As filed with the Securities and Exchange Commission on April 21, 2016
Commission File Nos. 333-73850
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 39	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 553	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 25, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I
April 25, 2016

Effective September 30, 2002, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts. Effective June 7, 2004, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase.

The Contracts offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

•
4 Fixed Account options, including 2 Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and 2 DCA+ Fixed Account options (used for certain dollar cost averaging transfers), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson®)(“we” or “us”), as may be made available by us, or as may be otherwise limited by us;

•
A Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us. The GMWB Fixed Account offers a minimum interest rate that is guaranteed by Jackson and is an account to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas;

•
101 Investment Divisions of Jackson National Separate Account - I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust, mutual funds with a full range of investment objectives:

JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund	JNL/Goldman Sachs Emerging Markets Debt Fund*
JNL/American Funds Global Bond Fund	JNL/Goldman Sachs Mid Cap Value Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/American Funds Growth-Income Fund	JNL/Invesco Global Real Estate Fund
JNL/American Funds International Fund	JNL/Invesco China-India Fund (formerly, JNL/Eastspring
JNL/American Funds New World Fund	Investments China-India Fund)
JNL Multi-Manager Small Cap Growth Fund	JNL/Invesco International Growth Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Invesco Mid Cap Value Fund
JNL Institutional Alt 20 Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 35 Fund	JNL/JPMorgan MidCap Growth Fund
JNL Institutional Alt 50 Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Alt 65 Fund*	JNL/Lazard Emerging Markets Fund*
JNL/American Funds Balanced Allocation Fund	JNL/Mellon Capital 10 x 10 Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Capital Index 5 Fund
JNL/AQR Managed Futures Strategy Fund*	JNL/Mellon Capital Emerging Markets Index Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital European 30 Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/BlackRock Natural Resources Fund	JNL/Mellon Capital S&P 500 Index Fund
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/Causeway International Value Select Fund	JNL/Mellon Capital International Index Fund
JNL/Crescent High Income Fund	JNL/Mellon Capital Bond Index Fund
JNL/DFA U.S. Core Equity Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund (formerly,	JNL/Neuberger Berman Strategic Income Fund
(JNL/Ivy Asset Strategy Fund)	JNL/Oppenheimer Global Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PIMCO Total Return Bond Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/PPM America Small Cap Value Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Total Return Fund
JNL/Franklin Templeton International Small Cap Growth	JNL/PPM America Value Equity Fund
Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America High Yield Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Mid Cap Value Fund

JNL/Red Rocks Listed Private Equity Fund*	JNL Variable Fund LLC
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Mellon Capital DowSM Index Fund
JNL/T. Rowe Price Short-Term Bond Fund	JNL/Mellon Capital Global 30 Fund
JNL/T. Rowe Price Value Fund	JNL/Mellon Capital Nasdaq® 100 Fund (formerly, JNL/Mellon
JNL/WMC Balanced Fund	Capital Nasdaq® 25 Fund)
JNL/WMC Money Market Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/WMC Value Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/S&P Competitive Advantage Fund	JNL/Mellon Capital JNL 5 Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Mellon Capital Communications Sector Fund*
JNL/S&P Intrinsic Value Fund	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/S&P Total Yield Fund	JNL/Mellon Capital Financial Sector Fund
JNL/S&P Mid 3 Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/S&P 4 Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL/S&P Managed Conservative Fund	JNL/Mellon Capital Technology Sector Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund	Jackson Variable Series Trust
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Disciplined Moderate Fund	JNL/PIMCO Credit Income Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015); and JNL/Red Rocks Listed Private Equity Fund have stopped accepting allocations and/or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 19 for more information.

Underscored are the Funds that are newly available, or recently underwent name changes as may be explained in the accompanying parenthetical . The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 25, 2016:

Previously Offered Funds	Currently Offered Funds
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
JNL/PPM America Total Return Fund (JNL Investors Series Trust)	JNL/PPM America Total Return Fund (JNL Series Trust)

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 25, 2016 , the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

•	A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

▪	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;

▪
receive income payments in the income phase on a fixed, variable, or fixed and variable basis; receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us (compounded at 2%); and

▪	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies;

•	A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

▪	3 types of optional death benefits;

▪	a “Contract Enhancement” (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year); and

▪
Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date.

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Please read this prospectus before you purchase a Contract. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements, which reflect state or other variations.  You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated April 25, 2016, by calling us at (800) 644-4565 or by writing us at: Annuity Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	44
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	44
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	45
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	46
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	47
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	48
Death Benefit Charges	49
Commutation Fee	49
Other Expenses	49
Premium Taxes	49
Income Taxes	49
DISTRIBUTION OF CONTRACTS	49
PURCHASES	51
Minimum Initial Premium	51
Minimum Additional Premiums	52
Maximum Premiums	52
Allocations of Premium	52
Optional Contract Enhancement	52
Capital Protection Program	54
Accumulation Units	54
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	54
Restrictions on Transfers: Market Timing	54
TELEPHONE AND INTERNET TRANSACTIONS	55
The Basics	55
What You Can Do and How	56
What You Can Do and When	56
How to Cancel a Transaction	56
Our Procedures	56
ACCESS TO YOUR MONEY	56
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	57
Guaranteed Minimum Withdrawal Benefit Considerations	57
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	58
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	59
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	62
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	68
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	72
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	76

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	79
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	86
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	93
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	100
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	111
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	122
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	132
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	142
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	154
Systematic Withdrawal Program	168
Suspension of Withdrawals or Transfers	168
INCOME PAYMENTS (THE INCOME PHASE)	168
Variable Income Payments	169
Income Options	169
Guaranteed Minimum Income Benefit (“FutureGuard”)	170
DEATH BENEFIT	172
Basic Death Benefit	172
Earnings Protection Benefit (“EarningsMax”)	173
Optional Death Benefits	174
5% Compounded Death Benefit	174
Maximum Anniversary Value Death Benefit	174
Combination Death Benefit	174
Special Spousal Continuation Option	175
Death of Owner On or After the Income Date	176
Death of Annuitant	176
TAXES	176
Contract Owner Taxation	176
Tax-Qualified and Non-Qualified Contracts	176
Non-Qualified Contracts – General Taxation	176
Non-Qualified Contracts – Aggregation of Contracts	176
Non-Qualified Contracts – Withdrawals and Income Payments	176
Non-Qualified Contracts – Required Distributions	177
Tax-Qualified Contracts – Withdrawals and Income Payments	177
Withdrawals – Tax-Sheltered Annuities	177
Withdrawals – Roth IRAs	178
Constructive Withdrawals – Investment Adviser Fees	178
Extension of Latest Income Date	178

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to one of our fixed account options (the “Fixed Account”), including two Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and two DCA+ Fixed Account options (used in connection with certain dollar cost averaging transfers), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Fixed Account, or impose special transfer requirements on the Fixed Account. In addition to the Fixed Account, if you elected the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account; or

•
on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the “Investment Divisions”). (We refer to the Fixed Account, GMWB Fixed Account and the Investment Divisions together as “Allocation Options.”)

Regardless of which Allocation Option(s) you use, investment earnings on your premiums for non-qualified Contracts will be tax deferred. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. See “TAXES” for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•	an Earnings Protection Benefit Endorsement (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

•
three additional types of Optional Death Benefit Endorsements (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances. See “Optional Contract Enhancement” at page 52 below;

•
Guaranteed Minimum Withdrawal Benefits (GMWB)(that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit (GMIB)(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state.

Allocation Options
You may not allocate your Contract Value to more than 99 Allocation Options at any one time. Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.

Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases
Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). The Investment Divisions and Guaranteed Fixed Account have initial and subsequent allocation minimums of $100. We reserve the right to refuse initial and any or all subsequent premium payments. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment. We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.

Death Benefit
If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes (“Net Premiums”) compounded at 2%. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal. If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.

Free Look
If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, minus any Contract Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium. During the free look period your assets will be allocated according to your allocation options. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the

Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Taxes
Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as “tax-deferral”). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses
Your Contract has insurance features and investment features, and there are costs related to each. If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see “Contract Charges.” Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Tables.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer Contract Value between Allocation Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge [1]
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•    (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•    (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge [3]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]
Withdrawal charges are deducted: on the Income Date if that date is within one year of the Issue Date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

[2]
Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.

[4]
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge		$35 [5]

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.65%

Mortality And Expense Risk Charge	1.50%[6]

Administration Charge	0.15%[7]

Total Separate Account Annual Expenses for Base Contract		1.65% [8]

[5]	This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

[6]	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.

[7]
If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the contract value falling substantially below $1,000,000, as determined by us.

[8]	Starting in the seventh Contract Year, or upon annuitization if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

Optional Endorsements – A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below[9]:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”)	0.30%

2% Contract Enhancement Maximum Annual Charge [10]	0.65%

The following optional death benefit endorsement charges are based on average daily net asset value. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below[9]:

5% Compounded Death Benefit Maximum Annual Charge	0.15%
Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%
Combination Death Benefit Maximum Annual Charge	0.25%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[9]:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of December 3, 2007) (“FutureGuardSM”) [11]	0.40%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) [12]	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“SafeGuard Max®”) [13]	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM”, formerly “AutoGuard®”) [14]	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 6SM”) [15]	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) [16]	0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”, formerly “LifeGuard Protector Advantage®”) [17]	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) [18]	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM With Joint Option”) [19]	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”) [20]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB With Joint Option”) [21]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”) [22]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) [23]	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) [24]	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM With Joint Option”) [25]	1.86%

[9]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

[10]	This charge is only deducted for the first three Contract Years.

[11]	On a calendar quarter basis, the charge is 0.10% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:
(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant’s 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, subject to certain adjustments after that Contract Anniversary.

This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined beginning on page 170 below.

[12]
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is expressed as an annual percentage and depends on:

•	When the endorsement is added to the Contract.

•	The endorsement’s availability – on and after, or before January 17, 2006, or before February 23, 2005.

•	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

•	The frequency of deduction – quarterly, monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%		0.70%	0.70%
Current Annual Charge	0.50%	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB		Investment Divisions	Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 38. For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 58.

[13]
The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%. But for Contracts purchased in Washington State, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

[14]
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

[15]
The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased in Washington State, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 72. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

[16]
The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased in Washington State, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 75. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

[17]
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.15%÷4	1.17%÷12	0.70%÷4	0.72%÷12
55 – 59	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
60 – 64	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
65 – 69	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
70 – 74	0.90%÷4	0.90%÷12	0.55%÷4	0.57%÷12
75 – 80	0.65%÷4	0.66%÷12	0.40%÷4	0.42%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 41. For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 79.

[18]
1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. The below tables have the maximum and current charges. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 42. For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 85.

[19]
1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. The below tables have the maximum and current charges. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-85	1.70%÷4	1.71%÷12	1.15%÷4	1.17%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 43. For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 93.

[20]
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. The below tables have the maximum and current charges. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased in Washington State, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 43. For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 100.

[21]
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. The below tables have the maximum and current charges. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 44. For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 110.

[22]
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. The below tables have the maximum and current charges. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased in Washington State, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 45. For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 122.

[23]
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. The below tables have the maximum and current charges. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 46. For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 132.

[24]
1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. The below tables have the maximum and current charges. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased in Washington State, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%÷4	1.50%÷12	0.85%÷4	0.87%÷12
For endorsements purchased before September 28, 2009	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 47. For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 142. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

[25]
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter. The below tables have the maximum and current charges. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%÷4	1.86%÷12	1.05%÷4	1.05%÷12
For endorsements purchased before September 28, 2009	1.50%÷4	1.50%÷12	0.80%÷4	0.81%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 48. For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 154. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.56%

Maximum: 2.19%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth	1.08% A	0.20% A	0.16% A, G	0.00%	1.44% A	(0.43%) B	1.01% A,B,I
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A, G	0.00%	1.62% A	(0.50%) B	1.12% A,B,I
JNL/American Funds Global Small Capitalization	1.44% A	0.20% A	0.19% A, G	0.00%	1.83% A	(0.55%) B	1.28% A,B,I
JNL/American Funds Growth-Income	0.94% A	0.20% A	0.17% A, G	0.00%	1.31% A	(0.35%) B	0.96% A,B,I
JNL/American Funds International	1.35% A	0.20% A	0.19% A, G	0.00%	1.74% A	(0.55%) B	1.19% A,B,I
JNL/American Funds New World	1.77% A	0.20% A	0.22% A, G	0.00%	2.19% A	(0.75%) B	1.44% A,B,I
JNL/Capital Guardian Global Balanced	0.65%	0.20%	0.16% G	0.01%	1.02%	(0.00%)R	1.02%R
JNL/DFA U.S. Core Equity	0.58%	0.20%	0.10% F	0.00%	0.88%	(0.08%) C	0.80% C
JNL/Franklin Templeton Global Multisector Bond	0.72%	0.20%	0.16% G	0.02%	1.10%	(0.02%) C	1.08% C
JNL/FPA + DoubleLine® Flexible Allocation	0.83%	0.20%	0.15%G	0.01%	1.19%	(0.01%)C	1.18%C,I
JNL/Goldman Sachs Mid Cap Value	0.70%	0.20%	0.10% F	0.01%	1.01%	(0.01%) C	1.00% C
JNL/Goldman Sachs Core Plus Bond	0.57%	0.20%	0.10% F	0.01%	0.88%	(0.01%)C	0.87%C,I
JNL/Invesco China-India	0.90%	0.20%	0.16% G	0.00%	1.26%Q,I	(0.00%)Q	1.26%I,Q
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%P	(0.00%)P	1.05%P
JNL/Invesco Small Cap Growth	0.81%	0.20%	0.11% F	0.01%	1.13%	(0.02%) C,P	1.11% C,P
JNL/Invesco International Growth	0.62%	0.20%	0.15% G	0.01%	0.98%	(0.00%) M	0.98% M

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.10% F	0.01%	0.99%	(0.00%)P	0.99%P
JNL/Lazard Emerging Markets	0.87%	0.20%	0.16% G	0.00%	1.23%	(0.00%) J	1.23% J
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.17% G	0.00%	0.75%	(0.00%) K	0.75% K
JNL/Mellon Capital S&P 500 Index	0.23%	0.20%	0.13% F	0.00%	0.56%	(0.01%) C	0.55% C
JNL/Morgan Stanley Mid Cap Growth	0.75%	0.20%	0.15% G	0.01%	1.11%	(0.03%)C	1.08%C,I
JNL/Oppenheimer Global Growth	0.62%	0.20%	0.15% G	0.00%	0.97%	(0.01%)C	0.96%C,I
JNL/PIMCO Real Return	0.49%	0.20%	0.25% F	0.00%	0.94%	(0.00%) N	0.94% N
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.11% F	0.00%	0.81%	(0.00%) O	0.81% O
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%	(0.00%) L	1.06% L
JNL/PPM America Small Cap Value	0.75%	0.20%	0.10% F	0.00%	1.05%	(0.00%) L	1.05% L
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	(0.00%) C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.31%) D	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.11%	0.00%	0.06% E	0.98%	1.15%
JNL Institutional Alt 35	0.11%	0.00%	0.05% E	1.07%	1.23%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.18%	1.34%
JNL Alt 65	0.14%	0.00%	0.05% E	1.30%	1.49%
JNL Multi-Manager Small Cap Growth	0.67%	0.20%	0.11% F	0.01%	0.99%
JNL Multi-Manager Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/American Funds Balanced Allocation	0.30%	0.20%	0.15% G	0.47%	1.12%
JNL/American Funds Growth Allocation	0.30%	0.20%	0.15% G	0.50%	1.15%
JNL/AQR Managed Futures Strategy	0.94%	0.20%	0.15% G	0.12%	1.41%I
JNL/BlackRock Natural Resources	0.63%	0.20%	0.16% G	0.01%	1.00%
JNL/BlackRock Global Allocation	0.71%	0.20%	0.16% G	0.00%	1.07%
JNL/BlackRock Large Cap Select Growth	0.60%	0.20%	0.10% F	0.00%	0.90%
JNL/Brookfield Global Infrastructure and MLP	0.79%	0.20%	0.16% G	0.00%	1.15%
JNL/Causeway International Value Select	0.64%	0.20%	0.16% G	0.01%	1.01%
JNL/Crescent High Income	0.65%	0.20%	0.15% G	0.00%	1.00%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	0.99%	1.04%
JNL/Franklin Templeton Global Growth	0.65%	0.20%	0.15% G	0.01%	1.01%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.15% G	0.01%	1.31%
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.10% F	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.79%	0.20%	1.07% G	0.00%	2.06%
JNL/JPMorgan MidCap Growth	0.63%	0.20%	0.10% F	0.01%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.11% F	0.01%	0.70%
JNL/Mellon Capital European 30	0.29%	0.20%	0.15% G	0.00%	0.64%I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.15% G	0.00%	0.66%I
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.11% F	0.00%	0.56%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.11% F	0.01%	0.59%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Neuberger Berman Strategic Income	0.58%	0.20%	0.16% G	0.05%	0.99%
JNL/PPM America Floating Rate Income	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Total Return	0.49%	0.20%	0.10% F	0.01%	0.80%
JNL/PPM America Value Equity	0.55%	0.20%	0.11% F	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.95%	2.12%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.10% F	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.10% F	0.01%	0.74%
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.10%	0.00%	0.05% E	0.89%	1.04%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.90%	1.04%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.92%	1.06%
JNL/S&P Managed Growth	0.08%	0.00%	0.06% E	0.94%	1.08%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.95%	1.10%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.77%	0.92%
JNL Disciplined Moderate Growth	0.10%	0.00%	0.05% E	0.74%	0.89%
JNL Disciplined Growth	0.11%	0.00%	0.06% E	0.72%	0.89%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Total Yield	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.66%	0.71%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Global 30	0.29%	0.20%	0.16% G	0.00%	0.65%I
JNL/Mellon Capital Nasdaq® 100	0.28%	0.20%	0.20% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
Jackson Variable Series Trust
JNL/DoubleLine® Total Return	0.48%	0.20%	0.17% G	0.01%	0.86% I
JNL/PIMCO Credit Income	0.40%	0.20%	0.18% G	0.00%	0.78% I

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.40%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.69%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.73%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.79%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
I     Expense Information has been restated to reflect current fees.

J	JNAM will voluntarily waive 0.10% on the first $100 million of the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

K	JNAM will voluntarily waive 0.05% on the fund's assets greater than $750 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

L	JNAM will voluntarily waive 0.10% on the fund’s assets greater than $150 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

M
JNAM will voluntarily waive 0.05% on the first $50 million of the Fund’s assets and 0.02% on assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

N	JNAM will voluntarily waive 0.01% on the fund's assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

O	JNAM will voluntarily waive 0.02% on the fund's assets greater than $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

P	JNAM will voluntarily waive 0.05% on the first $50 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Q	JNAM will voluntarily waive 0.05% on the first $500 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

R	JNAM will voluntarily waive 0.025% on the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,717	$2,778	$3,316	$6,183

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,717	$2,178	$3,316	$6,183

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$717	$2,103	$3,316	$6,183

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix F. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90.
Your Contract Value may be allocated to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract value allocated to a Guaranteed Fixed Account option and/or the GMWB Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Guaranteed Fixed Account options and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Guaranteed Fixed Account options and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Guaranteed Fixed Account options and the GMWB Fixed Account may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE GUARANTEED FIXED ACCOUNT

Each available Guaranteed Fixed Account offers a minimum interest rate that we guarantee for a specified period (for example, one and three years). We guarantee principal and interest of any Contract Values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced by an “Excess Interest Adjustment” and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

The DCA+ Fixed Account options, if available, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option. If you elected to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Guaranteed Fixed Account options and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 142. For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 154.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts and the GMWB Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015); and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available investment option. If you have a Select Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for future Premium payments, described above. Therefore, when you change your allocation instructions for future Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc., LMCG Investments, LLC, and RS Investment Management Co. LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by unaffiliated investment managers.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable

Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Alt 65 Fund (Please Note: The Investment Division investing in the JNL Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/BlackRock Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)
Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities. The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The range by which the Fund’s percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the sub-adviser determines to be appropriate.

JNL/FPA + DoubleLine ® Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund)
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund

Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Growth Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index. The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities and equity related and/or derivative instruments that aim to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index. In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the sub-adviser believes are more likely to outperform the index, and will take short positions in securities the sub-adviser believes will underperform the index.

JNL/Invesco China-India Fund (formerly, JNL/Eastspring Investments China-India Fund)
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)
Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed-income investments may be used for the purpose of satisfying the 80% minimum investment requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note: The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies. The sub-adviser seeks investments in companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations. In selecting companies, Standard & Poor’s Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC. The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500, with approximately equal exposure to each sector.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the sub-adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, t he Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Variable Fund LLC

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.

JNL/Mellon Capital Global 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.

JNL/Mellon Capital Nasdaq ® 100 Fund (formerly, JNL/Mellon Capital Nasdaq ® 25 fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the stocks of companies in the Nasdaq-100 Index ® that are expected to have a potential for capital appreciation. The Fund selects a portfolio of stocks of companies selected from stocks included in the Index. The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation by investing approximately equal amounts in the stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock s of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the stocks of companies that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note: The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

Jackson Variable Series Trust

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by us. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years. Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, this charge will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

•
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amounts, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

•	amounts withdrawn in a total withdrawal, or

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge. If you select the Contract Enhancement, then for a period of three Contract Years, a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be imposed. This charge will also be assessed against any amounts allocated to the Guaranteed Fixed Account and the GMWB Fixed Account, resulting in a credited interest rate of 0.65% less than the annual credited interest rate that would apply to the Guaranteed Fixed Account or the GMWB Fixed Account if the Contract Enhancement had not been elected (and assuming no withdrawals).

Contract Enhancement Recapture Charge. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period. The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•
if permitted by your state, withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Income Benefit (“FutureGuard”) Charge. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.40% annually). This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The actual deduction of the charge will be reflected in your quarterly statement. The GMIB Benefit Base is explained beginning on page 170 below. You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 58. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.50% ÷ 4	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter. In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is deducted over the applicable percentage of the GWB. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 58. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge (“SafeGuard Max”). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). In Washington State, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. In Washington State, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 62. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 68.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 68. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.
.
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). In Washington State, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 72.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 72. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 75.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 75. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 79. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.15% ÷ 4	1.17% ÷ 12	0.70% ÷ 4	0.72% ÷ 12
55 – 59	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
60 – 64	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
65 – 69	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
70 – 74	0.90% ÷ 4	0.90% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
75 – 80	0.65% ÷ 4	0.66% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 83. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 79. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 92. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 93.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.70% ÷ 4	1.71% ÷ 12	1.15% ÷ 4	1.17% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 99. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 93. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 100.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 108. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 100. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 110.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 119. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 110. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 122.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 129. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 122. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 132.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 140. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 132. Also see

“Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 142.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
For endorsements purchased before September 28, 2009	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 149.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 152. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up”

beginning on page 142. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”)” beginning on page 154.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85% ÷ 4	1.86% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
For endorsements purchased before September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 162.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 165. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-

Up” beginning on page 154. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 58 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

If you select the 5% Compounded Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 12.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson may pay Financial Institutions bonuses, overrides, and marketing allowances, in addition to commissions. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume and size of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct. While such compensation may be significant, it will not result in any additional direct charge by us to you.

The two primary forms of such compensation paid by the Distributor and/or Jackson are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management, and sales volume. Overrides are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation and are intended to provide us with exposure to registered representatives so that we may educate them about product features and benefits. Marketing support payments generally allow us to, among other things, participate in sales conferences (for example, national, regional, and top producer meetings hosted by a Financial Institution). Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. Payments to these firms ranged from approximately $750 thousand to approximately $24 million.

Cetera Advisor Networks, LLC
Commonwealth Financial Network
ING/Voya Financial Advisors, LLC
INVEST Financial Corporation*
Investment Centers of America, Inc.*
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*

Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

*Jackson affiliate.
Please see Appendix C for a complete list of Financial Institutions that received amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions the wholesaler services; wholesaler performance; and overall company performance. The wholesalers may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. The compensation related to the Other Contracts consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. There is a $100 minimum balance requirement for each Investment Division and Guaranteed Fixed Account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account and GMWB Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB. Our right to restrict premiums to a lesser maximum amount may also affect the benefits under your Contract.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached. This subsequent premium limitation does not apply to contracts issued in Maryland.

Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

You may not allocate your Contract Value among more than 99 Allocation Options at any one time. Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 142. For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 154.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement. If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment. There is a charge, described above, that is assessed against the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account for the Contract Enhancement. We will also impose a Contract Enhancement recapture charge during the first three Contract Years if you:

•	make withdrawals in excess of the free withdrawals permitted by your Contract,

•	elect to receive payment under an income option, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with your Contract's free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See Example 2 in Appendix B for an illustration.) Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on the charge for the Contract Enhancement. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three Contract Years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first three years after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the third Contract Year.

Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	if permitted by your state, withdrawals under our:

◦	Terminal Illness Benefit;

◦	Specified Conditions Benefit; or

◦	Extended Care Benefit. (See page 57.)

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1 or 3 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account options are available. You should consult your Jackson representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premiums to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option. You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owner, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement; and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 36. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 176.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

•
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

•
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

•	Heart attack

•	Stroke

•	Coronary artery surgery

•	Life threatening cancer

•	Renal failure or

•	Alzheimer's disease; and

•
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsection beginning on page 110.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB has a higher charge than the For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see “Extension of Latest Income Date” beginning on page 178 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description of the GMWB is supplemented by some examples in Appendix D that may assist you in understanding how the GMWB calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Withdrawals greater than the GAWA impact the GAWA differently, depending on when you elected the GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

- or -

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement is added before May 2, 2005, 7% of the greater of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD requirements.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
7% of the new GWB; Or
The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account

Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.
Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract

Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-

qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Endorsement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 98 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•The Income Date;

•The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•Conversion of this GMWB (if conversion is permitted);

•The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.

Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 118 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit

Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.
We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the

Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the

Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 138 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

•    For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment. (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB adjustment. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the

Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GMWB death benefit is void and will not be included in the continuation adjustment.

◦	The GWB adjustment provisions are void.

◦	The Bonus provision is void.

◦	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the duration since the effective date of the GMWB endorsement.

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated).

◦	The GMWB death benefit will be included in the calculation of the continuation adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

•    For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 176.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment. (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB adjustment will be of no benefit. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract

Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

◦	If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

◦
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

◦	If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

◦	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The GMWB death benefit will be included in the calculation of the continuation adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 175.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 57 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. A specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account and GMWB Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday. Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the required minimum distribution for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). An income option may be elected or changed up to seven days prior to the Income Date. The following income options may not be available in all states.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

Guaranteed Minimum Income Benefit (“FutureGuard”).

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Additionally, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached. This subsequent premium limitation does not apply to contracts issued in Maryland.

The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits.

If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised;

and (b) is:

•	the greatest Contract Value on any Contract anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and minus

•	any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and Excess Interest Adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal. When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and Excess Interest Adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to contracts issued to entities/Owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
total “Net Premium” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid (these charges are collected from Contract Value)), compounded at 2%.

The amounts in (b) are limited to 250% of Net Premiums paid under the Contract.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See “Special Spousal Continuation Option” below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law. The Preselected Death Benefit Option may not be available in all states.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 – 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below. For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

◦	is age 76 or older at the Continuation Date or

◦	elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of 0.30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

I.	5% Compounded Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
Total “Net Premiums” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value), compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

II.	Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 2%; or

(c)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

Amounts in (b) are limited to 250% of Net Premiums paid under your Contract.

III.	Combination Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(d)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

For purposes of calculating I. (b), (c), II. (b), (c) and III. (b), (c) and (d), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items I. (b), (c), II. (b), (c) and III. (b), (c) and (d) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer you are to age 81 when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If an optional death benefit is selected, the use of multiple contracts by related entities/Owners to avoid the 250% premium limit will not permitted. Selection of these optional benefits is subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

Each of the three optional death benefits is designed to increase your death benefit from that provided by the base death benefit only if the investment performance and credited rates of the allocation options to which you have allocated your Contract Values has not been sufficient to make your Contract Value the applicable death benefit. Normally, each of the three optional death benefits would be greater than your Contract's base death benefit if your Contract Value is not greater than net payments. If you make substantial withdrawals, however, it is possible in some circumstances for your Contract's base death benefit to be greater than any of the optional death benefits, even if your Contract Value is not greater than your net payments.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and Optional Death Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. However, the spouse may continue the Contract at Contract Value without exercising the Special Spousal Continuation Option. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see “Guaranteed Minimum Income Benefit” beginning on page 170. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY.” The Contract, and its optional benefits, remains the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 99 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account options is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Account options (if currently available) from the one-year Guaranteed Fixed Account or any of the Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the Guaranteed Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Account options. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Account options chosen over the DCA+ term selected. You should consult your Jackson representative with respect to the current availability of the Guaranteed Fixed Account options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/WMC Money Market Fund). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return:

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the premiums, minus

•	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract (subject to state variations). We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in a number of civil proceedings, arising in the ordinary course of business. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital DowSM Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to [Licensee's Product(s)] currently being issued by [Licensee], but which may be similar to and competitive with [Licensee's Product(s)]. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein

(negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL

FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS

OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1
100,000.00 :	Premium
7.00% :	Withdrawal Charge Year 2
2.00% :	Contract Enhancement
1.50% :	Recapture Charge Year 2
5.50% :	Net Return

At end of Year 2
113,528.55 :	Contract Value at end of year 2
100,000.00 :	Net Withdrawal requested

13,528.55 :	Earnings
94,504.32 :	Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
108,032.87 :	Total Gross Withdrawal

108,032.87 :	Total Gross Withdrawal
-6,615.30 :	Withdrawal Charge
-1,417.57 :	Recapture Charge
100,000.00 :	Total Net Withdrawal

Example 2
10/1/05
100,000.00 :	Premium
6.00% :	Withdrawal Charge Contribution Year 3
.75% :	Recapture Charge Contribution Year 3
12/1/05
100,000.00 :	Premium
7.00% :	Withdrawal Charge Contribution Year 2
1.50% :	Recapture Charge Contribution Year 2

2.00% :	Contract Enhancement
0.00% :	Net Return

11/1/07
204,000.00 :	Contract Value
150,000.00 :	Net Withdrawal Requested

4,000.00 :	Earnings
16,000.00 :	Additional Free withdrawal amount
100,000.00 :	Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
40,163.94 :	Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
160,163.94 :	Total Gross Withdrawal

160,163.94 :	Total Gross Withdrawal
-6,000.00 :	Withdrawal Charge from Premium 1
-750.00 :	Recapture Charge from Premium 1
-2,811.48 :	Withdrawal Charge from Premium 2
-602.46 :	Recapture Charge from Premium 2
150,000.00 :	Total Net Withdrawal

B-1

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bolton Global Capital	Commonwealth Financial Network
Adirondack Trading Group, LLC	BOSC, Inc.	Community America Financial Solutions, LLC
Advanced Financial Services	Broker Dealer Financial Services Corporation	Comprehensive Asset Management and
Advanced Wealth and Retirement Planning	Brokers International Financial Services, LLC	Servicing, Inc.
Concepts	Brooklight Place Securities	Cona Investment Advisors, LLC
Advisors Wealth Management, Inc.	Bruce A. Lefavi Securities, Inc.	Concorde Investment Services, LLC
Advisory Group Equity Services, Ltd.	Bruderman Brothers	Coordinated Capital Securities, Inc.
Allegheny Investments, Ltd.	Buckman, Buckman & Reid, Inc.	CoreCap Investments, Inc.
Allegiance Capital, LLC	Cabot Lodge Securities, LLC	Corinthian Partners
Allegis Investment Services	Cadaret, Grant & Co., Inc.	Cornerstone Financial Services, Inc.
Allen & Company of Florida, Inc.	Calton & Associates, Inc.	Country Capital Management Company
Allstate Financial Services, LLC	Cambridge Investment Research, Inc.	Country Club Financial Services, Inc.
American Capital	Cantella & Company, Inc.	Creative Financial Designs, Inc.
American Independent Securities Group, LLC	Cape Securities, Inc.	Crescent Securities Group
American Investors Company	Capital Financial Services	Crown Capital Securities, L.P.
American Portfolios Financial Services, Inc.	Capital Guardian, LLC	CUNA Brokerage Services, Inc.
Ameriprise Advisor Services, Inc.	Capital Investment Group, Inc.	CUSO Financial Services, Inc.
Ameritas Investment Corporation	Capital One Investment Services, LLC	Cutter & Company
Arete Wealth Management, LLC	Capital Resource Management	D.A. Davidson & Company
Arque Capital, Ltd.	Capital Synergy Partners, Inc.	D.H. Hill Securities, LLP
Arvest Asset Management	Capitol Securities Management, Inc.	Davenport & Company, LLC
Associated Investment Services	Carey, Thomas, Hoover, & Breault, Inc.	Davinci Capital Management Inc.
Aurora Capital, LLC	Cary Street Partners, LLC	Dempsey Lord Smith, LLC
Ausdal Financial Partners, Inc.	CCF Investments, Inc.	Despain Financial Corporation
Aveo Capital Partners, LLC	CCO Investment Services Corporation	DFPG Investments
AXA Advisors, LLC	Centaurus Financial, Inc.	Dominion Investor Services
B. B. Graham & Company, Inc.	Centennial Securities Company, Inc.	Doughtery & Company, Inc.
B.C. Ziegler & Company	Center Street Securities, Inc.	Duncan Williams, Inc.
BA Financial Services, Inc.	Century Securities & Associates, Inc.	EDI Financial Inc.
BancWest Investment Services, Inc.	Ceros Financial Services, Inc.	Edward Jones & Company
Bankers & Investors Company	Cetera	Equable Securities Corporation
Bannon, Ohanesian & Lecours, Inc.	Cetera Advisor Networks, LLC	Equity Services, Inc.
BB&T Securities, LLC	Cetera Advisors, LLC	Essex National Securities, Inc.
BBVA Compass Investment Solutions Inc.	Cetera Financial Specialists, LLC	Everest Investment Advisors, Inc.
BCG Securities, Inc.	Cetera Investment Advisers, LLC	Fairport Capital, Inc.
BD Financial	Cetera Investment Services, LLC	FBT Investments, Inc.
Beaconsfield Financial Services	CFD Investments, Inc.	Feltl and Company
Beneficial Investment Services	CFS Investments, Inc.	Fifth Third Securities
Benjamin F Edwards & Company	Chelsea Financial Services	Financial Planning Consultants
Berthel, Fisher & Company Financial Services	CitiGroup Global Markets Inc.	Financial West Investment Group
BFC Planning, Inc.	Citizens Investment Services	Fintegra Financial Solutions
BFT Financial Group, LLC	CL Wealth Management, LLC	First Allied Securities, Inc.
BHF RG Capital, Inc.	Client One Securities, LLC	First American Securities
BMO Harris Financial Advisors, Inc.	Coastal Equities, Inc.	First Citizens Investor Services

First Financial Equity Corporation	IBN Financial Services, Inc.	Long Island Financial Group, Inc.
First Heartland Capital, Inc.	IFS Securities	Lowell & Company
First Independent Advisory Services, Inc.	IMS Securities, Inc.	LPL Financial Services
First Midwest Securities	Independence Capital Company	Lucia Securities, LLC
First National Capital Markets	Independent Financial Group, LLC	M Griffith Investment Services
First Republic Securities Company	Infinex Investments, Inc.	M. Holdings Securities, Inc.
First State Financial	Infinity Securities, Inc.	M&T Securities, Inc.
First Western Securities, Inc.	ING/Voya Financial Advisors, LLC	Madison Avenue Securities, Inc.
FirstMerit Financial Services, Inc.	Innovation Partners, LLC	McNally Financial Services Corp
Folger Nolan Fleming Douglas	Insight Securities	Means Investment Company, Inc.
Foothill Securities, Inc.	Institutional Securities Corporation	Mercap Securities, LLC
Foresters Equity Services Inc.	International Assets Advisory, LLC	Mercer Allied Company, LP
Fortune Financial Services, Inc.	Intervest International, Inc.	Merrill Lynch
Founders Financial Securities, LLC	INVEST Financial Corporation	MetLife Securities, Inc.
Fountainhead Capital Management	Investacorp, Inc.	Michigan Securities, Inc.
Freedom Investors Corporation	Investment Centers of America, Inc.	Mid Atlantic Capital Corporation
Freedom Wealth Advisors, LLC	Investment Network, Inc.	Mid-Atlantic Securities Inc.
FSC Securities Corporation	Investment Planners, Inc.	Millington Investments, LLC
FTB Advisors, Inc.	Investment Professional, Inc.	Ministry Partners Securities, LLC
Fusion Investment Advisors, LLC	Investors Capital Corporation	Mischler Financial Group, Inc.
G F Investment Services	J P Turner & Company, LLC	MML Investors Services, LLC
G.W. Sherwold Associates Inc.	J. Alden Associates, Inc.	Moloney Securities Company, Inc.
G.A. Repple and Company	J.W. Cole Financial, Inc.	Money Concepts Capital Corp
Garden State Securities	James T Borello & Company	Moors & Cabot, Inc.
Geneos Wealth Management, Inc.	Janney, Montgomery Scott, LLC	Morgan Stanley Smith Barney LLC
Girard Securities, Inc.	JHS Capital Advisors Inc.	Mutual of Omaha Investor Services, Inc.
Global Brokerage Services, Inc.	JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.
Global View Capital Management	JW Cole Financial, Inc.	Mutual Trust Company of America Securities
GLP Investment Services, LLC	K.W. Chambers & Company	MWA Financial Services, Inc.
Gold Coast Securities, Inc.	Kalos Capital, Inc.	National Planning Corporation
Gradient Securities, LLC	KCD Financial, Inc.	National Securities Corporation
Great American Investors, Inc.	Key Investment Services	Nations Financial Group, Inc.
GWN Securities, Inc.	Keystone Capital Corporation	Nationwide Planning Associates
H Beck, Inc.	KMS Financial Services Inc	Nationwide Securities, LLC
H.D. Vest Investment Securities, Inc.	Kovack Securities, Inc.	Navy Federal Brokerage Services, LLC
Hancock Investment Services, LLC	L.M. Kohn & Company, Inc.	NBC Securities, Inc.
Hantz Financial Services	L.O. Thomas & Co., Inc.	Neidiger, Tucker, Bruner, Inc.
Harbor Financial Services, LLC	Labrunerie Financial	New Century Financial Group, LLC
Harbour Investments, Inc.	Lara, Shull and May, LLC	New England Securities Corporation
Harger and Company, Inc.	Larson Financial Securities	Newbridge Securities Corporation
Harvest Capital, LLC	Lasalle St. Securities, LLC	Next Financial Group, Inc.
Hazard & Siegel, Inc.	Legend Equities Corporation	NFP Securities, Inc.
Hazlett Burt & Watson	Leigh Baldwin & Company	NIA Securities
HBW Securities, LLC	Liberty Partners Financial Services, LLC	North Ridge Securities Corporation
Heartland Investment Associates, Inc.	Lifemark Securities Corporation	Northeast Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Financial Advisors Corporation	Northridge Securities
Hornor, Townsend & Kent, Inc.	Lincoln Financial Securities Corporation	NorthStar Wealth Management, Inc.
HSBC Securities	Lincoln Investment Planning Inc.	Northwestern Mutual Investment Services, LLC
Huntleigh Securities Corporation	Lombard Securities	NOVA Financial, LLC

NPB Financial Group, LLC	Securities America, Inc.	United Planners Financial Services of America
NYLife Securities, Inc.	Securities Equity Group	U.S. Bancorp Investments, Inc.
Oak Tree Securities, Inc.	Securities Management & Research, Inc.	USA Financial Securities Corporation
OFG Financial Services, Inc.	Securities Service Network Inc.	Valic Financial Advisors, Inc.
Ohanesian & Lecours, Inc.	Sequoia Wealth Management	ValMark Securities, Inc.
OneAmerica Securities, Inc.	Shearson Financial Services	Vanderbilt Securities, LLC
Oppenheimer & Company, Inc.	Sigma Financial Corporation	VSR Financial Services, Inc.
Pacific American Securities, LLC	Signator Financial Services, Inc.	Waddell & Reed, Inc.
Packerland Brokerage Services	Signator Investors, Inc.	Wall Street Financial Group
Paradigm Equities, Inc.	Signature Financial Group	Wayne Hummer Investments, LLC
Park Avenue Securities, LLC	SII Investments, Inc.	Wealth Management Resources, Inc.
Parkland Securities, LLC	Silver Oak Securities	Wedbush Securities Inc.
Parsonex Securities, LLC	Sorrento Pacific Financial, LLC	Wellington Shields & Company, LLC
Peak Brokerage Services	Southeast Investments, N.C., Inc.	Wells Fargo Advisors, LLC
Peoples Securities, Inc.	Southwest Securities, Inc.	Wesbanco Securities, Inc.
PFA Security Asset Management Inc.	St. Bernard Financial Services, Inc.	Wescom Financial Services, LLC
PlanMember Securities Corporation	Stephens, Inc.	Western Equity Group
PNC Investments, LLC	Sterne Agee Financial Services, Inc.	Western International Securities Inc.
Presidential Brokerage, Inc.	Sterne, Agee & Leach, Inc.	WFG Investments, Inc.
Princor Financial Services	Stifel Nicolaus & Company, Inc.	Wilbanks Securities, Inc.
Private Advisor Group, LLC	Summit Brokerage Services, Inc.	William C. Burnside & Co., Inc.
Private Client Services, LLC	Summit Equities, Inc.	Williams Financial Group
Pro Equities, Inc.	Sunset Financial Services, Inc.	Windmill Group
Prospera Financial Services Inc.	SunTrust Investment Services, Inc.	Winslow, Evans, & Crocker, Inc.
Pruco Securities, LLC	SWBC Investment Services	Woodbury Financial Services, Inc.
PTS Brokerage LLC	SWS Financial Services, Inc.	Woodmen Financial Services, Inc.
Purshe Kaplan Sterling Investments	Symphonic Securities, LLC	World Capital Brokerage, Inc.
Questar Capital Corporation	Synovus Securities, Inc.	World Choice Securities, Inc.
Raymond James & Associates, Inc.	T.S. Phillips Investments, Inc.	World Equity Group, Inc.
RBC Capital Markets Corporation	Tandem Securities, Inc.	Worth Financial Group, Inc.
RBC Dain Rauscher, Inc.	TFS Securities, Inc.	Wunderlich Securities, Inc.
Regulus Advisors, LLC	The Huntington Investment Company	WWK Investments, Inc.
Rendler Sales Consulting, LLC	The Investment Center, Inc.
Rhodes Securities, Inc.	The Leaders Group, Inc.
Ridgeway & Conger, Inc.	The O.N. Equity Sales Company
RNR Securities, LLC	The Patriot Financial Group
Robert W. Baird & Company, Inc.	The Strategic Financial Alliance, Inc.
Rogan and Associates	Thrivent Financial
Royal Alliance Associates Inc	Thurston, Springer, Miller, Herd and Titak, Inc.
Royal Securities Company	Titlelist Asset Management, Ltd.
RSG Capital Corporation	Transamerica Financial Advisors, Inc.
S.G. Long & Company	Triad Advisors, Inc.
Sage Rutty and Company, Inc.	Trustmont Financial Group, Inc.
Sagepoint Financial, Inc.	UBS Financial Services, Inc.
Sandlapper Securities, LLC	Uhlmann Price Securities
Santander Securities, LLC	UMB Financial Services, Inc.
Saxony Securities, Inc.	Umpqua Investments, Inc.
SCF Securities, Inc.	UnionBanc Investment Services, LLC
Securian Financial Services, Inc.	United Brokerage Services, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

s	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment. The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment. The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05

= $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the

Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

–
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage, and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year

= 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the 200% Guaranteed Withdrawal Balance Adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision. If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪	Example 11a: If on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪	Example 11b: If on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:

s	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.

Example 12: On each Contract Monthly Anniversary, funds are transferred to or from the GMWB Fixed Account via the formulas defined in the Transfer of Assets Methodology in Appendix E. The annuity factors referenced in this example are also found in Appendix E. (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

s	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

s
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

s
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

s	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

s
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

s
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

s
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

s
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

s	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

s
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

s
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

s	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

s
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

s	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

s
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

s
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:

s
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

s
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

s	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

s	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

APPENDIX E

LIFEGUARD SELECT GMWB
AND LIFEGUARD SELECT WITH JOINT OPTION GMWB
TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or

2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or

2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

LifeGuard Select
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23

109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

LifeGuard Select with Joint Option
Transfer of Assets Provision
Annuity Factors
Age*	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70

113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

APPENDIX F

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The following Fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

F-1

Accumulation Unit Values
Base Contract - 1.45% (Starting in the seventh Contract Year or upon annuitization, if earlier)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.39	$17.36	$16.09	$14.71	$15.78	$13.82	N/A	N/A	N/A	N/A
End of period	$16.83	$17.39	$17.36	$16.09	$14.71	$15.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,793	3,287	3,799	4,282	4,987	7,880	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.99	$12.51	$10.84	$9.71	$9.78	$8.93	$7.63	N/A	N/A	N/A
End of period	$12.57	$12.99	$12.51	$10.84	$9.71	$9.78	$8.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,028	13,638	13,772	10,660	10,812	10,976	6,600	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	151	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.69	$16.57	$14.76	$13.48	$14.03	$12.59	N/A	N/A	N/A	N/A
End of period	$16.09	$16.69	$16.57	$14.76	$13.48	$14.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	167	413	665	1,094	8,257	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$17.10	$17.02	$15.36	$14.00	$14.76	$13.10	N/A	N/A	N/A	N/A
End of period	$16.47	$17.10	$17.02	$15.36	$14.00	$14.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.05	$16.99	$15.62	$14.29	$15.20	$13.43	N/A	N/A	N/A	N/A
End of period	$16.46	$17.05	$16.99	$15.62	$14.29	$15.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,231	13,064	12,686	8,679	9,121	9,227	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	$15.67	N/A	N/A	N/A
End of period	$36.98	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,618	11,275	12,348	13,292	16,572	16,216	18,629	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.48	$18.73	$14.14	$12.20	$12.72	$10.18	$7.73	N/A	N/A	N/A
End of period	$16.50	$18.48	$18.73	$14.14	$12.20	$12.72	$10.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,115	3,989	3,709	3,873	4,169	4,558	5,995	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$12.05	$11.72	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	$12.05	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,104	2,469	2,259	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.56	$14.62	$11.20	$10.02	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$15.78	$16.56	$14.62	$11.20	$10.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,352	467	501	672	539	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.58	$10.61	$11.09	$10.64	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.58	$10.61	$11.09	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,024	4,902	9,089	17,115	13,150	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.89	$12.85	$10.19	$8.77	$11.04	N/A	N/A	N/A	N/A	N/A
End of period	$12.70	$12.89	$12.85	$10.19	$8.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	28	—	346	348	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.34	$15.05	$11.48	$9.97	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$16.27	$16.34	$15.05	$11.48	$9.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,046	4,143	2,551	3,023	3,043	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.97	$12.53	$10.49	$9.07	$10.75	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$11.97	$12.53	$10.49	$9.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,130	4,537	3,396	4,235	4,919	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.87	$12.02	$10.99	$9.50	$11.25	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	$10.87	$12.02	$10.99	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,370	3,116	2,667	3,492	772	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.95	$11.90	$10.56	$9.78	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.95	$11.90	$10.56	$9.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,522	11,318	9,958	13,310	1,095	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.33	$11.04	$10.22	$10.29	$11.27	$9.74	$6.59	N/A	N/A	N/A
End of period	$7.01	$9.33	$11.04	$10.22	$10.29	$11.27	$9.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,643	11,274	14,525	16,021	19,134	30,588	31,811	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.91	$38.12	$27.83	$25.53	$25.71	$23.15	$17.42	N/A	N/A	N/A
End of period	$42.84	$40.91	$38.12	$27.83	$25.53	$25.71	$23.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	934	1,664	2,441	2,583	2,564	2,683	4,298	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.58	$14.73	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$15.58	$14.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,171	1,281	572	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.87	$14.00	$12.29	$11.03	$11.75	$10.94	$9.06	N/A	N/A	N/A
End of period	$13.47	$13.87	$14.00	$12.29	$11.03	$11.75	$10.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,866	6,792	6,742	11,023	16,699	18,541	19,497	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$34.87	$34.56	$28.46	$24.67	$26.21	$23.80	$17.47	N/A	N/A	N/A
End of period	$35.28	$34.87	$34.56	$28.46	$24.67	$26.21	$23.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,060	2,717	2,800	3,418	6,888	2,529	8,720	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	$9.57	N/A	N/A	N/A
End of period	$12.96	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,949	6,898	7,434	7,589	8,013	13,668	17,570	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.42	$24.41	$18.32	$16.35	$16.73	$15.17	$11.50	N/A	N/A	N/A
End of period	$25.49	$26.42	$24.41	$18.32	$16.35	$16.73	$15.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,923	2,974	2,980	3,180	4,716	5,007	4,789	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.57	$8.23	$8.89	$7.36	$9.47	$8.05	N/A	N/A	N/A	N/A
End of period	$7.04	$8.57	$8.23	$8.89	$7.36	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45	—	—	—	33	2,848	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.88	$7.18	$7.46	$6.13	$8.62	$7.48	$4.16	N/A	N/A	N/A
End of period	$7.38	$7.88	$7.18	$7.46	$6.13	$8.62	$7.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,366	4,452	4,509	5,110	7,333	9,248	12,690	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.01	$11.87	$9.71	$8.50	$8.74	$8.03	$6.26	N/A	N/A	N/A
End of period	$11.10	$12.01	$11.87	$9.71	$8.50	$8.74	$8.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,278	27,135	28,124	28,725	29,290	29,761	32,230	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.88	$11.31	$8.80	$7.32	$7.90	$7.49	$5.81	N/A	N/A	N/A
End of period	$10.03	$10.88	$11.31	$8.80	$7.32	$7.90	$7.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67	—	—	—	—	377	29	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.69	$11.92	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$11.69	$11.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,997	3,845	4,634	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.04	$13.80	$12.28	$11.10	$10.99	$9.90	$7.56	N/A	N/A	N/A
End of period	$12.82	$14.04	$13.80	$12.28	$11.10	$10.99	$9.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,721	29,088	22,138	22,546	21,354	22,359	23,816	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.87	$11.06	$8.47	$6.75	$8.00	$6.74	N/A	N/A	N/A	N/A
End of period	$10.10	$9.87	$11.06	$8.47	$6.75	$8.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,837	1,465	1,195	80	96	213	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.17	$11.51	$9.10	$8.13	$8.30	$7.56	$6.05	N/A	N/A	N/A
End of period	$11.44	$12.17	$11.51	$9.10	$8.13	$8.30	$7.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,243	2,641	2,700	2,770	898	1,423	6,222	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.65	$24.69	$25.32	$23.84	$22.76	$21.46	$19.07	N/A	N/A	N/A
End of period	$25.38	$25.65	$24.69	$25.32	$23.84	$22.76	$21.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,032	8,886	6,507	10,813	12,211	13,244	18,251	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.65	$13.50	$14.86	$12.56	$13.37	$11.69	$9.65	N/A	N/A	N/A
End of period	$10.93	$12.65	$13.50	$14.86	$12.56	$13.37	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,796	2,934	2,967	3,024	9,218	10,335	4,108	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.57	$18.45	$14.10	$12.12	$13.16	$10.74	$8.21	N/A	N/A	N/A
End of period	$18.46	$20.57	$18.45	$14.10	$12.12	$13.16	$10.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,371	2,697	3,624	3,994	8,911	3,785	7,652	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.36	$11.90	$9.00	$7.63	$8.66	$8.09	$6.57	N/A	N/A	N/A
End of period	$12.94	$13.36	$11.90	$9.00	$7.63	$8.66	$8.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,147	1,152	1,157	1,164	1,602	6,364	10,146	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.73	$14.76	$14.57	$11.52	$12.47	$10.80	$8.27	N/A	N/A	N/A
End of period	$16.33	$16.73	$14.76	$14.57	$11.52	$12.47	$10.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,812	7,076	7,581	11,174	8,694	15,055	10,297	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.19	$20.44	$17.43	$15.28	$16.65	$15.04	$11.14	N/A	N/A	N/A
End of period	$19.50	$20.19	$20.44	$17.43	$15.28	$16.65	$15.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,594	6,092	6,930	6,765	7,080	9,301	10,485	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.67	$17.49	$12.71	$11.47	$12.47	$10.77	$8.79	N/A	N/A	N/A
End of period	$19.33	$18.67	$17.49	$12.71	$11.47	$12.47	$10.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,377	10,422	11,209	11,960	15,176	15,546	17,473	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.52	$25.56	$19.81	$18.65	$20.06	$16.54	$12.02	N/A	N/A	N/A
End of period	$24.66	$27.52	$25.56	$19.81	$18.65	$20.06	$16.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,296	6,589	6,839	8,133	12,561	17,481	22,748	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.57	$24.03	$17.45	$15.05	$15.48	$12.44	$9.36	N/A	N/A	N/A
End of period	$24.75	$25.57	$24.03	$17.45	$15.05	$15.48	$12.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,509	2,453	2,266	2,283	3,345	3,832	6,805	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.63	$14.41	$11.83	$10.23	$11.22	$10.37	N/A	N/A	N/A	N/A
End of period	$12.21	$13.63	$14.41	$11.83	$10.23	$11.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,509	15,412	16,608	18,683	30,929	21,584	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$40.03	$36.53	$26.09	$22.77	$24.55	$19.84	$14.08	N/A	N/A	N/A
End of period	$40.64	$40.03	$36.53	$26.09	$22.77	$24.55	$19.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,096	2,436	2,472	2,723	3,743	5,066	6,686	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.70	$19.93	$20.96	$20.52	$18.95	$17.91	$17.53	N/A	N/A	N/A
End of period	$20.50	$20.70	$19.93	$20.96	$20.52	$18.95	$17.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,052	7,711	8,184	9,443	15,419	16,748	18,122	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.58	$13.48	$13.82	$11.48	$14.16	$11.78	$6.96	N/A	N/A	N/A
End of period	$10.08	$12.58	$13.48	$13.82	$11.48	$14.16	$11.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,609	18,784	17,194	16,969	24,936	27,317	37,202	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.88	$12.07	$9.59	$8.39	$8.70	$7.58	$6.17	N/A	N/A	N/A
End of period	$12.41	$12.88	$12.07	$9.59	$8.39	$8.70	$7.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,295	1,411	1,448	1,595	19,492	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$14.28	$13.72	$14.31	$14.01	$13.27	$12.72	$12.20	N/A	N/A	N/A
End of period	$14.06	$14.28	$13.72	$14.31	$14.01	$13.27	$12.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,955	63,325	64,041	66,408	69,120	89,871	105,631	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	$3.72	N/A	N/A	N/A
End of period	$7.90	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,271	8,723	8,881	9,268	10,378	10,548	11,999	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$22.19	$20.31	$14.61	$12.00	$11.43	$9.45	$7.20	N/A	N/A	N/A
End of period	$23.16	$22.19	$20.31	$14.61	$12.00	$11.43	$9.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,256	2,753	3,107	3,307	3,575	4,735	1,996	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$15.04	$13.90	$10.81	$9.85	$8.47	$6.90	$6.04	N/A	N/A	N/A
End of period	$14.73	$15.04	$13.90	$10.81	$9.85	$8.47	$6.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,821	59,622	69,642	81,147	91,621	108,720	132,594	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.39	$9.89	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.84	$9.39	$9.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,561	3,882	2,464	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.42	$15.14	$11.76	$10.98	$12.03	N/A	N/A	N/A	N/A	N/A
End of period	$13.93	$14.42	$15.14	$11.76	$10.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,577	1,410	1,678	—	125	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$12.01	$10.78	$8.20	$6.60	$7.69	$6.87	$5.88	N/A	N/A	N/A
End of period	$11.71	$12.01	$10.78	$8.20	$6.60	$7.69	$6.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,953	2,382	2,964	4,168	4,170	6,529	2,743	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$19.16	$17.54	$15.71	$12.97	$14.34	$12.69	$9.82	N/A	N/A	N/A
End of period	$17.33	$19.16	$17.54	$15.71	$12.97	$14.34	$12.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,135	47,795	52,351	58,264	63,844	77,736	85,082	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.65	$20.79	$14.97	$12.82	$11.73	$11.45	$9.61	N/A	N/A	N/A
End of period	$26.94	$25.65	$20.79	$14.97	$12.82	$11.73	$11.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,477	2,854	3,007	3,157	3,486	4,064	2,116	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.22	$12.74	$10.45	$9.30	$9.64	$8.44	N/A	N/A	N/A	N/A
End of period	$12.84	$13.22	$12.74	$10.45	$9.30	$9.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	240	644	666	666	—	3,510	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.17	$18.55	$15.50	$13.33	$15.41	$14.64	$11.49	N/A	N/A	N/A
End of period	$16.74	$17.17	$18.55	$15.50	$13.33	$15.41	$14.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,981	21,791	21,254	23,710	27,948	35,690	42,474	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	$7.89	N/A	N/A	N/A
End of period	$17.03	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,275	41,623	53,376	58,000	80,280	98,730	80,494	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.69	$18.58	$13.36	$11.33	$11.27	$9.76	$7.38	N/A	N/A	N/A
End of period	$21.68	$21.69	$18.58	$13.36	$11.33	$11.27	$9.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,198	6,610	8,298	10,188	9,570	9,184	9,594	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.20	$40.97	$33.17	$32.25	$31.68	$26.99	$22.80	N/A	N/A	N/A
End of period	$27.38	$36.20	$40.97	$33.17	$32.25	$31.68	$26.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,026	3,579	4,104	5,580	6,910	8,045	7,597	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.74	$15.19	$10.97	$9.98	$9.65	$8.40	$7.17	N/A	N/A	N/A
End of period	$14.23	$15.74	$15.19	$10.97	$9.98	$9.65	$8.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,253	36,755	43,466	1,062	1,062	900	126	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.50	$24.61	$18.78	$16.25	$16.85	$13.58	$9.98	N/A	N/A	N/A
End of period	$25.41	$26.50	$24.61	$18.78	$16.25	$16.85	$13.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,061	19,943	22,162	27,009	32,085	36,852	46,695	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	$7.78	N/A	N/A	N/A
End of period	$17.82	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,325	59,342	67,488	69,745	87,357	97,985	121,901	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$16.19	$15.87	$11.77	$10.49	$11.53	$9.69	$6.08	N/A	N/A	N/A
End of period	$15.15	$16.19	$15.87	$11.77	$10.49	$11.53	$9.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	490	67	71	68	736	212	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.95	$22.25	$16.31	$14.28	$15.14	$12.16	$9.69	N/A	N/A	N/A
End of period	$21.59	$22.95	$22.25	$16.31	$14.28	$15.14	$12.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,158	48,882	54,966	33,335	39,941	47,272	56,694	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$11.14	$9.37	$7.54	$6.88	$7.00	$6.33	$3.92	N/A	N/A	N/A
End of period	$11.47	$11.14	$9.37	$7.54	$6.88	$7.00	$6.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,037	1,123	1,724	2,195	2,346	6,107	18,028	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.63	$10.28	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	$10.63	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,676	3,934	496	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	$8.93	N/A	N/A	N/A
End of period	$19.18	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,965	19,578	19,470	20,822	25,319	26,657	27,442	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.66	$13.42	$14.98	$14.02	$12.73	$11.99	$10.38	N/A	N/A	N/A
End of period	$13.05	$13.66	$13.42	$14.98	$14.02	$12.73	$11.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,857	27,474	39,322	51,628	47,681	73,689	82,319	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	$15.11	N/A	N/A	N/A
End of period	$19.64	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,534	77,459	83,252	116,880	117,963	158,857	158,618	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.71	$10.84	$10.55	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$10.71	$10.84	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,170	5,667	6,511	323	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.44	$19.70	$18.47	$16.05	$15.56	$13.65	$9.47	N/A	N/A	N/A
End of period	$17.84	$19.44	$19.70	$18.47	$16.05	$15.56	$13.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,108	20,278	25,248	25,617	23,967	28,613	40,034	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.58	$15.23	$10.95	$9.55	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$15.02	$16.58	$15.23	$10.95	$9.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	258	417	—	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.68	$15.03	$11.10	$9.41	$10.38	$8.25	N/A	N/A	N/A	N/A
End of period	$14.92	$15.68	$15.03	$11.10	$9.41	$10.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	148	157	96	119	—	—	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$29.60	$26.69	$19.31	$16.94	$18.14	$15.67	$11.00	N/A	N/A	N/A
End of period	$26.63	$29.60	$26.69	$19.31	$16.94	$18.14	$15.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,282	1,639	2,020	2,250	4,168	4,883	5,510	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.66	$14.78	$10.59	$8.25	$10.20	$8.19	$5.92	N/A	N/A	N/A
End of period	$14.39	$14.66	$14.78	$10.59	$8.25	$10.20	$8.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,285	7,631	7,921	8,446	8,771	14,464	9,845	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.00	$17.74	$12.53	$10.94	$10.48	$9.35	$6.69	N/A	N/A	N/A
End of period	$18.72	$20.00	$17.74	$12.53	$10.94	$10.48	$9.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,513	27,404	35,281	38,010	41,978	57,789	48,903	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.83	$19.20	$13.63	$11.86	$10.88	$9.81	N/A	N/A	N/A	N/A
End of period	$20.77	$20.83	$19.20	$13.63	$11.86	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,218	2,730	3,339	5,624	4,581	3,739	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.99	$16.05	$12.45	$11.20	$10.11	$8.68	N/A	N/A	N/A	N/A
End of period	$17.85	$17.99	$16.05	$12.45	$11.20	$10.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,235	27,775	27,393	9,979	11,987	5,831	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.20	$19.08	$12.91	$11.48	$10.93	$9.70	N/A	N/A	N/A	N/A
End of period	$18.85	$22.20	$19.08	$12.91	$11.48	$10.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,487	7,551	7,645	10,219	5,725	4,525	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.65	$19.66	$15.86	$13.89	$14.80	$12.82	$9.93	N/A	N/A	N/A
End of period	$20.30	$20.65	$19.66	$15.86	$13.89	$14.80	$12.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,589	41,606	46,058	46,410	65,311	64,641	73,691	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	$9.98	N/A	N/A	N/A
End of period	$13.24	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,951	11,527	11,472	12,870	12,051	15,996	8,416	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	$10.46	N/A	N/A	N/A
End of period	$20.29	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,413	76,178	82,345	104,787	134,489	146,675	159,316	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.15	$14.78	$13.58	$12.43	$12.50	$11.40	$9.75	N/A	N/A	N/A
End of period	$14.76	$15.15	$14.78	$13.58	$12.43	$12.50	$11.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,957	3,203	3,512	3,567	—	2,757	—	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.41	$18.85	$16.51	$14.72	$15.13	$13.56	$11.15	N/A	N/A	N/A
End of period	$18.99	$19.41	$18.85	$16.51	$14.72	$15.13	$13.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,065	49,342	53,377	59,005	73,823	83,891	121,971	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,415	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.64	$16.32	$10.91	$9.09	$9.75	$8.99	N/A	N/A	N/A	N/A
End of period	$16.95	$18.64	$16.32	$10.91	$9.09	$9.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,142	1,293	1,507	3,343	3,691	4,604	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.99	$46.65	$34.14	$29.15	$29.92	$26.00	$18.38	N/A	N/A	N/A
End of period	$54.54	$49.99	$46.65	$34.14	$29.15	$29.92	$26.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,820	7,415	9,221	12,201	12,502	13,605	23,043	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$79.07	$71.10	$52.85	$47.21	$48.61	$38.57	$26.65	N/A	N/A	N/A
End of period	$82.97	$79.07	$71.10	$52.85	$47.21	$48.61	$38.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,113	5,820	6,562	7,525	9,812	9,218	14,128	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.37	$10.47	$10.62	$10.51	$10.52	$10.37	$9.78	N/A	N/A	N/A
End of period	$10.25	$10.37	$10.47	$10.62	$10.51	$10.52	$10.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,043	21,382	21,264	22,627	12,890	8,310	6,043	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	$9.52	N/A	N/A	N/A
End of period	$24.34	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,420	13,965	14,906	15,419	19,360	25,587	27,206	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.97	$36.92	$31.39	$28.93	$28.42	$26.02	$22.06	N/A	N/A	N/A
End of period	$39.03	$39.97	$36.92	$31.39	$28.93	$28.42	$26.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,052	11,673	11,783	21,018	21,443	20,536	27,418	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.11	$12.29	$12.47	$12.65	$12.83	$13.02	$13.19	N/A	N/A	N/A
End of period	$11.94	$12.11	$12.29	$12.47	$12.65	$12.83	$13.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,670	44,217	50,975	49,480	63,714	106,105	147,691	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.31	$28.53	$22.09	$19.26	$19.96	$17.81	$14.57	N/A	N/A	N/A
End of period	$29.89	$31.31	$28.53	$22.09	$19.26	$19.96	$17.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,135	8,531	9,704	19,041	21,109	23,489	31,313	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$11.47	$10.79	$8.53	$7.92	$6.93	$5.74	$5.12	$9.79	$10.00	$7.97
End of period	$11.04	$11.47	$10.79	$8.53	$7.92	$6.93	$5.74	$5.12	$9.79	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$14.61	$13.61	$12.40	$10.42	$11.73	$10.56	$8.32	$16.68	$15.50	$11.42
End of period	$12.98	$14.61	$13.61	$12.40	$10.42	$11.73	$10.56	$8.32	$16.68	$15.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.39	$15.05	$12.67	$11.35	$12.09	$10.75	$8.67	$13.85	$13.16	$11.90
End of period	$14.88	$15.39	$15.05	$12.67	$11.35	$12.09	$10.75	$8.67	$13.85	$13.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 644-4565 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center: (for Contracts purchased through a bank or another financial institution)	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30386, Lansing, Michigan 48909-7886
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

April 25, 2016

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 25, 2016 . The Prospectus may be obtained from Jackson National Life Insurance Company® (Jackson®) by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-644-4565.

1

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital DowSM Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE

2

INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered

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as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and

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certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM AL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL

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OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER

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BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $520,500 in 2013, $391,000 in 2014 , and $410,087 in 2015 for the services provided by JNAM to Jackson.

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Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective Focus contracts, the aggregate amount of commissions paid to broker/dealers was $1,023,033 in 2013, $987,245 in 2014 , and $922,829 in 2015 . JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

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Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Money Market Fund’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/

9

WMC Money Market Fund nor that Division’s investment in the JNL/WMC Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally

10

apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these

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Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust , JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 99 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

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Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

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IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a

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deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime

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table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax‑Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales

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of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2016 . The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2016 , these levels are $ 117,000 in the case of single taxpayers, $ 184,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans

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under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includible compensation or the $18,000 elective deferral limitation in 2016 . The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

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The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for

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Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit Values that are available for each Investment Division.

The following Fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

20

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.50% (Prior to the start of the seventh Contract Year or annuitization)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.39	$18.64	$14.08	$12.15	$12.68	$10.15	$7.71	$11.71	$12.66	N/A
End of period	$16.41	$18.39	$18.64	$14.08	$12.15	$12.68	$10.15	$7.71	$11.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.51	$37.77	$27.58	$25.31	$25.51	$22.98	$17.30	$29.71	$27.48	N/A
End of period	$42.40	$40.51	$37.77	$27.58	$25.31	$25.51	$22.98	$17.30	$29.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$34.52	$34.24	$28.21	$24.47	$26.01	$23.62	$17.35	$30.62	$25.76	$23.08
End of period	$34.92	$34.52	$34.24	$28.21	$24.47	$26.01	$23.62	$17.35	$30.62	$25.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.98	$13.75	$12.24	$11.07	$10.96	$9.88	$7.55	$10.90	$10.87	N/A
End of period	$12.76	$13.98	$13.75	$12.24	$11.07	$10.96	$9.88	$7.55	$10.90	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30	$18.94	$20.28	$19.24	N/A
End of period	$25.12	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30	$18.94	$20.28	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.47	$18.37	$14.05	$12.08	$13.13	$10.71	$8.20	$13.02	$12.86	$11.28
End of period	$18.36	$20.47	$18.37	$14.05	$12.08	$13.13	$10.71	$8.20	$13.02	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.65	$14.69	$14.51	$11.48	$12.43	$10.77	$8.25	$13.03	$15.56	N/A
End of period	$16.24	$16.65	$14.69	$14.51	$11.48	$12.43	$10.77	$8.25	$13.03	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.29	$25.35	$19.66	$18.52	$19.93	$16.44	$11.95	$19.88	$20.72	N/A
End of period	$24.44	$27.29	$25.35	$19.66	$18.52	$19.93	$16.44	$11.95	$19.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.53	$13.42	$13.78	$11.45	$14.13	$11.76	$6.95	$14.13	$10.88	N/A
End of period	$10.04	$12.53	$13.42	$13.78	$11.45	$14.13	$11.76	$6.95	$14.13	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.74	$7.45	$6.25	$5.27	$5.52	$4.58	$3.70	$6.22	$6.06	$4.52
End of period	$7.83	$7.74	$7.45	$6.25	$5.27	$5.52	$4.58	$3.70	$6.22	$6.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$22.02	$20.17	$14.51	$11.93	$11.37	$9.40	$7.17	$10.59	$11.67	$10.44
End of period	$22.97	$22.02	$20.17	$14.51	$11.93	$11.37	$9.40	$7.17	$10.59	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.93	$13.80	$10.73	$9.79	$8.43	$6.86	$6.01	$11.30	$11.36	$8.90
End of period	$14.61	$14.93	$13.80	$10.73	$9.79	$8.43	$6.86	$6.01	$11.30	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	467	509	556

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$19.02	$17.41	$15.60	$12.89	$14.26	$12.62	$9.77	$19.27	$17.61	$12.76
End of period	$17.19	$19.02	$17.41	$15.60	$12.89	$14.26	$12.62	$9.77	$19.27	$17.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	435	475	519

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63	$7.87	$13.91	$13.92	$11.89
End of period	$16.93	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63	$7.87	$13.91	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.58	$18.49	$13.30	$11.29	$11.23	$9.73	$7.37	$12.78	$10.90	$10.56
End of period	$21.56	$21.58	$18.49	$13.30	$11.29	$11.23	$9.73	$7.37	$12.78	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.92	$40.68	$32.94	$32.05	$31.50	$26.85	$22.70	$37.08	$27.82	$23.38
End of period	$27.16	$35.92	$40.68	$32.94	$32.05	$31.50	$26.85	$22.70	$37.08	$27.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.68	$15.13	$10.93	$9.95	$9.63	$8.38	$7.16	$10.81	$10.20	N/A
End of period	$14.16	$15.68	$15.13	$10.93	$9.95	$9.63	$8.38	$7.16	$10.81	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$11.06	$9.31	$7.49	$6.83	$6.96	$6.30	$3.90	$7.00	$6.21	$5.76
End of period	$11.37	$11.06	$9.31	$7.49	$6.83	$6.96	$6.30	$3.90	$7.00	$6.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.68	$19.22	$19.92	$18.71	$18.12	$17.10	$15.03	$15.20	$14.25	N/A
End of period	$19.47	$19.68	$19.22	$19.92	$18.71	$18.12	$17.10	$15.03	$15.20	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.28	$19.54	$18.34	$15.94	$15.46	$13.57	$9.42	$13.81	$14.17	$13.02
End of period	$17.68	$19.28	$19.54	$18.34	$15.94	$15.46	$13.57	$9.42	$13.81	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14	$9.96	$11.72	$11.20	$10.54
End of period	$13.17	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14	$9.96	$11.72	$11.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.07	$14.72	$13.53	$12.38	$12.46	$11.37	$9.73	$12.54	$11.81	$10.86
End of period	$14.68	$15.07	$14.72	$13.53	$12.38	$12.46	$11.37	$9.73	$12.54	$11.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.50	$46.22	$33.84	$28.90	$29.69	$25.81	$18.26	$32.43	$29.90	$26.69
End of period	$53.98	$49.50	$46.22	$33.84	$28.90	$29.69	$25.81	$18.26	$32.43	$29.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.32	$10.43	$10.58	$10.48	$10.50	$10.35	$9.76	$10.54	$10.21	N/A
End of period	$10.20	$10.32	$10.43	$10.58	$10.48	$10.50	$10.35	$9.76	$10.54	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.24	$17.24	$16.00	$14.65	$15.74	N/A	N/A	N/A	N/A	N/A
End of period	$16.66	$17.24	$17.24	$16.00	$14.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	522	522	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.65	$11.27	$9.23	$8.19	$8.59	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$11.65	$11.27	$9.23	$8.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.84	$12.38	$10.74	$9.63	$9.72	$8.89	N/A	N/A	N/A	N/A
End of period	$12.40	$12.84	$12.38	$10.74	$9.63	$9.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,698	1,875	2,122	2,357	2,562	2,867	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.55	$16.45	$14.68	$13.42	$14.00	$12.58	N/A	N/A	N/A	N/A
End of period	$15.92	$16.55	$16.45	$14.68	$13.42	$14.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,874	10,950	9,563	9,652	9,742	10,285	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.95	$16.90	$15.27	$13.94	$14.73	$13.08	N/A	N/A	N/A	N/A
End of period	$16.30	$16.95	$16.90	$15.27	$13.94	$14.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,672	10,846	11,793	11,793	11,977	11,977	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.91	$16.87	$15.53	$14.23	$15.16	$13.41	N/A	N/A	N/A	N/A
End of period	$16.30	$16.91	$16.87	$15.53	$14.23	$15.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,815	7,516	8,391	8,319	4,992	4,362	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51	$15.38	N/A	N/A	N/A
End of period	$35.93	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,195	2,645	2,715	3,441	6,972	8,449	3,902	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.22	$18.48	$13.98	$12.07	$12.61	$10.10	$7.69	N/A	N/A	N/A
End of period	$16.24	$18.22	$18.48	$13.98	$12.07	$12.61	$10.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230	742	1,153	1,302	1,460	7,228	3,202	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$12.00	$11.69	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$12.00	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,556	5,987	4,124	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.45	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.65	$16.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	324	390	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.51	$10.55	$11.05	$10.62	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$10.51	$10.55	$11.05	$10.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,994	4,432	4,251	7,501	9,004	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.80	$12.77	$10.15	$8.75	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	$12.80	$12.77	$10.15	$8.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	732	924	912	2,701	3,913	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	434	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.89	$12.46	$10.45	$9.05	$10.74	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	$11.89	$12.46	$10.45	$9.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,694	1,422	1,251	1,587	4,256	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.79	$11.95	$10.95	$9.48	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.79	$11.95	$10.95	$9.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,232	2,529	3,071	1,684	772	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.87	$11.84	$10.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	$11.87	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,473	4,206	3,335	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.22	$10.92	$10.13	$10.22	$11.21	$9.70	$6.57	N/A	N/A	N/A
End of period	$6.92	$9.22	$10.92	$10.13	$10.22	$11.21	$9.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,144	6,131	6,188	8,179	8,907	8,405	11,462	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.72	$37.07	$27.10	$24.90	$25.11	$22.64	$17.07	N/A	N/A	N/A
End of period	$41.53	$39.72	$37.07	$27.10	$24.90	$25.11	$22.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	159	160	163	166	551	656	664	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.51	$14.68	$12.09	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	$15.51	$14.68	$12.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,415	2,589	2,165	933	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95	N/A	N/A	N/A
End of period	$13.15	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,346	3,385	3,783	4,876	6,254	10,945	18,408	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.85	$33.61	$27.71	$24.06	$25.61	$23.28	$17.11	N/A	N/A	N/A
End of period	$34.21	$33.85	$33.61	$27.71	$24.06	$25.61	$23.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	732	454	404	415	418	61	867	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06	$9.42	N/A	N/A	N/A
End of period	$12.62	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,856	2,965	3,652	5,297	7,293	9,814	13,089	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29	N/A	N/A	N/A
End of period	$24.76	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,247	1,608	2,279	2,337	4,042	3,809	5,042	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.48	$8.16	$8.82	$7.31	$9.43	$8.02	N/A	N/A	N/A	N/A
End of period	$6.95	$8.48	$8.16	$8.82	$7.31	$9.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,101	1,390	1,775	3,244	4,643	3,598	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.80	$7.11	$7.40	$6.09	$8.58	$7.46	N/A	N/A	N/A	N/A
End of period	$7.29	$7.80	$7.11	$7.40	$6.09	$8.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	415	459	398	343	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25	N/A	N/A	N/A
End of period	$10.95	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,099	2,447	3,524	1,289	1,291	1,824	7,385	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.75	$11.19	$8.72	$7.26	$7.86	$7.46	$5.79	N/A	N/A	N/A
End of period	$9.90	$10.75	$11.19	$8.72	$7.26	$7.86	$7.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,797	2,384	3,021	2,036	2,077	—	—	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.64	$11.88	$11.66	$10.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$11.64	$11.88	$11.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,227	6,491	6,538	4,875	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85	$7.53	N/A	N/A	N/A
End of period	$12.63	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,885	10,472	9,959	10,756	14,757	13,432	11,579	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.77	$10.96	$8.41	$6.71	$7.97	$6.72	N/A	N/A	N/A	N/A
End of period	$9.98	$9.77	$10.96	$8.41	$6.71	$7.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	602	509	129	181	179	4,874	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03	N/A	N/A	N/A
End of period	$11.29	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	658	661	664	667	672	2,504	11,636	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68	N/A	N/A	N/A
End of period	$24.60	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,136	4,666	6,947	8,020	12,245	15,058	13,617	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.53	$13.40	$14.77	$12.50	$13.33	$11.67	N/A	N/A	N/A	N/A
End of period	$10.81	$12.53	$13.40	$14.77	$12.50	$13.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	795	1,021	1,155	5,261	10,094	16,957	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.28	$18.21	$13.94	$12.00	$13.05	$10.66	$8.17	N/A	N/A	N/A
End of period	$18.17	$20.28	$18.21	$13.94	$12.00	$13.05	$10.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	634	1,211	1,918	1,308	2,223	2,193	5,270	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.20	$11.78	$8.92	$7.58	$8.61	N/A	N/A	N/A	N/A	N/A
End of period	$12.77	$13.20	$11.78	$8.92	$7.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	774	—	1,496	1,687	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72	$8.22	N/A	N/A	N/A
End of period	$16.07	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,355	4,091	4,903	5,589	5,037	3,702	2,755	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91	N/A	N/A	N/A
End of period	$18.90	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,288	2,074	2,796	4,128	5,683	6,718	3,400	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.31	$17.17	$12.50	$11.29	$12.30	$10.64	$8.70	N/A	N/A	N/A
End of period	$18.92	$18.31	$17.17	$12.50	$11.29	$12.30	$10.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,122	6,564	6,876	9,156	15,532	16,884	13,479	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.83	$24.96	$19.37	$18.27	$19.68	$16.25	$11.82	N/A	N/A	N/A
End of period	$24.01	$26.83	$24.96	$19.37	$18.27	$19.68	$16.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,138	6,175	6,822	9,228	13,222	14,030	13,909	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29	$9.26	N/A	N/A	N/A
End of period	$24.23	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,448	2,586	2,661	3,205	4,677	4,897	5,913	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.53	$14.32	$11.77	$10.20	$11.20	$10.37	N/A	N/A	N/A	N/A
End of period	$12.09	$13.53	$14.32	$11.77	$10.20	$11.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,725	5,552	5,159	9,181	5,886	6,593	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.87	$35.52	$25.41	$22.21	$23.99	$19.41	$13.79	N/A	N/A	N/A
End of period	$39.40	$38.87	$35.52	$25.41	$22.21	$23.99	$19.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,446	1,451	1,669	2,426	2,920	2,947	3,826	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17	N/A	N/A	N/A
End of period	$19.88	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,820	5,342	7,345	8,562	15,747	17,858	30,688	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.42	$13.32	$13.69	$11.38	$14.06	$11.72	$6.93	N/A	N/A	N/A
End of period	$9.94	$12.42	$13.32	$13.69	$11.38	$14.06	$11.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,118	1,316	1,240	3,086	8,331	9,750	3,077	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.74	$11.95	$9.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	$12.74	$11.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	633	793	950	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07	N/A	N/A	N/A
End of period	$13.77	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,410	1,506	1,687	3,214	5,436	10,677	6,148	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53	$3.66	N/A	N/A	N/A
End of period	$7.71	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,301	1,372	1,438	1,496	1,843	1,637	5,435	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.68	$19.88	$14.32	$11.78	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$22.59	$21.68	$19.88	$14.32	$11.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,147	578	625	789	125	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.70	$13.60	$10.59	$9.67	$8.33	$6.79	$5.95	N/A	N/A	N/A
End of period	$14.37	$14.70	$13.60	$10.59	$9.67	$8.33	$6.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,669	21,837	24,607	34,802	42,915	53,674	69,436	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.34	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.79	$9.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	704	735	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	681	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.74	$10.55	$8.04	$6.48	$7.55	$6.76	$5.79	N/A	N/A	N/A
End of period	$11.42	$11.74	$10.55	$8.04	$6.48	$7.55	$6.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,892	1,949	2,412	3,230	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.72	$17.16	$15.39	$12.73	$14.10	$12.49	$9.68	N/A	N/A	N/A
End of period	$16.91	$18.72	$17.16	$15.39	$12.73	$14.10	$12.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,260	12,555	13,035	17,120	19,526	25,441	37,891	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.06	$20.35	$14.67	$12.58	$11.53	$11.28	$9.47	N/A	N/A	N/A
End of period	$26.28	$25.06	$20.35	$14.67	$12.58	$11.53	$11.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,705	3,823	4,332	3,469	2,147	4,725	4,963	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.84	$18.22	$15.25	$13.13	$15.21	$14.47	$11.37	N/A	N/A	N/A
End of period	$16.39	$16.84	$18.22	$15.25	$13.13	$15.21	$14.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,672	8,064	3,213	3,631	3,833	4,028	4,443	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84	N/A	N/A	N/A
End of period	$16.74	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,397	58,969	58,555	59,993	66,101	88,813	106,578	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.36	$18.32	$13.19	$11.21	$11.16	$9.68	$7.33	N/A	N/A	N/A
End of period	$21.32	$21.36	$18.32	$13.19	$11.21	$11.16	$9.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,805	413	991	2,160	1,431	671	4,927	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57	$22.48	N/A	N/A	N/A
End of period	$26.71	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,023	2,519	2,934	3,373	3,980	3,315	2,430	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.56	$15.32	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.08	$15.56	$15.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	399	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.54	$15.01	$10.86	$9.89	$9.58	$8.35	$7.14	N/A	N/A	N/A
End of period	$14.03	$15.54	$15.01	$10.86	$9.89	$9.58	$8.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,211	13,475	15,129	335	365	626	969	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42	$9.88	N/A	N/A	N/A
End of period	$24.89	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,617	5,283	6,232	6,197	7,019	7,275	7,908	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55	$7.70	N/A	N/A	N/A
End of period	$17.45	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,986	27,068	30,701	30,818	33,951	39,301	52,157	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$16.01	$15.72	$11.67	$10.41	$11.46	$9.65	N/A	N/A	N/A	N/A
End of period	$14.96	$16.01	$15.72	$11.67	$10.41	$11.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,035	12,036	12,037	12,646	12,655	14,265	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59	N/A	N/A	N/A
End of period	$21.14	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,881	17,981	20,315	10,512	11,912	11,824	16,204	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.89	$9.17	$7.39	$6.75	$6.88	$6.24	$3.87	N/A	N/A	N/A
End of period	$11.19	$10.89	$9.17	$7.39	$6.75	$6.88	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,159	1,674	1,607	4,604	12,530	8,762	636	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,188	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83	N/A	N/A	N/A
End of period	$18.76	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,775	11,486	10,453	11,377	17,152	17,380	18,655	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94	$10.35	N/A	N/A	N/A
End of period	$12.87	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,969	4,072	6,246	10,174	22,407	34,126	37,013	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87	N/A	N/A	N/A
End of period	$19.12	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,163	43,048	56,282	68,655	68,419	75,181	100,589	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.65	$10.80	$10.52	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	$10.65	$10.80	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,727	5,734	5,293	5,287	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32	N/A	N/A	N/A
End of period	$17.37	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,892	12,493	15,630	18,382	20,814	24,368	31,844	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.41	$15.10	$10.88	$9.49	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$14.85	$16.41	$15.10	$10.88	$9.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,912	3,278	3,480	483	1,661	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.52	$14.90	$11.02	$9.36	$10.34	$8.23	$6.24	N/A	N/A	N/A
End of period	$14.74	$15.52	$14.90	$11.02	$9.36	$10.34	$8.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64	684	745	138	1,313	1,603	—	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78	N/A	N/A	N/A
End of period	$25.82	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,198	2,207	2,209	2,558	2,885	8,035	5,413	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.53	$14.67	$10.52	$8.21	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$14.24	$14.53	$14.67	$10.52	$8.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	281	282	283	284	286	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.79	$17.58	$12.44	$10.87	$10.43	$9.32	N/A	N/A	N/A	N/A
End of period	$18.49	$19.79	$17.58	$12.44	$10.87	$10.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,040	8,184	7,055	4,324	7,120	8,188	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.61	$19.03	$13.53	$11.79	$10.84	$9.78	N/A	N/A	N/A	N/A
End of period	$20.52	$20.61	$19.03	$13.53	$11.79	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155	724	601	453	1,336	—	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.80	$15.91	$12.36	$11.13	$10.06	$8.65	N/A	N/A	N/A	N/A
End of period	$17.64	$17.80	$15.91	$12.36	$11.13	$10.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,791	10,784	11,745	2,763	3,434	743	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.96	$18.91	$12.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.62	$21.96	$18.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107	676	726	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77	N/A	N/A	N/A
End of period	$19.77	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,322	18,852	20,158	20,245	21,556	35,086	55,525	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08	$9.92	N/A	N/A	N/A
End of period	$13.02	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,182	33,278	42,756	50,121	51,720	52,029	54,136	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30	N/A	N/A	N/A
End of period	$19.76	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	157,237	158,541	164,901	178,445	193,256	189,151	198,982	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.92	$14.58	$13.42	$12.29	$12.39	$11.31	$9.69	N/A	N/A	N/A
End of period	$14.52	$14.92	$14.58	$13.42	$12.29	$12.39	$11.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283	284	285	2,557	2,559	925	966	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33	$10.97	N/A	N/A	N/A
End of period	$18.49	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,686	97,064	105,942	150,131	165,576	173,734	194,294	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.44	$16.17	$10.83	$9.04	$9.70	N/A	N/A	N/A	N/A	N/A
End of period	$16.75	$18.44	$16.17	$10.83	$9.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70	111	132	151	1,429	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.53	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01	N/A	N/A	N/A
End of period	$52.88	$48.53	$45.37	$33.24	$28.43	$29.23	$25.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,294	7,414	8,373	10,350	15,563	15,367	18,368	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.78	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11	N/A	N/A	N/A
End of period	$80.44	$76.78	$69.14	$51.47	$46.05	$47.48	$37.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,852	3,558	4,082	4,700	8,551	8,273	9,757	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.23	$10.35	$10.51	$10.42	$10.45	$10.31	$9.74	N/A	N/A	N/A
End of period	$10.10	$10.23	$10.35	$10.51	$10.42	$10.45	$10.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,561	11,440	11,560	14,151	6,363	22,055	20,208	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40	N/A	N/A	N/A
End of period	$23.77	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,446	14,083	15,509	17,154	23,437	25,713	30,110	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61	N/A	N/A	N/A
End of period	$37.84	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,290	17,484	18,094	13,000	18,662	20,056	22,007	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.76	$11.95	$12.14	$12.34	$12.54	$12.74	$12.93	N/A	N/A	N/A
End of period	$11.58	$11.76	$11.95	$12.14	$12.34	$12.54	$12.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,135	41,890	41,874	39,007	40,902	34,642	33,516	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44	N/A	N/A	N/A
End of period	$29.30	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,576	3,053	3,063	3,449	9,418	11,586	12,245	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.90	$16.86	$15.24	$13.92	$14.71	$13.08	N/A	N/A	N/A	N/A
End of period	$16.25	$16.90	$16.86	$15.24	$13.92	$14.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.86	$16.83	$15.50	$14.21	$15.15	$13.41	N/A	N/A	N/A	N/A
End of period	$16.24	$16.86	$16.83	$15.50	$14.21	$15.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
End of period	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	556	13,142	36,143	27,498

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
End of period	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,542	18,496	1,109

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.48	$10.53	$11.03	$10.61	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.87	$10.48	$10.53	$11.03	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	502	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.85	$11.82	$10.52	$9.76	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.85	$11.82	$10.52	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,424	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	$13.68	N/A	N/A
End of period	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,363	13,891	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
End of period	$41.10	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	15	1,701	4,110	5,306

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
End of period	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89
Accumulation units outstanding at the end of period	297	307	317	326	—	—	663	15,513	46,147	44,070

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.52	$33.30	$27.47	$23.87	$25.41	$23.11	$17.00	$30.04	$25.32	$22.71
End of period	$33.85	$33.52	$33.30	$27.47	$23.87	$25.41	$23.11	$17.00	$30.04	$25.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,693	2,848	1,488

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
End of period	$12.50	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58
Accumulation units outstanding at the end of period	261	393	758	—	—	—	390	13,248	55,450	58,923

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
End of period	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92
Accumulation units outstanding at the end of period	—	—	—	—	—	286	2,000	4,783	13,499	15,864

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	$4.16	N/A	N/A	N/A
End of period	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	$9.93	N/A	N/A
End of period	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	13,354	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	$9.91	N/A	N/A
End of period	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	367	—	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
End of period	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	485	—	3,437	7,461	55,542	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	$9.86	N/A	N/A
End of period	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,090	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.91	$18.36
End of period	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.91
Accumulation units outstanding at the end of period	529	547	—	1,499	—	956	1,120	12,676	67,336	50,537

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	$9.64	N/A	N/A	N/A
End of period	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	308	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
End of period	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83
Accumulation units outstanding at the end of period	—	—	—	—	445	—	—	1,808	23,643	13,302

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	$10.68	N/A	N/A
End of period	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	786	48,829	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
End of period	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53
Accumulation units outstanding at the end of period	—	—	—	—	563	583	4,714	9,424	19,476	21,362

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61	$10.84	$18.66	$17.28	$14.33
End of period	$18.71	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61	$10.84	$18.66	$17.28
Accumulation units outstanding at the end of period	559	582	605	297	—	—	140	10,228	24,765	24,501

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
End of period	$18.79	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42
Accumulation units outstanding at the end of period	472	578	853	441	—	—	622	14,658	21,085	29,864

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.45	$18.14
End of period	$23.80	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.45
Accumulation units outstanding at the end of period	703	797	1,019	253	—	—	690	17,069	70,622	67,208

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24	$9.23	$15.57	$14.22	$12.62
End of period	$24.06	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24	$9.23	$15.57	$14.22
Accumulation units outstanding at the end of period	—	—	—	131	—	—	491	2,569	11,565	15,406

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27	$13.70	$25.07	$23.61	$21.42
End of period	$39.01	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27	$13.70	$25.07	$23.61
Accumulation units outstanding at the end of period	157	164	172	71	—	—	—	3,577	8,267	4,855

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
End of period	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,945	12,731	39,006	44,927

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
End of period	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,024	1,859	22,823	11,099	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	$9.81	N/A	N/A
End of period	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
End of period	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27
Accumulation units outstanding at the end of period	—	—	—	4,278	4,446	4,614	12,519	53,861	93,220	101,902

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99	$4.47
End of period	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	353	11,349	41,378	15,228

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25	$7.07	$10.46	$11.54	$10.34
End of period	$22.41	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25	$7.07	$10.46	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,439	—	4,867	10,073

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75	$5.93	$11.16	$11.23	$8.81
End of period	$14.25	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75	$5.93	$11.16	$11.23
Accumulation units outstanding at the end of period	1,185	1,336	1,681	1,626	1,690	1,754	14,020	89,449	282,490	419,044

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73	$5.77	$11.88	$14.61	$12.52
End of period	$11.33	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73	$5.77	$11.88	$14.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,229	1,768	1,600	7,377

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42	$9.64	$19.03	$17.41	$12.63
End of period	$16.77	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42	$9.64	$19.03	$17.41
Accumulation units outstanding at the end of period	—	—	—	963	1,001	1,039	11,532	63,447	244,057	312,196

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
End of period	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80
Accumulation units outstanding at the end of period	227	235	—	—	—	—	1,946	4,953	25,980	10,197

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89	N/A	N/A
End of period	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	926	5,052	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
End of period	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,612	16,980	72,535	66,583

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
End of period	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87
Accumulation units outstanding at the end of period	—	—	—	—	1,006	—	23,560	87,555	196,430	251,965

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65	$7.32	$12.72	$10.86	$10.54
End of period	$21.20	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65	$7.32	$12.72	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	8,467	6,356	26,174

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
End of period	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51
Accumulation units outstanding at the end of period	108	112	—	—	—	—	851	5,293	15,175	17,356

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	$10.78	$10.19	N/A
End of period	$13.96	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	$10.78	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	979	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
End of period	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18
Accumulation units outstanding at the end of period	424	441	456	—	—	—	1,535	20,741	74,467	82,674

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
End of period	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13
Accumulation units outstanding at the end of period	379	394	408	—	—	—	3,108	56,453	139,551	156,570

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83	N/A	N/A
End of period	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	785	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.51	$13.42
End of period	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.51
Accumulation units outstanding at the end of period	445	462	479	300	—	119	2,442	18,196	55,235	61,981

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
End of period	$11.09	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	514	—	15,098	32,671

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
End of period	$18.62	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46
Accumulation units outstanding at the end of period	621	644	666	386	—	627	3,210	19,622	63,347	63,702

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	$10.92	N/A	N/A
End of period	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	381	—	1,665	17,105	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
End of period	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07
Accumulation units outstanding at the end of period	4,963	5,378	4,476	2,663	—	—	9,644	52,202	167,768	158,968

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
End of period	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99
Accumulation units outstanding at the end of period	1,810	1,948	1,188	771	932	1,686	5,113	28,965	56,506	76,007

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
End of period	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21
Accumulation units outstanding at the end of period	170	175	181	186	—	—	167	2,339	20,054	28,190

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	$5.92	N/A	N/A	N/A
End of period	$14.18	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	561	590	615	643	674	1,030	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	$9.92	N/A	N/A
End of period	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,162	2,700	11,657	14,515	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	N/A	N/A	N/A	N/A
End of period	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	N/A	N/A	N/A	N/A
End of period	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	N/A	N/A	N/A	N/A
End of period	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.13	$13.31
End of period	$19.60	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	44,194	131,098	170,987

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
End of period	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16
Accumulation units outstanding at the end of period	4,081	4,219	—	5,290	—	—	1,143	1,248	9,247	7,417

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
End of period	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06
Accumulation units outstanding at the end of period	3,156	3,273	3,391	—	3,281	3,646	4,871	118,818	325,486	446,541

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
End of period	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,088	1,024	24,835	14,345

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32	$12.98
End of period	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32
Accumulation units outstanding at the end of period	3,529	3,659	3,338	—	—	6,619	7,169	73,394	144,495	169,065

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	N/A	N/A	N/A	N/A
End of period	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
End of period	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38
Accumulation units outstanding at the end of period	200	245	363	131	—	481	2,483	14,104	39,912	32,395

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
End of period	$79.62	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46	$25.93	$44.42	$38.53
Accumulation units outstanding at the end of period	122	126	130	134	—	103	502	10,954	23,789	23,436

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
End of period	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,229	4,733	6,514	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.36	$15.98	$16.11	$13.64
End of period	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.36	$15.98	$16.11
Accumulation units outstanding at the end of period	1,316	1,370	1,423	307	—	—	1,958	19,678	71,457	82,961

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27	$21.46	$27.52	$26.03	$23.28
End of period	$37.46	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27	$21.46	$27.52	$26.03
Accumulation units outstanding at the end of period	454	475	496	—	—	314	1,767	20,806	60,657	48,703

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
End of period	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41
Accumulation units outstanding at the end of period	639	9,316	10,922	17,828	—	197	4,579	360,162	292,896	93,988

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
End of period	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	250	24,774	52,083	46,885

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.14	$17.16	$15.94	$14.61	$15.71	N/A	N/A	N/A	N/A	N/A
End of period	$16.55	$17.14	$17.16	$15.94	$14.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,272	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.46	$16.38	$14.63	$13.39	$13.97	$12.57	N/A	N/A	N/A	N/A
End of period	$15.82	$16.46	$16.38	$14.63	$13.39	$13.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,721	2,965	3,242	3,539	5,782	20,481	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.85	$16.82	$15.22	$13.90	$14.70	$13.08	N/A	N/A	N/A	N/A
End of period	$16.19	$16.85	$16.82	$15.22	$13.90	$14.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,459	1,459	1,460	1,460	1,461	1,746	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.81	$16.79	$15.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.19	$16.81	$16.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	57	70	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.60	$37.21	$29.01	$25.92	$26.99	$20.24	$15.19	N/A	N/A	N/A
End of period	$35.24	$37.60	$37.21	$29.01	$25.92	$26.99	$20.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,790	3,435	5,185	5,699	5,600	6,312	6,336	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06	$7.66	$11.65	$12.62	$10.91
End of period	$16.06	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06	$7.66	$11.65	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.97	$11.67	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$11.97	$11.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,838	2,184	243	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.37	$14.48	$11.12	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$16.37	$14.48	$11.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146	147	350	353	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.46	$10.51	$11.02	$10.60	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$10.46	$10.51	$11.02	$10.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	226	448	448	612	81	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.74	$12.73	$10.12	$8.73	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$12.52	$12.74	$12.73	$10.12	$8.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	298	268	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,733	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.15	$14.91	$11.41	$9.93	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$16.04	$16.15	$14.91	$11.41	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,378	2,015	1,578	1,454	1,526	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.74	$11.91	$10.92	$9.46	$11.23	N/A	N/A	N/A	N/A	N/A
End of period	$10.19	$10.74	$11.91	$10.92	$9.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,153	1,213	1,285	1,355	1,423	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.82	$11.81	$10.50	$9.75	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.47	$11.82	$11.81	$10.50	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,740	38,264	44,660	34,459	11,844	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.14	$10.84	$10.07	$10.17	$11.16	$9.67	N/A	N/A	N/A	N/A
End of period	$6.85	$9.14	$10.84	$10.07	$10.17	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,043	36,988	44,862	60,985	74,815	88,684	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.96	$36.40	$26.64	$24.49	$24.73	$22.32	$16.84	N/A	N/A	N/A
End of period	$40.69	$38.96	$36.40	$26.64	$24.49	$24.73	$22.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,201	1,723	1,691	2,127	3,273	3,946	9,559	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.47	$14.65	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.39	$15.47	$14.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,921	2,241	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.37	$13.53	$11.91	$10.72	$11.45	$10.68	$8.87	N/A	N/A	N/A
End of period	$12.95	$13.37	$13.53	$11.91	$10.72	$11.45	$10.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,499	2,573	5,845	6,765	7,899	7,958	17,758	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.19	$32.99	$27.23	$23.67	$25.21	$22.94	$16.88	$29.85	$25.17	$22.59
End of period	$33.51	$33.19	$32.99	$27.23	$23.67	$25.21	$22.94	$16.88	$29.85	$25.17
Accumulation units outstanding at the end of period	1,041	3,550	5,922	7,482	11,790	13,335	9,169	1,229	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92	$9.32	N/A	N/A	N/A
End of period	$12.39	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,014	3,134	2,971	9,484	9,801	10,219	18,793	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.24	$23.38	$17.59	$15.74	$16.14	$14.68	$11.16	N/A	N/A	N/A
End of period	$24.29	$25.24	$23.38	$17.59	$15.74	$16.14	$14.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,906	5,818	5,851	5,915	5,406	5,583	6,204	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.42	$8.11	$8.78	$7.28	$9.40	$8.01	N/A	N/A	N/A	N/A
End of period	$6.90	$8.42	$8.11	$8.78	$7.28	$9.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,981	5,543	5,654	5,368	8,680	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.74	$7.07	$7.36	$6.07	$8.56	$7.44	$4.15	N/A	N/A	N/A
End of period	$7.23	$7.74	$7.07	$7.36	$6.07	$8.56	$7.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,342	4,791	5,302	7,067	10,637	8,967	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97	$6.23	N/A	N/A	N/A
End of period	$10.86	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,044	3,587	3,923	3,125	3,292	4,251	19,642	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.67	$11.11	$8.67	$7.23	$7.83	$7.43	$5.78	N/A	N/A	N/A
End of period	$9.81	$10.67	$11.11	$8.67	$7.23	$7.83	$7.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	435	463	498	—	—	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.61	$11.86	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.61	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,680	90,444	87,422	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81	$7.51	$10.87	$10.86	N/A
End of period	$12.51	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81	$7.51	$10.87	N/A
Accumulation units outstanding at the end of period	33,263	51,876	33,108	31,558	29,967	28,159	31,390	19,623	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.70	$10.89	$8.36	$6.69	$7.94	$6.70	N/A	N/A	N/A	N/A
End of period	$9.90	$9.70	$10.89	$8.36	$6.69	$7.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,666	15,191	13,965	19,103	26,677	43,816	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.93	$11.31	$8.97	$8.03	$8.22	N/A	N/A	N/A	N/A	N/A
End of period	$11.18	$11.93	$11.31	$8.97	$8.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,018	3,019	3,021	3,023	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69	$18.43	N/A	N/A	N/A
End of period	$24.10	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,992	8,993	5,852	7,168	7,837	9,074	15,967	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.45	$13.33	$14.71	$12.46	$13.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	$12.45	$13.33	$14.71	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	444	2,563	2,567	2,717	2,730	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.08	$18.05	$13.83	$11.92	$12.98	$10.61	$8.14	$12.95	$12.81	$11.26
End of period	$17.97	$20.08	$18.05	$13.83	$11.92	$12.98	$10.61	$8.14	$12.95	$12.81
Accumulation units outstanding at the end of period	—	—	141	142	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.10	$11.69	$8.86	$7.54	$8.58	N/A	N/A	N/A	N/A	N/A
End of period	$12.66	$13.10	$11.69	$8.86	$7.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	483	517	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.33	$14.44	$14.29	$11.33	$12.30	$10.68	$8.19	$12.96	$15.51	N/A
End of period	$15.90	$16.33	$14.44	$14.29	$11.33	$12.30	$10.68	$8.19	$12.96	N/A
Accumulation units outstanding at the end of period	2,017	7,398	8,417	11,528	10,771	12,243	12,644	3,131	—	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.23	$19.51	$16.68	$14.66	$16.01	$14.50	$10.77	N/A	N/A	N/A
End of period	$18.52	$19.23	$19.51	$16.68	$14.66	$16.01	$14.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,933	1,111	1,108	1,125	1,131	1,127	1,378	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.07	$16.96	$12.36	$11.18	$12.18	$10.56	$8.64	N/A	N/A	N/A
End of period	$18.65	$18.07	$16.96	$12.36	$11.18	$12.18	$10.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,678	1,816	4,437	5,229	6,093	6,179	5,996	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.38	$24.56	$19.09	$18.02	$19.43	$16.06	$11.69	N/A	N/A	N/A
End of period	$23.58	$26.38	$24.56	$19.09	$18.02	$19.43	$16.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,239	5,219	7,512	10,601	18,121	18,950	14,809	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.74	$23.31	$16.97	$14.67	$15.13	$12.19	$9.20	N/A	N/A	N/A
End of period	$23.89	$24.74	$23.31	$16.97	$14.67	$15.13	$12.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,007	999	1,321	5,402	11,534	11,394	6,230	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.46	$14.26	$11.73	$10.18	$11.19	$10.36	N/A	N/A	N/A	N/A
End of period	$12.02	$13.46	$14.26	$11.73	$10.18	$11.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,519	96,260	118,257	128,334	137,630	143,067	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.11	$34.86	$24.96	$21.84	$23.61	$19.12	$13.60	N/A	N/A	N/A
End of period	$38.59	$38.11	$34.86	$24.96	$21.84	$23.61	$19.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,665	1,991	3,298	3,722	4,001	4,293	4,979	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27	$16.94	N/A	N/A	N/A
End of period	$19.47	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,143	10,669	10,566	10,917	10,961	15,337	16,024	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68	$6.92	$14.08	$10.87	N/A
End of period	$9.84	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68	$6.92	$14.08	N/A
Accumulation units outstanding at the end of period	105	11,253	13,288	19,358	21,786	18,249	4,236	2,774	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.83	$13.32	$13.93	$13.67	$12.98	$12.47	$11.99	N/A	N/A	N/A
End of period	$13.58	$13.83	$13.32	$13.93	$13.67	$12.98	$12.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	909	1,537	909	1,010	974	974	1,379	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.34	$19.59	$14.12	$11.63	$11.11	N/A	N/A	N/A	N/A	N/A
End of period	$22.22	$21.34	$19.59	$14.12	$11.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	753	454	—	329	354	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.47	$13.41	$10.45	$9.55	$8.23	$6.72	$5.90	$11.11	$11.19	$8.79
End of period	$14.14	$14.47	$13.41	$10.45	$9.55	$8.23	$6.72	$5.90	$11.11	$11.19
Accumulation units outstanding at the end of period	16,721	21,417	22,124	26,121	29,250	32,026	38,898	20,304	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.31	$9.83	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.75	$9.31	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	53	57	62	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.19	$14.94	$11.64	$10.90	$11.96	N/A	N/A	N/A	N/A	N/A
End of period	$13.68	$14.19	$14.94	$11.64	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,846	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.56	$10.40	$7.93	$6.40	$7.47	$6.69	$5.74	N/A	N/A	N/A
End of period	$11.23	$11.56	$10.40	$7.93	$6.40	$7.47	$6.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	286	—	—	—	487	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.44	$16.91	$15.19	$12.57	$13.93	$12.36	$9.59	$18.95	$17.35	$12.59
End of period	$16.63	$18.44	$16.91	$15.19	$12.57	$13.93	$12.36	$9.59	$18.95	$17.35
Accumulation units outstanding at the end of period	6,949	8,109	7,993	11,266	13,121	14,377	20,098	10,135	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.67	$20.05	$14.48	$12.42	$11.39	$11.16	$9.38	N/A	N/A	N/A
End of period	$25.85	$24.67	$20.05	$14.48	$12.42	$11.39	$11.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,281	7,136	2,265	2,014	330	—	379	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.63	$18.01	$15.09	$13.01	$15.08	$14.36	$11.30	N/A	N/A	N/A
End of period	$16.17	$16.63	$18.01	$15.09	$13.01	$15.08	$14.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	150	176	500	1,833	1,847	2,185	3,008	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53	$7.81	$13.82	$13.86	$11.86
End of period	$16.56	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53	$7.81	$13.82	$13.86
Accumulation units outstanding at the end of period	11,547	17,353	18,913	21,126	35,184	58,735	126,892	132,568	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.14	$18.15	$13.09	$11.12	$11.10	$9.63	$7.30	$12.70	$10.85	$10.54
End of period	$21.08	$21.14	$18.15	$13.09	$11.12	$11.10	$9.63	$7.30	$12.70	$10.85
Accumulation units outstanding at the end of period	1,361	1,715	2,381	2,950	2,680	3,875	43,806	30,700	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29	$22.27	$36.45	$27.41	$23.08
End of period	$26.28	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29	$22.27	$36.45	$27.41
Accumulation units outstanding at the end of period	2,679	11,360	14,076	18,133	21,072	23,406	24,716	2,294	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.47	$15.24	$13.76	$12.50	$12.95	N/A	N/A	N/A	N/A	N/A
End of period	$15.96	$15.47	$15.24	$13.76	$12.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.41	$14.90	$10.79	$9.84	$9.54	$8.32	$7.12	$10.77	$10.18	N/A
End of period	$13.89	$15.41	$14.90	$10.79	$9.84	$9.54	$8.32	$7.12	$10.77	N/A
Accumulation units outstanding at the end of period	9,874	8,531	8,611	—	—	382	680	808	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.66	$23.89	$18.27	$15.85	$16.48	$13.32	$9.82	N/A	N/A	N/A
End of period	$24.55	$25.66	$23.89	$18.27	$15.85	$16.48	$13.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,944	2,107	2,231	3,558	3,598	3,597	3,974	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47	$7.65	N/A	N/A	N/A
End of period	$17.20	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,737	29,345	31,525	33,659	35,750	38,134	43,269	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.89	$15.61	$11.60	$10.36	$11.42	N/A	N/A	N/A	N/A	N/A
End of period	$14.83	$15.89	$15.61	$11.60	$10.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.23	$21.61	$15.87	$13.93	$14.81	$11.93	$9.53	N/A	N/A	N/A
End of period	$20.86	$22.23	$21.61	$15.87	$13.93	$14.81	$11.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,396	8,700	9,606	7,738	13,694	14,710	11,157	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.72	$9.04	$7.29	$6.66	$6.80	$6.17	N/A	N/A	N/A	N/A
End of period	$11.00	$10.72	$9.04	$7.29	$6.66	$6.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50	946	—	938	1,000	1,221	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.12	$18.08	$14.57	$12.30	$13.63	$12.01	$8.76	N/A	N/A	N/A
End of period	$18.49	$18.12	$18.08	$14.57	$12.30	$13.63	$12.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,068	4,054	4,155	12,498	22,081	21,563	13,706	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90	$10.33	N/A	N/A	N/A
End of period	$12.76	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,088	41,293	63,470	92,340	104,768	108,175	93,578	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70	$14.71	N/A	N/A	N/A
End of period	$18.79	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,413	53,560	78,389	109,561	109,721	117,534	100,920	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26	$9.22	$13.54	$13.92	$12.81
End of period	$17.06	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26	$9.22	$13.54	$13.92
Accumulation units outstanding at the end of period	4,878	6,457	7,242	8,799	9,363	12,294	12,202	6,201	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.30	$15.01	$10.82	$9.46	$10.39	N/A	N/A	N/A	N/A	N/A
End of period	$14.74	$16.30	$15.01	$10.82	$9.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,937	1,955	1,973	1,989	990	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.42	$14.82	$10.97	$9.32	$10.31	$8.21	$6.23	N/A	N/A	N/A
End of period	$14.63	$15.42	$14.82	$10.97	$9.32	$10.31	$8.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,952	1,970	1,989	2,005	1,000	651	—	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.18	$25.48	$18.48	$16.25	$17.45	$15.11	$10.63	N/A	N/A	N/A
End of period	$25.29	$28.18	$25.48	$18.48	$16.25	$17.45	$15.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,223	1,267	1,295	1,595	1,639	1,681	3,134	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.43	$14.59	$10.48	$8.18	$10.14	$8.17	$5.92	N/A	N/A	N/A
End of period	$14.13	$14.43	$14.59	$10.48	$8.18	$10.14	$8.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	153	2,405	4,843	5,412	7,888	7,687	7,872	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30	$6.67	N/A	N/A	N/A
End of period	$18.34	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,841	21,662	18,622	21,471	20,081	30,468	40,292	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.46	$18.91	$13.46	$11.74	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$20.36	$20.46	$18.91	$13.46	$11.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	199	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.68	$15.81	$12.30	$11.09	$10.03	N/A	N/A	N/A	N/A	N/A
End of period	$17.50	$17.68	$15.81	$12.30	$11.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,495	12,494	13,316	2,332	2,237	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.81	$18.79	$12.75	$11.36	$10.85	N/A	N/A	N/A	N/A	N/A
End of period	$18.47	$21.81	$18.79	$12.75	$11.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30	33	35	—	—	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.80	$18.90	$15.28	$13.42	$14.34	$12.45	$9.67	N/A	N/A	N/A
End of period	$19.42	$19.80	$18.90	$15.28	$13.42	$14.34	$12.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,939	5,518	5,641	7,624	9,323	9,794	12,446	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02	$9.88	$11.65	$11.15	$10.51
End of period	$12.88	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02	$9.88	$11.65	$11.15
Accumulation units outstanding at the end of period	3,582	10,343	11,017	6,427	6,398	8,481	4,145	1,291	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.79	$19.05	$15.81	$13.94	$14.64	$12.83	$10.19	N/A	N/A	N/A
End of period	$19.41	$19.79	$19.05	$15.81	$13.94	$14.64	$12.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,975	48,853	40,925	58,132	76,933	85,832	88,290	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.77	$14.45	$13.31	$12.20	$12.31	$11.25	$9.64	$12.46	$11.76	$10.84
End of period	$14.36	$14.77	$14.45	$13.31	$12.20	$12.31	$11.25	$9.64	$12.46	$11.76
Accumulation units outstanding at the end of period	2,680	6,930	9,385	5,245	10,820	10,827	170	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17	$10.85	N/A	N/A	N/A
End of period	$18.16	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,729	24,833	26,929	27,634	29,125	32,482	33,997	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,620	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.31	$16.07	$10.78	$9.00	$9.67	N/A	N/A	N/A	N/A	N/A
End of period	$16.61	$18.31	$16.07	$10.78	$9.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,033	2,057	2,081	2,017	1,054	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.59	$44.53	$32.66	$27.96	$28.78	$25.07	$17.77	N/A	N/A	N/A
End of period	$51.80	$47.59	$44.53	$32.66	$27.96	$28.78	$25.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,888	1,808	1,767	4,051	14,039	13,937	4,585	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$75.28	$67.87	$50.57	$45.29	$46.74	$37.18	$25.76	N/A	N/A	N/A
End of period	$78.80	$75.28	$67.87	$50.57	$45.29	$46.74	$37.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,303	2,675	2,692	4,790	7,728	7,758	5,587	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.14	$10.27	$10.44	$10.37	$10.40	$10.28	$9.71	$10.50	$10.19	N/A
End of period	$10.00	$10.14	$10.27	$10.44	$10.37	$10.40	$10.28	$9.71	$10.50	N/A
Accumulation units outstanding at the end of period	28,814	1,656	3,886	3,985	4,179	4,444	2,036	2,494	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.25	$21.78	$16.16	$13.77	$14.30	$12.55	$9.31	N/A	N/A	N/A
End of period	$23.40	$24.25	$21.78	$16.16	$13.77	$14.30	$12.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,262	14,300	15,525	9,737	30,625	31,111	12,878	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.06	$35.24	$30.04	$27.75	$27.33	$25.08	$21.32	N/A	N/A	N/A
End of period	$37.07	$38.06	$35.24	$30.04	$27.75	$27.33	$25.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,882	3,996	4,068	4,158	4,555	6,407	7,039	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.52	$11.72	$11.92	$12.13	$12.33	$12.54	$12.74	$12.68	$12.31	$11.98
End of period	$11.33	$11.52	$11.72	$11.92	$12.13	$12.33	$12.54	$12.74	$12.68	$12.31
Accumulation units outstanding at the end of period	13,966	9,903	12,120	9,275	15,978	21,755	31,391	29,948	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.36	$27.74	$21.53	$18.82	$19.55	$17.49	$14.35	N/A	N/A	N/A
End of period	$28.92	$30.36	$27.74	$21.53	$18.82	$19.55	$17.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,255	3,005	3,323	3,644	3,999	4,247	4,675	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.57	$36.05	$26.39	$24.28	$24.53	$22.15	$16.72	N/A	N/A	N/A
End of period	$40.26	$38.57	$36.05	$26.39	$24.28	$24.53	$22.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8	8	13	14	14	14	14	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.28	$13.44	$11.84	$10.66	$11.38	$10.63	N/A	N/A	N/A	N/A
End of period	$12.85	$13.28	$13.44	$11.84	$10.66	$11.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	724	724	724	724	724	724	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.11	$23.27	$17.52	$15.68	$16.09	$14.64	N/A	N/A	N/A	N/A
End of period	$24.15	$25.11	$23.27	$17.52	$15.68	$16.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,169	1,169	1,169	1,169	1,169	1,169	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.18	$23.35	$24.01	$22.68	$21.72	$20.53	N/A	N/A	N/A	N/A
End of period	$23.85	$24.18	$23.35	$24.01	$22.68	$21.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,259	1,259	1,259	1,260	1,260	1,260	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.42	$13.29	$14.68	$12.44	$13.28	$11.65	N/A	N/A	N/A	N/A
End of period	$10.70	$12.42	$13.29	$14.68	$12.44	$13.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	214	215	215	215	216	216	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.95	$16.86	$12.29	$11.12	$12.13	$10.51	N/A	N/A	N/A	N/A
End of period	$18.52	$17.95	$16.86	$12.29	$11.12	$12.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	744	744	744	744	744	744	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.16	$24.37	$18.95	$17.90	$19.30	$15.96	$11.63	N/A	N/A	N/A
End of period	$23.37	$26.16	$24.37	$18.95	$17.90	$19.30	$15.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	511	507	526	528	530	531	535	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.42	$14.23	$11.71	$10.17	$11.18	$10.36	N/A	N/A	N/A	N/A
End of period	$11.98	$13.42	$14.23	$11.71	$10.17	$11.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	244	244	244	245	245	245	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.52	$18.85	$19.88	$19.52	$18.08	$17.14	N/A	N/A	N/A	N/A
End of period	$19.27	$19.52	$18.85	$19.88	$19.52	$18.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	398	398	398	398	398	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.52	$17.90	$15.00	$12.93	$15.00	$14.29	$11.25	N/A	N/A	N/A
End of period	$16.05	$16.52	$17.90	$15.00	$12.93	$15.00	$14.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	119	118	119	120	121	122	123	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79	N/A	N/A	N/A
End of period	$16.46	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,073	2,069	2,062	2,129	2,210	2,207	2,203	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,125	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.49	$23.74	$18.17	$15.77	$16.40	$13.26	$9.78	N/A	N/A	N/A
End of period	$24.37	$25.49	$23.74	$18.17	$15.77	$16.40	$13.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	245	243	245	246	249	250	252	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.24	$15.51	$11.99	$10.58	$10.61	$9.43	$7.62	N/A	N/A	N/A
End of period	$17.09	$17.24	$15.51	$11.99	$10.58	$10.61	$9.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	967	959	1,037	1,044	1,054	1,061	1,076	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.08	$21.47	$15.78	$13.86	$14.74	$11.88	$9.49	N/A	N/A	N/A
End of period	$20.71	$22.08	$21.47	$15.78	$13.86	$14.74	$11.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	488	483	506	509	514	517	523	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.00	$17.97	$14.49	$12.23	$13.56	$11.96	$8.73	N/A	N/A	N/A
End of period	$18.36	$18.00	$17.97	$14.49	$12.23	$13.56	$11.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142	140	141	142	143	144	145	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.87	$18.47	$19.19	$18.07	$17.54	$16.60	N/A	N/A	N/A	N/A
End of period	$18.62	$18.87	$18.47	$19.19	$18.07	$17.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,336	3,336	3,336	3,336	3,336	3,337	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.58	$10.75	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.58	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,371	1,373	1,375	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.48	$18.79	$17.67	$15.40	$14.97	$13.18	$9.17	N/A	N/A	N/A
End of period	$16.91	$18.48	$18.79	$17.67	$15.40	$14.97	$13.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,877	1,870	1,872	1,875	1,879	1,882	1,886	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.90	$25.24	$18.32	$16.12	$17.31	$15.00	N/A	N/A	N/A	N/A
End of period	$25.03	$27.90	$25.24	$18.32	$16.12	$17.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	321	321	321	321	321	321	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.58	$17.42	$12.34	$10.81	$10.39	$9.29	$6.66	N/A	N/A	N/A
End of period	$18.27	$19.58	$17.42	$12.34	$10.81	$10.39	$9.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	878	906	966	983	1,107	1,077	1,201	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.64	$18.75	$15.17	$13.33	$14.25	$12.38	$9.61	N/A	N/A	N/A
End of period	$19.25	$19.64	$18.75	$15.17	$13.33	$14.25	$12.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10	—	—	793	794	513	797	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.46	$17.98	$15.79	$14.13	$14.56	$13.09	$10.79	N/A	N/A	N/A
End of period	$18.00	$18.46	$17.98	$15.79	$14.13	$14.56	$13.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	6,702	6,702	6,702	6,702	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.13	$44.12	$32.38	$27.73	$28.55	$24.88	N/A	N/A	N/A	N/A
End of period	$51.26	$47.13	$44.12	$32.38	$27.73	$28.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	593	593	593	593	593	593	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$74.55	$67.24	$50.13	$44.91	$46.38	$36.91	$25.58	N/A	N/A	N/A
End of period	$77.99	$74.55	$67.24	$50.13	$44.91	$46.38	$36.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13	13	22	22	23	23	24	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.07	$21.63	$16.05	$13.69	$14.23	$12.49	$9.27	N/A	N/A	N/A
End of period	$23.22	$24.07	$21.63	$16.05	$13.69	$14.23	$12.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,436	1,436	1,457	1,457	1,458	1,458	1,461	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.69	$34.91	$29.77	$27.52	$27.12	$24.90	N/A	N/A	N/A	N/A
End of period	$36.69	$37.69	$34.91	$29.77	$27.52	$27.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	713	713	713	713	713	713	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.05	$17.07	$15.88	$14.57	$15.69	$13.79	N/A	N/A	N/A	N/A
End of period	$16.44	$17.05	$17.07	$15.88	$14.57	$15.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,885	1,877	1,867	3,997	4,263	6,995	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.36	$16.30	$14.57	$13.35	$13.95	$12.56	N/A	N/A	N/A	N/A
End of period	$15.71	$16.36	$16.30	$14.57	$13.35	$13.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	13,950	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.76	$16.74	$15.16	$13.86	$14.68	N/A	N/A	N/A	N/A	N/A
End of period	$16.08	$16.76	$16.74	$15.16	$13.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,361	2,001	2,001	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.72	$16.71	$15.42	$14.16	$15.11	$13.39	N/A	N/A	N/A	N/A
End of period	$16.08	$16.72	$16.71	$15.42	$14.16	$15.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,472	1,563	3,897	4,649	4,913	1,956	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.92	$36.57	$28.54	$25.53	$26.60	$19.97	$15.01	$24.76	$22.49	$19.07
End of period	$34.57	$36.92	$36.57	$28.54	$25.53	$26.60	$19.97	$15.01	$24.76	$22.49
Accumulation units outstanding at the end of period	—	—	—	—	467	—	2,116	4,619	3,859	5,493

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.62	$12.60	$10.90
End of period	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.62	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	450	137	1,596	702

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.41	$10.48	$10.99	$10.58	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	$10.41	$10.48	$10.99	$10.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	432	451	840	467	475	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.08	$14.86	$11.38	$9.91	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$15.95	$16.08	$14.86	$11.38	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,385	2,415	5,448	7,017	7,412	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.77	$11.77	$10.48	$9.74	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.41	$11.77	$11.77	$10.48	$9.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,087	1,138	2,526	2,504	7,757	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64	$6.55	$13.66	N/A	N/A
End of period	$6.79	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64	$6.55	N/A	N/A
Accumulation units outstanding at the end of period	1,965	2,019	887	3,154	4,725	3,994	2,452	9,259	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.19	$35.71	$26.16	$24.08	$24.34	$21.99	$16.61	$28.60	$26.54	$25.83
End of period	$39.85	$38.19	$35.71	$26.16	$24.08	$24.34	$21.99	$16.61	$28.60	$26.54
Accumulation units outstanding at the end of period	226	226	226	226	226	226	226	—	691	1,060

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82
End of period	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77
Accumulation units outstanding at the end of period	152	152	152	152	152	152	3,784	16,149	21,655	38,174

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.55	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35
End of period	$32.82	$32.55	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	512	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37	$11.86
End of period	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37
Accumulation units outstanding at the end of period	—	—	353	259	1,886	1,457	2,016	14,315	26,527	17,738

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.78	$22.97	$17.30	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88
End of period	$23.83	$24.78	$22.97	$17.30	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63
Accumulation units outstanding at the end of period	226	226	226	226	227	227	307	3,442	9,582	12,011

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.36	$8.06	$8.73	$7.25	$9.37	$7.99	N/A	N/A	N/A	N/A
End of period	$6.84	$8.36	$8.06	$8.73	$7.25	$9.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	278	291	303	314	665	323	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.69	$7.03	$7.33	$6.04	$8.53	$7.43	$4.15	N/A	N/A	N/A
End of period	$7.17	$7.69	$7.03	$7.33	$6.04	$8.53	$7.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,022	1,055	1,087	1,115	1,144	5,414	7,284	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22	$9.92	N/A	N/A
End of period	$10.76	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22	N/A	N/A
Accumulation units outstanding at the end of period	8,602	8,602	8,602	8,602	8,602	8,602	9,563	27,364	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.57	$11.83	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.89	$11.57	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	331	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	$10.85	N/A
End of period	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	N/A
Accumulation units outstanding at the end of period	4,263	4,336	7,835	8,278	8,708	9,673	3,244	6,361	10,805	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.63	$10.82	$8.32	$6.66	$7.92	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	$9.63	$10.82	$8.32	$6.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	381	472	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01	$9.85	N/A	N/A
End of period	$11.09	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,738	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07
End of period	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58
Accumulation units outstanding at the end of period	247	771	822	930	3,036	7,118	2,261	10,819	37,876	41,592

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.38	$13.26	$14.65	$12.42	$13.27	$11.64	N/A	N/A	N/A	N/A
End of period	$10.66	$12.38	$13.26	$14.65	$12.42	$13.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,872	1,907	2,893	3,002	3,244	5,466	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.92	$12.79	$11.25
End of period	$17.78	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.92	$12.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	190	2,682	6,139

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.99	$11.61	$8.81	$7.50	$8.55	$8.00	N/A	N/A	N/A	N/A
End of period	$12.54	$12.99	$11.61	$8.81	$7.50	$8.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	547	582	1,473	1,532	1,590	1,624	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.17	$14.32	$14.18	$11.26	$12.22	$10.63	$8.16	$12.93	$15.49	$11.56
End of period	$15.73	$16.17	$14.32	$14.18	$11.26	$12.22	$10.63	$8.16	$12.93	$15.49
Accumulation units outstanding at the end of period	1,206	1,298	1,417	1,444	3,872	3,919	2,438	1,077	6,097	9,864

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10
End of period	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98
Accumulation units outstanding at the end of period	2,299	2,388	1,638	1,381	5,576	6,076	4,629	777	4,549	3,900

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.83	$16.76	$12.23	$11.07	$12.07	$10.47	$8.58	$14.01	$12.32	$11.63
End of period	$18.39	$17.83	$16.76	$12.23	$11.07	$12.07	$10.47	$8.58	$14.01	$12.32
Accumulation units outstanding at the end of period	138	138	712	1,052	1,856	1,043	2,384	6,180	19,070	29,435

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93
End of period	$23.17	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18
Accumulation units outstanding at the end of period	76	76	76	76	322	476	3,558	14,421	25,772	28,912

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.42	$23.02	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54
End of period	$23.55	$24.42	$23.02	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	427	435	2,688	6,323	9,790

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.38	$14.20	$11.69	$10.15	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	$13.38	$14.20	$11.69	$10.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,358	3,426	5,367	5,540	5,808	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.37	$34.22	$24.53	$21.49	$23.25	$18.84	$13.42	$24.60	$23.20	$21.08
End of period	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.84	$13.42	$24.60	$23.20
Accumulation units outstanding at the end of period	299	299	299	299	299	586	606	2,137	3,776	3,395

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07
End of period	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29
Accumulation units outstanding at the end of period	628	628	95	95	95	95	611	35,215	16,968	34,586

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.21	$13.12	$13.51	$11.25	$13.93	$11.63	$6.90	$14.06	$10.86	N/A
End of period	$9.75	$12.21	$13.12	$13.51	$11.25	$13.93	$11.63	$6.90	$14.06	N/A
Accumulation units outstanding at the end of period	1,469	1,305	1,690	1,994	3,012	4,491	3,264	1,246	3,064	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.19	$10.99
End of period	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.19
Accumulation units outstanding at the end of period	36	36	468	569	583	1,094	1,210	3,652	10,401	31,729

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43
End of period	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	722	2,294	29,489	9,737

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24
End of period	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41
Accumulation units outstanding at the end of period	817	817	1,525	—	—	—	—	—	—	10,384

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.25	$13.21	$10.31	$9.43	$8.14	$6.65	$5.84	$11.02	$11.11	$8.73
End of period	$13.90	$14.25	$13.21	$10.31	$9.43	$8.14	$6.65	$5.84	$11.02	$11.11
Accumulation units outstanding at the end of period	5,620	6,901	7,309	13,408	16,402	22,355	25,648	50,283	133,340	153,761

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.10	$14.86	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$14.10	$14.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,399	1,480	1,005	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.68	$11.73	$14.45	$12.40
End of period	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.68	$11.73	$14.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	655	—	1,915	15,636

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.15	$16.67	$14.98	$12.41	$13.77	$12.23	$9.50	$18.79	$17.22	$12.51
End of period	$16.36	$18.15	$16.67	$14.98	$12.41	$13.77	$12.23	$9.50	$18.79	$17.22
Accumulation units outstanding at the end of period	3,646	4,780	5,013	7,795	9,421	13,352	14,932	27,225	84,738	141,042

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17
End of period	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66
Accumulation units outstanding at the end of period	787	953	1,649	198	215	233	846	6,809	15,891	25,212

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96
End of period	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45
Accumulation units outstanding at the end of period	527	515	505	850	2,013	2,600	6,611	5,302	10,201	19,431

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.19	$15.72	$12.15	$10.48	$10.90	$9.48	$7.77	$13.77	$13.82	$11.85
End of period	$16.37	$17.19	$15.72	$12.15	$10.48	$10.90	$9.48	$7.77	$13.77	$13.82
Accumulation units outstanding at the end of period	1,500	2,024	5,618	6,174	6,627	8,661	7,421	76,539	112,729	135,840

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.92	$17.99	$12.98	$11.04	$11.03	$9.58	$7.27	$12.66	$10.83	$10.52
End of period	$20.84	$20.92	$17.99	$12.98	$11.04	$11.03	$9.58	$7.27	$12.66	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	881	888	1,513	2,564	39,801

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93
End of period	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20
Accumulation units outstanding at the end of period	—	37	41	45	1,075	1,079	1,473	2,362	3,524	12,468

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.37	$15.16	$13.70	$12.46	$12.92	N/A	N/A	N/A	N/A	N/A
End of period	$15.85	$15.37	$15.16	$13.70	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	260	272	285	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.27	$14.78	$10.71	$9.78	$9.49	$8.29	$7.10	$10.75	$10.18	N/A
End of period	$13.76	$15.27	$14.78	$10.71	$9.78	$9.49	$8.29	$7.10	$10.75	N/A
Accumulation units outstanding at the end of period	3,079	3,577	3,784	—	—	—	—	462	2,911	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98
End of period	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06
Accumulation units outstanding at the end of period	4,541	4,800	5,046	5,647	10,516	11,573	15,747	7,671	12,879	22,383

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65
End of period	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04
Accumulation units outstanding at the end of period	777	847	912	2,433	4,315	7,530	8,942	26,772	43,551	73,187

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.76	$15.51	$11.53	$10.32	$11.38	$9.60	$6.05	$8.82	N/A	N/A
End of period	$14.70	$15.76	$15.51	$11.53	$10.32	$11.38	$9.60	$6.05	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,482	—	15,178	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34
End of period	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39
Accumulation units outstanding at the end of period	1,942	2,518	2,625	1,410	4,277	6,572	10,701	7,180	14,399	23,826

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.56	$8.91	$7.19	$6.58	$6.72	$6.11	$3.79	$6.83	$6.07	$5.65
End of period	$10.82	$10.56	$8.91	$7.19	$6.58	$6.72	$6.11	$3.79	$6.83	$6.07
Accumulation units outstanding at the end of period	—	—	—	—	—	36	16,849	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.53	$10.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	$10.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,685	3,782	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.87	$17.85	$14.40	$12.16	$13.49	$11.91	$8.70	$14.97	$14.34	$12.48
End of period	$18.22	$17.87	$17.85	$14.40	$12.16	$13.49	$11.91	$8.70	$14.97	$14.34
Accumulation units outstanding at the end of period	—	—	488	875	784	833	1,629	16,887	32,898	41,947

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	$10.31	$10.90	N/A	N/A
End of period	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	2,379	2,485	1,920	4,827	12,333	35,127	16,475	46,638	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66
End of period	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88
Accumulation units outstanding at the end of period	7,889	8,217	6,585	10,202	11,373	19,013	13,423	94,512	118,147	110,139

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.56	$10.73	$10.47	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.56	$10.73	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	104	112	487	113	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71
End of period	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80
Accumulation units outstanding at the end of period	521	525	950	1,229	1,675	1,725	2,652	16,976	22,455	32,526

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.63	$25.01	$18.16	$15.98	$17.18	$14.89	$10.49	$20.23	$21.82	$19.66
End of period	$24.78	$27.63	$25.01	$18.16	$15.98	$17.18	$14.89	$10.49	$20.23	$21.82
Accumulation units outstanding at the end of period	61	61	418	694	2,070	2,058	2,253	4,247	8,001	9,498

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.35	$14.52	$10.43	$8.15	$10.12	$8.16	N/A	N/A	N/A	N/A
End of period	$14.03	$14.35	$14.52	$10.43	$8.15	$10.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,793	3,886	7,981	9,598	10,346	6,567	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.51	$17.36	$12.31	$10.78	$10.37	$9.28	$6.66	$9.92	N/A	N/A
End of period	$18.20	$19.51	$17.36	$12.31	$10.78	$10.37	$9.28	$6.66	N/A	N/A
Accumulation units outstanding at the end of period	7,797	3,158	6,300	5,575	5,478	4,963	15,334	8,568	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.32	$18.80	$13.39	$11.69	$10.77	$9.74	N/A	N/A	N/A	N/A
End of period	$20.19	$20.32	$18.80	$13.39	$11.69	$10.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	441	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.55	$15.72	$12.24	$11.04	$10.00	$8.61	N/A	N/A	N/A	N/A
End of period	$17.36	$17.55	$15.72	$12.24	$11.04	$10.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,456	2,599	2,722	—	543	466	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.65	$18.68	$12.68	$11.32	$10.82	$9.63	N/A	N/A	N/A	N/A
End of period	$18.32	$21.65	$18.68	$12.68	$11.32	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	860	860	1,604	—	—	438	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15
End of period	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93
Accumulation units outstanding at the end of period	—	—	—	2,125	2,125	2,461	4,269	26,335	93,964	113,310

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.83	$11.61	$11.12	$10.50
End of period	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.83	$11.61	$11.12
Accumulation units outstanding at the end of period	1,149	1,143	1,143	1,143	1,143	1,143	5,778	33,745	31,442	4,338

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26
End of period	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87
Accumulation units outstanding at the end of period	229	229	1,680	8,259	8,549	13,714	24,231	97,794	312,644	385,812

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82
End of period	$14.20	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73
Accumulation units outstanding at the end of period	—	5,581	6,126	7,180	7,770	12,372	41,640	800	2,262	5,398

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83
End of period	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13
Accumulation units outstanding at the end of period	2,356	2,504	3,359	3,497	3,638	4,442	3,974	193,526	299,973	338,709

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,680	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.18	$15.97	$10.72	$8.96	$9.64	$8.92	N/A	N/A	N/A	N/A
End of period	$16.48	$18.18	$15.97	$10.72	$8.96	$9.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	493	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.67	$43.71	$32.09	$27.50	$28.33	$24.70	$17.53	$31.22	$28.87	$25.86
End of period	$50.74	$46.67	$43.71	$32.09	$27.50	$28.33	$24.70	$17.53	$31.22	$28.87
Accumulation units outstanding at the end of period	333	333	333	559	1,098	1,806	5,354	14,598	28,266	27,253

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$73.82	$66.61	$49.69	$44.54	$46.02	$36.64	$25.41	$43.59	$37.86	$36.10
End of period	$77.19	$73.82	$66.61	$49.69	$44.54	$46.02	$36.64	$25.41	$43.59	$37.86
Accumulation units outstanding at the end of period	188	188	188	421	369	374	2,337	7,266	13,675	12,496

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.06	$10.20	$10.37	$10.31	$10.35	$10.24	$9.68	$10.49	$10.19	N/A
End of period	$9.91	$10.06	$10.20	$10.37	$10.31	$10.35	$10.24	$9.68	$10.49	N/A
Accumulation units outstanding at the end of period	—	—	—	96	109	123	918	32,293	21,316	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53
End of period	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95
Accumulation units outstanding at the end of period	218	218	628	1,436	1,795	1,272	7,740	16,932	38,787	52,692

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92
End of period	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58
Accumulation units outstanding at the end of period	3,823	3,984	4,611	7,106	7,316	9,968	8,475	20,055	32,039	44,355

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.32	$11.52	$11.73	$11.95	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88
End of period	$11.12	$11.32	$11.52	$11.73	$11.95	$12.16	$12.38	$12.59	$12.54	$12.19
Accumulation units outstanding at the end of period	2,499	3,301	5,026	12,309	10,674	46,362	49,035	63,399	61,652	78,322

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.00	$27.44	$21.32	$18.66	$19.39	$17.37	$14.26	$21.79	$20.57	$17.32
End of period	$28.55	$30.00	$27.44	$21.32	$18.66	$19.39	$17.37	$14.26	$21.79	$20.57
Accumulation units outstanding at the end of period	4,651	4,870	6,025	6,474	6,873	7,978	5,577	11,211	20,114	18,691

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.66	$7.00	$7.31	$6.03	$8.52	N/A	N/A	N/A	N/A	N/A
End of period	$7.14	$7.66	$7.00	$7.31	$6.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	483	720	1,891	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.14	$13.12	$10.24	$9.37	$8.09	$6.61	$5.81	N/A	N/A	N/A
End of period	$13.79	$14.14	$13.12	$10.24	$9.37	$8.09	$6.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	57	84	221	1,511	1,655	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.01	$16.55	$14.88	$12.33	$13.70	$12.16	$9.46	N/A	N/A	N/A
End of period	$16.22	$18.01	$16.55	$14.88	$12.33	$13.70	$12.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	50	74	195	1,330	1,457	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.30	$17.68	$14.84	$12.81	$14.87	$14.18	$11.17	N/A	N/A	N/A
End of period	$15.83	$16.30	$17.68	$14.84	$12.81	$14.87	$14.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	41	61	161	1,097	1,201	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.21	$14.73	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.69	$15.21	$14.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	44	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.16	$23.46	$17.97	$15.61	$16.25	$13.16	$9.71	N/A	N/A	N/A
End of period	$24.03	$25.16	$23.46	$17.97	$15.61	$16.25	$13.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	43	64	168	1,145	1,254	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.01	$15.33	$11.86	$10.47	$10.51	$9.36	$7.57	N/A	N/A	N/A
End of period	$16.85	$17.01	$15.33	$11.86	$10.47	$10.51	$9.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	51	77	201	1,373	1,503	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.79	$21.21	$15.61	$13.72	$14.61	$11.78	$9.42	N/A	N/A	N/A
End of period	$20.42	$21.79	$21.21	$15.61	$13.72	$14.61	$11.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	70	63	167	1,139	1,247	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	N/A	N/A	N/A
End of period	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	N/A	N/A	N/A
End of period	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.27	$16.22	$14.52	$13.31	$13.92	$12.55	N/A	N/A	N/A	N/A
End of period	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26	$18.89
End of period	$33.91	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	125	4,507	3,686	3,978

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58	$10.89
End of period	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58
Accumulation units outstanding at the end of period	—	—	12	135	277	325	350	372	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	$13.65	N/A	N/A
End of period	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	566	1,033	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56
End of period	$39.04	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	565	2,407	2,425

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69	$10.76
End of period	$12.55	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,204	8,265	5,300

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12
End of period	$32.15	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	440	335	197

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77
End of period	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	17,391	41,077	18,193

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73
End of period	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	163	4,918	7,295	8,634

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14	N/A	N/A	N/A
End of period	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	$9.91	N/A	N/A
End of period	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	14,556	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	$10.84	N/A
End of period	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,210	25,232	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88
End of period	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36
Accumulation units outstanding at the end of period	70	190	194	185	186	845	844	10,810	58,600	62,268

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	N/A	N/A	N/A	N/A
End of period	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	239	475	471	452	478	2,709	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25
End of period	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	739	739

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55
End of period	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	602	602	3,282	3,708

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95
End of period	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	173	671	2,912	2,483

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58
End of period	$18.13	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,064	11,907	16,055

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79
End of period	$22.76	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00
Accumulation units outstanding at the end of period	—	40	40	40	40	40	5,845	13,141	35,524	35,130

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49
End of period	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,356	7,229	12,901	12,377

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93	$20.86
End of period	$37.04	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93
Accumulation units outstanding at the end of period	—	30	31	31	31	31	58	1,821	6,258	1,824

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11	$14.91
End of period	$18.68	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,144	13,139	17,803

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	$10.85	N/A
End of period	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	N/A
Accumulation units outstanding at the end of period	—	—	11	124	254	350	376	1,368	3,933	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94
End of period	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13
Accumulation units outstanding at the end of period	228	1,006	1,018	923	891	3,063	3,055	1,831	3,295	4,450

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40
End of period	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	47,774	1,675

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32	$10.17
End of period	$21.49	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03	$8.67
End of period	$13.68	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03
Accumulation units outstanding at the end of period	2,538	2,564	2,587	2,610	2,636	1,668	1,625	39,671	89,037	85,624

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34	$12.32
End of period	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34
Accumulation units outstanding at the end of period	—	55	62	131	212	239	302	607	52	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09	$12.43
End of period	$16.09	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09
Accumulation units outstanding at the end of period	—	—	—	—	—	346	—	24,491	45,380	62,383

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10
End of period	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58
Accumulation units outstanding at the end of period	—	28	29	29	29	29	55	358	407	135

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90
End of period	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36
Accumulation units outstanding at the end of period	762	327	300	314	332	289	400	2,518	14,995	40,277

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83
End of period	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,916	88,688	247,022	272,564

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80	$10.51
End of period	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	12,875	46,537	74,975

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00	$22.78
End of period	$25.42	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	629	677	1,226	1,979

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	$10.17	N/A
End of period	$13.63	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	N/A
Accumulation units outstanding at the end of period	2,102	2,124	2,143	—	—	—	—	—	1,117	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93
End of period	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99
Accumulation units outstanding at the end of period	492	215	225	257	271	262	467	1,916	7,767	9,998

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61
End of period	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98
Accumulation units outstanding at the end of period	718	537	585	662	688	692	1,411	25,039	44,829	51,228

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28
End of period	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31
Accumulation units outstanding at the end of period	1,961	1,820	1,830	493	506	482	6,299	1,721	6,906	9,098

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	N/A	N/A
End of period	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26	$12.42
End of period	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26
Accumulation units outstanding at the end of period	—	61	61	62	62	62	8,640	16,615	23,238	20,761

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	$10.89	N/A	N/A
End of period	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	733	13,536	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55
End of period	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76
Accumulation units outstanding at the end of period	—	556	546	467	450	471	2,145	38,576	95,544	140,488

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68	$12.62
End of period	$16.47	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	10,380	88,050	90,965

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45
End of period	$24.27	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57
Accumulation units outstanding at the end of period	—	33	33	33	34	34	234	1,565	4,114	6,443

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	$5.92	N/A	N/A	N/A
End of period	$13.93	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65	N/A	N/A	N/A
End of period	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,299	—	—	—	—	—	—	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80	$13.05
End of period	$18.74	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80
Accumulation units outstanding at the end of period	—	270	272	274	277	280	330	20,071	11,661	18,367

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49
End of period	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	11,462	1,654

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16
End of period	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	91,591	101,707	152,430

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81
End of period	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,429	2,433	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73
End of period	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01
Accumulation units outstanding at the end of period	—	26	26	26	26	26	49	39,050	66,681	160,394

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54	$25.58
End of period	$49.70	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	9,759	13,125	14,637	5,651

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43	$35.72
End of period	$75.61	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,929	4,244	9,118	9,079

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	$10.18	N/A
End of period	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,198	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84	$13.45
End of period	$22.68	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84
Accumulation units outstanding at the end of period	—	99	99	100	100	101	20,531	26,632	35,063	33,812

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29	$22.68
End of period	$35.57	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,710	11,764	14,444

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03	$11.73
End of period	$10.87	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03
Accumulation units outstanding at the end of period	—	—	—	—	—	190	767	19,947	14,092	17,915

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26
End of period	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,723	19,122	18,313

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.33	$11.00	$9.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$11.33	$11.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	238	461	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.10	$11.74	$9.76	$8.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$12.10	$11.74	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	208	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.22	$16.18	$14.49	$13.29	$13.91	$12.55	N/A	N/A	N/A	N/A
End of period	$15.55	$16.22	$16.18	$14.49	$13.29	$13.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	9,215	9,215	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14	$18.80
End of period	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57	$10.89
End of period	$15.64	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57
Accumulation units outstanding at the end of period	—	—	493	493	493	493	993	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.18	$14.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$16.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.70	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,043	1,043	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.96	$10.66	$9.92	$10.04	$11.05	$9.60	N/A	N/A	N/A	N/A
End of period	$6.70	$8.96	$10.66	$9.92	$10.04	$11.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	191	191	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12	$25.46
End of period	$38.69	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	15	15

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.35	$14.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$15.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66	$10.73
End of period	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	974	—	737	737	737

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.60	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45	$22.00
End of period	$31.82	$31.60	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	336	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34	$16.65
End of period	$23.15	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34
Accumulation units outstanding at the end of period	—	—	344	344	344	2,135	364	1,203	1,203	1,203

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.54	$11.46	$9.43	$8.29	$8.57	$7.92	N/A	N/A	N/A	N/A
End of period	$10.62	$11.54	$11.46	$9.43	$8.29	$8.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,352	6,374	7,927	9,327	14,652	16,365	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.46	$10.92	$8.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$10.46	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	430	466	502	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	$10.84	N/A
End of period	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	N/A
Accumulation units outstanding at the end of period	593	593	1,371	1,371	1,371	1,371	1,991	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.70	$11.12	$8.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.70	$11.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	403	436	470	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26	$17.78
End of period	$22.89	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26
Accumulation units outstanding at the end of period	3,932	4,131	3,717	3,948	4,297	5,449	5,490	1,255	1,255	1,255

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76	$11.24
End of period	$17.50	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76
Accumulation units outstanding at the end of period	—	—	485	485	485	485	723	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55
End of period	$15.48	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45
Accumulation units outstanding at the end of period	—	16	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.30	$18.62	$15.96	$14.06	$15.40	$13.98	N/A	N/A	N/A	N/A
End of period	$17.59	$18.30	$18.62	$15.96	$14.06	$15.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	109	113	501	501	501	501	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.48	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22	$11.56
End of period	$18.00	$17.48	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22
Accumulation units outstanding at the end of period	—	—	—	—	—	912	—	755	755	755

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.28	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90	$17.71
End of period	$22.55	$25.28	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90
Accumulation units outstanding at the end of period	—	—	—	—	—	296	—	290	552	553

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02	$14.84
End of period	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02
Accumulation units outstanding at the end of period	495	495	1,059	1,059	1,059	2,541	1,461	981	984	986

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	$10.85	N/A
End of period	$9.61	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10	$10.92
End of period	$13.11	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	881	215	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86	$4.39
End of period	$7.27	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28	$10.14
End of period	$21.32	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.92	$12.93	$10.10	$9.26	$8.00	$6.54	N/A	N/A	N/A	N/A
End of period	$13.57	$13.92	$12.93	$10.10	$9.26	$8.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	277	411	412	1,547	1,783	1,803	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29	$12.28
End of period	$10.78	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29
Accumulation units outstanding at the end of period	—	12	—	—	311	311	311	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.74	$16.31	$14.68	$12.18	$13.54	$12.04	N/A	N/A	N/A	N/A
End of period	$15.96	$17.74	$16.31	$14.68	$12.18	$13.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	269	399	809	1,459	1,626	1,612	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53	$11.07
End of period	$24.81	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53
Accumulation units outstanding at the end of period	—	22	523	523	887	887	919	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31	$14.87
End of period	$15.61	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31
Accumulation units outstanding at the end of period	—	—	—	—	—	675	185	—	126	127

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78	$11.82
End of period	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	4,163	—	—	2,540	2,829

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79	$10.50
End of period	$20.50	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90	$22.71
End of period	$25.22	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	38	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.08	$14.62	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$15.08	$14.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,217	1,366	1,408	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95	$13.90
End of period	$23.70	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95
Accumulation units outstanding at the end of period	—	—	—	—	—	505	126	—	260	262

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95	$10.59
End of period	$16.61	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95
Accumulation units outstanding at the end of period	3,257	3,257	3,364	3,980	4,030	5,410	4,530	582	806	811

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28	$13.26
End of period	$20.14	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28
Accumulation units outstanding at the end of period	900	992	1,025	—	—	568	590	—	253	255

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00	$5.60
End of period	$10.56	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00
Accumulation units outstanding at the end of period	—	25	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.48	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22	$12.39
End of period	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22
Accumulation units outstanding at the end of period	6,980	7,369	7,818	8,419	8,748	9,282	9,956	—	150	151

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.13	$12.96	$14.54	$13.68	$12.48	$11.82	N/A	N/A	N/A	N/A
End of period	$12.47	$13.13	$12.96	$14.54	$13.68	$12.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	306	315	—	—	—	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70	$13.50
End of period	$17.97	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70
Accumulation units outstanding at the end of period	4,965	5,179	5,339	8,862	10,780	14,111	14,047	3,469	3,470	3,471

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62	$12.57
End of period	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62
Accumulation units outstanding at the end of period	3,846	3,985	3,898	4,577	4,966	7,388	6,186	1,448	1,936	1,939

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45	$19.35
End of period	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45
Accumulation units outstanding at the end of period	—	—	—	—	—	503	—	330	330	330

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	300	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.42	$18.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.10	$21.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	394	406	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73	$13.00
End of period	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73
Accumulation units outstanding at the end of period	—	—	—	—	445	708	1,939	3,324	3,776	3,779

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08	$10.48
End of period	$12.52	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08
Accumulation units outstanding at the end of period	—	—	—	189	161	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	N/A	N/A	N/A	N/A
End of period	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,891	3,090	3,288	6,824	6,929	16,411	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69	$10.80
End of period	$13.96	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95	$12.68
End of period	$17.38	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95
Accumulation units outstanding at the end of period	—	—	—	3,294	3,265	3,313	3,400	—	6,840	13,825

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37	$25.45
End of period	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37
Accumulation units outstanding at the end of period	—	—	—	—	—	684	—	610	610	610

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19	$35.51
End of period	$74.80	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19
Accumulation units outstanding at the end of period	116	116	—	—	—	—	146	—	25	25

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	$10.18	N/A
End of period	$9.77	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,098	875	876	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78	$13.41
End of period	$22.50	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78
Accumulation units outstanding at the end of period	379	379	379	379	379	2,003	670	1,431	1,488	1,489

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14	$22.55
End of period	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14
Accumulation units outstanding at the end of period	341	341	—	—	—	1,751	203	803	804	804

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.99	$11.20	$11.42	$11.65	$11.88	$12.11	N/A	N/A	N/A	N/A
End of period	$10.78	$10.99	$11.20	$11.42	$11.65	$11.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,413	3,604	3,879	5,933	7,304	10,105	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	N/A	N/A	N/A	N/A
End of period	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.85	$16.91	$15.76	$14.49	$15.63	N/A	N/A	N/A	N/A	N/A
End of period	$16.22	$16.85	$16.91	$15.76	$14.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,208	3,208	4,013	4,050	4,090	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.28	$10.96	$9.02	$8.03	$8.46	$7.65	N/A	N/A	N/A	N/A
End of period	$10.77	$11.28	$10.96	$9.02	$8.03	$8.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	31,483	31,143	31,037	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.43	$12.04	$10.49	$9.45	$9.57	$8.79	$7.55	N/A	N/A	N/A
End of period	$11.97	$12.43	$12.04	$10.49	$9.45	$9.57	$8.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,640	43,703	43,766	11,904	11,991	12,044	12,114	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.17	$16.14	$14.46	$13.28	$13.90	$12.54	N/A	N/A	N/A	N/A
End of period	$15.50	$16.17	$16.14	$14.46	$13.28	$13.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,230	23,406	24,548	26,668	35,801	29,948	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.57	$16.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	$16.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,320	1,375	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.30	$14.08	$15.06	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$16.52	$16.55	$15.30	$14.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	719	970	2,743	1,849	2,072	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71
End of period	$33.26	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03
Accumulation units outstanding at the end of period	—	—	—	268	547	333	—	2,409	2,421	2,702

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88
End of period	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56
Accumulation units outstanding at the end of period	274	302	331	363	—	1,224	863	863	938	250

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.87	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	776	826	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.31	$10.40	$10.93	$10.55	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$10.31	$10.40	$10.93	$10.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	357	467	103	963	963	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.93	$14.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.77	$15.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,822	820	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.67	$12.28	$10.34	$8.99	$10.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$11.67	$12.28	$10.34	$8.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	438	480	527	582	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$11.67	$11.69	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,680	4,678	10,503	10,632	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52	$13.64	N/A	N/A
End of period	$6.67	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52	N/A	N/A
Accumulation units outstanding at the end of period	1,026	967	512	2,602	641	2,372	571	1,774	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29
End of period	$38.24	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,899	232	232	271

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.33	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$15.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,473	2,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70
End of period	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62
Accumulation units outstanding at the end of period	118	123	881	927	962	1,014	2,663	4,494	7,987	1,948

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.29	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88
End of period	$31.50	$31.29	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	22

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	$11.68
End of period	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10
Accumulation units outstanding at the end of period	323	343	—	1,692	311	560	726	1,490	3,404	23,479

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57
End of period	$22.93	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25
Accumulation units outstanding at the end of period	227	237	285	311	316	334	384	1,170	1,849	2,717

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.24	$7.96	$8.64	$7.20	$9.31	$7.96	$4.79	N/A	N/A	N/A
End of period	$6.73	$8.24	$7.96	$8.64	$7.20	$9.31	$7.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,155	1,571	1,757	1,818	2,890	4,122	3,788	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	$4.14	N/A	N/A	N/A
End of period	$7.06	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,467	2,081	2,301	3,369	4,463	13,447	14,507	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	$9.90	N/A	N/A
End of period	$10.57	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	N/A	N/A
Accumulation units outstanding at the end of period	—	571	579	—	—	2,248	4,424	16,345	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.41	$10.88	$8.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$10.41	$10.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	406	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.50	$11.78	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	$11.50	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,314	2,683	3,007	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	$10.83	N/A
End of period	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	N/A
Accumulation units outstanding at the end of period	2,552	2,697	854	2,695	2,741	3,074	8,779	12,188	18,093	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.49	$10.69	$8.24	$6.60	$7.87	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$9.49	$10.69	$8.24	$6.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	278	376	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69
End of period	$22.65	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15
Accumulation units outstanding at the end of period	1,913	2,027	2,620	2,972	1,351	4,330	1,356	2,691	11,457	12,215

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.22	$13.12	$14.52	$12.34	$13.21	$11.61	N/A	N/A	N/A	N/A
End of period	$10.50	$12.22	$13.12	$14.52	$12.34	$13.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,287	1,334	409	1,153	1,389	16,318	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24
End of period	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75
Accumulation units outstanding at the end of period	219	231	328	453	487	481	—	—	114	246

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.79	$11.45	$8.71	$7.43	$8.48	$7.96	$6.50	$10.64	N/A	N/A
End of period	$12.32	$12.79	$11.45	$8.71	$7.43	$8.48	$7.96	$6.50	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,094	1,092	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55
End of period	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44
Accumulation units outstanding at the end of period	521	653	785	7,173	5,641	5,110	6,112	3,373	4,835	2,804

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81
End of period	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59
Accumulation units outstanding at the end of period	476	910	752	5,789	1,509	1,046	663	8,951	8,100	4,352

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	$11.53
End of period	$17.88	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20
Accumulation units outstanding at the end of period	—	—	—	—	568	1,861	905	3,528	5,036	2,701

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65
End of period	$22.36	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82
Accumulation units outstanding at the end of period	1,275	1,275	1,275	1,902	2,378	2,087	5,160	5,864	11,914	15,791

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44
End of period	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96
Accumulation units outstanding at the end of period	306	708	837	1,057	1,091	685	3,124	2,896	6,353	9,573

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.24	$14.08	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$13.24	$14.08	$11.62	$10.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,300	1,509	578	1,952	1,962	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63
End of period	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67
Accumulation units outstanding at the end of period	662	653	793	1,018	275	—	—	624	647	355

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76
End of period	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94
Accumulation units outstanding at the end of period	1,924	1,994	2,613	2,595	3,954	2,618	2,432	2,411	5,223	6,294

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	$10.85	N/A
End of period	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	N/A
Accumulation units outstanding at the end of period	2,161	2,499	2,381	3,130	5,707	14,624	5,140	—	1,307	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90
End of period	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07
Accumulation units outstanding at the end of period	1,435	730	—	1,177	1,179	1,181	1,982	1,901	4,029	5,632

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37
End of period	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83
Accumulation units outstanding at the end of period	—	—	—	348	—	—	—	738	39,951	38,777

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24	$10.11
End of period	$21.15	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24
Accumulation units outstanding at the end of period	—	—	964	444	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94	$8.62
End of period	$13.45	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94
Accumulation units outstanding at the end of period	5,466	5,601	8,527	9,679	8,555	7,510	10,185	34,878	64,202	139,602

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.93	$14.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.39	$13.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	328	350	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24	$12.24
End of period	$10.69	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24
Accumulation units outstanding at the end of period	—	—	—	166	2,527	2,931	5,695	949	1,480	10,697

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96	$12.35
End of period	$15.83	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96
Accumulation units outstanding at the end of period	6,124	5,362	9,362	11,755	11,698	9,335	14,909	26,246	77,464	109,447

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03
End of period	$24.60	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49
Accumulation units outstanding at the end of period	4,738	4,622	1,329	—	1,517	2,308	2,549	2,560	18,308	4,287

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84
End of period	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27
Accumulation units outstanding at the end of period	1,771	1,431	1,748	2,559	2,074	2,371	5,220	7,821	24,114	16,560

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82
End of period	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76
Accumulation units outstanding at the end of period	4,938	4,237	3,186	3,277	3,395	3,457	11,132	21,739	67,602	101,460

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77	$10.49
End of period	$20.38	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,172	2,401	4,495

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80	$22.63
End of period	$25.01	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80
Accumulation units outstanding at the end of period	211	200	197	1,276	255	265	691	1,260	3,195	7,987

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.18	$15.01	$13.59	$12.38	$12.87	N/A	N/A	N/A	N/A	N/A
End of period	$15.62	$15.18	$15.01	$13.59	$12.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	907	948	993	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.01	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	$10.16	N/A
End of period	$13.49	$15.01	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	N/A
Accumulation units outstanding at the end of period	4,901	3,029	5,614	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87
End of period	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92
Accumulation units outstanding at the end of period	2,697	1,120	1,231	4,756	518	519	3,646	17,111	28,044	18,050

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57
End of period	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92
Accumulation units outstanding at the end of period	1,527	918	1,004	5,787	3,038	2,682	2,684	1,931	3,888	13,164

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	N/A	N/A	N/A	N/A
End of period	$14.45	$15.52	$15.30	$11.40	$10.22	$11.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23
End of period	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24
Accumulation units outstanding at the end of period	4,837	4,562	6,984	7,582	5,698	4,738	5,529	7,370	17,938	6,793

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58
End of period	$10.47	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98
Accumulation units outstanding at the end of period	—	237	—	788	2,825	3,307	24,822	26,086	65,727	29,075

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.47	$10.18	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$10.47	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	99	106	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37
End of period	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18
Accumulation units outstanding at the end of period	935	935	935	935	935	1,118	2,164	3,431	5,868	7,409

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.08	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	$10.88	N/A	N/A
End of period	$12.42	$13.08	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	N/A	N/A
Accumulation units outstanding at the end of period	—	—	432	17,074	45,012	13,929	3,754	1,086	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45
End of period	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64
Accumulation units outstanding at the end of period	3,444	4,126	5,066	6,573	6,450	13,734	13,223	22,855	29,785	33,422

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.48	$10.67	$10.43	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$10.48	$10.67	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	361	376	—	481	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52
End of period	$16.17	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56
Accumulation units outstanding at the end of period	3,293	2,805	3,525	3,813	3,481	4,419	5,801	5,771	28,413	23,217

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11	$5.62	N/A	N/A	N/A
End of period	$14.40	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	840	81	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24
End of period	$23.78	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32
Accumulation units outstanding at the end of period	—	—	—	1,407	—	—	—	2,349	2,012	1,288

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.17	$14.36	$10.34	$8.10	$10.08	$8.14	N/A	N/A	N/A	N/A
End of period	$13.83	$14.17	$14.36	$10.34	$8.10	$10.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,108	5,360	4,331	6,583	6,932	3,093	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65	N/A	N/A	N/A
End of period	$17.90	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,478	3,058	1,470	2,402	2,432	653	12,872	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.03	$18.57	$13.25	$11.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.87	$20.03	$18.57	$13.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	192	254	289	435	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.30	$15.53	$12.11	$10.95	$9.94	N/A	N/A	N/A	N/A	N/A
End of period	$17.08	$17.30	$15.53	$12.11	$10.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,096	6,631	1,517	1,273	879	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.35	$18.45	$12.55	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.03	$21.35	$18.45	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,466	2,627	1,129	461	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95
End of period	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67
Accumulation units outstanding at the end of period	256	261	269	278	505	504	10,762	31,480	53,534	63,754

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47
End of period	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07
Accumulation units outstanding at the end of period	1,334	1,481	737	2,708	937	1,042	1,153	—	8,046	6,699

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06
End of period	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61
Accumulation units outstanding at the end of period	8,484	14,276	13,100	7,236	8,240	19,813	23,293	31,232	98,226	128,071

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80
End of period	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68
Accumulation units outstanding at the end of period	7,709	3,291	5,423	2,629	2,765	2,716	2,796	45,326	47,921	36,974

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63
End of period	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89
Accumulation units outstanding at the end of period	24,519	26,652	26,537	26,883	28,198	29,455	39,493	50,166	66,958	82,578

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31
End of period	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21
Accumulation units outstanding at the end of period	1,722	2,070	2,255	2,959	2,579	2,108	5,365	7,486	14,128	9,881

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34
End of period	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99
Accumulation units outstanding at the end of period	637	822	877	1,227	1,165	1,096	1,881	3,679	5,121	8,737

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	$10.17	N/A
End of period	$9.72	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	N/A
Accumulation units outstanding at the end of period	459	477	632	667	1,093	1,097	313	749	1,572	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	$13.37
End of period	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74
Accumulation units outstanding at the end of period	721	765	859	1,295	1,796	2,112	1,453	10,654	14,208	19,041

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99	$22.43
End of period	$34.85	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99
Accumulation units outstanding at the end of period	1,200	1,410	1,002	2,631	2,771	786	1,243	11,462	11,754	14,428

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90	$11.62
End of period	$10.66	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90
Accumulation units outstanding at the end of period	14,820	8,870	1,142	1,136	12,637	1,636	39,168	84,230	55,364	15,804

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20
End of period	$27.79	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39
Accumulation units outstanding at the end of period	3,400	3,472	2,409	3,719	3,757	3,161	8,075	7,821	14,481	32,665

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.80	$16.87	$15.73	$14.47	$15.62	N/A	N/A	N/A	N/A	N/A
End of period	$16.16	$16.80	$16.87	$15.73	$14.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	963	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
End of period	$32.94	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	55	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88
End of period	$15.47	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$10.29	$10.38	$10.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81	152	163	228	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15
End of period	$37.85	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
End of period	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	121	114	111	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77
End of period	$31.17	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
End of period	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50
End of period	$22.70	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16
Accumulation units outstanding at the end of period	—	—	—	—	204	207	193	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.21	$7.93	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A
End of period	$6.70	$8.21	$7.93	$8.62	$7.18	$9.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	602	1,112	1,166	1,368	1,304	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A	N/A	N/A	N/A
End of period	$7.03	$7.55	$6.92	$7.23	$5.98	$8.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	667	1,323	1,421	1,554	1,355	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
End of period	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A
Accumulation units outstanding at the end of period	290	584	703	816	936	1,416	1,278	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
End of period	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04
Accumulation units outstanding at the end of period	602	—	399	423	639	747	776	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.19	$13.08	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.47	$12.19	$13.08	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	662	687	752	862	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24
End of period	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54
End of period	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42
Accumulation units outstanding at the end of period	—	—	—	—	402	357	328	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
End of period	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49
Accumulation units outstanding at the end of period	462	503	546	594	650	709	774	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
End of period	$17.75	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16
Accumulation units outstanding at the end of period	—	—	—	—	111	114	301	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58
End of period	$22.15	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73
Accumulation units outstanding at the end of period	—	—	—	—	388	419	458	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
End of period	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	90	94	97	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.21	$14.05	$11.60	$10.10	$11.14	$10.36	N/A	N/A	N/A	N/A
End of period	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	853	875	905	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
End of period	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
End of period	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85
Accumulation units outstanding at the end of period	90	—	—	87	240	237	203	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
End of period	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	N/A
Accumulation units outstanding at the end of period	—	—	682	758	869	951	1,062	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
End of period	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05
Accumulation units outstanding at the end of period	—	3,462	763	843	928	2,126	1,185	1,226	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
End of period	$7.15	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07
End of period	$20.97	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59
End of period	$13.34	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90
Accumulation units outstanding at the end of period	265	8,231	6,488	7,134	7,833	9,531	9,263	9,999	2,865	3,023

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	478	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
End of period	$10.60	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18
Accumulation units outstanding at the end of period	329	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32
End of period	$15.71	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91
Accumulation units outstanding at the end of period	591	207	474	494	889	1,474	755	—	2,520	2,660

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99
End of period	$24.40	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45
Accumulation units outstanding at the end of period	217	181	48	123	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84
End of period	$15.43	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26
Accumulation units outstanding at the end of period	—	—	—	—	347	1,298	441	—	2,065	2,179

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
End of period	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75
Accumulation units outstanding at the end of period	623	1,042	1,415	1,311	1,004	2,474	1,311	—	—	11,892

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49
End of period	$20.27	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77
Accumulation units outstanding at the end of period	174	262	559	730	881	1,163	1,346	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56
End of period	$24.80	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70
Accumulation units outstanding at the end of period	—	—	—	—	73	74	66	—	—	405

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
End of period	$13.43	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	N/A
Accumulation units outstanding at the end of period	259	—	211	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
End of period	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88
Accumulation units outstanding at the end of period	—	—	—	—	—	1,024	90	—	2,160	2,279

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
End of period	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89
Accumulation units outstanding at the end of period	—	4,591	3,858	4,258	4,691	6,371	5,947	6,198	2,590	2,733

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
End of period	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20
Accumulation units outstanding at the end of period	763	832	1,031	732	1,380	2,418	1,719	—	2,148	2,267

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56
End of period	$10.39	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96
Accumulation units outstanding at the end of period	336	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
End of period	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14
Accumulation units outstanding at the end of period	—	—	—	—	376	395	423	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	N/A	N/A	N/A	N/A
End of period	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	3,542	3,652	3,637	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
End of period	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58
Accumulation units outstanding at the end of period	332	7,414	6,130	9,252	9,968	11,543	11,706	8,650	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
End of period	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50
Accumulation units outstanding at the end of period	418	2,443	2,120	2,325	2,554	3,424	3,231	2,544	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14
End of period	$23.53	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20
Accumulation units outstanding at the end of period	—	—	—	—	85	81	226	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	195	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.96	$18.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.79	$19.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173	447	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.24	$15.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.01	$17.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	209	181	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.27	$18.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.96	$21.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	191	590	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90
End of period	$18.25	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60
Accumulation units outstanding at the end of period	—	—	—	—	516	472	433	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07	$10.47
End of period	$12.39	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07
Accumulation units outstanding at the end of period	2,145	2,148	2,150	2,153	2,156	2,159	2,162	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01
End of period	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55
Accumulation units outstanding at the end of period	1,715	1,717	1,719	1,721	1,723	1,726	1,729	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79
End of period	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	7,022	7,747	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84	$12.60
End of period	$17.09	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84
Accumulation units outstanding at the end of period	—	5,301	5,858	6,465	7,123	7,822	9,228	9,412	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
End of period	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05
Accumulation units outstanding at the end of period	216	224	168	183	532	911	705	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
End of period	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78
Accumulation units outstanding at the end of period	—	—	—	—	185	406	217	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	$10.17	N/A
End of period	$9.67	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
End of period	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68
Accumulation units outstanding at the end of period	452	492	534	581	1,342	1,699	1,370	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32
End of period	$34.49	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85
Accumulation units outstanding at the end of period	—	1,088	919	1,014	1,186	1,296	1,412	1,476	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
End of period	$10.56	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84
Accumulation units outstanding at the end of period	—	—	—	311	319	330	342	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17
End of period	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35
Accumulation units outstanding at the end of period	—	—	—	—	582	638	820	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.43	$16.47	$15.24	$14.04	$15.03	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$16.43	$16.47	$15.24	$14.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	13,522	13,522	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54
End of period	$32.62	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	121	301	344

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88
End of period	$15.39	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	375	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64
End of period	$12.17	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	644	746

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65
End of period	$30.85	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42
End of period	$22.49	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	175	171	142

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	$10.83	N/A
End of period	$12.04	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50
End of period	$22.19	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	800	1,241	1,220

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23
End of period	$17.22	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54
End of period	$15.24	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66
End of period	$17.05	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	181	411	508

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	N/A	N/A
End of period	$17.62	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51
End of period	$21.96	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	161	1,019	1,447

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	N/A	N/A
End of period	$35.54	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60
End of period	$17.93	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	531	405

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	$10.84	N/A
End of period	$9.47	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	403	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34
End of period	$7.10	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04
End of period	$20.80	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56
End of period	$13.23	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,770	569	1,884	1,312

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16
End of period	$10.52	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	919	961

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27
End of period	$15.56	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83
Accumulation units outstanding at the end of period	—	—	—	—	1,166	1,185	5,863	492	495	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96
End of period	$24.20	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	480	502

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80
End of period	$15.83	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	1,421	1,524	1,621	2,774	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48
End of period	$20.15	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49
End of period	$24.60	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,703	1,877

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	$10.16	N/A
End of period	$13.37	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17
End of period	$19.70	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54
End of period	$10.30	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30
End of period	$17.43	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	217	1,689	1,926

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34
End of period	$17.50	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	581	522

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42
End of period	$15.89	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	307	257

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04
End of period	$23.29	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	176	711	718

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.10	$17.05	$12.12	$10.65	$10.27	$9.22	N/A	N/A	N/A	N/A
End of period	$17.76	$19.10	$17.05	$12.12	$10.65	$10.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,331	1,552	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54	$12.85
End of period	$18.09	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	238	12,769	12,811

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05	$10.46
End of period	$12.31	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48	$12.96
End of period	$18.08	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	10,689	10,689

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66	$10.78
End of period	$13.72	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77	$12.53
End of period	$16.92	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,229	1,668	1,692

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04
End of period	$47.69	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	105	374	351

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96
End of period	$72.56	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	72	78	83

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	$10.17	N/A
End of period	$9.63	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30
End of period	$21.98	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	195	2,343	2,575

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20
End of period	$34.13	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	706	1,014	1,023

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	N/A	N/A	N/A
End of period	$10.47	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	269	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14
End of period	$27.42	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.15	$10.85	$8.94	$7.97	$8.41	$7.62	N/A	N/A	N/A	N/A
End of period	$10.62	$11.15	$10.85	$8.94	$7.97	$8.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,007	—	10,640	15,447	15,462	15,692	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.91	$11.58	$9.64	$8.63	$8.89	$8.02	N/A	N/A	N/A	N/A
End of period	$11.42	$11.91	$11.58	$9.64	$8.63	$8.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	239	262	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.04	$16.03	$14.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$16.04	$16.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46
End of period	$32.31	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69
Accumulation units outstanding at the end of period	—	—	—	60	—	—	—	187	1,437	2,032

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87
End of period	$15.31	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53
Accumulation units outstanding at the end of period	835	870	—	146	—	215	439	1,555	1,938	527

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$10.24	$10.34	$10.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,729	—	—	299	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.47	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.20	$12.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	607	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.40	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.18	$12.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,979	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.82	$14.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.64	$15.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	316	1,005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,241	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.52	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$10.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	638	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$11.60	$11.64	$10.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,709	2,583	—	411	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	$13.62	N/A	N/A
End of period	$6.58	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	N/A	N/A
Accumulation units outstanding at the end of period	—	667	—	276	—	—	—	192	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
End of period	$37.07	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61
End of period	$12.07	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50
Accumulation units outstanding at the end of period	1,084	1,059	1,024	1,050	1,058	—	964	987	5,528	4,554

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54
End of period	$30.53	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88
Accumulation units outstanding at the end of period	—	—	—	155	47	50	—	—	272	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
End of period	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	8,468

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34
End of period	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97
Accumulation units outstanding at the end of period	1,448	1,449	1,530	1,793	1,890	—	1,796	2,777	3,389	6,203

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.50	$6.88	$7.20	$5.96	$8.44	$7.37	N/A	N/A	N/A	N/A
End of period	$6.97	$7.50	$6.88	$7.20	$5.96	$8.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	548	—	71	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	$9.88	N/A	N/A
End of period	$10.43	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	N/A	N/A
Accumulation units outstanding at the end of period	—	1,283	—	—	—	—	—	17,232	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	362	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$11.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,021	1,530	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	$10.82	N/A
End of period	$11.98	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	N/A
Accumulation units outstanding at the end of period	471	—	—	481	299	308	—	2,182	1,464	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.39	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$9.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	741	718	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
End of period	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84
Accumulation units outstanding at the end of period	1,477	1,266	1,248	1,099	1,082	245	1,172	7,881	8,688	9,592

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.11	$13.02	$14.43	$12.28	$13.16	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$12.11	$13.02	$14.43	$12.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	113	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23
End of period	$17.13	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72
Accumulation units outstanding at the end of period	196	—	—	—	92	96	—	602	518	518

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53
End of period	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40
Accumulation units outstanding at the end of period	470	502	892	1,211	1,321	1,355	1,899	—	351	910

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
End of period	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30
Accumulation units outstanding at the end of period	1,736	—	—	1,881	1,928	1,976	2,030	1,060	5,004	5,912

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46
End of period	$17.50	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10
Accumulation units outstanding at the end of period	749	786	848	996	1,025	—	991	979	794	741

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
End of period	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56
Accumulation units outstanding at the end of period	290	275	287	2,668	2,702	2,412	2,787	645	3,685	6,806

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
End of period	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85
Accumulation units outstanding at the end of period	2,311	864	864	2,469	2,509	2,551	2,597	—	3,403	7,746

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.14	$13.99	$11.56	$10.07	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$13.14	$13.99	$11.56	$10.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	328	236	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31
End of period	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27
Accumulation units outstanding at the end of period	851	676	676	676	676	676	676	192	677	730

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
End of period	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68
Accumulation units outstanding at the end of period	2,247	2,261	2,204	1,899	1,744	726	1,617	4,077	7,819	14,856

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	$10.83	N/A
End of period	$9.42	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	61	—	—	556	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
End of period	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99
Accumulation units outstanding at the end of period	653	678	693	1,069	1,669	986	1,801	1,978	6,325	11,004

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33
End of period	$7.04	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,288	1,067

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01
End of period	$20.63	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	240	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53
End of period	$13.12	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	1,155	1,287	797	7,998	15,739	26,927

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12
End of period	$10.43	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	318	3,386	2,807

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23
End of period	$15.44	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77
Accumulation units outstanding at the end of period	1,183	840	1,310	1,619	1,747	1,793	1,365	10,057	11,833	19,614

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
End of period	$24.00	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36
Accumulation units outstanding at the end of period	130	—	—	148	—	—	—	1,023	938	653

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
End of period	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13
Accumulation units outstanding at the end of period	537	541	527	1,220	1,675	1,240	2,418	1,484	5,903	8,931

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
End of period	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72
Accumulation units outstanding at the end of period	—	—	—	—	701	329	7,085	5,124	8,189	8,352

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48
End of period	$20.04	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	153	169	176	—	237	5,418

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42
End of period	$24.40	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50
Accumulation units outstanding at the end of period	—	—	—	—	362	—	—	—	236	1,218

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	$10.15	N/A
End of period	$13.30	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
End of period	$23.05	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80
Accumulation units outstanding at the end of period	2,145	1,219	1,247	453	773	1,418	2,418	1,547	6,009	6,582

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
End of period	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83
Accumulation units outstanding at the end of period	506	541	610	679	2,100	2,945	5,434	9,161	24,995	37,167

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15
End of period	$19.58	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13
Accumulation units outstanding at the end of period	2,140	2,237	2,268	3,279	3,642	3,469	4,043	1,652	5,187	7,696

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52
End of period	$10.22	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91
Accumulation units outstanding at the end of period	—	—	—	—	—	220	1,030	—	648	9,681

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
End of period	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06
Accumulation units outstanding at the end of period	—	—	—	—	44	44	712	11,529	14,570	14,139

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.92	$12.78	$14.37	$13.54	$12.38	$11.75	N/A	N/A	N/A	N/A
End of period	$12.25	$12.92	$12.78	$14.37	$13.54	$12.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	513	—	—	984	3,086	3,239	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
End of period	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46
Accumulation units outstanding at the end of period	8,096	6,365	6,736	8,431	8,920	7,978	6,882	16,455	28,294	37,120

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.42	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	358	846	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
End of period	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38
Accumulation units outstanding at the end of period	3,368	2,645	2,497	2,819	3,029	1,237	3,281	9,989	13,465	16,658

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.82	$14.63	$10.60	$9.30	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$14.23	$15.82	$14.63	$10.60	$9.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	180	—	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.96	$14.44	$10.74	$9.17	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$14.13	$14.96	$14.44	$10.74	$9.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,349	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
End of period	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95
Accumulation units outstanding at the end of period	416	392	423	633	559	—	530	931	769	1,325

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,812	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.82	$18.40	$13.15	$11.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.63	$19.82	$18.40	$13.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	219	—	—	171	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.12	$15.39	$12.02	$10.89	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$16.87	$17.12	$15.39	$12.02	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	289	—	—	185	104	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.12	$18.28	$12.46	$11.16	$10.70	$9.56	N/A	N/A	N/A	N/A
End of period	$17.81	$21.12	$18.28	$12.46	$11.16	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	175	—	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
End of period	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	41	44	—	2,634	4,079	6,299

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45
End of period	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04
Accumulation units outstanding at the end of period	5,688	5,999	5,897	6,450	6,916	7,459	—	—	—	4,017

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
End of period	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42
Accumulation units outstanding at the end of period	2,722	795	797	3,673	3,658	3,720	3,835	18,748	32,393	52,937

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64	$10.78
End of period	$13.65	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
End of period	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,517	5,208	6,417	6,477

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
End of period	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72
Accumulation units outstanding at the end of period	1,360	1,380	1,357	1,460	1,526	783	1,535	864	2,150	2,801

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
End of period	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35
Accumulation units outstanding at the end of period	452	144	—	630	610	626	767	320	1,318	2,941

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	$10.16	N/A
End of period	$9.58	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	N/A
Accumulation units outstanding at the end of period	—	—	—	158	3,231	2,950	3,080	1,436	2,432	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
End of period	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58
Accumulation units outstanding at the end of period	2,498	2,191	2,756	3,161	3,192	1,470	3,474	3,668	6,323	8,237

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
End of period	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56
Accumulation units outstanding at the end of period	1,181	1,200	1,263	1,466	1,856	173	2,198	2,278	3,339	2,093

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
End of period	$10.34	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71
Accumulation units outstanding at the end of period	3,437	3,418	3,188	2,850	2,639	317	2,092	21,448	20,704	3,908

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
End of period	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26
Accumulation units outstanding at the end of period	2,161	—	—	2,341	2,400	2,522	2,528	51	2,683	5,582

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52	$10.48	N/A	N/A
End of period	$11.76	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37
End of period	$32.00	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	629	316	316

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87
End of period	$15.23	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	590	590	590

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	N/A	N/A	N/A
End of period	$6.55	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	N/A	N/A	N/A
End of period	$36.70	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58
End of period	$11.97	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,088	—	98

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42
End of period	$30.22	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49
End of period	$11.34	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,530	716	716

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	N/A	N/A	N/A
End of period	$22.06	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.13	$7.86	$8.56	$7.14	$9.26	$7.93	$4.78	N/A	N/A	N/A
End of period	$6.63	$8.13	$7.86	$8.56	$7.14	$9.26	$7.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37	$4.13	N/A	N/A	N/A
End of period	$6.94	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	$9.88	N/A	N/A
End of period	$10.38	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	$10.82	N/A
End of period	$11.92	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,085	176	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31
End of period	$21.74	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,041	296	296

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23
End of period	$17.04	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53
End of period	$15.07	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,115	1,885	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52
End of period	$16.70	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44
End of period	$17.38	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	376	377

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38
End of period	$21.57	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,954	399	401

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33
End of period	$22.25	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,399	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	N/A	N/A
End of period	$34.81	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	$14.45
End of period	$17.56	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,706	997	997

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	$10.83	N/A
End of period	$9.38	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	72	843	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81
End of period	$12.66	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97
Accumulation units outstanding at the end of period	—	1,124	1,183	—	—	—	—	1,203	37	170

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31
End of period	$6.97	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,581	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97
End of period	$20.46	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51
End of period	$13.02	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	12,339	4,609	6,070

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08
End of period	$10.34	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	713	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19
End of period	$15.31	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	10,929	5,532	5,093

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	$10.89
End of period	$23.81	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	560	—	969

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72
End of period	$15.08	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09
Accumulation units outstanding at the end of period	—	354	372	—	—	—	—	6,378	48	155

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79
End of period	$15.65	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	12,785	4,151	8,061

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47
End of period	$19.93	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	581	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34
End of period	$24.20	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,360	491	653

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	$10.15	N/A
End of period	$13.24	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76
End of period	$22.89	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77
Accumulation units outstanding at the end of period	—	343	360	—	—	—	—	5,416	49	169

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48
End of period	$16.04	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80
Accumulation units outstanding at the end of period	—	1,377	1,449	—	—	—	—	1,474	625	769

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13
End of period	$19.44	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09
Accumulation units outstanding at the end of period	—	343	361	—	—	—	—	2,007	54	181

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51
End of period	$10.13	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	18,592	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25
End of period	$17.18	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,893	607	695

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	$10.23	N/A	N/A	N/A
End of period	$12.20	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24
End of period	$17.18	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	9,167	1,462	1,563

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32
End of period	$15.61	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,333	—	94

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08	$5.61	N/A	N/A	N/A
End of period	$14.18	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84
End of period	$22.81	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	307	307	307

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	$6.63	N/A	N/A	N/A
End of period	$17.62	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41	$12.75
End of period	$17.77	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	23,531	21,393	30,938

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02	$10.45
End of period	$12.17	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36	$12.86
End of period	$17.77	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	26,040	2,241	9,605

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63	$10.77
End of period	$13.57	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,915	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65	$12.44
End of period	$16.62	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	11,489	16,694	14,141

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78
End of period	$46.72	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,210	1,738	504

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59
End of period	$71.08	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,663	652	434

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	$10.16	N/A
End of period	$9.53	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22
End of period	$21.64	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,423	—	79

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96
End of period	$33.44	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,788	—	46

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	N/A	N/A	N/A
End of period	$10.23	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09
End of period	$27.06	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	8,945	4,591	1,151

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.94	$15.95	$14.33	$13.19	$13.84	$12.52	N/A	N/A	N/A	N/A
End of period	$15.24	$15.94	$15.95	$14.33	$13.19	$13.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	11,916	11,916	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27
End of period	$31.67	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46
Accumulation units outstanding at the end of period	29	32	32	36	38	47	—	145	68	127

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51	$10.87
End of period	$15.15	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	227	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51	$6.49	N/A	N/A	N/A
End of period	$6.52	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63
End of period	$36.32	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	452

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54
End of period	$11.87	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42
Accumulation units outstanding at the end of period	—	—	—	130	—	—	929	111	2,480	2,493

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.80	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61	$21.31
End of period	$29.91	$29.80	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77	$11.45
End of period	$11.24	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	716	478	6,485

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19
End of period	$21.85	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79
Accumulation units outstanding at the end of period	—	—	—	210	—	—	393	194	617	1,218

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	$10.82	N/A
End of period	$11.86	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	N/A
Accumulation units outstanding at the end of period	282	277	285	290	298	—	291	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09	$17.10	$18.44	$17.63	$17.22
End of period	$21.52	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09	$17.10	$18.44	$17.63
Accumulation units outstanding at the end of period	280	281	276	228	—	—	—	1,856	2,199	3,726

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70	$11.22
End of period	$16.95	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	251	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.54	$11.25	$8.58	$7.34	$8.39	$7.90	$6.47	N/A	N/A	N/A
End of period	$12.05	$12.54	$11.25	$8.58	$7.34	$8.39	$7.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37	$11.53
End of period	$14.99	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37
Accumulation units outstanding at the end of period	400	397	429	380	—	—	—	478	242	449

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38	$9.99	$17.29	$16.11	$13.44
End of period	$16.53	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38	$9.99	$17.29	$16.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,215	1,279	3,262

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.79	$15.86	$11.62	$10.56	$11.58	$10.08	$8.30	$13.62	$12.03	$11.41
End of period	$17.24	$16.79	$15.86	$11.62	$10.56	$11.58	$10.08	$8.30	$13.62	$12.03
Accumulation units outstanding at the end of period	99	114	130	269	155	174	—	313	337	362

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.05	$22.52	$17.59	$16.70	$18.11	$15.05	$11.02	$18.46	$19.39	$17.31
End of period	$21.38	$24.05	$22.52	$17.59	$16.70	$18.11	$15.05	$11.02	$18.46	$19.39
Accumulation units outstanding at the end of period	259	270	294	370	—	—	—	787	821	3,502

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64	$8.83	$14.99	$13.77	$12.30
End of period	$22.08	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64	$8.83	$14.99	$13.77
Accumulation units outstanding at the end of period	—	—	—	93	—	—	—	98	93	590

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.07	$13.93	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$13.07	$13.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	260	260	261	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.02	$20.09
End of period	$34.46	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01	$15.79	$15.16	$14.57	$14.44
End of period	$17.46	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01	$15.79	$15.16	$14.57
Accumulation units outstanding at the end of period	345	346	337	272	—	—	—	274	213	945

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	$10.83	N/A
End of period	$9.33	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	N/A
Accumulation units outstanding at the end of period	154	133	125	110	123	—	106	247	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94	$10.79
End of period	$12.57	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94
Accumulation units outstanding at the end of period	3,284	1,127	1,127	1,127	1,127	—	1,125	1,199	3,282	14,131

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72	$4.30
End of period	$6.92	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03	$9.94
End of period	$20.29	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48
End of period	$12.91	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74
Accumulation units outstanding at the end of period	10,712	3,842	3,994	2,967	3,031	2,281	3,635	8,053	22,530	33,704

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97	$12.04
End of period	$10.26	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66	$9.10	$18.08	$16.65	$12.15
End of period	$15.19	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66	$9.10	$18.08	$16.65
Accumulation units outstanding at the end of period	2,887	3,209	3,271	2,269	1,833	1,360	2,248	6,719	8,755	18,457

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53	$8.90	$11.86	$11.28	$10.85
End of period	$23.61	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53	$8.90	$11.86	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04	$14.69
End of period	$14.97	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04
Accumulation units outstanding at the end of period	711	1,729	1,472	1,490	1,130	109	1,020	1,806	3,782	7,204

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
End of period	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,324	11,307	13,255	14,890

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36	$7.13	$12.48	$10.72	$10.46
End of period	$19.82	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36	$7.13	$12.48	$10.72
Accumulation units outstanding at the end of period	217	218	218	—	—	—	—	—	—	277

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30	$22.26
End of period	$23.99	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30
Accumulation units outstanding at the end of period	112	96	83	85	—	—	—	54	50	51

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.69	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	$10.15	N/A
End of period	$13.17	$14.69	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	N/A
Accumulation units outstanding at the end of period	2,843	3,191	3,334	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75	$9.44	$15.48	$14.73	$13.74
End of period	$22.73	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75	$9.44	$15.48	$14.73
Accumulation units outstanding at the end of period	—	1,043	1,043	1,043	1,043	—	1,041	1,137	3,210	14,173

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77	$10.46
End of period	$15.93	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77
Accumulation units outstanding at the end of period	4,458	1,362	1,381	1,393	1,415	197	1,240	1,566	10,069	23,364

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.23	$15.05	$11.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.14	$15.23	$15.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	243	243	244	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05	$13.10
End of period	$19.31	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05
Accumulation units outstanding at the end of period	2,309	3,628	3,727	1,715	1,127	108	1,029	1,943	3,932	23,530

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87	$5.49
End of period	$10.05	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49	$8.43	$14.57	$14.02	$12.26
End of period	$17.11	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49	$8.43	$14.57	$14.02
Accumulation units outstanding at the end of period	186	198	215	366	—	—	—	471	486	1,598

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71	$10.22	N/A	N/A	N/A
End of period	$12.14	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22
End of period	$17.08	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38
Accumulation units outstanding at the end of period	7,147	600	615	4,238	4,122	3,786	4,612	2,897	8,912	13,837

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26	$12.27
End of period	$15.47	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26
Accumulation units outstanding at the end of period	2,605	733	739	819	773	160	647	1,035	3,662	5,485

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96	$9.88	$19.14	$20.74	$18.77
End of period	$22.62	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96	$9.88	$19.14	$20.74
Accumulation units outstanding at the end of period	78	83	97	194	126	138	—	274	229	262

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.90	$16.90	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.55	$18.90	$16.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,326	662	662	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35	$12.70
End of period	$17.62	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35
Accumulation units outstanding at the end of period	503	510	522	544	—	—	—	399	317	295

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01	$10.44
End of period	$12.11	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,188	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30	$12.81
End of period	$17.61	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,772	10,692	12,350

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62	$10.76
End of period	$13.49	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62
Accumulation units outstanding at the end of period	3,948	4,542	5,135	5,759	6,427	—	—	8,760	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59	$12.39
End of period	$16.48	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59
Accumulation units outstanding at the end of period	5,136	69	75	76	82	90	—	1,602	14,234	24,604

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13	$16.49	$29.50	$27.41	$24.65
End of period	$46.24	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13	$16.49	$29.50	$27.41
Accumulation units outstanding at the end of period	410	460	502	703	420	75	680	792	1,200	1,214

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43
End of period	$70.39	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96
Accumulation units outstanding at the end of period	236	257	286	390	218	—	533	327	586	1,046

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	$10.16	N/A
End of period	$9.49	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90	$8.88	$15.25	$15.47	$13.18
End of period	$21.46	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90	$8.88	$15.25	$15.47
Accumulation units outstanding at the end of period	637	647	709	1,021	350	—	334	1,447	1,410	2,104

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28	$21.84
End of period	$33.09	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28
Accumulation units outstanding at the end of period	1,046	—	—	72	—	—	—	432	1,566	1,818

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57	$11.32
End of period	$10.13	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,362	8,533	60,634

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17	$17.06
End of period	$26.89	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17
Accumulation units outstanding at the end of period	495	529	578	632	107	118	—	1,355	1,580	1,264

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
End of period	$31.39	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86
End of period	$15.07	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49
End of period	$35.94	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	169

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
End of period	$11.79	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20
End of period	$29.60	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40
End of period	$11.13	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,066

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
End of period	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,195

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	$10.81	N/A
End of period	$11.81	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
End of period	$21.29	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	235

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22
End of period	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52
End of period	$14.91	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	609	846

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
End of period	$16.36	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	291	296

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.70	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
End of period	$17.13	$16.70	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	595	1,645

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24
End of period	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	245	1,015

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28
End of period	$21.94	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	332	1,323

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
End of period	$34.10	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	206	212

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
End of period	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,254

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
End of period	$9.29	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
End of period	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,681

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
End of period	$6.87	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91
End of period	$20.10	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45
End of period	$12.80	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,291	4,291	32,425

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
End of period	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11
End of period	$15.06	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,234	4,234	27,904

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
End of period	$23.42	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
End of period	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,634

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
End of period	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67
Accumulation units outstanding at the end of period	2,824	—	—	—	—	—	—	—	9,119	16,317

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
End of period	$19.71	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20
End of period	$23.80	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71
End of period	$22.57	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
End of period	$15.82	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	162

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	$6.00	$8.79	N/A	N/A
End of period	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	$6.00	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08
End of period	$19.18	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47
End of period	$9.97	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	750

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
End of period	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	338	2,939

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
End of period	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,803

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
End of period	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
End of period	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	352	354

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
End of period	$17.45	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,854

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43
End of period	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
End of period	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	341

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
End of period	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
End of period	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	7,188

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
End of period	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	457

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23
End of period	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	124	517

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	$10.15	N/A
End of period	$9.44	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
End of period	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	335

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
End of period	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	117

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
End of period	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
End of period	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.97	$10.70	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.97	$10.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,348	4,771	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.94	$17.32	$13.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.99	$16.94	$17.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,202	2,246	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.68	$10.37	$9.69	$9.84	$10.88	$9.48	N/A	N/A	N/A	N/A
End of period	$6.47	$8.68	$10.37	$9.69	$9.84	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03	$8.38	N/A	N/A	N/A
End of period	$11.70	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81	$16.87	N/A	N/A	N/A
End of period	$21.08	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.96	$12.88	$14.31	$12.20	$13.11	$11.56	N/A	N/A	N/A	N/A
End of period	$10.24	$11.96	$12.88	$14.31	$12.20	$13.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35	$8.00	N/A	N/A	N/A
End of period	$14.83	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	229	215	—	—	—	995	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18	$9.85	N/A	N/A	N/A
End of period	$16.19	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,869	1,907	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.65	$22.16	$17.34	$16.47	$17.88	$14.87	$10.90	N/A	N/A	N/A
End of period	$21.01	$23.65	$22.16	$17.34	$16.47	$17.88	$14.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56	$8.78	N/A	N/A	N/A
End of period	$21.79	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,574	1,606	—	—	—	—	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.00	$13.87	$11.49	$10.03	$11.10	$10.35	N/A	N/A	N/A	N/A
End of period	$11.54	$13.00	$13.87	$11.49	$10.03	$11.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39	$12.45	N/A	N/A	N/A
End of period	$33.75	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.64	$12.58	$13.02	$10.91	$13.58	$11.40	N/A	N/A	N/A	N/A
End of period	$9.24	$11.64	$12.58	$13.02	$10.91	$13.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84	$11.46	N/A	N/A	N/A
End of period	$12.40	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	684	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28	$5.54	N/A	N/A	N/A
End of period	$12.70	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54	$9.02	N/A	N/A	N/A
End of period	$14.94	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	221	219	—	—	—	—	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63	$10.79	N/A	N/A	N/A
End of period	$14.76	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	462	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21	$7.59	N/A	N/A	N/A
End of period	$15.39	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31	$7.10	N/A	N/A	N/A
End of period	$19.59	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	204	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.55	$14.16	$10.32	$9.47	$9.24	$8.12	N/A	N/A	N/A	N/A
End of period	$13.03	$14.55	$14.16	$10.32	$9.47	$9.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64	$9.38	N/A	N/A	N/A
End of period	$22.41	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,047	1,068	—	—	—	—	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99	$7.31	N/A	N/A	N/A
End of period	$15.71	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.11	$14.95	$11.18	$10.05	$11.15	$9.46	N/A	N/A	N/A	N/A
End of period	$14.02	$15.11	$14.95	$11.18	$10.05	$11.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32	$9.10	N/A	N/A	N/A
End of period	$19.04	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35	$8.34	N/A	N/A	N/A
End of period	$16.81	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.72	$12.60	$14.20	$13.41	$12.29	$11.68	$10.20	N/A	N/A	N/A
End of period	$12.04	$12.72	$12.60	$14.20	$13.41	$12.29	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	512	456	—	—	—	—	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46	$13.71	N/A	N/A	N/A
End of period	$16.73	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,071	2,401	605	921	1,251	4,179	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27	$8.59	N/A	N/A	N/A
End of period	$15.20	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	379	383	—	—	—	230	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.86	$14.10	$10.19	$8.01	$10.00	$8.10	N/A	N/A	N/A	N/A
End of period	$13.48	$13.86	$14.10	$10.19	$8.01	$10.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.76	$17.06	$13.89	$12.27	$13.20	$11.54	N/A	N/A	N/A	N/A
End of period	$17.31	$17.76	$17.06	$13.89	$12.27	$13.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,059	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.45	$12.36	$12.11	$11.40	$11.31	$10.65	N/A	N/A	N/A	N/A
End of period	$11.97	$12.45	$12.36	$12.11	$11.40	$11.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88	$9.50	N/A	N/A	N/A
End of period	$17.30	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,065	2,107	—	—	—	—	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79	$16.26	N/A	N/A	N/A
End of period	$45.29	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	262	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81	$23.57	N/A	N/A	N/A
End of period	$68.91	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	428	603	—	—	—	—	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03	$9.54	N/A	N/A	N/A
End of period	$9.40	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79	$8.80	N/A	N/A	N/A
End of period	$21.14	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81	$19.51	N/A	N/A	N/A
End of period	$32.42	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42	$11.68	N/A	N/A	N/A
End of period	$9.92	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68	$13.78	N/A	N/A	N/A
End of period	$26.53	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,292	2,339	—	—	—	—	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95
End of period	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85
End of period	$14.83	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11
End of period	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43
End of period	$11.51	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	983	962	957

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.65	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86
End of period	$28.70	$28.65	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27
End of period	$10.84	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90
End of period	$21.02	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	419	415	423

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	$10.80	N/A
End of period	$11.64	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86
End of period	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	420	401

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21
End of period	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51
End of period	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15
End of period	$15.85	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32
End of period	$16.77	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.25	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04
End of period	$20.63	$23.25	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21
End of period	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	267	270

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67
End of period	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	151	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07
End of period	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	511	2,467

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	$10.81	N/A
End of period	$9.16	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71
End of period	$12.23	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25
End of period	$6.70	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86	$9.81
End of period	$19.63	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37
End of period	$12.49	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,747	3,747	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88
End of period	$9.93	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99
End of period	$14.69	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,634	3,634	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71
End of period	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58
End of period	$14.56	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75
End of period	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44
End of period	$19.38	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98
End of period	$23.22	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63
End of period	$22.10	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38
End of period	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00
End of period	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
End of period	$9.72	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11
End of period	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	523	550

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98
End of period	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	553	520

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08
End of period	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34
End of period	$21.67	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51
End of period	$17.00	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42
End of period	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61
End of period	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74
End of period	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20
End of period	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13
End of period	$44.37	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	360	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11	$33.68
End of period	$67.50	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	323	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04
End of period	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	471	515

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39
End of period	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	306	314

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08
End of period	$9.72	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95
End of period	$26.18	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19	$13.77	$22.87	$20.92	$17.86
End of period	$30.20	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19	$13.77	$22.87	$20.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	180

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85
End of period	$14.75	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69	$7.44	$11.40	$12.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24	$10.40
End of period	$11.42	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	633

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.37	$28.42	$23.65	$20.72	$22.25	$20.41	$15.14	$26.98	$22.94	N/A
End of period	$28.41	$28.37	$28.42	$23.65	$20.72	$22.25	$20.41	$15.14	$26.98	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	$10.72	$10.80	N/A
End of period	$11.58	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	$10.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40	$16.53	$17.87	$17.12	$16.77
End of period	$20.43	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40	$16.53	$17.87	$17.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	397

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22	$7.90	$12.68	$12.65	$11.20
End of period	$16.50	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22	$7.90	$12.68	$12.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28	$7.96	$12.69	$15.31	$11.51
End of period	$14.60	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28	$7.96	$12.69	$15.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65	$13.09
End of period	$15.70	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	230

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.06	$21.64	$16.95	$16.13	$17.53	$14.61	$10.72	$18.01	$18.97	$16.97
End of period	$20.45	$23.06	$21.64	$16.95	$16.13	$17.53	$14.61	$10.72	$18.01	$18.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	195

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01	$12.20	$22.51	$21.38	$19.56
End of period	$32.72	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01	$12.20	$22.51	$21.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09	$13.99
End of period	$16.51	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	480

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34	$6.77	$13.89	$10.81	N/A
End of period	$9.11	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34	$6.77	$13.89	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12	$3.36	$5.71	$5.62	N/A
End of period	$6.64	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12	$3.36	$5.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46	$6.51	$9.72	$10.82	$9.78
End of period	$19.47	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46	$6.51	$9.72	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61	$11.74
End of period	$15.13	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	$12.38	$10.66	$10.43
End of period	$19.27	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	$12.38	$10.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78	$12.08
End of period	$16.44	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	273

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05	$12.93
End of period	$16.29	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	515

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97	$12.04
End of period	$14.79	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	270

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.51	$20.11	$18.25
End of period	$21.44	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.51	$20.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41
End of period	$11.77	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57	$9.55	$11.35	$10.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
End of period	$13.12	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30	$15.93	$28.58	$26.62	$24.00
End of period	$43.91	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30	$15.93	$28.58	$26.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	280

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98	$9.51	$10.37	$10.14	N/A
End of period	$9.26	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98	$9.51	$10.37	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22	$13.00
End of period	$20.65	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	487

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58	$21.27
End of period	$31.43	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	302

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07	$13.68	$22.74	$20.82	$17.78
End of period	$29.91	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07	$13.68	$22.74	$20.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85
End of period	$14.67	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67	$7.42	$11.39	$12.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.55	$10.22	$9.58	$9.75	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$6.35	$8.55	$10.22	$9.58	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,269	1,025	945	869	772	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71	$14.99	$26.02	$24.32	$23.85
End of period	$34.14	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71	$14.99	$26.02	$24.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.21	$10.38
End of period	$11.34	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.09	$28.15	$23.43	$20.54	$22.07	$20.25	$15.03	$26.81	$22.80	$20.64
End of period	$28.11	$28.09	$28.15	$23.43	$20.54	$22.07	$20.25	$15.03	$26.81	$22.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78	$8.50	$15.70	$14.39	$11.18
End of period	$10.65	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78	$8.50	$15.70	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12	$10.06	$16.92	$17.26	$15.76
End of period	$20.64	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12	$10.06	$16.92	$17.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51	$7.34	$10.72	$10.79	N/A
End of period	$11.52	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51	$7.34	$10.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.75	$17.02	$16.68
End of period	$20.22	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.75	$17.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.81	$12.75	$14.19	$12.12	$13.05	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$11.81	$12.75	$14.19	$12.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	544	490	467	377	381	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20	$7.89	$12.66	$12.63	$11.20
End of period	$16.42	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20	$7.89	$12.66	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26	$7.94	$12.67	$15.29	$11.50
End of period	$14.52	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26	$7.94	$12.67	$15.29
Accumulation units outstanding at the end of period	861	903	978	901	1,000	981	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80	$9.59	$16.65	$15.56	$13.02
End of period	$15.54	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80	$9.59	$16.65	$15.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.15	$15.30	$11.24	$10.25	$11.27	$9.85	$8.13	$13.37	$11.85	$11.27
End of period	$16.54	$16.15	$15.30	$11.24	$10.25	$11.27	$9.85	$8.13	$13.37	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.87	$21.47	$16.83	$16.02	$17.42	$14.52	$10.67	$17.93	$18.88	$16.91
End of period	$20.27	$22.87	$21.47	$16.83	$16.02	$17.42	$14.52	$10.67	$17.93	$18.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37	$8.65	$14.73	$13.57	$12.16
End of period	$21.18	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37	$8.65	$14.73	$13.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.87	$13.75	$11.41	$9.98	$11.07	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$12.87	$13.75	$11.41	$9.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	587	556	545	566	564	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89	$12.12	$22.37	$21.26	$19.46
End of period	$32.39	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89	$12.12	$22.37	$21.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24	$15.08	$14.52	$14.00	$13.91
End of period	$16.33	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24	$15.08	$14.52	$14.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.44	$12.39	$12.85	$10.79	$13.45	N/A	N/A	N/A	N/A	N/A
End of period	$9.07	$11.44	$12.39	$12.85	$10.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	588	491	484	434	436	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65	$11.30	$11.18	$10.78	$10.67
End of period	$12.06	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65	$11.30	$11.18	$10.78
Accumulation units outstanding at the end of period	847	895	887	737	654	736	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08	$3.33	$5.67	$5.57	$4.20
End of period	$6.56	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08	$3.33	$5.67	$5.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.50	$8.31
End of period	$12.29	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,228	4,770	8,106

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12	$5.29	$11.00	$13.66	$11.80
End of period	$9.76	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12	$5.29	$11.00	$13.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30	$8.85	$17.63	$16.28	$11.92
End of period	$14.45	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30	$8.85	$17.63	$16.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,078	2,784	6,310

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19	$8.64	$11.54	$11.01	$10.63
End of period	$22.44	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19	$8.64	$11.54	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41	$10.64	$19.13	$17.78	$14.52
End of period	$14.36	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41	$10.64	$19.13	$17.78
Accumulation units outstanding at the end of period	543	552	525	556	569	525	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59	$11.74
End of period	$15.05	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21	$7.04	$12.36	$10.65	$10.43
End of period	$19.16	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21	$7.04	$12.36	$10.65
Accumulation units outstanding at the end of period	116	126	149	172	182	194	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05	$20.54	$33.91	$25.72	$21.84
End of period	$22.84	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05	$20.54	$33.91	$25.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.31	$13.96	$10.19	$9.37	$9.17	N/A	N/A	N/A	N/A	N/A
End of period	$12.80	$14.31	$13.96	$10.19	$9.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	941	598	634	717	721	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45	$9.25	$15.20	$14.51	$13.57
End of period	$21.80	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45	$9.25	$15.20	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85	$7.21	$11.86	$11.60	$10.34
End of period	$15.28	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85	$7.21	$11.86	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.88	$14.75	$11.05	$9.96	$11.07	N/A	N/A	N/A	N/A	N/A
End of period	$13.77	$14.88	$14.75	$11.05	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	317	331	329	393	412	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14	$8.97	$14.15	$14.83	$12.95
End of period	$18.52	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14	$8.97	$14.15	$14.83
Accumulation units outstanding at the end of period	117	125	127	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63	$3.53	$6.39	$5.73	$5.37
End of period	$9.55	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63	$3.53	$6.39	$5.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16	$8.21	$14.24	$13.74	$12.05
End of period	$16.32	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16	$8.21	$14.24	$13.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10	$13.42	$13.71	$12.99	$12.88
End of period	$16.15	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10	$13.42	$13.71	$12.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99	$8.40	$12.45	$12.92	$11.99
End of period	$14.66	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99	$8.40	$12.45	$12.92
Accumulation units outstanding at the end of period	225	221	219	203	205	225	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34	$9.47	$18.40	$20.00	$18.15
End of period	$21.22	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34	$9.47	$18.40	$20.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.69	$13.96	$10.11	$7.96	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$13.29	$13.69	$13.96	$10.11	$7.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,447	1,527	1,519	1,852	2,022	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.50	$16.59	$11.85	$10.46	$10.13	$9.13	$6.61	N/A	N/A	N/A
End of period	$17.13	$18.50	$16.59	$11.85	$10.46	$10.13	$9.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27	$8.82	$14.88	$13.98	$12.41
End of period	$16.70	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27	$8.82	$14.88	$13.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,090	1,093	1,095

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94	$10.40
End of period	$11.70	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61	$9.30	$14.76	$13.93	$12.51
End of period	$16.70	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61	$9.30	$14.76	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76	$9.30	$12.12	$11.54	$10.72
End of period	$13.05	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76	$9.30	$12.12	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.24	$12.10
End of period	$15.62	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14	$15.83	$28.41	$26.47	$23.88
End of period	$43.48	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14	$15.83	$28.41	$26.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83	$22.94	$39.65	$34.70	$33.33
End of period	$66.12	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83	$22.94	$39.65	$34.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57	$8.66	$14.92	$15.18	$12.97
End of period	$20.49	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57	$8.66	$14.92	$15.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16	$19.00	$24.58	$23.46	$21.17
End of period	$31.13	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16	$19.00	$24.58	$23.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09	$11.36	$11.41	$11.17	$10.96
End of period	$9.52	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09	$11.36	$11.41	$11.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44	$13.60	$20.94	$19.92	$16.90
End of period	$25.84	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44	$13.60	$20.94	$19.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95	$13.60	$22.62	$20.71	$17.70
End of period	$29.62	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95	$13.60	$22.62	$20.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64	$7.41	$11.37	$12.44	$10.84
End of period	$14.59	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64	$7.41	$11.37	$12.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56	$14.89	$25.85	$24.18	$23.72
End of period	$33.78	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56	$14.89	$25.85	$24.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79	$8.20	$11.74	$11.16	$10.34
End of period	$11.25	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79	$8.20	$11.74	$11.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.82	$27.89	$23.23	$20.38	$21.90	$20.11	$14.93	$26.64	$22.67	$20.53
End of period	$27.83	$27.82	$27.89	$23.23	$20.38	$21.90	$20.11	$14.93	$26.64	$22.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72	$8.45	$15.63	$14.32	$11.14
End of period	$10.56	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72	$8.45	$15.63	$14.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02	$9.99	$16.81	$17.16	$15.67
End of period	$20.42	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02	$9.99	$16.81	$17.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	$10.79	N/A
End of period	$11.47	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14	$16.31	$17.65	$16.93	$16.60
End of period	$20.02	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14	$16.31	$17.65	$16.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17	$7.87	$12.64	$12.62	$11.20
End of period	$16.33	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17	$7.87	$12.64	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24	$7.93	$12.65	$15.28	$11.50
End of period	$14.44	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24	$7.93	$12.65	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,705	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71	$9.52	$16.55	$15.47	$12.95
End of period	$15.38	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71	$9.52	$16.55	$15.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.05	$15.20	$11.18	$10.20	$11.22	$9.81	$8.10	$13.33	$11.82	$11.25
End of period	$16.42	$16.05	$15.20	$11.18	$10.20	$11.22	$9.81	$8.10	$13.33	$11.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.67	$21.30	$16.70	$15.91	$17.31	$14.43	$10.61	$17.84	$18.80	$16.84
End of period	$20.09	$22.67	$21.30	$16.70	$15.91	$17.31	$14.43	$10.61	$17.84	$18.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33	$8.62	$14.68	$13.53	$12.13
End of period	$21.03	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33	$8.62	$14.68	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76	$12.03	$22.23	$21.14	$19.36
End of period	$32.05	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76	$12.03	$22.23	$21.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14	$14.98	$14.44	$13.93	$13.84
End of period	$16.17	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14	$14.98	$14.44	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60	$11.26	$11.15	$10.75	$10.64
End of period	$11.97	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60	$11.26	$11.15	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08	$3.33	$5.67	$5.58	$4.20
End of period	$6.53	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08	$3.33	$5.67	$5.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37	$6.45	$9.64	$10.74	$9.72
End of period	$19.15	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37	$6.45	$9.64	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11	$5.41	$10.30	$10.46	$8.29
End of period	$12.19	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11	$5.41	$10.30	$10.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09	$5.27	$10.96	$13.61	$11.77
End of period	$9.68	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09	$5.27	$10.96	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24	$8.81	$17.55	$16.22	$11.88
End of period	$14.34	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24	$8.81	$17.55	$16.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15	$8.61	$11.51	$10.98	$10.61
End of period	$22.28	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15	$8.61	$11.51	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36	$10.60	$19.07	$17.73	$14.49
End of period	$14.26	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36	$10.60	$19.07	$17.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
End of period	$14.96	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09	$7.51	$13.42	$13.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,765	2,559

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42
End of period	$19.05	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19	$7.03	$12.34	$10.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91	$20.44	$33.76	$25.61	$21.76
End of period	$22.64	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91	$20.44	$33.76	$25.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55
End of period	$21.64	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40	$9.22	$15.16	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82	$7.18	$11.82	$11.57	$10.32
End of period	$15.17	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82	$7.18	$11.82	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10	$8.94	$14.11	$14.79	$12.92
End of period	$18.39	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10	$8.94	$14.11	$14.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61	$3.52	$6.38	$5.71	$5.36
End of period	$9.48	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61	$3.52	$6.38	$5.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11	$8.18	$14.19	$13.70	$12.02
End of period	$16.20	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11	$8.18	$14.19	$13.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01	$13.34	$13.64	$12.94	$12.83
End of period	$16.00	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01	$13.34	$13.64	$12.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92	$8.36	$12.39	$12.86	$11.94
End of period	$14.53	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92	$8.36	$12.39	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20	$8.77	$14.80	$13.92	$12.36
End of period	$16.55	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20	$8.77	$14.80	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.92	$10.40
End of period	$11.64	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54	$9.25	$14.68	$13.86	$12.47
End of period	$16.55	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54	$9.25	$14.68	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73	$9.28	$12.10	$11.53	$10.72
End of period	$12.97	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73	$9.28	$12.10	$11.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85	$9.85	$13.95	$13.18	$12.06
End of period	$15.48	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85	$9.85	$13.95	$13.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97	$15.72	$28.22	$26.31	$23.75
End of period	$43.02	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97	$15.72	$28.22	$26.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59	$22.78	$39.40	$34.50	$33.15
End of period	$65.44	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59	$22.78	$39.40	$34.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51	$8.62	$14.85	$15.12	$12.93
End of period	$20.32	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51	$8.62	$14.85	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99	$18.85	$24.41	$23.31	$21.05
End of period	$30.79	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99	$18.85	$24.41	$23.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01	$11.29	$11.33	$11.11	$10.91
End of period	$9.42	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01	$11.29	$11.33	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38	$13.56	$20.88	$19.87	$16.87
End of period	$25.67	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38	$13.56	$20.88	$19.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.60	$31.57	$24.85	$22.42	$23.56	$17.83	$13.52	$22.49	$20.61	$17.62
End of period	$29.34	$31.60	$31.57	$24.85	$22.42	$23.56	$17.83	$13.52	$22.49	$20.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.47	$16.88	$12.90	$11.26	$11.88	$9.62	$7.39	$11.36	$12.42	N/A
End of period	$14.53	$16.47	$16.88	$12.90	$11.26	$11.88	$9.62	$7.39	$11.36	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.32	$30.48	$22.52	$20.91	$21.31	$19.42	$14.79	$25.69	$24.04	$23.60
End of period	$33.44	$32.32	$30.48	$22.52	$20.91	$21.31	$19.42	$14.79	$25.69	$24.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17	$11.69	$11.12	$10.31
End of period	$11.16	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17	$11.69	$11.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	275

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.54	$27.63	$23.03	$20.21	$21.73	$19.96	$14.83	$26.47	$22.54	$20.42
End of period	$27.54	$27.54	$27.63	$23.03	$20.21	$21.73	$19.96	$14.83	$26.47	$22.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40	$15.55	$14.26	$11.10
End of period	$10.46	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40	$15.55	$14.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.21	$19.83	$15.07	$13.61	$14.09	$12.94	$9.93	$16.72	$17.07	$15.60
End of period	$20.22	$21.21	$19.83	$15.07	$13.61	$14.09	$12.94	$9.93	$16.72	$17.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	168

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.65	$12.59	$11.33	$10.37	$10.39	$9.48	$7.32	$10.70	$10.79	N/A
End of period	$11.41	$12.65	$12.59	$11.33	$10.37	$10.39	$9.48	$7.32	$10.70	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.26	$19.74	$20.49	$19.52	$18.87	$18.00	$16.19	$17.53	$16.83	$16.50
End of period	$19.81	$20.26	$19.74	$20.49	$19.52	$18.87	$18.00	$16.19	$17.53	$16.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	109

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.32	$16.62	$12.86	$11.19	$12.30	$10.15	$7.86	$12.63	$12.61	N/A
End of period	$16.24	$18.32	$16.62	$12.86	$11.19	$12.30	$10.15	$7.86	$12.63	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.90	$13.30	$13.29	$10.64	$11.65	$10.21	$7.91	$12.64	$15.27	$11.50
End of period	$14.37	$14.90	$13.30	$13.29	$10.64	$11.65	$10.21	$7.91	$12.64	$15.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46	$16.44	$15.38	$12.88
End of period	$15.22	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46	$16.44	$15.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.94	$15.11	$11.12	$10.15	$11.17	$9.77	$8.07	$13.29	$11.79	$11.23
End of period	$16.30	$15.94	$15.11	$11.12	$10.15	$11.17	$9.77	$8.07	$13.29	$11.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.48	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55	$17.75	$18.72	$16.78
End of period	$19.91	$22.48	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55	$17.75	$18.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.85	$20.77	$15.26	$13.32	$13.86	$11.28	$8.59	$14.64	$13.50	$12.11
End of period	$20.90	$21.85	$20.77	$15.26	$13.32	$13.86	$11.28	$8.59	$14.64	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.63	$29.21	$21.11	$18.65	$20.35	$16.64	$11.95	$22.09	$21.02	$19.26
End of period	$31.73	$31.63	$29.21	$21.11	$18.65	$20.35	$16.64	$11.95	$22.09	$21.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.36	$15.94	$16.96	$16.80	$15.71	$15.03	$14.88	$14.34	$13.85	$13.77
End of period	$16.00	$16.36	$15.94	$16.96	$16.80	$15.71	$15.03	$14.88	$14.34	$13.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	268

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22	$11.11	$10.72	$10.62
End of period	$11.89	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22	$11.11	$10.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.48	$6.30	$5.35	$4.56	$4.84	$4.06	$3.32	$5.64	$5.56	$4.19
End of period	$6.48	$6.48	$6.30	$5.35	$4.56	$4.84	$4.06	$3.32	$5.64	$5.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.42	$17.07	$12.42	$10.33	$9.96	$8.33	$6.42	$9.60	$10.70	$9.69
End of period	$19.00	$18.42	$17.07	$12.42	$10.33	$9.96	$8.33	$6.42	$9.60	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.49	$11.68	$9.19	$8.48	$7.38	$6.08	$5.39	$10.25	$10.42	$8.26
End of period	$12.09	$12.49	$11.68	$9.19	$8.48	$7.38	$6.08	$5.39	$10.25	$10.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.97	$9.06	$6.98	$5.68	$6.70	$6.06	$5.24	$10.91	$13.56	$11.73
End of period	$9.60	$9.97	$9.06	$6.98	$5.68	$6.70	$6.06	$5.24	$10.91	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	999

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.91	$14.74	$13.36	$11.16	$12.49	$11.19	$8.76	$17.48	$16.16	$11.84
End of period	$14.22	$15.91	$14.74	$13.36	$11.16	$12.49	$11.19	$8.76	$17.48	$16.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,680

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.30	$17.48	$12.74	$11.03	$10.22	$10.10	$8.57	$11.46	$10.94	$10.57
End of period	$22.10	$21.30	$17.48	$12.74	$11.03	$10.22	$10.10	$8.57	$11.46	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,538

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.70	$16.07	$13.59	$11.83	$13.84	$13.31	$10.57	$19.01	$17.69	$14.46
End of period	$14.16	$14.70	$16.07	$13.59	$11.83	$13.84	$13.31	$10.57	$19.01	$17.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	724

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.75	$14.53	$11.33	$9.86	$10.34	$9.06	$7.50	$13.40	$13.56	$11.72
End of period	$14.88	$15.75	$14.53	$11.33	$9.86	$10.34	$9.06	$7.50	$13.40	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.18	$16.63	$12.10	$10.39	$10.46	$9.16	$7.01	$12.32	$10.62	$10.41
End of period	$18.94	$19.18	$16.63	$12.10	$10.39	$10.46	$9.16	$7.01	$12.32	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.06	$34.43	$28.21	$27.76	$27.60	$23.80	$20.35	$33.63	$25.53	$21.70
End of period	$22.47	$30.06	$34.43	$28.21	$27.76	$27.60	$23.80	$20.35	$33.63	$25.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	677

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18	$15.11	$14.44	$13.52
End of period	$21.49	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18	$15.11	$14.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16	$11.79	$11.54	$10.30
End of period	$15.07	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16	$11.79	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91	$14.06	$14.76	$12.90
End of period	$18.26	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91	$14.06	$14.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.25	$7.87	$6.41	$5.92	$6.09	$5.58	$3.50	$6.35	$5.69	$5.35
End of period	$9.41	$9.25	$7.87	$6.41	$5.92	$6.09	$5.58	$3.50	$6.35	$5.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.91	$16.03	$13.04	$11.11	$12.43	$11.06	$8.15	$14.15	$13.66	$12.00
End of period	$16.08	$15.91	$16.03	$13.04	$11.11	$12.43	$11.06	$8.15	$14.15	$13.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27	$13.57	$12.88	$12.78
End of period	$15.86	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27	$13.57	$12.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	388

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.89	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31	$12.33	$12.80	$11.90
End of period	$14.41	$15.89	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31	$12.33	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	195

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.38	$21.34	$15.63	$13.88	$15.04	$13.15	$9.34	$18.17	$19.77	$17.96
End of period	$20.79	$23.38	$21.34	$15.63	$13.88	$15.04	$13.15	$9.34	$18.17	$19.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73	$14.73	$13.86	$12.31
End of period	$16.41	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73	$14.73	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49	$11.29	$10.91	$10.39
End of period	$11.57	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49	$11.29	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20	$14.61	$13.81	$12.42
End of period	$16.40	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20	$14.61	$13.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,478

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26	$12.08	$11.51	$10.71
End of period	$12.90	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26	$12.08	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.88	$15.60	$13.83	$12.49	$12.99	$11.78	$9.80	$13.88	$13.12	$12.01
End of period	$15.35	$15.88	$15.60	$13.83	$12.49	$12.99	$11.78	$9.80	$13.88	$13.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61	$28.04	$26.16	$23.62
End of period	$42.57	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61	$28.04	$26.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,090

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.47	$56.85	$42.77	$38.67	$40.29	$32.36	$22.63	$39.15	$34.30	$32.98
End of period	$64.77	$62.47	$56.85	$42.77	$38.67	$40.29	$32.36	$22.63	$39.15	$34.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	556

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.34	$9.55	$9.80	$9.82	$9.95	$9.92	$9.47	$10.34	$10.13	N/A
End of period	$9.13	$9.34	$9.55	$9.80	$9.82	$9.95	$9.92	$9.47	$10.34	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58	$14.80	$15.07	$12.89
End of period	$20.17	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58	$14.80	$15.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	225

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.59	$29.52	$25.40	$23.70	$23.56	$21.83	$18.73	$24.26	$23.18	$20.94
End of period	$30.47	$31.59	$29.52	$25.40	$23.70	$23.56	$21.83	$18.73	$24.26	$23.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,850

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.58	$9.83	$10.10	$10.37	$10.65	$10.93	$11.21	$11.26	$11.04	$10.85
End of period	$9.33	$9.58	$9.83	$10.10	$10.37	$10.65	$10.93	$11.21	$11.26	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	852

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.03	$24.93	$19.53	$17.24	$18.07	$16.32	$13.52	$20.83	$19.83	$16.84
End of period	$25.50	$27.03	$24.93	$19.53	$17.24	$18.07	$16.32	$13.52	$20.83	$19.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	933

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71	$13.43	$22.36	$20.50	$17.54
End of period	$29.05	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71	$13.43	$22.36	$20.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
End of period	$14.44	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69	$8.13	$11.65	$11.09	$10.28
End of period	$11.07	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69	$8.13	$11.65	$11.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59	$8.36	$15.47	$14.20	$11.05
End of period	$10.37	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59	$8.36	$15.47	$14.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85	$9.86	$16.62	$16.98	$15.53
End of period	$20.03	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85	$9.86	$16.62	$16.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87	$16.08	$17.42	$16.73	$16.42
End of period	$19.61	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87	$16.08	$17.42	$16.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13	$7.84	$12.61	$12.60	$11.19
End of period	$16.15	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13	$7.84	$12.61	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49
End of period	$14.29	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.84	$15.02	$11.06	$10.10	$11.12	$9.73	$8.04	$13.25	$11.76	$11.20
End of period	$16.19	$15.84	$15.02	$11.06	$10.10	$11.12	$9.73	$8.04	$13.25	$11.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.29	$20.96	$16.45	$15.69	$17.09	$14.26	$10.49	$17.66	$18.63	$16.71
End of period	$19.73	$22.29	$20.96	$16.45	$15.69	$17.09	$14.26	$10.49	$17.66	$18.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23	$8.56	$14.59	$13.46	$12.08
End of period	$20.73	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23	$8.56	$14.59	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52	$11.87	$21.95	$20.89	$19.15
End of period	$31.39	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52	$11.87	$21.95	$20.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92	$14.78	$14.25	$13.77	$13.70
End of period	$15.84	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92	$14.78	$14.25	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51	$11.18	$11.08	$10.70	$10.60
End of period	$11.81	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51	$11.18	$11.08	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03	$3.30	$5.62	$5.53	N/A
End of period	$6.43	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03	$3.30	$5.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05	$5.36	$10.21	$10.38	$8.23
End of period	$11.99	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05	$5.36	$10.21	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02	$5.22	$10.86	$13.50	$11.69
End of period	$9.52	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02	$5.22	$10.86	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12	$8.72	$17.40	$16.09	$11.80
End of period	$14.10	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12	$8.72	$17.40	$16.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04	$8.53	$11.41	$10.90	$10.54
End of period	$21.91	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04	$8.53	$11.41	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25	$10.53	$18.95	$17.64	$14.43
End of period	$14.06	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25	$10.53	$18.95	$17.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04	$7.48	$13.38	$13.55	$11.71
End of period	$14.80	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14	$7.00	$12.30	$10.61	$10.41
End of period	$18.84	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14	$7.00	$12.30	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66	$20.25	$33.47	$25.42	$21.62
End of period	$22.27	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66	$20.25	$33.47	$25.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30	$9.15	$15.06	$14.41	$13.49
End of period	$21.34	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30	$9.15	$15.06	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75	$7.13	$11.75	$11.51	$10.28
End of period	$14.96	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75	$7.13	$11.75	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01	$8.88	$14.02	$14.72	$12.87
End of period	$18.13	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01	$8.88	$14.02	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01	$8.12	$14.10	$13.63	$11.97
End of period	$15.95	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01	$8.12	$14.10	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73
End of period	$15.72	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77	$8.26	$12.26	$12.74	$11.84
End of period	$14.27	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77	$8.26	$12.26	$12.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07	$8.68	$14.66	$13.80	$12.26
End of period	$16.26	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07	$8.68	$14.66	$13.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.51	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40	$9.15	$14.54	$13.74	$12.37
End of period	$16.26	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40	$9.15	$14.54	$13.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67	$9.24	$12.06	$11.50	$10.70
End of period	$12.83	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67	$9.24	$12.06	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71	$9.75	$13.81	$13.06	$11.96
End of period	$15.21	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71	$9.75	$13.81	$13.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65	$15.50	$27.87	$26.01	$23.50
End of period	$42.14	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65	$15.50	$27.87	$26.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12	$22.47	$38.90	$34.10	$32.80
End of period	$64.10	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12	$22.47	$38.90	$34.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40	$8.54	$14.74	$15.02	$12.85
End of period	$20.01	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40	$8.54	$14.74	$15.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67	$18.60	$24.10	$23.04	$20.82
End of period	$30.16	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67	$18.60	$24.10	$23.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85	$11.13	$11.19	$10.98	$10.79
End of period	$9.23	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85	$11.13	$11.19	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26	$13.48	$20.77	$19.79	$16.81
End of period	$25.33	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26	$13.48	$20.77	$19.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.03	$31.03	$24.44	$22.07	$23.23	$17.60	$13.35	$22.24	$20.39	$17.46
End of period	$28.78	$31.03	$31.03	$24.44	$22.07	$23.23	$17.60	$13.35	$22.24	$20.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.30	$16.73	$12.80	$11.18	$11.82	$9.58	$7.37	$11.33	$12.40	$10.83
End of period	$14.36	$16.30	$16.73	$12.80	$11.18	$11.82	$9.58	$7.37	$11.33	$12.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.69	$29.92	$22.13	$20.56	$20.98	$19.14	$14.59	$25.37	$23.76	$23.35
End of period	$32.76	$31.69	$29.92	$22.13	$20.56	$20.98	$19.14	$14.59	$25.37	$23.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.46	$11.71	$10.42	$9.48	$10.23	$9.64	$8.09	$11.60	$11.04	$10.25
End of period	$10.98	$11.46	$11.71	$10.42	$9.48	$10.23	$9.64	$8.09	$11.60	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.00	$27.12	$22.62	$19.87	$21.39	$19.67	$14.63	$26.14	$22.27	$20.21
End of period	$26.97	$27.00	$27.12	$22.62	$19.87	$21.39	$19.67	$14.63	$26.14	$22.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.95	$12.58	$10.65	$9.34	$11.02	$10.53	$8.31	$15.40	$14.14	$11.01
End of period	$10.28	$10.95	$12.58	$10.65	$9.34	$11.02	$10.53	$8.31	$15.40	$14.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.82	$19.49	$14.82	$13.40	$13.89	$12.76	$9.80	$16.53	$16.89	$15.46
End of period	$19.83	$20.82	$19.49	$14.82	$13.40	$13.89	$12.76	$9.80	$16.53	$16.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.55	$12.49	$11.26	$10.31	$10.34	$9.44	$7.30	$10.68	$10.78	N/A
End of period	$11.31	$12.55	$12.49	$11.26	$10.31	$10.34	$9.44	$7.30	$10.68	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.87	$19.38	$20.13	$19.20	$18.57	$17.74	$15.97	$17.31	$16.63	$16.33
End of period	$19.40	$19.87	$19.38	$20.13	$19.20	$18.57	$17.74	$15.97	$17.31	$16.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.15	$16.48	$12.76	$11.12	$12.23	$10.10	$7.83	$12.59	$12.59	$11.18
End of period	$16.09	$18.15	$16.48	$12.76	$11.12	$12.23	$10.10	$7.83	$12.59	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.75	$13.18	$13.19	$10.56	$11.58	$10.16	$7.88	$12.60	$15.24	$11.49
End of period	$14.22	$14.75	$13.18	$13.19	$10.56	$11.58	$10.16	$7.88	$12.60	$15.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.65	$16.05	$13.87	$12.31	$13.59	$12.44	$9.33	$16.24	$15.21	$12.75
End of period	$14.92	$15.65	$16.05	$13.87	$12.31	$13.59	$12.44	$9.33	$16.24	$15.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.73	$14.93	$10.99	$10.05	$11.07	$9.69	$8.01	$13.21	$11.73	$11.18
End of period	$16.07	$15.73	$14.93	$10.99	$10.05	$11.07	$9.69	$8.01	$13.21	$11.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.11	$20.80	$16.33	$15.58	$16.98	$14.18	$10.44	$17.58	$18.55	$16.64
End of period	$19.56	$22.11	$20.80	$16.33	$15.58	$16.98	$14.18	$10.44	$17.58	$18.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.55	$20.51	$15.09	$13.18	$13.74	$11.19	$8.53	$14.55	$13.43	$12.06
End of period	$20.59	$21.55	$20.51	$15.09	$13.18	$13.74	$11.19	$8.53	$14.55	$13.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.99	$28.65	$20.73	$18.34	$20.03	$16.39	$11.78	$21.80	$20.76	$19.04
End of period	$31.06	$30.99	$28.65	$20.73	$18.34	$20.03	$16.39	$11.78	$21.80	$20.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.04	$15.65	$16.67	$16.53	$15.47	$14.81	$14.68	$14.17	$13.69	$13.63
End of period	$15.68	$16.04	$15.65	$16.67	$16.53	$15.47	$14.81	$14.68	$14.17	$13.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.07	$11.75	$12.41	$12.32	$11.81	$11.47	$11.15	$11.05	$10.67	$10.59
End of period	$11.73	$12.07	$11.75	$12.41	$12.32	$11.81	$11.47	$11.15	$11.05	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.38	$6.21	$5.28	$4.51	$4.78	$4.01	$3.28	$5.59	$5.51	N/A
End of period	$6.37	$6.38	$6.21	$5.28	$4.51	$4.78	$4.01	$3.28	$5.59	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.30	$11.51	$9.07	$8.38	$7.30	$6.02	$5.34	$10.17	$10.35	$8.21
End of period	$11.89	$12.30	$11.51	$9.07	$8.38	$7.30	$6.02	$5.34	$10.17	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	515

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.82	$8.93	$6.88	$5.61	$6.62	$5.99	$5.19	$10.82	$13.46	$11.66
End of period	$9.45	$9.82	$8.93	$6.88	$5.61	$6.62	$5.99	$5.19	$10.82	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.67	$14.53	$13.18	$11.02	$12.35	$11.07	$8.68	$17.33	$16.03	$11.76
End of period	$13.98	$15.67	$14.53	$13.18	$11.02	$12.35	$11.07	$8.68	$17.33	$16.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	470

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.97	$17.22	$12.57	$10.90	$10.10	$9.99	$8.49	$11.37	$10.86	$10.51
End of period	$21.74	$20.97	$17.22	$12.57	$10.90	$10.10	$9.99	$8.49	$11.37	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.51	$15.88	$13.44	$11.71	$13.71	$13.20	$10.49	$18.90	$17.60	$14.40
End of period	$13.96	$14.51	$15.88	$13.44	$11.71	$13.71	$13.20	$10.49	$18.90	$17.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.59	$14.40	$11.24	$9.79	$10.27	$9.02	$7.47	$13.35	$13.53	$11.71
End of period	$14.71	$15.59	$14.40	$11.24	$9.79	$10.27	$9.02	$7.47	$13.35	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.98	$16.47	$12.00	$10.31	$10.39	$9.11	$6.99	$12.28	$10.60	$10.40
End of period	$18.73	$18.98	$16.47	$12.00	$10.31	$10.39	$9.11	$6.99	$12.28	$10.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.60	$33.94	$27.83	$27.42	$27.29	$23.55	$20.16	$33.34	$25.34	$21.56
End of period	$22.10	$29.60	$33.94	$27.83	$27.42	$27.29	$23.55	$20.16	$33.34	$25.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.07	$13.75	$10.06	$9.27	$9.08	$8.01	$6.93	$10.58	$10.11	N/A
End of period	$12.55	$14.07	$13.75	$10.06	$9.27	$9.08	$8.01	$6.93	$10.58	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.39	$21.07	$16.28	$14.28	$14.99	$12.25	$9.12	$15.02	$14.37	$13.47
End of period	$21.20	$22.39	$21.07	$16.28	$14.28	$14.99	$12.25	$9.12	$15.02	$14.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.14	$13.76	$10.75	$9.58	$9.70	$8.71	$7.11	$11.72	$11.48	$10.26
End of period	$14.86	$15.14	$13.76	$10.75	$9.58	$9.70	$8.71	$7.11	$11.72	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.39	$19.04	$14.14	$12.54	$13.47	$10.96	$8.85	$13.98	$14.68	$12.84
End of period	$18.00	$19.39	$19.04	$14.14	$12.54	$13.47	$10.96	$8.85	$13.98	$14.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.11	$7.76	$6.32	$5.84	$6.03	$5.53	$3.47	$6.30	$5.65	$5.31
End of period	$9.25	$9.11	$7.76	$6.32	$5.84	$6.03	$5.53	$3.47	$6.30	$5.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.69	$15.82	$12.88	$10.99	$12.30	$10.96	$8.08	$14.05	$13.58	$11.93
End of period	$15.84	$15.69	$15.82	$12.88	$10.99	$12.30	$10.96	$8.08	$14.05	$13.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.94	$15.76	$16.54	$15.73	$15.42	$14.74	$13.12	$13.43	$12.76	$12.67
End of period	$15.57	$15.94	$15.76	$16.54	$15.73	$15.42	$14.74	$13.12	$13.43	$12.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.62	$16.03	$15.23	$13.41	$13.17	$11.71	$8.22	$12.21	$12.69	$11.80
End of period	$14.15	$15.62	$16.03	$15.23	$13.41	$13.17	$11.71	$8.22	$12.21	$12.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.93	$20.95	$15.35	$13.65	$14.80	$12.96	$9.21	$17.93	$19.54	$17.77
End of period	$20.37	$22.93	$20.95	$15.35	$13.65	$14.80	$12.96	$9.21	$17.93	$19.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.60	$16.01	$13.09	$11.61	$12.54	$11.01	$8.63	$14.58	$13.73	$12.21
End of period	$16.12	$16.60	$16.01	$13.09	$11.61	$12.54	$11.01	$8.63	$14.58	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.95	$11.91	$11.71	$11.07	$11.03	$10.43	$9.45	$11.26	$10.89	$10.38
End of period	$11.44	$11.95	$11.91	$11.71	$11.07	$11.03	$10.43	$9.45	$11.26	$10.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.60	$16.15	$13.54	$12.07	$12.81	$11.34	$9.10	$14.47	$13.69	$12.32
End of period	$16.11	$16.60	$16.15	$13.54	$12.07	$12.81	$11.34	$9.10	$14.47	$13.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.26	$13.11	$12.20	$11.31	$11.53	$10.65	$9.22	$12.04	$11.49	$10.70
End of period	$12.76	$13.26	$13.11	$12.20	$11.31	$11.53	$10.65	$9.22	$12.04	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.62	$15.36	$13.63	$12.32	$12.82	$11.65	$9.70	$13.75	$13.01	$11.92
End of period	$15.08	$15.62	$15.36	$13.63	$12.32	$12.82	$11.65	$9.70	$13.75	$13.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.69	$36.58	$27.12	$23.46	$24.40	$21.48	$15.38	$27.67	$25.83	$23.35
End of period	$41.67	$38.69	$36.58	$27.12	$23.46	$24.40	$21.48	$15.38	$27.67	$25.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.25	$55.80	$42.02	$38.03	$39.67	$31.89	$22.32	$38.66	$33.90	$32.63
End of period	$63.45	$61.25	$55.80	$42.02	$38.03	$39.67	$31.89	$22.32	$38.66	$33.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.79	$18.87	$14.15	$12.19	$12.79	$11.34	$8.51	$14.69	$14.97	$12.82
End of period	$19.86	$20.79	$18.87	$14.15	$12.19	$12.79	$11.34	$8.51	$14.69	$14.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.97	$28.98	$24.96	$23.30	$23.19	$21.51	$18.47	$23.95	$22.91	$20.71
End of period	$29.85	$30.97	$28.98	$24.96	$23.30	$23.19	$21.51	$18.47	$23.95	$22.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.39	$9.65	$9.92	$10.20	$10.48	$10.77	$11.06	$11.12	$10.92	$10.73
End of period	$9.14	$9.39	$9.65	$9.92	$10.20	$10.48	$10.77	$11.06	$11.12	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.69	$24.64	$19.33	$17.08	$17.92	$16.20	$13.43	$20.72	$19.75	$16.79
End of period	$25.16	$26.69	$24.64	$19.33	$17.08	$17.92	$16.20	$13.43	$20.72	$19.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
End of period	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55	$7.35	$11.31	$12.39	$10.83
End of period	$14.29	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55	$7.35	$11.31	$12.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
End of period	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,990

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
End of period	$10.17	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47	$8.27	$15.32	$14.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
End of period	$19.62	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,484

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61	$15.86	$17.20	$16.54	$16.24
End of period	$19.20	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61	$15.86	$17.20	$16.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,709

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08	$7.81	$12.58	$12.58	$11.18
End of period	$15.99	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08	$7.81	$12.58	$12.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48
End of period	$14.14	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
End of period	$14.74	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.64	$14.84	$10.94	$10.00	$11.02	$9.65	$7.98	$13.17	$11.70	$11.16
End of period	$15.97	$15.64	$14.84	$10.94	$10.00	$11.02	$9.65	$7.98	$13.17	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	867

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
End of period	$19.38	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	361

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14	$8.50	$14.50	$13.39	$12.03
End of period	$20.44	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14	$8.50	$14.50	$13.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	234

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28	$11.71	$21.68	$20.65	$18.95
End of period	$30.76	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28	$11.71	$21.68	$20.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55
End of period	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,181

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42	$11.11	$11.01	$10.64	$10.56
End of period	$11.64	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42	$11.11	$11.01	$10.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,460

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
End of period	$6.32	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99	$5.31	$10.12	$10.31	$8.18
End of period	$11.79	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99	$5.31	$10.12	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
End of period	$9.36	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96	$5.17	$10.77	$13.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01	$8.64	$17.26	$15.98	$11.72
End of period	$13.87	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01	$8.64	$17.26	$15.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
End of period	$21.56	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15	$10.46	$18.84	$17.56	$14.38
End of period	$13.87	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15	$10.46	$18.84	$17.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,976

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,961

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
End of period	$18.63	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09	$6.97	$12.26	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42	$20.06	$33.20	$25.24	$21.49
End of period	$21.92	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42	$20.06	$33.20	$25.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,993

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
End of period	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,093

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82
End of period	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,953

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63	$5.29
End of period	$9.18	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.05	$14.01	$13.55	$11.91
End of period	$15.75	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.05	$14.01	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
End of period	$15.44	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,504

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63	$11.76
End of period	$14.03	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,210

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
End of period	$20.16	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86	$9.15	$17.82	$19.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	519

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.38	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
End of period	$15.97	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
End of period	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
End of period	$41.28	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,249

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66	$22.17	$38.41	$33.71	$32.46
End of period	$62.80	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66	$22.17	$38.41	$33.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
End of period	$19.70	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,446

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
End of period	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,717

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70	$10.98	$11.05	$10.85	$10.68
End of period	$9.04	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70	$10.98	$11.05	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,060

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76
End of period	$25.00	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.47	$30.49	$24.05	$21.74	$22.89	$17.37	$13.19	$21.99	$20.18	$17.29
End of period	$28.23	$30.47	$30.49	$24.05	$21.74	$22.89	$17.37	$13.19	$21.99	$20.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.23	$16.68	$12.77	$11.17	$11.82	$9.59	$7.38	$11.35	$12.42	$10.83
End of period	$14.29	$16.23	$16.68	$12.77	$11.17	$11.82	$9.59	$7.38	$11.35	$12.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.08	$29.37	$21.74	$20.22	$20.65	$18.86	$14.39	$25.05	$23.49	$23.10
End of period	$32.08	$31.08	$29.37	$21.74	$20.22	$20.65	$18.86	$14.39	$25.05	$23.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.30	$11.56	$10.30	$9.37	$10.12	$9.56	$8.03	$11.52	$10.98	$10.19
End of period	$10.81	$11.30	$11.56	$10.30	$9.37	$10.12	$9.56	$8.03	$11.52	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.77	$12.38	$10.49	$9.21	$10.88	$10.41	$8.22	$15.25	$14.01	$10.92
End of period	$10.09	$10.77	$12.38	$10.49	$9.21	$10.88	$10.41	$8.22	$15.25	$14.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.45	$19.16	$14.58	$13.20	$13.69	$12.60	$9.68	$16.34	$16.72	$15.31
End of period	$19.46	$20.45	$19.16	$14.58	$13.20	$13.69	$12.60	$9.68	$16.34	$16.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.47	$19.01	$19.77	$18.87	$18.28	$17.47	$15.75	$17.08	$16.44	$16.16
End of period	$19.00	$19.47	$19.01	$19.77	$18.87	$18.28	$17.47	$15.75	$17.08	$16.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.98	$16.33	$12.66	$11.05	$12.16	$10.06	$7.80	$12.56	$12.57	$11.18
End of period	$15.92	$17.98	$16.33	$12.66	$11.05	$12.16	$10.06	$7.80	$12.56	$12.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.59	$13.07	$13.09	$10.50	$11.52	$10.12	$7.85	$12.57	$15.22	$11.48
End of period	$14.05	$14.59	$13.07	$13.09	$10.50	$11.52	$10.12	$7.85	$12.57	$15.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.34	$15.74	$13.62	$12.10	$13.37	$12.25	$9.20	$16.03	$15.03	$12.61
End of period	$14.60	$15.34	$15.74	$13.62	$12.10	$13.37	$12.25	$9.20	$16.03	$15.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.52	$14.74	$10.87	$9.94	$10.96	$9.61	$7.95	$13.13	$11.67	$11.13
End of period	$15.84	$15.52	$14.74	$10.87	$9.94	$10.96	$9.61	$7.95	$13.13	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.74	$20.47	$16.09	$15.37	$16.76	$14.01	$10.33	$17.41	$18.39	$16.52
End of period	$19.21	$21.74	$20.47	$16.09	$15.37	$16.76	$14.01	$10.33	$17.41	$18.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.27	$20.26	$14.93	$13.05	$13.61	$11.10	$8.47	$14.46	$13.36	$12.01
End of period	$20.30	$21.27	$20.26	$14.93	$13.05	$13.61	$11.10	$8.47	$14.46	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.55	$28.27	$20.48	$18.12	$19.82	$16.23	$11.68	$21.62	$20.58	$18.85
End of period	$30.58	$30.55	$28.27	$20.48	$18.12	$19.82	$16.23	$11.68	$21.62	$20.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.73	$15.35	$16.37	$16.26	$15.23	$14.60	$14.48	$13.99	$13.53	$13.48
End of period	$15.36	$15.73	$15.35	$16.37	$16.26	$15.23	$14.60	$14.48	$13.99	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.91	$11.60	$12.27	$12.19	$11.70	$11.37	$11.07	$10.98	$10.62	$10.54
End of period	$11.56	$11.91	$11.60	$12.27	$12.19	$11.70	$11.37	$11.07	$10.98	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.28	$6.12	$5.20	$4.45	$4.73	$3.97	$3.25	$5.55	$5.47	N/A
End of period	$6.27	$6.28	$6.12	$5.20	$4.45	$4.73	$3.97	$3.25	$5.55	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.11	$11.35	$8.95	$8.27	$7.21	$5.95	$5.29	$10.08	$10.27	$8.15
End of period	$11.69	$12.11	$11.35	$8.95	$8.27	$7.21	$5.95	$5.29	$10.08	$10.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95	$8.60	$17.19	$15.92	$11.69
End of period	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95	$8.60	$17.19	$15.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.66	$16.99	$12.40	$10.76	$9.99	$9.89	$8.41	$11.27	$10.78	$10.44
End of period	$21.40	$20.66	$16.99	$12.40	$10.76	$9.99	$9.89	$8.41	$11.27	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10	$10.43	$18.79	$17.52	$14.35
End of period	$13.77	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10	$10.43	$18.79	$17.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97	$7.43	$13.31	$13.50	$11.69
End of period	$14.55	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97	$7.43	$13.31	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.79	$16.32	$11.90	$10.24	$10.33	$9.07	$6.96	$12.24	$10.57	$10.39
End of period	$18.52	$18.79	$16.32	$11.90	$10.24	$10.33	$9.07	$6.96	$12.24	$10.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.14	$33.44	$27.45	$27.07	$26.97	$23.30	$19.96	$33.05	$25.14	$21.42
End of period	$21.73	$29.14	$33.44	$27.45	$27.07	$26.97	$23.30	$19.96	$33.05	$25.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.09	$20.81	$16.10	$14.13	$14.86	$12.15	$9.06	$14.93	$14.30	$13.41
End of period	$20.89	$22.09	$20.81	$16.10	$14.13	$14.86	$12.15	$9.06	$14.93	$14.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.95	$13.60	$10.63	$9.48	$9.61	$8.64	$7.06	$11.65	$11.43	$10.22
End of period	$14.65	$14.95	$13.60	$10.63	$9.48	$9.61	$8.64	$7.06	$11.65	$11.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.14	$18.82	$13.99	$12.42	$13.36	$10.88	$8.79	$13.90	$14.61	$12.79
End of period	$17.76	$19.14	$18.82	$13.99	$12.42	$13.36	$10.88	$8.79	$13.90	$14.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.97	$7.65	$6.24	$5.77	$5.96	$5.47	$3.43	$6.24	$5.61	$5.28
End of period	$9.10	$8.97	$7.65	$6.24	$5.77	$5.96	$5.47	$3.43	$6.24	$5.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.47	$15.62	$12.73	$10.87	$12.18	$10.86	$8.02	$13.95	$13.50	$11.89
End of period	$15.61	$15.47	$15.62	$12.73	$10.87	$12.18	$10.86	$8.02	$13.95	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.68	$15.52	$16.30	$15.52	$15.23	$14.57	$12.99	$13.31	$12.65	$12.58
End of period	$15.30	$15.68	$15.52	$16.30	$15.52	$15.23	$14.57	$12.99	$13.31	$12.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.42	$15.85	$15.07	$13.29	$13.06	$11.62	$8.17	$12.13	$12.59	$11.71
End of period	$13.96	$15.42	$15.85	$15.07	$13.29	$13.06	$11.62	$8.17	$12.13	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.48	$20.56	$15.09	$13.42	$14.58	$12.77	$9.09	$17.71	$19.31	$17.58
End of period	$19.95	$22.48	$20.56	$15.09	$13.42	$14.58	$12.77	$9.09	$17.71	$19.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.33	$15.77	$12.90	$11.46	$12.38	$10.88	$8.54	$14.45	$13.62	$12.12
End of period	$15.84	$16.33	$15.77	$12.90	$11.46	$12.38	$10.88	$8.54	$14.45	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.83	$11.80	$11.62	$10.99	$10.96	$10.38	$9.41	$11.22	$10.86	$10.36
End of period	$11.32	$11.83	$11.80	$11.62	$10.99	$10.96	$10.38	$9.41	$11.22	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.39	$15.96	$13.37	$11.91	$12.65	$11.21	$9.00	$14.33	$13.57	$12.23
End of period	$15.90	$16.39	$15.96	$13.37	$11.91	$12.65	$11.21	$9.00	$14.33	$13.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.13	$12.99	$12.10	$11.23	$11.46	$10.59	$9.18	$12.00	$11.46	$10.68
End of period	$12.61	$13.13	$12.99	$12.10	$11.23	$11.46	$10.59	$9.18	$12.00	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.36	$15.12	$13.43	$12.15	$12.66	$11.51	$9.59	$13.61	$12.89	$11.83
End of period	$14.81	$15.36	$15.12	$13.43	$12.15	$12.66	$11.51	$9.59	$13.61	$12.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.98	$35.95	$26.67	$23.10	$24.05	$21.19	$15.19	$27.35	$25.56	$23.13
End of period	$40.86	$37.98	$35.95	$26.67	$23.10	$24.05	$21.19	$15.19	$27.35	$25.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.06	$54.77	$41.29	$37.40	$39.05	$31.43	$22.02	$38.17	$33.51	$32.29
End of period	$62.14	$60.06	$54.77	$41.29	$37.40	$39.05	$31.43	$22.02	$38.17	$33.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.49	$18.62	$13.97	$12.05	$12.66	$11.24	$8.43	$14.58	$14.87	$12.75
End of period	$19.55	$20.49	$18.62	$13.97	$12.05	$12.66	$11.24	$8.43	$14.58	$14.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.37	$28.44	$24.52	$22.92	$22.83	$21.20	$18.22	$23.65	$22.64	$20.50
End of period	$29.24	$30.37	$28.44	$24.52	$22.92	$22.83	$21.20	$18.22	$23.65	$22.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.27	$9.54	$9.81	$10.02	$10.31	$10.61	$10.90	$10.97	$10.78	$10.61
End of period	$9.01	$9.27	$9.54	$9.81	$10.02	$10.31	$10.61	$10.90	$10.97	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.37	$24.38	$19.14	$16.93	$17.78	$16.09	$13.35	$20.61	$19.67	$16.73
End of period	$24.83	$26.37	$24.38	$19.14	$16.93	$17.78	$16.09	$13.35	$20.61	$19.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25	$13.11	$21.86	$20.08	$17.21
End of period	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25	$13.11	$21.86	$20.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51	$7.33	$11.28	$12.37	$10.82
End of period	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51	$7.33	$11.28	$12.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51	$7.99	$11.47	$10.94	$10.16
End of period	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51	$7.99	$11.47	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34	$8.18	$15.17	$13.95	$10.88
End of period	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34	$8.18	$15.17	$13.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51	$9.63	$16.25	$16.64	$15.24
End of period	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51	$9.63	$16.25	$16.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35	$15.64	$16.98	$16.34	$16.07
End of period	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35	$15.64	$16.98	$16.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09	$7.84	$12.55	$15.21	$11.48
End of period	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09	$7.84	$12.55	$15.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16	$9.14	$15.93	$14.94	$12.55
End of period	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16	$9.14	$15.93	$14.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.45	$14.69	$10.83	$9.91	$10.93	$9.59	$7.94	$13.12	$11.67	$11.12
End of period	$15.77	$15.45	$14.69	$10.83	$9.91	$10.93	$9.59	$7.94	$13.12	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.54	$20.32	$15.97	$15.26	$16.66	$13.93	$10.27	$17.32	$18.31	$16.45
End of period	$19.02	$21.54	$20.32	$15.97	$15.26	$16.66	$13.93	$10.27	$17.32	$18.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05	$8.44	$14.41	$13.32	$11.98
End of period	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05	$8.44	$14.41	$13.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04	$11.55	$21.41	$20.41	$18.75
End of period	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04	$11.55	$21.41	$20.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49	$14.38	$13.90	$13.45	$13.41
End of period	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49	$14.38	$13.90	$13.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33	$11.03	$10.95	$10.59	$10.52
End of period	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33	$11.03	$10.95	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,820

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95	$3.24	$5.52	$5.45	N/A
End of period	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95	$3.24	$5.52	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92	$5.26	$10.04	$10.23	$8.13
End of period	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92	$5.26	$10.04	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90	$8.56	$17.11	$15.86	$11.65
End of period	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90	$8.56	$17.11	$15.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85	$8.38	$11.23	$10.76	$10.40
End of period	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85	$8.38	$11.23	$10.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04	$10.39	$18.73	$17.47	$14.32
End of period	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04	$10.39	$18.73	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,648

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
End of period	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18	$19.87	$32.92	$25.05	$21.35
End of period	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18	$19.87	$32.92	$25.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10	$9.03	$14.89	$14.27	$13.39
End of period	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10	$9.03	$14.89	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,684

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61	$7.04	$11.61	$11.40	$10.20
End of period	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61	$7.04	$11.61	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,006

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84	$8.76	$13.86	$14.57	$12.77
End of period	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84	$8.76	$13.86	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,663

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44	$3.42	$6.22	$5.59	$5.26
End of period	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44	$3.42	$6.22	$5.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83	$7.99	$13.91	$13.47	$11.86
End of period	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83	$7.99	$13.91	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48	$12.91	$13.24	$12.60	$12.53
End of period	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48	$12.91	$13.24	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52	$11.66
End of period	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35	$9.39	$11.20	$10.85	$10.36
End of period	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35	$9.39	$11.20	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44	$9.54	$13.55	$12.84	$11.78
End of period	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44	$9.54	$13.55	$12.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03	$15.09	$27.17	$25.41	$23.00
End of period	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03	$15.09	$27.17	$25.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19	$21.87	$37.93	$33.32	$32.11
End of period	$61.51	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19	$21.87	$37.93	$33.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18	$8.39	$14.52	$14.82	$12.71
End of period	$19.40	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18	$8.39	$14.52	$14.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04	$18.10	$23.50	$22.51	$20.39
End of period	$28.94	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04	$18.10	$23.50	$22.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54	$10.83	$10.91	$10.73	$10.56
End of period	$8.86	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54	$10.83	$10.91	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03	$13.31	$20.55	$19.62	$16.70
End of period	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03	$13.31	$20.55	$19.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2015

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Institutional Alt 65 Fund	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Multi-Strategy Income Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund	Curian Dynamic Risk Advantage - Diversified Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—	—	—	—
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

See notes to the financial statements.
1

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/Aberdeen Latin America Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	JG - Alt 100 Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	140,798
Investment Division units sold	—	—	—	—	—	—	—	—	—	85,829
Total assets	—	—	—	—	—	—	—	—	—	445,723,322

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	85,829
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	128,101
Insurance fees due to Jackson	—	—	—	—	—	—	—	—	—	12,697
Total liabilities	—	—	—	—	—	—	—	—	—	226,627
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	43,977,956
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$468,431,228

See notes to the financial statements.
2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943
Receivables:
Investments in Fund shares sold	8,331	9,046	—	32,559	25,677	1,357	33,161	32,741	448,432	263
Investment Division units sold	40,000	—	—	92,281	211,852	6,728	35,718	160,137	274,490	6,090
Total assets	122,304,520	81,469,981	—	71,986,459	240,471,578	45,573,401	219,811,405	398,383,145	813,542,272	9,042,296

Liabilities
Payables:
Investments in Fund shares purchased	40,000	—	—	92,281	211,852	6,728	35,718	160,137	274,490	6,090
Investment Division units redeemed	4,658	6,751	—	30,470	18,988	33	27,009	21,168	425,166	4
Insurance fees due to Jackson	3,673	2,295	—	2,089	6,689	1,324	6,152	11,573	23,266	259
Total liabilities	48,331	9,046	—	124,840	237,529	8,085	68,879	192,878	722,922	6,353
Net assets (Note 7)	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943

(a) Investments in Funds, shares outstanding	11,632,368	7,046,794	—	7,524,777	22,141,387	4,952,752	18,733,378	35,175,819	70,926,645	1,099,263
Investments in Funds, at cost	$126,463,652	$88,385,663	$—	$74,969,079	$249,074,195	$48,721,794	$232,177,335	$412,886,858	$845,875,583	$10,879,730

See notes to the financial statements.
3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822
Receivables:
Investments in Fund shares sold	3,931	32,403	7,688	3,914	11,528	6,205	2,969	4,431	238,276	82,058
Investment Division units sold	19,270	89,609	229,321	70,787	260,568	15,272	12,804	245	1,303,443	15,001
Total assets	75,336,573	134,454,195	175,606,839	91,190,184	172,936,564	25,114,992	67,191,521	36,083,485	366,168,897	34,307,881

Liabilities
Payables:
Investments in Fund shares purchased	19,270	89,609	229,321	70,787	260,568	15,272	12,804	245	1,303,443	15,001
Investment Division units redeemed	1,700	28,610	2,632	1,359	6,645	5,490	1,020	3,404	225,893	81,066
Insurance fees due to Jackson	2,231	3,793	5,056	2,555	4,883	715	1,949	1,027	12,383	992
Total liabilities	23,201	122,012	237,009	74,701	272,096	21,477	15,773	4,676	1,541,719	97,059
Net assets (Note 7)	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822

(a) Investments in Funds, shares outstanding	6,884,220	11,138,655	15,027,406	7,787,648	11,211,978	17,187,339	7,063,696	4,346,844	34,237,294	3,586,040
Investments in Funds, at cost	$75,800,957	$135,080,121	$175,296,240	$91,013,839	$164,183,091	$49,298,932	$72,075,232	$50,854,928	$368,055,006	$35,755,909

See notes to the financial statements.
4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Assets
Investments, at fair value (a)	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366
Receivables:
Investments in Fund shares sold	961	48,918	—	19,422	1,774	124,450	3,857	195,451	35,112	11,141
Investment Division units sold	6,750	51,941	—	3,687	25,177	—	10,075	54,407	86,779	—
Total assets	27,787,778	120,757,145	—	43,962,588	15,649,720	12,474,515	5,295,228	101,397,465	59,666,640	14,038,507

Liabilities
Payables:
Investments in Fund shares purchased	6,750	51,941	—	3,687	25,177	—	10,075	54,407	86,779	—
Investment Division units redeemed	166	45,436	—	18,206	1,338	124,091	3,708	192,539	33,247	10,719
Insurance fees due to Jackson	795	3,482	—	1,216	436	359	149	2,912	1,865	422
Total liabilities	7,711	100,859	—	23,109	26,951	124,450	13,932	249,858	121,891	11,141
Net assets (Note 7)	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366

(a) Investments in Funds, shares outstanding	2,536,992	10,410,378	—	3,707,973	17,753,147	1,217,955	910,568	10,363,484	5,606,850	1,560,330
Investments in Funds, at cost	$29,862,781	$121,112,532	$—	$44,519,225	$34,209,422	$12,202,841	$6,813,584	$108,820,440	$60,996,045	$15,464,192

See notes to the financial statements.
5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Assets
Investments, at fair value (a)	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746
Receivables:
Investments in Fund shares sold	11,264	117,320	19,285	13,712	813	327,208	133,168	200,541	373,076	297,131
Investment Division units sold	2,439,046	16,200	—	9,559	68,052	46,604	356,844	623,814	421,882	290,787
Total assets	381,457,977	110,274,304	11,366,511	24,619,520	8,301,485	618,285,786	714,036,567	1,229,176,996	1,605,368,016	1,536,893,664

Liabilities
Payables:
Investments in Fund shares purchased	2,439,046	16,200	—	9,559	68,052	46,604	356,844	623,814	421,882	290,787
Investment Division units redeemed	417	114,157	18,975	13,007	584	303,916	105,076	152,279	310,550	237,665
Insurance fees due to Jackson	10,847	3,163	310	705	229	23,292	28,092	48,262	62,526	59,466
Total liabilities	2,450,310	133,520	19,285	23,271	68,865	373,812	490,012	824,355	794,958	587,918
Net assets (Note 7)	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746

(a) Investments in Funds, shares outstanding	31,903,002	8,039,473	1,019,517	7,908,762	747,062	43,545,594	72,075,410	110,067,441	150,947,607	109,112,624
Investments in Funds, at cost	$372,449,411	$108,975,641	$11,610,802	$38,105,691	$8,185,950	$671,239,819	$726,677,935	$1,226,408,769	$1,600,272,407	$1,611,582,858

See notes to the financial statements.
6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023
Receivables:
Investments in Fund shares sold	359,973	1,260,013	251	555,143	222,435	896	871,075	771,339	204,433	626,933
Investment Division units sold	263,650	393,898	4,500	222,235	279,807	32,352	551,121	867,925	80,083	203,184
Total assets	1,942,640,949	2,750,104,533	6,233,871	1,001,397,574	514,366,358	31,771,149	1,120,794,096	1,830,574,456	418,556,876	487,134,140

Liabilities
Payables:
Investments in Fund shares purchased	263,650	393,898	4,500	222,235	279,807	32,352	551,121	867,925	80,083	203,184
Investment Division units redeemed	283,658	1,150,537	76	515,365	202,489	—	826,832	699,394	187,698	607,870
Insurance fees due to Jackson	76,315	109,476	175	39,778	19,946	896	44,243	71,945	16,735	19,063
Total liabilities	623,623	1,653,911	4,751	777,378	502,242	33,248	1,422,196	1,639,264	284,516	830,117
Net assets (Note 7)	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023

(a) Investments in Funds, shares outstanding	134,862,314	184,707,703	650,901	44,951,491	39,958,329	3,212,338	93,358,791	114,094,522	42,249,733	37,207,653
Investments in Funds, at cost	$2,049,567,302	$2,893,460,911	$6,355,002	$1,111,421,315	$559,550,520	$33,103,155	$1,116,813,488	$1,622,498,689	$456,173,807	$479,447,364

See notes to the financial statements.
7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632
Receivables:
Investments in Fund shares sold	1,054,848	262,245	343,936	278,209	309,714	1,193,785	294,247	296,624	8,600	1,303,363
Investment Division units sold	2,667,758	733,314	662,497	601,775	143,889	1,496,498	584,268	1,141,930	17,685	301,161
Total assets	2,901,387,787	942,132,039	927,327,101	760,461,317	198,438,686	3,520,167,776	955,105,262	661,430,491	28,321,012	620,098,156

Liabilities
Payables:
Investments in Fund shares purchased	2,667,758	733,314	662,497	601,775	143,889	1,496,498	584,268	1,141,930	17,685	301,161
Investment Division units redeemed	944,811	225,615	308,688	248,355	303,727	1,059,866	256,564	270,954	7,799	1,280,391
Insurance fees due to Jackson	110,037	36,630	35,248	29,854	5,987	133,919	37,683	25,670	801	22,972
Total liabilities	3,722,606	995,559	1,006,433	879,984	453,603	2,690,283	878,515	1,438,554	26,285	1,604,524
Net assets (Note 7)	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632

(a) Investments in Funds, shares outstanding	176,471,692	74,693,371	79,717,786	77,825,956	20,453,004	314,903,983	33,825,833	90,907,980	2,707,629	52,592,996
Investments in Funds, at cost	$2,614,012,195	$936,745,001	$956,884,761	$870,112,090	$213,054,983	$3,644,406,604	$882,198,440	$908,694,881	$27,734,621	$772,399,288

See notes to the financial statements.
8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Assets
Investments, at fair value (a)	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395
Receivables:
Investments in Fund shares sold	151,625	277,138	269,283	293,582	483	84,516	164,433	834,224	191,240	653,008
Investment Division units sold	91,135	46,817	105,754	334,150	88,228	195,702	73,682	266,753	130,634	439,823
Total assets	434,625,206	431,300,983	438,349,792	613,954,039	16,235,502	100,286,356	334,750,912	1,342,138,132	429,311,486	682,980,226

Liabilities
Payables:
Investments in Fund shares purchased	91,135	46,817	105,754	334,150	88,228	195,702	73,682	266,753	130,634	439,823
Investment Division units redeemed	134,285	259,782	251,581	270,181	5	80,506	151,062	780,567	174,167	626,907
Insurance fees due to Jackson	17,340	17,356	17,702	23,401	478	4,010	13,371	53,657	17,073	26,101
Total liabilities	242,760	323,955	375,037	627,732	88,711	280,218	238,115	1,100,977	321,874	1,092,831
Net assets (Note 7)	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395

(a) Investments in Funds, shares outstanding	41,928,807	13,468,032	64,125,147	57,535,301	1,469,226	15,975,421	45,143,427	121,691,212	42,984,931	67,917,071
Investments in Funds, at cost	$427,274,131	$360,785,545	$491,082,736	$591,891,145	$16,054,589	$124,796,560	$349,188,855	$1,240,369,693	$449,589,180	$786,611,732
See notes to the financial statements.
9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Assets
Investments, at fair value (a)	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046
Receivables:
Investments in Fund shares sold	1,399,416	228,191	193,846	572,739	115,003	225,007	306,739	225	1,492,661	363,281
Investment Division units sold	364,617	380,524	108,610	284,018	42,982	814,670	205,470	32,708	443,978	366,082
Total assets	1,675,330,956	541,738,987	582,566,825	883,869,836	145,843,886	656,141,624	355,763,208	7,867,068	1,309,796,079	749,536,409

Liabilities
Payables:
Investments in Fund shares purchased	364,617	380,524	108,610	284,018	42,982	814,670	205,470	32,708	443,978	366,082
Investment Division units redeemed	1,334,275	207,183	170,578	537,320	109,472	198,801	292,724	5	1,441,680	334,726
Insurance fees due to Jackson	65,141	21,008	23,268	35,419	5,531	26,206	14,015	220	50,981	28,555
Total liabilities	1,764,033	608,715	302,456	856,757	157,985	1,039,677	512,209	32,933	1,936,639	729,363
Net assets (Note 7)	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046

(a) Investments in Funds, shares outstanding	161,074,776	58,500,570	54,265,086	76,056,251	15,887,230	68,453,704	32,772,232	884,214	133,727,959	61,127,106
Investments in Funds, at cost	$1,804,921,012	$567,978,839	$551,773,423	$915,082,705	$197,883,425	$784,305,278	$368,022,955	$8,223,793	$1,358,192,413	$735,278,962

See notes to the financial statements.
10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A
Assets
Investments, at fair value (a)	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—
Receivables:
Investments in Fund shares sold	232,024	207,142	254,948	1,797,480	833,105	298,706	229,291	137,933	561,560	—
Investment Division units sold	454,729	104,539	1,126,029	487,734	990,446	289,365	168,722	37,428	335,372	—
Total assets	637,324,540	276,909,974	936,688,470	2,261,376,404	1,071,421,660	762,313,188	362,116,949	370,211,178	729,007,747	—

Liabilities
Payables:
Investments in Fund shares purchased	454,729	104,539	1,126,029	487,734	990,446	289,365	168,722	37,428	335,372	—
Investment Division units redeemed	206,223	196,084	218,733	1,708,681	792,097	268,528	215,642	123,285	533,145	—
Insurance fees due to Jackson	25,801	11,058	36,215	88,799	41,008	30,178	13,649	14,648	28,415	—
Total liabilities	686,753	311,681	1,380,977	2,285,214	1,823,551	588,071	398,013	175,361	896,932	—
Net assets (Note 7)	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—

(a) Investments in Funds, shares outstanding	45,669,856	19,302,044	49,592,126	194,917,273	36,343,803	57,881,848	46,854,784	34,843,297	63,313,984	—
Investments in Funds, at cost	$675,146,550	$269,506,682	$966,524,471	$2,464,337,446	$1,112,438,919	786,854,471	$486,417,355	$328,289,162	$755,133,019	$—

See notes to the financial statements.
11

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681
Receivables:
Investments in Fund shares sold	263,430	104,625	—	316,622	408,372	64,528	1,285,708	1,467,544	661,057	24,180
Investment Division units sold	379,129	434,297	—	33,147	673,625	470,063	744,185	3,772,969	554,840	12,028
Total assets	472,808,516	433,818,624	—	685,952,112	1,005,153,341	220,408,008	1,502,037,167	3,711,410,033	1,178,081,758	40,470,889

Liabilities
Payables:
Investments in Fund shares purchased	379,129	434,297	—	33,147	673,625	470,063	744,185	3,772,969	554,840	12,028
Investment Division units redeemed	244,874	87,595	—	289,651	369,666	55,954	1,227,265	1,323,535	614,906	23,005
Insurance fees due to Jackson	18,556	17,030	—	26,971	38,706	8,574	58,443	144,009	46,151	1,175
Total liabilities	642,559	538,922	—	349,769	1,081,997	534,591	2,029,893	5,240,513	1,215,897	36,208
Net assets (Note 7)	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681

(a) Investments in Funds, shares outstanding	58,581,384	36,563,688	—	60,512,122	78,750,694	16,179,059	88,183,849	220,736,719	80,058,902	3,679,225
Investments in Funds, at cost	$580,140,019	$477,832,588	$—	$645,832,357	$1,057,885,969	$235,551,066	$1,548,398,253	$3,285,471,440	$1,243,365,274	$40,486,680

See notes to the financial statements.
12

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917
Receivables:
Investments in Fund shares sold	746,378	1,491	1,007,295	65,370	215,694	127	308,831	862,872	1,531,264	1,317,585
Investment Division units sold	72,462	5,972	16,502	62,218	185,083	86	858,653	521,021	1,573,486	444,271
Total assets	446,270,308	51,584,899	207,704,495	102,172,236	400,463,374	4,549,234	940,494,619	1,113,329,550	3,049,496,281	1,182,150,773

Liabilities
Payables:
Investments in Fund shares purchased	72,462	5,972	16,502	62,218	185,083	86	858,653	521,021	1,573,486	444,271
Investment Division units redeemed	733,335	29	1,001,314	61,310	199,607	4	270,902	818,479	1,409,857	1,271,808
Insurance fees due to Jackson	13,043	1,462	5,981	4,060	16,087	123	37,929	44,393	121,407	45,777
Total liabilities	818,840	7,463	1,023,797	127,588	400,777	213	1,167,484	1,383,893	3,104,750	1,761,856
Net assets (Note 7)	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917

(a) Investments in Funds, shares outstanding	43,458,680	5,236,288	20,709,489	8,604,102	38,320,172	535,809	66,010,340	114,162,798	253,022,552	116,754,591
Investments in Funds, at cost	$469,842,174	$54,710,498	$219,419,985	$109,950,396	$415,354,203	$4,679,243	$890,342,483	$1,333,858,090	$3,236,511,989	$1,262,786,520

See notes to the financial statements.
13

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Assets
Investments, at fair value (a)	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313
Receivables:
Investments in Fund shares sold	575,403	264,633	198,509	98,309	282,977	3,606,281	675,061	1,336,544	15,951	628,538
Investment Division units sold	747,323	207,820	577,963	38,224	43,467	3,452,864	978,484	840,426	7,316	445,319
Total assets	1,361,170,897	291,343,822	355,045,371	153,234,612	453,485,200	5,968,130,607	1,019,548,741	2,111,834,378	20,199,659	890,103,170

Liabilities
Payables:
Investments in Fund shares purchased	747,323	207,820	577,963	38,224	43,467	3,452,864	978,484	840,426	7,316	445,319
Investment Division units redeemed	521,614	253,592	183,893	92,200	266,929	3,377,507	634,262	1,252,383	15,382	593,428
Insurance fees due to Jackson	53,789	11,041	14,616	6,109	16,048	228,774	40,799	84,161	569	35,110
Total liabilities	1,322,726	472,453	776,472	136,533	326,444	7,059,145	1,653,545	2,176,970	23,267	1,073,857
Net assets (Note 7)	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313

(a) Investments in Funds, shares outstanding	236,084,752	23,457,368	35,006,808	8,683,952	47,008,170	371,637,872	66,312,391	149,727,282	2,195,472	72,044,515
Investments in Funds, at cost	$1,624,372,344	$331,191,845	$401,990,125	$143,604,679	$488,008,816	$6,045,608,361	$1,064,969,156	$2,038,246,075	$21,562,282	$1,082,935,653

See notes to the financial statements.
14

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Assets
Investments, at fair value (a)	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113
Receivables:
Investments in Fund shares sold	909,573	564,167	1,780,687	1,056,927	2,223,577	215,740	173,291	87,426	1,449,807	875,161
Investment Division units sold	1,008,841	208,302	1,128,716	488,445	2,609,829	175,257	6,312,488	16,788	3,473,852	2,119,503
Total assets	1,666,559,488	1,390,568,334	4,590,104,440	2,972,587,255	5,611,830,400	218,397,846	483,567,855	32,092,112	3,518,644,501	3,183,249,777

Liabilities
Payables:
Investments in Fund shares purchased	1,008,841	208,302	1,128,716	488,445	2,609,829	175,257	6,312,488	16,788	3,473,852	2,119,503
Investment Division units redeemed	843,348	507,150	1,598,688	938,097	2,000,667	207,603	154,665	86,507	1,312,492	748,797
Insurance fees due to Jackson	66,225	57,017	181,999	118,830	222,910	8,137	18,626	919	137,315	126,364
Total liabilities	1,918,414	772,469	2,909,403	1,545,372	4,833,406	390,997	6,485,779	104,214	4,923,659	2,994,664
Net assets (Note 7)	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113

(a) Investments in Funds, shares outstanding	97,920,063	116,203,668	311,841,947	225,934,744	391,550,069	21,692,224	39,657,695	3,342,518	102,202,468	83,978,218
Investments in Funds, at cost	$1,414,550,612	$1,349,879,154	$3,933,815,915	$2,728,634,370	$4,939,756,422	$244,248,953	$562,989,133	$32,389,674	$3,179,336,748	$2,971,502,834

See notes to the financial statements.
15

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Assets
Investments, at fair value (a)	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505
Receivables:
Investments in Fund shares sold	519,971	1,241,900	1,096	1,821,739	8,316,378	523,131	—	79,413	867,101	376,647
Investment Division units sold	1,243,783	663,067	—	3,054,174	1,965,852	234,709	—	9,603	507,080	140,111
Total assets	903,473,067	1,329,369,432	2,963,714	4,596,430,522	1,499,875,812	619,801,642	—	104,367,386	909,907,208	495,636,263

Liabilities
Payables:
Investments in Fund shares purchased	1,243,783	663,067	—	3,054,174	1,965,852	234,709	—	9,603	507,080	140,111
Investment Division units redeemed	485,137	1,190,767	1,009	1,647,211	8,258,028	498,439	—	75,254	830,998	356,503
Insurance fees due to Jackson	34,834	51,133	87	174,528	58,350	24,692	—	4,159	36,103	20,144
Total liabilities	1,763,754	1,904,967	1,096	4,875,913	10,282,230	757,840	—	89,016	1,374,181	516,758
Net assets (Note 7)	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505

(a) Investments in Funds, shares outstanding	91,917,361	85,808,951	312,183	220,429,890	1,489,593,582	30,109,134	—	23,380,801	50,841,244	26,462,828
Investments in Funds, at cost	$916,285,833	$1,302,126,577	$3,017,136	$4,344,581,314	$1,489,593,582	$620,512,339	$—	$99,707,172	$892,857,028	$384,484,865

See notes to the financial statements.
16

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Assets
Investments, at fair value (a)	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636
Receivables:
Investments in Fund shares sold	305,203	269,758	1,412,814	3,177,832	—	314,189	403,471	873,581	438,469	610,863
Investment Division units sold	476,574	217,194	2,821,317	864,666	—	781,121	1,152,921	508,706	369,139	815,172
Total assets	657,361,553	354,194,321	2,845,020,362	2,833,578,505	—	837,302,538	1,104,586,586	584,572,594	316,015,507	1,173,775,671

Liabilities
Payables:
Investments in Fund shares purchased	476,574	217,194	2,821,317	864,666	—	781,121	1,152,921	508,706	369,139	815,172
Investment Division units redeemed	279,205	255,447	1,301,145	3,064,129	—	281,121	359,752	849,952	426,162	564,545
Insurance fees due to Jackson	25,998	14,311	111,669	113,703	—	33,068	43,719	23,629	12,307	46,318
Total liabilities	781,777	486,952	4,234,131	4,042,498	—	1,095,310	1,556,392	1,382,287	807,608	1,426,035
Net assets (Note 7)	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636

(a) Investments in Funds, shares outstanding	62,951,081	16,070,303	110,924,882	227,089,567	—	44,173,652	50,069,460	72,087,801	43,417,066	112,401,691
Investments in Funds, at cost	$635,354,566	$318,480,382	$2,552,983,418	$2,517,330,740	$—	$857,523,744	$1,472,517,033	$835,034,824	$452,034,982	$1,099,824,566

See notes to the financial statements.
17

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Value Line 30 Fund - A	JNL/PPM America Total Return Fund - A
Assets
Investments, at fair value (a)	$—	$45,461,189
Receivables:
Investments in Fund shares sold	—	71,844
Investment Division units sold	—	284,353
Total assets	—	45,817,386

Liabilities
Payables:
Investments in Fund shares purchased	—	284,353
Investment Division units redeemed	—	70,152
Insurance fees due to Jackson	—	1,692
Total liabilities	—	356,197
Net assets (Note 7)	$—	$45,461,189

(a) Investments in Funds, shares outstanding	—	3,977,357
Investments in Funds, at cost	$—	46,897,451

See notes to the financial statements.
18

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Investment income
Dividends	$407,398	$1,744,263	$2,210,585	$30,990	$87,966	$115,843	$569,564	$1,359,832	$3,320,843	$1,230,379

Expenses
Asset-based charges (Note 3)	117,373	348,276	418,865	16,666	26,326	34,869	129,176	299,766	953,996	824,540
Total expenses	117,373	348,276	418,865	16,666	26,326	34,869	129,176	299,766	953,996	824,540
Net investment income (loss)	290,025	1,395,987	1,791,720	14,324	61,640	80,974	440,388	1,060,066	2,366,847	405,839

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	434,839	2,141,178	6,856,572	33,662	155,187	172,909	234,054	4,422,646	8,493,304	13,420,816
Investments	616,092	(341,156)	1,854,889	(204,913)	(62,853)	(412,954)	(244,371)	3,863,988	15,730,398	2,978,132
Net change in unrealized appreciation
(depreciation) on investments	(265,790)	66,980	(5,604,255)	181,175	236,732	452,303	198,214	(5,054,300)	(10,860,176)	(10,237,793)
Net realized and unrealized gain (loss)	785,141	1,867,002	3,107,206	9,924	329,066	212,258	187,897	3,232,334	13,363,526	6,161,155

Net increase (decrease) in net assets
from operations	$1,075,166	$3,262,989	$4,898,926	$24,248	$390,706	$293,232	$628,285	$4,292,400	$15,730,373	$6,566,994

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.
See notes to the financial statements.
19

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Investment income
Dividends	$—	$4,499,582	$205	$7,832	$—	$69,554	$—	$—	$530,794	$4,986,535

Expenses
Asset-based charges (Note 3)	185,456	610,401	5,204	12,008	13,394	28,716	208,758	10,033	51,294	4,497,617
Total expenses	185,456	610,401	5,204	12,008	13,394	28,716	208,758	10,033	51,294	4,497,617
Net investment income (loss)	(185,456)	3,889,181	(4,999)	(4,176)	(13,394)	40,838	(208,758)	(10,033)	479,500	488,918

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,393,058	—	15,499	1,908	—	942,961	—	132,406	7,538,997
Investments	(1,102,448)	2,809,696	(405,221)	110,258	(333,939)	179,820	(1,234,851)	(511,193)	(997,527)	(31,672)
Net change in unrealized appreciation
(depreciation) on investments	3,123,663	(6,488,403)	346,022	289,643	230,235	280,738	366,004	730,486	565,536	(27,381,944)
Net realized and unrealized gain (loss)	2,021,215	(1,285,649)	(59,199)	415,400	(101,796)	460,558	74,114	219,293	(299,585)	(19,874,619)

Net increase (decrease) in net assets
from operations	$1,835,759	$2,603,532	$(64,198)	$411,224	$(115,190)	$501,396	$(134,644)	$209,260	$179,915	$(19,385,701)

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
20

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$1,357,367	$1,859,442	$649,930	$780,292	$3,125,766	$459,267	$2,490,853	$5,941,833	$9,251,651	$64,773

Expenses
Asset-based charges (Note 3)	1,268,165	840,208	490,059	692,863	2,060,301	502,953	1,917,034	3,984,306	7,484,986	107,780
Total expenses	1,268,165	840,208	490,059	692,863	2,060,301	502,953	1,917,034	3,984,306	7,484,986	107,780
Net investment income (loss)	89,202	1,019,234	159,871	87,429	1,065,465	(43,686)	573,819	1,957,527	1,766,665	(43,007)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,306,938	7,336,400	1,119,213	57,954	5,153,172	557,142	6,388,662	8,620,632	13,786,754	268,570
Investments	(12,047)	881,816	(1,847,597)	(506,254)	698,020	(262,525)	328,749	1,399,909	1,726,413	(405,025)
Net change in unrealized appreciation
(depreciation) on investments	(4,975,641)	(11,184,480)	(4,485,376)	(2,430,327)	(12,777,498)	(2,630,239)	(18,394,009)	(22,347,656)	(50,635,969)	(1,143,922)
Net realized and unrealized gain (loss)	(3,680,750)	(2,966,264)	(5,213,760)	(2,878,627)	(6,926,306)	(2,335,622)	(11,676,598)	(12,327,115)	(35,122,802)	(1,280,377)

Net increase (decrease) in net assets
from operations	$(3,591,548)	$(1,947,030)	$(5,053,889)	$(2,791,198)	$(5,860,841)	$(2,379,308)	$(11,102,779)	$(10,369,588)	$(33,356,137)	$(1,323,384)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
21

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Growth Fund	JNL/American Funds Global Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$701,819	$1,342,806	$1,537,038	$725,540	$272,344	$9,936,566	$3,460,944	$—	$4,464,778	$2,082,107

Expenses
Asset-based charges (Note 3)	604,556	1,171,349	1,455,292	1,323,071	626,478	277,686	686,789	367,862	1,676,977	265,158
Total expenses	604,556	1,171,349	1,455,292	1,323,071	626,478	277,686	686,789	367,862	1,676,977	265,158
Net investment income (loss)	97,263	171,457	81,746	(597,531)	(354,134)	9,658,880	2,774,155	(367,862)	2,787,801	1,816,949

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	498,945	2,454,802	2,228,571	3,738,918	1,610,957	12,223,695	500,538	13,111,774	—	—
Investments	415,338	1,352,275	919,569	3,260,571	411,866	(2,129,974)	(68,943)	(437,714)	438,495	133,621
Net change in unrealized appreciation
(depreciation) on investments	(1,732,902)	(5,995,350)	(5,555,544)	(1,224,455)	(571,021)	(23,456,198)	(5,068,028)	(14,563,546)	(4,472,357)	(2,002,409)
Net realized and unrealized gain (loss)	(818,619)	(2,188,273)	(2,407,404)	5,775,034	1,451,802	(13,362,477)	(4,636,433)	(1,889,486)	(4,033,862)	(1,868,788)

Net increase (decrease) in net assets
from operations	$(721,356)	$(2,016,816)	$(2,325,658)	$5,177,503	$1,097,668	$(3,703,597)	$(1,862,278)	$(2,257,348)	$(1,246,061)	$(51,839)

See notes to the financial statements.
22

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Investment income
Dividends	$490,051	$2,238,611	$945,593	$303,999	$2,974,732	$221,470	$—	$1,160,348	$1,154,090	$543,791

Expenses
Asset-based charges (Note 3)	295,136	1,267,033	220,150	289,468	175,721	134,283	51,860	1,028,599	498,499	152,285
Total expenses	295,136	1,267,033	220,150	289,468	175,721	134,283	51,860	1,028,599	498,499	152,285
Net investment income (loss)	194,915	971,578	725,443	14,531	2,799,011	87,187	(51,860)	131,749	655,591	391,506

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	230,835	1,502,311	11,275,502	—	11,025,765	162	—	—	—	—
Investments	(174,632)	1,738,302	(30,835,614)	101,192	(2,480,743)	6,731	(552,650)	(1,017,617)	354,788	(278,516)
Net change in unrealized appreciation
(depreciation) on investments	(2,029,808)	(9,799,403)	11,803,867	(501,187)	(14,271,384)	(36,260)	(988,980)	(5,023,380)	(2,388,476)	(848,000)
Net realized and unrealized gain (loss)	(1,973,605)	(6,558,790)	(7,756,245)	(399,995)	(5,726,362)	(29,367)	(1,541,630)	(6,040,997)	(2,033,688)	(1,126,516)

Net increase (decrease) in net assets
from operations	$(1,778,690)	$(5,587,212)	$(7,030,802)	$(385,464)	$(2,927,351)	$57,820	$(1,593,490)	$(5,909,248)	$(1,378,097)	$(735,010)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
23

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Investment income
Dividends	$52,069	$526,411	$19,533	$916,669	$1,746	$11,829,701	$17,588,410	$29,964,299	$39,491,480	$37,430,989

Expenses
Asset-based charges (Note 3)	2,071,556	688,713	87,727	282,776	55,926	9,113,808	9,971,723	17,920,741	22,095,819	22,975,788
Total expenses	2,071,556	688,713	87,727	282,776	55,926	9,113,808	9,971,723	17,920,741	22,095,819	22,975,788
Net investment income (loss)	(2,019,487)	(162,302)	(68,194)	633,893	(54,180)	2,715,893	7,616,687	12,043,558	17,395,661	14,455,201

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	605,129	2,809,507	36,588	—	—	38,443,945	29,796,083	28,642,340	52,921,724	134,694,412
Investments	764,696	1,101,380	32,553	(3,957,318)	17,813	2,917,419	10,466,096	14,923,297	22,834,708	26,212,018
Net change in unrealized appreciation
(depreciation) on investments	4,503,186	(2,042,906)	(350,317)	(5,338,868)	84,517	(68,339,003)	(77,694,205)	(97,028,840)	(150,207,206)	(233,040,526)
Net realized and unrealized gain (loss)	5,873,011	1,867,981	(281,176)	(9,296,186)	102,330	(26,977,639)	(37,432,026)	(53,463,203)	(74,450,774)	(72,134,096)

Net increase (decrease) in net assets
from operations	$3,853,524	$1,705,679	$(349,370)	$(8,662,293)	$48,150	$(24,261,746)	$(29,815,339)	$(41,419,645)	$(57,055,113)	$(57,678,895)

See notes to the financial statements.
24

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$48,318,073	$67,201,948	$—	$—	$1,851,546	$—	$11,768,489	$45,037,580	$5,706,641	$—

Expenses
Asset-based charges (Note 3)	30,436,167	43,589,507	26,858	16,077,117	8,138,702	276,551	13,774,768	26,146,626	6,530,890	6,479,523
Total expenses	30,436,167	43,589,507	26,858	16,077,117	8,138,702	276,551	13,774,768	26,146,626	6,530,890	6,479,523
Net investment income (loss)	17,881,906	23,612,441	(26,858)	(16,077,117)	(6,287,156)	(276,551)	(2,006,279)	18,890,954	(824,249)	(6,479,523)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	158,586,599	177,730,043	—	148,033,158	33,403,383	371,161	17,222,011	4,176,966	3,876,277	8,975,668
Investments	32,990,929	39,485,826	(13,359)	23,974,314	6,838,498	(78,249)	8,921,588	67,707,263	(5,783,873)	11,835,824
Net change in unrealized appreciation
(depreciation) on investments	(284,998,440)	(340,602,382)	(125,882)	(224,842,450)	(97,214,175)	(1,272,687)	(46,429,750)	(179,235,977)	(22,931,708)	(35,049,334)
Net realized and unrealized gain (loss)	(93,420,912)	(123,386,513)	(139,241)	(52,834,978)	(56,972,294)	(979,775)	(20,286,151)	(107,351,748)	(24,839,304)	(14,237,842)

Net increase (decrease) in net assets
from operations	$(75,539,006)	$(99,774,072)	$(166,099)	$(68,912,095)	$(63,259,450)	$(1,256,326)	$(22,292,430)	$(88,460,794)	$(25,663,553)	$(20,717,365)

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
25

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$20,243,233	$8,762,570	$7,411,738	$6,486,841	$15,180,925	$71,281,822	$—	$3,674,517	$—	$12,438,366

Expenses
Asset-based charges (Note 3)	36,738,377	11,379,839	12,145,565	10,759,158	1,714,432	48,221,854	11,641,278	11,262,380	128,701	10,427,221
Total expenses	36,738,377	11,379,839	12,145,565	10,759,158	1,714,432	48,221,854	11,641,278	11,262,380	128,701	10,427,221
Net investment income (loss)	(16,495,144)	(2,617,269)	(4,733,827)	(4,272,317)	13,466,493	23,059,968	(11,641,278)	(7,587,863)	(128,701)	2,011,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	95,905,459	19,593,675	1,547,922	66,980,457	—	189,617,052	51,667,592	—	—	24,824,033
Investments	69,439,420	7,636,134	7,422,109	(3,176,887)	689,173	35,320,462	27,635,629	(38,619,674)	66,119	(20,275,696)
Net change in unrealized appreciation
(depreciation) on investments	(170,160,990)	(40,589,255)	(77,613,837)	(98,830,965)	(17,706,708)	(351,011,596)	(38,559,626)	(165,012,339)	523,988	(167,955,275)
Net realized and unrealized gain (loss)	(4,816,111)	(13,359,446)	(68,643,806)	(35,027,395)	(17,017,535)	(126,074,082)	40,743,595	(203,632,013)	590,107	(163,406,938)

Net increase (decrease) in net assets
from operations	$(21,311,255)	$(15,976,715)	$(73,377,633)	$(39,299,712)	$(3,551,042)	$(103,014,114)	$29,102,317	$(211,219,876)	$461,406	$(161,395,793)

See notes to the financial statements.
26

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Investment income
Dividends	$3,371,626	$3,785,790	$15,037,536	$5,274,883	$—	$2,380,512	$3,527,944	$23,384,873	$10,524,102	$59,288,180

Expenses
Asset-based charges (Note 3)	6,732,221	6,290,317	6,834,560	8,474,625	23,634	1,819,251	5,760,944	21,925,692	7,007,879	10,096,432
Total expenses	6,732,221	6,290,317	6,834,560	8,474,625	23,634	1,819,251	5,760,944	21,925,692	7,007,879	10,096,432
Net investment income (loss)	(3,360,595)	(2,504,527)	8,202,976	(3,199,742)	(23,634)	561,261	(2,233,000)	1,459,181	3,516,223	49,191,748

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	25,594,981	—	—	21,844,559	—	2,777,983	270,013	2,307,520	11,611,380	1,953,529
Investments	11,423,982	26,634,046	(3,469,802)	19,181,099	2,555	(3,487,367)	9,996,522	49,480,222	12,019,091	(10,108,421)
Net change in unrealized appreciation
(depreciation) on investments	(47,645,710)	(21,754,649)	(29,844,836)	(61,510,003)	92,202	(23,439,100)	(37,553,242)	(164,844,329)	(64,761,203)	(81,614,655)
Net realized and unrealized gain (loss)	(10,626,747)	4,879,397	(33,314,638)	(20,484,345)	94,757	(24,148,484)	(27,286,707)	(113,056,587)	(41,130,732)	(89,769,547)

Net increase (decrease) in net assets
from operations	$(13,987,342)	$2,374,870	$(25,111,662)	$(23,684,087)	$71,123	$(23,587,223)	$(29,519,707)	$(111,597,406)	$(37,614,509)	$(40,577,799)

(a) Commencement of operations September 28, 2015.

See notes to the financial statements.
27

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Investment income
Dividends	$74,892,066	$4,577,588	$20,763,763	$18,262,660	$—	$4,023,188	$—	$—	$37,618,993	$13,400,872

Expenses
Asset-based charges (Note 3)	27,033,731	6,969,501	9,113,393	12,617,691	2,414,935	10,686,918	5,001,732	30,069	19,735,418	9,987,947
Total expenses	27,033,731	6,969,501	9,113,393	12,617,691	2,414,935	10,686,918	5,001,732	30,069	19,735,418	9,987,947
Net investment income (loss)	47,858,335	(2,391,913)	11,650,370	5,644,969	(2,414,935)	(6,663,730)	(5,001,732)	(30,069)	17,883,575	3,412,925

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	31,487,009	26,924,457	—	—	59,466,070	30,422,029	—	79,340,134	—
Investments	11,224,706	6,066,207	22,303,499	(4,219,881)	(13,902,054)	(6,432,300)	9,665,614	(146,507)	32,579,169	12,258,223
Net change in unrealized appreciation
(depreciation) on investments	(224,402,889)	(30,115,274)	(98,658,082)	(11,746,662)	(8,239,766)	(123,209,008)	(47,091,353)	(389,658)	(170,519,272)	(47,406,638)
Net realized and unrealized gain (loss)	(213,178,183)	7,437,942	(49,430,126)	(15,966,543)	(22,141,820)	(70,175,238)	(7,003,710)	(536,165)	(58,599,969)	(35,148,415)

Net increase (decrease) in net assets
from operations	$(165,319,848)	$5,046,029	$(37,779,756)	$(10,321,574)	$(24,556,755)	$(76,838,968)	$(12,005,442)	$(566,234)	$(40,716,394)	$(31,735,490)

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
28

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Investment income
Dividends	$—	$1,005,224	$—	$17,719,837	$—	$16,498,866	$13,164,996	$7,648,747	$14,298,398	$352,768

Expenses
Asset-based charges (Note 3)	8,326,001	4,477,150	11,740,742	37,824,584	13,445,634	10,275,600	6,163,256	5,627,055	10,243,834	1,120,159
Total expenses	8,326,001	4,477,150	11,740,742	37,824,584	13,445,634	10,275,600	6,163,256	5,627,055	10,243,834	1,120,159
Net investment income (loss)	(8,326,001)	(3,471,926)	(11,740,742)	(20,104,747)	(13,445,634)	6,223,266	7,001,740	2,021,692	4,054,564	(767,391)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	68,116,220	8,231,902	55,036,641	131,690,879	112,044,018	—	4,268,105	9,355,254	2,126,445	19,794,382
Investments	5,372,933	14,625,348	19,955,383	28,955,255	28,097,401	(3,815,542)	(15,918,259)	14,698,966	(2,782,416)	(36,400,223)
Net change in unrealized appreciation
(depreciation) on investments	(45,707,000)	(51,428,853)	(112,032,667)	(416,854,786)	(137,027,460)	(10,997,571)	(88,341,288)	(40,214,748)	(15,673,443)	8,792,174
Net realized and unrealized gain (loss)	27,782,153	(28,571,603)	(37,040,643)	(256,208,652)	3,113,959	(14,813,113)	(99,991,442)	(16,160,528)	(16,329,414)	(7,813,667)

Net increase (decrease) in net assets
from operations	$19,456,152	$(32,043,529)	$(48,781,385)	$(276,313,399)	$(10,331,675)	$(8,589,847)	$(92,989,702)	$(14,138,836)	$(12,274,850)	$(8,581,058)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
29

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$8,217,133	$7,159,842	$—	$12,629,797	$22,602,347	$4,412,395	$13,518,557	$51,519,944	$7,431,721	$548,623

Expenses
Asset-based charges (Note 3)	7,393,370	5,461,674	176,650	10,153,981	14,047,463	2,782,427	20,834,388	49,281,867	18,074,660	465,908
Total expenses	7,393,370	5,461,674	176,650	10,153,981	14,047,463	2,782,427	20,834,388	49,281,867	18,074,660	465,908
Net investment income (loss)	823,763	1,698,168	(176,650)	2,475,816	8,554,884	1,629,968	(7,315,831)	2,238,077	(10,642,939)	82,715

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	9,459,038	—	25,206,224	—	7,246,059	106,297,414	48,620,754	130,779,811	220,359
Investments	(12,607,848)	(5,480,031)	(1,740,731)	17,337,669	5,260,714	(555,006)	40,493,013	152,134,270	45,448,284	334,423
Net change in unrealized appreciation
(depreciation) on investments	(81,199,435)	(33,125,217)	5,342,821	(65,815,227)	(47,733,876)	(12,797,038)	(207,600,679)	(229,359,022)	(242,768,244)	(4,108,706)
Net realized and unrealized gain (loss)	(93,807,283)	(29,146,210)	3,602,090	(23,271,334)	(42,473,162)	(6,105,985)	(60,810,252)	(28,603,998)	(66,540,149)	(3,553,924)

Net increase (decrease) in net assets
from operations	$(92,983,520)	$(27,448,042)	$3,425,440	$(20,795,518)	$(33,918,278)	$(4,476,017)	$(68,126,083)	$(26,365,921)	$(77,183,088)	$(3,471,209)

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
30

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$5,689,924	$—	$7,823,224	$43,993,426	$91,597,250	$45,787,754

Expenses
Asset-based charges (Note 3)	3,536,403	426,204	1,482,914	1,440,905	5,845,194	15,449	12,729,503	18,040,002	46,294,963	16,688,756
Total expenses	3,536,403	426,204	1,482,914	1,440,905	5,845,194	15,449	12,729,503	18,040,002	46,294,963	16,688,756
Net investment income (loss)	(3,536,403)	(426,204)	(1,482,914)	(1,440,905)	(155,270)	(15,449)	(4,906,279)	25,953,424	45,302,287	29,098,998

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	4,268,522	6,218,690	—	23,606,469	—	58,012,529	—
Investments	(3,334,094)	(569,907)	(1,183,771)	6,864	1,349,123	(112,925)	27,764,494	(52,835,949)	(7,931,743)	(4,492,652)
Net change in unrealized appreciation
(depreciation) on investments	(24,699,563)	(3,247,664)	(13,147,171)	(9,686,805)	(19,106,787)	(130,222)	(44,081,223)	(27,634,805)	(128,512,106)	(58,225,182)
Net realized and unrealized gain (loss)	(28,033,657)	(3,817,571)	(14,330,942)	(5,411,419)	(11,538,974)	(243,147)	7,289,740	(80,470,754)	(78,431,320)	(62,717,834)

Net increase (decrease) in net assets
from operations	$(31,570,060)	$(4,243,775)	$(15,813,856)	$(6,852,324)	$(11,694,244)	$(258,596)	$2,383,461	$(54,517,330)	$(33,129,033)	$(33,618,836)

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
31

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Investment income
Dividends	$90,073,546	$2,188,735	$1,856,476	$—	$27,937,442	$286,529,270	$7,276,428	$52,064,338	$147,608	$10,536,086

Expenses
Asset-based charges (Note 3)	22,765,756	4,239,707	4,695,378	2,618,956	6,467,868	76,323,846	13,536,770	31,968,382	141,269	15,138,052
Total expenses	22,765,756	4,239,707	4,695,378	2,618,956	6,467,868	76,323,846	13,536,770	31,968,382	141,269	15,138,052
Net investment income (loss)	67,307,790	(2,050,972)	(2,838,902)	(2,618,956)	21,469,574	210,205,424	(6,260,342)	20,095,956	6,339	(4,601,966)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,059,226	38,348,663	22,490,395	—	24,280,591	228,279,856	96,815,408	122,931,480	—	113,244,816
Investments	(70,682,017)	8,932,864	(4,570,193)	9,190,736	9,445,361	137,545,234	25,207,352	68,456,690	(131,729)	9,883,104
Net change in unrealized appreciation
(depreciation) on investments	(124,227,701)	(75,281,060)	(38,535,835)	(24,727,169)	(62,757,137)	(928,857,155)	(128,732,964)	(233,348,957)	(1,371,760)	(280,369,022)
Net realized and unrealized gain (loss)	(191,850,492)	(27,999,533)	(20,615,633)	(15,536,433)	(29,031,185)	(563,032,065)	(6,710,204)	(41,960,787)	(1,503,489)	(157,241,102)

Net increase (decrease) in net assets
from operations	$(124,542,702)	$(30,050,505)	$(23,454,535)	$(18,155,389)	$(7,561,611)	$(352,826,641)	$(12,970,546)	$(21,864,831)	$(1,497,150)	$(161,843,068)

See notes to the financial statements.
32

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Investment income
Dividends	$—	$—	$—	$—	$—	$313,950	$6,965,092	$—	$—	$—

Expenses
Asset-based charges (Note 3)	24,006,905	22,065,687	67,538,813	45,392,665	84,717,517	2,645,234	7,934,102	258,279	39,826,095	42,537,018
Total expenses	24,006,905	22,065,687	67,538,813	45,392,665	84,717,517	2,645,234	7,934,102	258,279	39,826,095	42,537,018
Net investment income (loss)	(24,006,905)	(22,065,687)	(67,538,813)	(45,392,665)	(84,717,517)	(2,331,284)	(969,010)	(258,279)	(39,826,095)	(42,537,018)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	3,083,330	57,857,994	—	223,091,143	266,788,711
Investments	52,542,106	21,556,514	136,255,390	60,428,989	141,265,243	(2,249,589)	(3,418,369)	(61,394)	106,656,092	94,592,912
Net change in unrealized appreciation
(depreciation) on investments	(58,037,156)	(42,706,851)	(145,261,787)	(93,541,429)	(182,512,868)	(30,081,139)	(103,664,461)	(121,498)	(76,068,525)	(197,307,497)
Net realized and unrealized gain (loss)	(5,495,050)	(21,150,337)	(9,006,397)	(33,112,440)	(41,247,625)	(29,247,398)	(49,224,836)	(182,892)	253,678,710	164,074,126

Net increase (decrease) in net assets
from operations	$(29,501,955)	$(43,216,024)	$(76,545,210)	$(78,505,105)	$(125,965,142)	$(31,578,682)	$(50,193,846)	$(441,171)	$213,852,615	$121,537,108

See notes to the financial statements.
33

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Investment income
Dividends	$8,229,108	$10,617,898	$—	$55,289,048	$11,723	$9,314,653	$23,156,764	$3,974,783	$3,516,108	$—

Expenses
Asset-based charges (Note 3)	11,925,467	18,546,479	11,212	61,220,334	19,040,469	9,366,159	8,400,625	1,692,801	9,873,712	8,175,890
Total expenses	11,925,467	18,546,479	11,212	61,220,334	19,040,469	9,366,159	8,400,625	1,692,801	9,873,712	8,175,890
Net investment income (loss)	(3,696,359)	(7,928,581)	(11,212)	(5,931,286)	(19,028,746)	(51,506)	14,756,139	2,281,982	(6,357,604)	(8,175,890)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	101,886,049	—	184,243,694	5,861	67,238,803	158,113,381	3,371,486	60,684,604	—
Investments	(2,982,166)	46,233,558	(9,596)	84,853,187	—	22,545,777	(151,980,966)	4,310,343	29,278,805	47,025,010
Net change in unrealized appreciation
(depreciation) on investments	(2,907,875)	(183,188,463)	(54,518)	(369,302,738)	—	(118,999,008)	(79,618,743)	(8,542,513)	(66,757,782)	(50,672,504)
Net realized and unrealized gain (loss)	(5,890,041)	(35,068,856)	(64,114)	(100,205,857)	5,861	(29,214,428)	(73,486,328)	(860,684)	23,205,627	(3,647,494)

Net increase (decrease) in net assets
from operations	$(9,586,400)	$(42,997,437)	$(75,326)	$(106,137,143)	$(19,022,885)	$(29,265,934)	$(58,730,189)	$1,421,298	$16,848,023	$(11,823,384)

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
34

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Investment income
Dividends	$6,729,267	$—	$11,715,793	$79,020,696	$—	$4,284,201	$19,257,460	$7,779,506	$8,416,529	$6,432,786

Expenses
Asset-based charges (Note 3)	8,612,988	6,130,836	37,764,268	44,466,697	1,894,538	11,563,315	17,648,943	8,157,555	5,068,616	14,931,094
Total expenses	8,612,988	6,130,836	37,764,268	44,466,697	1,894,538	11,563,315	17,648,943	8,157,555	5,068,616	14,931,094
Net investment income (loss)	(1,883,721)	(6,130,836)	(26,048,475)	34,553,999	(1,894,538)	(7,279,114)	1,608,517	(378,049)	3,347,913	(8,498,308)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	30,600,545	—	104,804,227	—	—	97,092,090	32,640,393	212,512,906	121,317,190	77,810,775
Investments	25,222,172	29,273,947	108,012,960	129,475,487	86,658,872	31,627,009	(38,284,161)	(11,096,106)	(4,418,618)	42,538,572
Net change in unrealized appreciation
(depreciation) on investments	(74,526,211)	(64,223,554)	(121,622,288)	(315,049,099)	(70,013,464)	(122,014,824)	(330,544,866)	(268,302,996)	(143,719,970)	(88,434,617)
Net realized and unrealized gain (loss)	(18,703,494)	(34,949,607)	91,194,899	(185,573,612)	16,645,408	6,704,275	(336,188,634)	(66,886,196)	(26,821,398)	31,914,730

Net increase (decrease) in net assets
from operations	$(20,587,215)	$(41,080,443)	$65,146,424	$(151,019,613)	$14,750,870	$(574,839)	$(334,580,117)	$(67,264,245)	$(23,473,485)	$23,416,422

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
35

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Investment income
Dividends	$—	$935,444

Expenses
Asset-based charges (Note 3)	1,948,922	177,756
Total expenses	1,948,922	177,756
Net investment income (loss)	(1,948,922)	757,688

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	19,665
Investments	49,185,819	(27,477)
Net change in unrealized appreciation
(depreciation) on investments	(47,816,525)	(1,436,262)
Net realized and unrealized gain (loss)	1,369,294	(1,444,074)

Net increase (decrease) in net assets
from operations	$(579,628)	$(686,386)

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
36

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$290,025	$1,395,987	$1,791,720	$14,324	$61,640	$80,974	$440,388	$1,060,066	$2,366,847	$405,839
Net realized gain (loss) on investments	1,050,931	1,800,022	8,711,461	(171,251)	92,334	(240,045)	(10,317)	8,286,634	24,223,702	16,398,948
Net change in unrealized appreciation
(depreciation) on investments	(265,790)	66,980	(5,604,255)	181,175	236,732	452,303	198,214	(5,054,300)	(10,860,176)	(10,237,793)
Net increase (decrease) in net assets
from operations	1,075,166	3,262,989	4,898,926	24,248	390,706	293,232	628,285	4,292,400	15,730,373	6,566,994

Contract transactions [1]
Purchase payments (Note 4)	3,268,188	7,631,221	5,674,014	1,237,870	722,761	1,307,742	3,220,508	4,308,130	13,990,909	14,668,420
Surrenders and terminations	(643,061)	(1,526,318)	(1,616,943)	(107,858)	(66,538)	(103,364)	(746,796)	(1,587,777)	(4,628,682)	(6,259,014)
Transfers between Investment Divisions	(37,993,122)	(113,532,591)	(133,254,689)	(5,812,769)	(8,773,820)	(11,774,437)	(40,735,195)	(99,135,643)	(312,494,659)	(259,050,015)
Contract owner charges (Note 3)	(4,646)	(33,550)	(49,212)	(264)	(1,111)	(1,508)	(14,216)	(24,512)	(91,171)	(92,055)
Net increase (decrease) in net assets from
contract transactions	(35,372,641)	(107,461,238)	(129,246,830)	(4,683,021)	(8,118,708)	(10,571,567)	(38,275,699)	(96,439,802)	(303,223,603)	(250,732,664)

Net increase (decrease) in net assets	(34,297,475)	(104,198,249)	(124,347,904)	(4,658,773)	(7,728,002)	(10,278,335)	(37,647,414)	(92,147,402)	(287,493,230)	(244,165,670)

Net assets beginning of period	34,297,475	104,198,249	124,347,904	4,658,773	7,728,002	10,278,335	37,647,414	92,147,402	287,493,230	244,165,670

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	3,443,968	10,191,728	11,019,441	493,681	797,648	1,079,686	3,864,800	7,728,797	24,365,554	23,213,843

Units Issued	397,935	939,098	655,439	203,707	115,847	163,725	592,395	479,847	1,833,769	1,959,399
Units Redeemed	(3,841,903)	(11,130,826)	(11,674,880)	(697,388)	(913,495)	(1,243,411)	(4,457,195)	(8,208,644)	(26,199,323)	(25,173,242)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.
See notes to the financial statements.
37

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(185,456)	$3,889,181	$(4,999)	$(4,176)	$(13,394)	$40,838	$(208,758)	$(10,033)	$479,500	$488,918
Net realized gain (loss) on investments	(1,102,448)	5,202,754	(405,221)	125,757	(332,031)	179,820	(291,890)	(511,193)	(865,121)	7,507,325
Net change in unrealized appreciation
(depreciation) on investments	3,123,663	(6,488,403)	346,022	289,643	230,235	280,738	366,004	730,486	565,536	(27,381,944)
Net increase (decrease) in net assets
from operations	1,835,759	2,603,532	(64,198)	411,224	(115,190)	501,396	(134,644)	209,260	179,915	(19,385,701)

Contract transactions [1]
Purchase payments (Note 4)	4,858,544	14,737,730	148,500	340,649	462,788	1,638,079	2,087,074	336,646	979,617	62,174,812
Surrenders and terminations	(1,486,771)	(4,480,988)	(13,459)	(21,499)	(83,958)	(105,219)	(1,512,634)	(44,225)	(1,185,249)	(24,946,224)
Transfers between Investment Divisions	(62,719,237)	(186,613,620)	(1,698,493)	(4,084,207)	(4,155,869)	(9,587,527)	(65,832,508)	(2,920,696)	(14,917,875)	97,971,009
Contract owner charges (Note 3)	(44,578)	(53,735)	(444)	(622)	(261)	(1,377)	(18,055)	(2,058)	(1,940)	(410,114)
Net increase (decrease) in net assets from
contract transactions	(59,392,042)	(176,410,613)	(1,563,896)	(3,765,679)	(3,777,300)	(8,056,044)	(65,276,123)	(2,630,333)	(15,125,447)	134,789,483

Net increase (decrease) in net assets	(57,556,283)	(173,807,081)	(1,628,094)	(3,354,455)	(3,892,490)	(7,554,648)	(65,410,767)	(2,421,073)	(14,945,532)	115,403,782

Net assets beginning of period	57,556,283	173,807,081	1,628,094	3,354,455	3,892,490	7,554,648	65,410,767	2,421,073	14,945,532	330,092,913

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,376,923	15,761,871	235,196	362,779	422,742	817,055	6,716,067	325,423	1,598,506	31,304,731

Units Issued	625,953	2,029,060	93,574	151,944	149,745	267,282	320,113	222,178	285,542	21,751,519
Units Redeemed	(7,002,876)	(17,790,931)	(328,770)	(514,723)	(572,487)	(1,084,337)	(7,036,180)	(547,601)	(1,884,048)	(9,629,107)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	43,427,143

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
38

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$89,202	$1,019,234	$159,871	$87,429	$1,065,465	$(43,686)	$573,819	$1,957,527	$1,766,665	$(43,007)
Net realized gain (loss) on investments	1,294,891	8,218,216	(728,384)	(448,300)	5,851,192	294,617	6,717,411	10,020,541	15,513,167	(136,455)
Net change in unrealized appreciation
(depreciation) on investments	(4,975,641)	(11,184,480)	(4,485,376)	(2,430,327)	(12,777,498)	(2,630,239)	(18,394,009)	(22,347,656)	(50,635,969)	(1,143,922)
Net increase (decrease) in net assets
from operations	(3,591,548)	(1,947,030)	(5,053,889)	(2,791,198)	(5,860,841)	(2,379,308)	(11,102,779)	(10,369,588)	(33,356,137)	(1,323,384)

Contract transactions [1]
Purchase payments (Note 4)	42,766,278	13,999,809	6,917,966	10,695,472	92,539,647	8,002,742	39,745,985	104,633,307	150,576,092	2,089,175
Surrenders and terminations	(10,853,587)	(4,705,781)	(3,234,974)	(6,200,349)	(6,031,758)	(3,318,299)	(5,903,668)	(24,037,513)	(36,109,235)	(506,707)
Transfers between Investment Divisions	(3,576,712)	(4,640,783)	(60,642,657)	25,830,638	3,753,547	(4,705,607)	83,446,611	(6,015,673)	255,468,140	(2,139,105)
Contract owner charges (Note 3)	(96,295)	(67,477)	(31,044)	(60,339)	(221,443)	(31,662)	(175,146)	(294,717)	(570,204)	(4,113)
Net increase (decrease) in net assets from
contract transactions	28,239,684	4,585,768	(56,990,709)	30,265,422	90,039,993	(52,826)	117,113,782	74,285,404	369,364,793	(560,750)

Net increase (decrease) in net assets	24,648,136	2,638,738	(62,044,598)	27,474,224	84,179,152	(2,432,134)	106,011,003	63,915,816	336,008,656	(1,884,134)

Net assets beginning of period	97,608,053	78,822,197	62,044,598	44,387,395	156,054,897	47,997,450	113,731,523	334,274,451	476,810,694	10,920,077

Net assets end of period	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943

[1] Contract unit transactions
Units Outstanding at December 31, 2014	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	4,914,300	9,114,335	28,147,630	40,122,145	1,141,507

Units Issued	6,300,759	1,571,859	868,056	6,156,230	11,200,698	1,581,601	11,586,142	12,465,273	40,725,915	396,896
Units Redeemed	(3,687,504)	(1,236,520)	(5,676,977)	(3,116,880)	(3,300,668)	(1,590,065)	(2,672,557)	(6,270,194)	(10,813,440)	(459,943)

Units Outstanding at December 31, 2015	11,686,380	6,203,394	—	7,566,663	21,832,192	4,905,836	18,027,920	34,342,709	70,034,620	1,078,460

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
39

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$97,263	$171,457	$81,746	$(354,134)	$(597,531)	$9,658,880	$2,774,155	$(367,862)	$2,787,801	$1,816,949
Net realized gain (loss) on investments	914,283	3,807,077	3,148,140	2,022,823	6,999,489	10,093,721	431,595	12,674,060	438,495	133,621
Net change in unrealized appreciation
(depreciation) on investments	(1,732,902)	(5,995,350)	(5,555,544)	(571,021)	(1,224,455)	(23,456,198)	(5,068,028)	(14,563,546)	(4,472,357)	(2,002,409)
Net increase (decrease) in net assets
from operations	(721,356)	(2,016,816)	(2,325,658)	1,097,668	5,177,503	(3,703,597)	(1,862,278)	(2,257,348)	(1,246,061)	(51,839)

Contract transactions [1]
Purchase payments (Note 4)	23,482,407	42,384,860	53,576,136	34,430,350	58,601,363	12,284,999	16,096,519	9,391,826	100,974,637	11,464,768
Surrenders and terminations	(3,617,471)	(4,277,369)	(7,927,548)	(2,374,871)	(4,705,089)	(1,467,585)	(5,987,697)	(1,573,746)	(9,407,405)	(1,254,800)
Transfers between Investment Divisions	10,380,253	85,129	22,524,905	26,899,425	15,503,797	(1,071,271)	5,029,823	(3,170,340)	206,411,743	9,912,693
Contract owner charges (Note 3)	(30,454)	(86,505)	(105,951)	(28,665)	(68,605)	(13,877)	(33,637)	(26,161)	(394,511)	(10,165)
Net increase (decrease) in net assets from
contract transactions	30,214,735	38,106,115	68,067,542	58,926,239	69,331,466	9,732,266	15,105,008	4,621,579	297,584,464	20,112,496

Net increase (decrease) in net assets	29,493,379	36,089,299	65,741,884	60,023,907	74,508,969	6,028,669	13,242,730	2,364,231	296,338,403	20,060,657

Net assets beginning of period	45,819,993	98,242,884	109,627,946	31,091,576	98,155,499	19,064,846	53,933,018	33,714,578	68,288,775	14,150,165

Net assets end of period	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,083,257	7,688,178	9,032,517	2,806,805	6,775,230	1,779,738	5,373,142	2,330,957	6,500,383	1,444,896

Units Issued	3,957,234	4,700,514	6,989,855	6,380,308	7,013,383	2,276,827	4,159,332	1,157,339	32,369,302	3,046,849
Units Redeemed	(1,273,780)	(1,766,840)	(1,447,318)	(1,394,466)	(2,475,638)	(1,418,137)	(2,678,242)	(840,575)	(4,225,467)	(1,031,536)

Units Outstanding at December 31, 2015	6,766,711	10,621,852	14,575,054	7,792,647	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209

See notes to the financial statements.
40

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$194,915	$971,578	$725,443	$14,531	$2,799,011	$87,187	$(51,860)	$131,749	$655,591	$391,506
Net realized gain (loss) on investments	56,203	3,240,613	(19,560,112)	101,192	8,545,022	6,893	(552,650)	(1,017,617)	354,788	(278,516)
Net change in unrealized appreciation
(depreciation) on investments	(2,029,808)	(9,799,403)	11,803,867	(501,187)	(14,271,384)	(36,260)	(988,980)	(5,023,380)	(2,388,476)	(848,000)
Net increase (decrease) in net assets
from operations	(1,778,690)	(5,587,212)	(7,030,802)	(385,464)	(2,927,351)	57,820	(1,593,490)	(5,909,248)	(1,378,097)	(735,010)

Contract transactions [1]
Purchase payments (Note 4)	7,936,431	31,808,614	6,165,377	14,957,056	4,291,953	1,671,732	3,050,281	9,896,584	20,436,233	3,560,756
Surrenders and terminations	(1,975,232)	(7,893,795)	(988,184)	(928,244)	(1,382,954)	(655,635)	(162,467)	(5,886,245)	(3,053,095)	(1,374,945)
Transfers between Investment Divisions	(2,767,887)	(3,968,352)	(24,936,527)	15,689,105	(1,537,046)	(3,174,476)	866,277	38,794,722	9,236,842	(110,370)
Contract owner charges (Note 3)	(27,957)	(87,813)	(14,920)	(5,541)	(7,093)	(10,822)	(3,541)	(80,356)	(44,363)	(5,944)
Net increase (decrease) in net assets from
contract transactions	3,165,355	19,858,654	(19,774,254)	29,712,376	1,364,860	(2,169,201)	3,750,550	42,724,705	26,575,617	2,069,497

Net increase (decrease) in net assets	1,386,665	14,271,442	(26,805,056)	29,326,912	(1,562,491)	(2,111,381)	2,157,060	36,815,457	25,197,520	1,334,487

Net assets beginning of period	26,393,402	106,384,844	26,805,056	14,612,567	17,185,260	14,461,446	3,124,236	64,332,150	34,347,229	12,692,879

Net assets end of period	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,941,644	8,696,399	3,615,543	1,300,096	1,674,567	1,447,645	406,539	6,324,371	3,137,658	1,290,169

Units Issued	1,031,906	4,246,633	1,647,521	3,151,768	933,922	359,893	975,153	7,621,725	3,964,915	786,402
Units Redeemed	(800,484)	(2,647,235)	(5,263,064)	(670,887)	(800,917)	(582,015)	(455,237)	(3,594,295)	(1,533,124)	(579,515)

Units Outstanding at December 31, 2015	2,173,066	10,295,797	—	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449	1,497,056

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
41

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(2,019,487)	$(162,302)	$(68,194)	$633,893	$(54,180)	$2,715,893	$7,616,687	$12,043,558	$17,395,661	$14,455,201
Net realized gain (loss) on investments	1,369,825	3,910,887	69,141	(3,957,318)	17,813	41,361,364	40,262,179	43,565,637	75,756,432	160,906,430
Net change in unrealized appreciation
(depreciation) on investments	4,503,186	(2,042,906)	(350,317)	(5,338,868)	84,517	(68,339,003)	(77,694,205)	(97,028,840)	(150,207,206)	(233,040,526)
Net increase (decrease) in net assets
from operations	3,853,524	1,705,679	(349,370)	(8,662,293)	48,150	(24,261,746)	(29,815,339)	(41,419,645)	(57,055,113)	(57,678,895)

Contract transactions [1]
Purchase payments (Note 4)	168,940,557	12,034,089	5,690,210	6,303,198	3,635,305	16,388,203	120,768,921	135,540,656	209,734,845	102,845,233
Surrenders and terminations	(9,438,897)	(4,083,146)	(258,203)	(1,458,680)	(386,984)	(43,017,275)	(30,181,868)	(65,490,277)	(68,927,450)	(78,212,094)
Transfers between Investment Divisions	130,911,245	53,963,028	(23,254)	2,290,186	1,739,501	54,103,710	10,850,522	15,204,997	68,270,397	(95,779,293)
Contract owner charges (Note 3)	(66,675)	(53,652)	(7,435)	(20,698)	(4,570)	(7,322,087)	(8,938,823)	(15,950,352)	(20,035,458)	(22,235,180)
Net increase (decrease) in net assets from
contract transactions	290,346,230	61,860,319	5,401,318	7,114,006	4,983,252	20,152,551	92,498,752	69,305,024	189,042,334	(93,381,334)

Net increase (decrease) in net assets	294,199,754	63,565,998	5,051,948	(1,548,287)	5,031,402	(4,109,195)	62,683,413	27,885,379	131,987,221	(151,060,229)

Net assets beginning of period	84,807,913	46,574,786	6,295,278	26,144,536	3,201,218	622,021,169	650,863,142	1,200,467,262	1,472,585,837	1,687,365,975

Net assets end of period	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,296,879	2,912,870	561,689	6,071,306	311,359	35,831,091	55,249,480	92,418,358	116,853,478	100,923,610

Units Issued	26,274,469	5,456,837	748,416	4,461,904	645,975	9,281,377	17,204,230	19,824,331	32,824,278	11,543,546
Units Redeemed	(2,037,140)	(1,289,019)	(273,015)	(2,670,798)	(192,844)	(8,577,784)	(9,431,600)	(14,650,301)	(18,017,744)	(17,186,109)

Units Outstanding at December 31, 2015	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684	63,022,110	97,592,388	131,660,012	95,281,047

See notes to the financial statements.
42

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$17,881,906	$23,612,441	$(26,858)	$(16,077,117)	$(6,287,156)	$(276,551)	$(2,006,279)	$18,890,954	$(824,249)	$(6,479,523)
Net realized gain (loss) on investments	191,577,528	217,215,869	(13,359)	172,007,472	40,241,881	292,912	26,143,599	71,884,229	(1,907,596)	20,811,492
Net change in unrealized appreciation
(depreciation) on investments	(284,998,440)	(340,602,382)	(125,882)	(224,842,450)	(97,214,175)	(1,272,687)	(46,429,750)	(179,235,977)	(22,931,708)	(35,049,334)
Net increase (decrease) in net assets
from operations	(75,539,006)	(99,774,072)	(166,099)	(68,912,095)	(63,259,450)	(1,256,326)	(22,292,430)	(88,460,794)	(25,663,553)	(20,717,365)

Contract transactions [1]
Purchase payments (Note 4)	128,112,009	184,027,415	4,403,992	98,394,212	68,504,704	14,310,675	249,497,853	320,035,067	42,946,715	78,072,407
Surrenders and terminations	(95,458,479)	(137,887,807)	(90,254)	(52,427,105)	(27,969,943)	(885,852)	(48,374,691)	(78,322,656)	(24,453,258)	(18,183,462)
Transfers between Investment Divisions	(234,493,518)	(325,445,003)	2,081,759	(59,365,022)	(47,966,738)	894,354	202,336,259	(49,232,900)	(37,103,934)	81,890,050
Contract owner charges (Note 3)	(28,754,961)	(40,282,353)	(278)	(13,170,755)	(6,346,976)	(14,960)	(11,531,647)	(22,560,149)	(5,409,136)	(5,662,507)
Net increase (decrease) in net assets from
contract transactions	(230,594,949)	(319,587,748)	6,395,219	(26,568,670)	(13,778,953)	14,304,217	391,927,774	169,919,362	(24,019,613)	136,116,488

Net increase (decrease) in net assets	(306,133,955)	(419,361,820)	6,229,120	(95,480,765)	(77,038,403)	13,047,891	369,635,344	81,458,568	(49,683,166)	115,399,123

Net assets beginning of period	2,248,151,281	3,167,812,442	—	1,096,100,961	590,902,519	18,690,010	749,736,556	1,747,476,624	467,955,526	370,904,900

Net assets end of period	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023

[1] Contract unit transactions
Units Outstanding at December 31, 2014	131,465,268	185,952,874	—	28,001,847	31,963,880	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706

Units Issued	12,190,072	19,171,059	782,331	6,113,005	7,971,278	2,260,844	45,173,200	31,684,941	8,780,180	17,924,156
Units Redeemed	(25,822,180)	(38,121,288)	(126,885)	(7,003,617)	(8,881,747)	(895,901)	(13,028,036)	(21,452,460)	(11,168,882)	(8,421,293)

Units Outstanding at December 31, 2015	117,833,160	167,002,645	655,446	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726	38,258,569

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
43

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(16,495,144)	$(2,617,269)	$(4,733,827)	$(4,272,317)	$13,466,493	$23,059,968	$(11,641,278)	$(7,587,863)	$(128,701)	$2,011,145
Net realized gain (loss) on investments	165,344,879	27,229,809	8,970,031	63,803,570	689,173	224,937,514	79,303,221	(38,619,674)	66,119	4,548,337
Net change in unrealized appreciation
(depreciation) on investments	(170,160,990)	(40,589,255)	(77,613,837)	(98,830,965)	(17,706,708)	(351,011,596)	(38,559,626)	(165,012,339)	523,988	(167,955,275)
Net increase (decrease) in net assets
from operations	(21,311,255)	(15,976,715)	(73,377,633)	(39,299,712)	(3,551,042)	(103,014,114)	29,102,317	(211,219,876)	461,406	(161,395,793)

Contract transactions [1]
Purchase payments (Note 4)	681,715,263	257,168,020	204,203,420	104,529,262	45,561,577	569,343,028	114,310,130	63,127,587	8,976,410	137,007,141
Surrenders and terminations	(112,407,485)	(26,370,207)	(32,681,260)	(27,936,948)	(8,616,295)	(145,353,979)	(47,037,460)	(45,777,991)	(551,071)	(33,259,861)
Transfers between Investment Divisions	63,770,944	95,780,844	158,702,557	30,570,185	65,115,717	(36,810,731)	173,463,729	20,003,325	16,109,849	(170,131,055)
Contract owner charges (Note 3)	(30,247,593)	(10,058,598)	(9,705,055)	(9,422,062)	(274,660)	(41,038,130)	(8,892,594)	(9,169,053)	(5,166)	(7,528,152)
Net increase (decrease) in net assets from
contract transactions	602,831,129	316,520,059	320,519,662	97,740,437	101,786,339	346,140,188	231,843,805	28,183,868	24,530,022	(73,911,927)

Net increase (decrease) in net assets	581,519,874	300,543,344	247,142,029	58,440,725	98,235,297	243,126,074	260,946,122	(183,036,008)	24,991,428	(235,307,720)

Net assets beginning of period	2,316,145,307	640,593,136	679,178,639	701,140,608	99,749,786	3,274,351,419	693,280,625	843,027,945	3,303,299	853,801,352

Net assets end of period	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632

[1] Contract unit transactions
Units Outstanding at December 31, 2014	141,489,304	50,702,870	56,638,167	64,512,396	8,855,498	273,649,060	17,193,000	90,487,551	336,044	54,690,829

Units Issued	59,358,073	33,931,499	39,443,127	20,483,230	11,906,653	72,463,037	9,515,177	27,122,938	2,757,386	16,822,711
Units Redeemed	(23,363,048)	(9,402,183)	(13,844,070)	(11,525,196)	(3,346,382)	(44,221,967)	(4,209,173)	(23,664,716)	(349,382)	(22,268,119)

Units Outstanding at December 31, 2015	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130	22,499,004	93,945,773	2,744,048	49,245,421

See notes to the financial statements.
44

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(3,360,595)	$(2,504,527)	$8,202,976	$(3,199,742)	$(23,634)	$561,261	$(2,233,000)	$1,459,181	$3,516,223	$49,191,748
Net realized gain (loss) on investments	37,018,963	26,634,046	(3,469,802)	41,025,658	2,555	(709,384)	10,266,535	51,787,742	23,630,471	(8,154,892)
Net change in unrealized appreciation
(depreciation) on investments	(47,645,710)	(21,754,649)	(29,844,836)	(61,510,003)	92,202	(23,439,100)	(37,553,242)	(164,844,329)	(64,761,203)	(81,614,655)
Net increase (decrease) in net assets
from operations	(13,987,342)	2,374,870	(25,111,662)	(23,684,087)	71,123	(23,587,223)	(29,519,707)	(111,597,406)	(37,614,509)	(40,577,799)

Contract transactions [1]
Purchase payments (Note 4)	33,332,045	32,369,531	48,671,512	102,020,442	2,033,047	12,390,820	43,948,359	97,724,518	54,745,271	109,520,279
Surrenders and terminations	(31,283,089)	(25,600,159)	(27,038,427)	(30,413,780)	(106,661)	(5,890,097)	(20,888,391)	(114,743,263)	(24,913,494)	(37,938,626)
Transfers between Investment Divisions	1,889,047	17,393,508	15,006,495	4,057,351	14,150,102	(9,472,081)	(3,952,830)	(70,771,224)	(78,955,938)	(79,888,687)
Contract owner charges (Note 3)	(4,955,160)	(4,343,216)	(5,063,587)	(6,354,798)	(820)	(1,525,492)	(4,789,064)	(17,527,619)	(5,808,203)	(7,196,496)
Net increase (decrease) in net assets from
contract transactions	(1,017,157)	19,819,664	31,575,993	69,309,215	16,075,668	(4,496,850)	14,318,074	(105,317,588)	(54,932,364)	(15,503,530)

Net increase (decrease) in net assets	(15,004,499)	22,194,534	6,464,331	45,625,128	16,146,791	(28,084,073)	(15,201,633)	(216,914,994)	(92,546,873)	(56,081,329)

Net assets beginning of period	449,386,945	408,782,494	431,510,424	567,701,179	—	128,090,211	349,714,430	1,557,952,149	521,536,485	737,968,724

Net assets end of period	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395

[1] Contract unit transactions
Units Outstanding at December 31, 2014	32,538,431	12,122,971	31,773,320	21,390,965	—	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692

Units Issued	6,642,881	3,679,436	9,643,669	8,828,659	1,488,334	6,329,807	23,750,704	17,082,834	10,685,460	18,824,122
Units Redeemed	(6,871,467)	(3,263,736)	(7,592,538)	(6,386,967)	(14,993)	(7,088,670)	(22,831,884)	(26,297,856)	(16,057,978)	(20,322,076)

Units Outstanding at December 31, 2015	32,309,845	12,538,671	33,824,451	23,832,657	1,473,341	14,223,291	45,373,484	120,927,163	42,763,056	61,593,738

(a) Commencement of operations September 28, 2015.

See notes to the financial statements.
45

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$47,858,335	$(2,391,913)	$11,650,370	$5,644,969	$(2,414,935)	$(6,663,730)	$(5,001,732)	$(30,069)	$17,883,575	$3,412,925
Net realized gain (loss) on investments	11,224,706	37,553,216	49,227,956	(4,219,881)	(13,902,054)	53,033,770	40,087,643	(146,507)	111,919,303	12,258,223
Net change in unrealized appreciation
(depreciation) on investments	(224,402,889)	(30,115,274)	(98,658,082)	(11,746,662)	(8,239,766)	(123,209,008)	(47,091,353)	(389,658)	(170,519,272)	(47,406,638)
Net increase (decrease) in net assets
from operations	(165,319,848)	5,046,029	(37,779,756)	(10,321,574)	(24,556,755)	(76,838,968)	(12,005,442)	(566,234)	(40,716,394)	(31,735,490)

Contract transactions [1]
Purchase payments (Note 4)	203,426,792	74,425,265	54,522,050	107,766,620	6,548,853	90,498,650	60,770,307	5,683,257	198,051,763	119,226,536
Surrenders and terminations	(123,762,996)	(22,659,647)	(32,795,654)	(63,556,836)	(13,473,890)	(38,164,490)	(18,149,697)	(41,421)	(72,375,136)	(36,577,720)
Transfers between Investment Divisions	(218,147,763)	64,952,763	(20,288,504)	83,902,187	(18,287,552)	(29,673,004)	12,450,616	2,758,920	(46,279,579)	86,047,813
Contract owner charges (Note 3)	(20,573,110)	(5,447,825)	(7,360,126)	(9,550,213)	(1,751,648)	(8,756,654)	(3,913,501)	(387)	(14,989,075)	(7,439,078)
Net increase (decrease) in net assets from
contract transactions	(159,057,077)	111,270,556	(5,922,234)	118,561,758	(26,964,237)	13,904,502	51,157,725	8,400,369	64,407,973	161,257,551

Net increase (decrease) in net assets	(324,376,925)	116,316,585	(43,701,990)	108,240,184	(51,520,992)	(62,934,466)	39,152,283	7,834,135	23,691,579	129,522,061

Net assets beginning of period	1,997,943,848	424,813,687	625,966,359	774,772,895	197,206,893	718,036,413	316,098,716	—	1,284,167,861	619,284,985

Net assets end of period	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046

[1] Contract unit transactions
Units Outstanding at December 31, 2014	142,444,264	43,002,479	51,539,564	30,480,079	15,557,759	35,055,336	23,729,531	—	76,820,365	30,512,443

Units Issued	26,194,032	22,572,032	8,912,373	13,756,519	1,787,039	10,141,302	12,549,587	1,183,949	30,119,969	15,349,919
Units Redeemed	(38,408,643)	(12,116,584)	(9,495,740)	(9,278,618)	(4,075,548)	(9,651,816)	(8,847,021)	(293,549)	(27,055,558)	(7,849,425)

Units Outstanding at December 31, 2015	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250	35,544,822	27,432,097	890,400	79,884,776	38,012,937

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
46

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(8,326,001)	$(3,471,926)	$(11,740,742)	$(20,104,747)	$(13,445,634)	$6,223,266	$7,001,740	$2,021,692	$4,054,564	$(767,391)
Net realized gain (loss) on investments	73,489,153	22,857,250	74,992,024	160,646,134	140,141,419	(3,815,542)	(11,650,154)	24,054,220	(655,971)	(16,605,841)
Net change in unrealized appreciation
(depreciation) on investments	(45,707,000)	(51,428,853)	(112,032,667)	(416,854,786)	(137,027,460)	(10,997,571)	(88,341,288)	(40,214,748)	(15,673,443)	8,792,174
Net increase (decrease) in net assets
from operations	19,456,152	(32,043,529)	(48,781,385)	(276,313,399)	(10,331,675)	(8,589,847)	(92,989,702)	(14,138,836)	(12,274,850)	(8,581,058)

Contract transactions [1]
Purchase payments (Note 4)	58,508,448	34,774,721	189,027,823	174,857,022	188,072,803	113,758,955	15,897,372	28,702,261	114,667,575	14,567,853
Surrenders and terminations	(31,439,516)	(17,234,761)	(39,225,426)	(136,178,141)	(46,986,293)	(57,772,858)	(30,942,072)	(23,884,000)	(51,249,108)	(3,484,011)
Transfers between Investment Divisions	31,644,665	(16,691,084)	234,424,113	(374,753,795)	207,969,961	88,478,837	(18,633,246)	(9,884,141)	31,753,729	(99,747,620)
Contract owner charges (Note 3)	(6,581,931)	(3,349,664)	(8,644,029)	(31,575,909)	(9,407,569)	(7,245,723)	(4,508,054)	(4,527,985)	(6,853,370)	(891,922)
Net increase (decrease) in net assets from
contract transactions	52,131,666	(2,500,788)	375,582,481	(367,650,823)	339,648,902	137,219,211	(38,186,000)	(9,593,865)	88,318,826	(89,555,700)

Net increase (decrease) in net assets	71,587,818	(34,544,317)	326,801,096	(643,964,222)	329,317,227	128,629,364	(131,175,702)	(23,732,701)	76,043,976	(98,136,758)

Net assets beginning of period	565,049,969	311,142,610	608,506,397	2,903,055,412	740,280,882	633,095,753	492,894,638	393,768,518	652,066,839	98,136,758

Net assets end of period	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	30,356,136	11,427,798	23,795,235	212,888,435	18,804,015	30,950,814	39,087,244	30,580,319	45,781,591	6,734,799

Units Issued	12,516,865	3,103,815	22,842,232	23,760,107	14,387,717	23,186,842	5,863,393	4,885,136	23,150,257	2,590,930
Units Redeemed	(9,765,229)	(3,241,631)	(9,009,027)	(51,744,436)	(6,769,463)	(16,900,106)	(9,320,642)	(5,656,874)	(17,269,927)	(9,325,729)

Units Outstanding at December 31, 2015	33,107,772	11,289,982	37,628,440	184,904,106	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
47

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$823,763	$1,698,168	$(176,650)	$2,475,816	$8,554,884	$1,629,968	$(7,315,831)	$2,238,077	$(10,642,939)	$82,715
Net realized gain (loss) on investments	(12,607,848)	3,979,007	(1,740,731)	42,543,893	5,260,714	6,691,053	146,790,427	200,755,024	176,228,095	554,782
Net change in unrealized appreciation
(depreciation) on investments	(81,199,435)	(33,125,217)	5,342,821	(65,815,227)	(47,733,876)	(12,797,038)	(207,600,679)	(229,359,022)	(242,768,244)	(4,108,706)
Net increase (decrease) in net assets
from operations	(92,983,520)	(27,448,042)	3,425,440	(20,795,518)	(33,918,278)	(4,476,017)	(68,126,083)	(26,365,921)	(77,183,088)	(3,471,209)

Contract transactions [1]
Purchase payments (Note 4)	90,252,825	92,586,971	899,347	65,895,527	172,337,458	44,099,945	231,624,810	598,002,537	168,410,828	14,386,878
Surrenders and terminations	(21,734,378)	(15,402,086)	(1,028,712)	(33,614,159)	(54,451,219)	(8,904,840)	(80,172,106)	(200,190,214)	(79,615,672)	(2,259,546)
Transfers between Investment Divisions	25,743,792	142,320,918	(44,339,057)	848,599	72,853,694	76,165,233	151,830,311	139,621,992	(2,193,213)	(11,672,759)
Contract owner charges (Note 3)	(5,837,877)	(4,140,269)	(101,322)	(8,300,434)	(9,595,072)	(2,044,633)	(14,501,302)	(34,323,456)	(11,574,377)	(24,504)
Net increase (decrease) in net assets from
contract transactions	88,424,362	215,365,534	(44,569,744)	24,829,533	181,144,861	109,315,705	288,781,713	503,110,859	75,027,566	430,069

Net increase (decrease) in net assets	(4,559,158)	187,917,492	(41,144,304)	4,034,015	147,226,583	104,839,688	220,655,630	476,744,938	(2,155,522)	(3,041,140)

Net assets beginning of period	476,725,115	245,362,210	41,144,304	681,568,328	856,844,761	115,033,729	1,279,351,644	3,229,424,582	1,179,021,383	43,475,821

Net assets end of period	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681

[1] Contract unit transactions
Units Outstanding at December 31, 2014	50,802,722	17,013,160	4,290,430	51,593,680	49,800,759	7,313,844	48,283,556	179,675,003	51,330,529	3,653,620

Units Issued	26,117,821	22,424,753	405,216	9,879,711	23,204,902	12,089,348	25,452,973	75,769,136	19,345,144	2,625,210
Units Redeemed	(16,709,414)	(8,359,354)	(4,695,646)	(8,131,810)	(13,409,475)	(5,896,130)	(14,939,664)	(48,845,859)	(16,462,482)	(2,649,751)

Units Outstanding at December 31, 2015	60,211,129	31,078,559	—	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280	54,213,191	3,629,079

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
48

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(3,536,403)	$(426,204)	$(1,482,914)	$(1,440,905)	$(155,270)	$(15,449)	$(4,906,279)	$25,953,424	$45,302,287	$29,098,998
Net realized gain (loss) on investments	(3,334,094)	(569,907)	(1,183,771)	4,275,386	7,567,813	(112,925)	51,370,963	(52,835,949)	50,080,786	(4,492,652)
Net change in unrealized appreciation
(depreciation) on investments	(24,699,563)	(3,247,664)	(13,147,171)	(9,686,805)	(19,106,787)	(130,222)	(44,081,223)	(27,634,805)	(128,512,106)	(58,225,182)
Net increase (decrease) in net assets
from operations	(31,570,060)	(4,243,775)	(15,813,856)	(6,852,324)	(11,694,244)	(258,596)	2,383,461	(54,517,330)	(33,129,033)	(33,618,836)

Contract transactions [1]
Purchase payments (Note 4)	60,903,030	33,466,616	107,372,066	25,002,924	80,856,906	2,735,562	113,707,273	83,405,392	259,069,471	210,107,719
Surrenders and terminations	(24,227,383)	(1,913,122)	(5,754,248)	(4,497,862)	(20,939,296)	(31,077)	(42,934,942)	(85,509,339)	(228,455,601)	(72,649,713)
Transfers between Investment Divisions	415,706,023	6,744,681	76,967,420	4,827,472	22,726,822	2,103,372	182,988,304	(135,014,261)	(108,892,823)	(102,658,211)
Contract owner charges (Note 3)	(304,327)	(38,389)	(119,358)	(1,305,094)	(4,630,200)	(240)	(9,977,526)	(14,247,256)	(34,829,586)	(11,675,341)
Net increase (decrease) in net assets from
contract transactions	452,077,343	38,259,786	178,465,880	24,027,440	78,014,232	4,807,617	243,783,109	(151,365,464)	(113,108,539)	23,124,454

Net increase (decrease) in net assets	420,507,283	34,016,011	162,652,024	17,175,116	66,319,988	4,549,021	246,166,570	(205,882,794)	(146,237,572)	(10,494,382)

Net assets beginning of period	24,944,185	17,561,425	44,028,674	84,869,532	333,742,609	—	693,160,565	1,317,828,451	3,192,629,103	1,190,883,299

Net assets end of period	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239	—	37,216,962	96,758,149	162,079,925	111,124,452

Units Issued	50,716,099	5,466,750	20,306,129	5,876,868	20,408,898	679,174	22,629,514	15,146,991	33,662,256	46,873,742
Units Redeemed	(8,867,825)	(1,832,689)	(3,467,959)	(4,033,688)	(13,168,460)	(139,769)	(10,655,634)	(26,593,695)	(40,049,202)	(44,924,506)

Units Outstanding at December 31, 2015	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677	539,405	49,190,842	85,311,445	155,692,979	113,073,688

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
49

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$67,307,790	$(2,050,972)	$(2,838,902)	$(2,618,956)	$21,469,574	$210,205,424	$(6,260,342)	$20,095,956	$6,339	$(4,601,966)
Net realized gain (loss) on investments	(67,622,791)	47,281,527	17,920,202	9,190,736	33,725,952	365,825,090	122,022,760	191,388,170	(131,729)	123,127,920
Net change in unrealized appreciation
(depreciation) on investments	(124,227,701)	(75,281,060)	(38,535,835)	(24,727,169)	(62,757,137)	(928,857,155)	(128,732,964)	(233,348,957)	(1,371,760)	(280,369,022)
Net increase (decrease) in net assets
from operations	(124,542,702)	(30,050,505)	(23,454,535)	(18,155,389)	(7,561,611)	(352,826,641)	(12,970,546)	(21,864,831)	(1,497,150)	(161,843,068)

Contract transactions [1]
Purchase payments (Note 4)	173,362,370	51,475,892	50,338,532	12,184,730	42,936,555	1,141,913,416	149,886,406	212,547,374	12,772,112	188,436,116
Surrenders and terminations	(103,083,634)	(15,329,757)	(16,590,872)	(13,291,691)	(31,297,442)	(253,170,351)	(45,580,741)	(120,339,216)	(1,193,173)	(50,611,699)
Transfers between Investment Divisions	(175,816,263)	(15,298,002)	148,525,556	(28,085,500)	(44,811,111)	815,408,874	168,149,257	(177,418,569)	7,630,712	(117,201,155)
Contract owner charges (Note 3)	(15,888,353)	(3,165,781)	(3,673,711)	(1,577,488)	(3,716,542)	(58,194,463)	(10,218,342)	(25,276,932)	(5,237)	(11,715,532)
Net increase (decrease) in net assets from
contract transactions	(121,425,880)	17,682,352	178,599,505	(30,769,949)	(36,888,540)	1,645,957,476	262,236,580	(110,487,343)	19,204,414	8,907,730

Net increase (decrease) in net assets	(245,968,582)	(12,368,153)	155,144,970	(48,925,338)	(44,450,151)	1,293,130,835	249,266,034	(132,352,174)	17,707,264	(152,935,338)

Net assets beginning of period	1,605,816,753	303,239,522	199,123,929	202,023,417	497,608,907	4,667,940,627	768,629,162	2,242,009,582	2,469,128	1,041,964,651

Net assets end of period	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313

[1] Contract unit transactions
Units Outstanding at December 31, 2014	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332	37,055,412	125,002,996	261,790	47,112,607

Units Issued	49,804,428	8,167,229	20,876,637	1,334,942	5,355,327	140,446,459	24,807,758	26,936,504	2,559,206	19,798,389
Units Redeemed	(56,606,025)	(7,161,452)	(9,765,889)	(2,469,966)	(7,920,715)	(56,193,817)	(12,796,765)	(33,689,440)	(612,207)	(19,765,446)

Units Outstanding at December 31, 2015	76,516,581	19,267,246	23,863,493	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060	2,208,789	47,145,550

See notes to the financial statements.
50

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(24,006,905)	$(22,065,687)	$(67,538,813)	$(45,392,665)	$(84,717,517)	$(2,331,284)	$(969,010)	$(258,279)	$(39,826,095)	$(42,537,018)
Net realized gain (loss) on investments	52,542,106	21,556,514	136,255,390	60,428,989	141,265,243	833,741	54,439,625	(61,394)	329,747,235	361,381,623
Net change in unrealized appreciation
(depreciation) on investments	(58,037,156)	(42,706,851)	(145,261,787)	(93,541,429)	(182,512,868)	(30,081,139)	(103,664,461)	(121,498)	(76,068,525)	(197,307,497)
Net increase (decrease) in net assets
from operations	(29,501,955)	(43,216,024)	(76,545,210)	(78,505,105)	(125,965,142)	(31,578,682)	(50,193,846)	(441,171)	213,852,615	121,537,108

Contract transactions [1]
Purchase payments (Note 4)	216,810,587	117,413,752	457,912,198	246,342,063	433,009,508	84,156,845	78,899,496	16,167,173	468,790,029	389,643,994
Surrenders and terminations	(77,006,672)	(129,196,452)	(231,613,782)	(202,120,745)	(343,324,880)	(7,230,177)	(28,702,655)	(1,222,569)	(145,311,464)	(151,932,814)
Transfers between Investment Divisions	(20,385,743)	(46,449,708)	(109,602,940)	(105,468,387)	(169,798,498)	94,284,189	(98,960,190)	1,558,272	689,423,543	275,566,982
Contract owner charges (Note 3)	(19,105,701)	(17,625,318)	(55,701,941)	(37,600,658)	(71,177,112)	(1,695,846)	(6,064,762)	(8,414)	(28,509,427)	(33,433,635)
Net increase (decrease) in net assets from
contract transactions	100,312,471	(75,857,726)	60,993,535	(98,847,727)	(151,290,982)	169,515,011	(54,828,111)	16,494,462	984,392,681	479,844,527

Net increase (decrease) in net assets	70,810,516	(119,073,750)	(15,551,675)	(177,352,832)	(277,256,124)	137,936,329	(105,021,957)	16,053,291	1,198,245,296	601,381,635

Net assets beginning of period	1,593,830,558	1,508,869,615	4,602,746,712	3,148,394,715	5,884,253,118	80,070,520	582,104,033	15,934,607	2,315,475,546	2,578,873,478

Net assets end of period	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113

[1] Contract unit transactions
Units Outstanding at December 31, 2014	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138	31,338,878	1,668,246	46,744,519	33,064,191

Units Issued	17,226,237	23,186,614	37,428,371	28,318,676	37,933,781	22,187,923	12,935,486	2,610,872	28,616,445	12,171,479
Units Redeemed	(12,514,083)	(28,972,530)	(35,019,199)	(35,227,527)	(46,677,088)	(7,403,859)	(16,138,444)	(877,415)	(10,758,138)	(6,569,592)

Units Outstanding at December 31, 2015	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078

See notes to the financial statements.
51

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(3,696,359)	$(7,928,581)	$(11,212)	$(5,931,286)	$(19,028,746)	$(51,506)	$14,756,139	$2,281,982	$(6,357,604)	$(8,175,890)
Net realized gain (loss) on investments	(2,982,166)	148,119,607	(9,596)	269,096,881	5,861	89,784,580	6,132,415	7,681,829	89,963,409	47,025,010
Net change in unrealized appreciation
(depreciation) on investments	(2,907,875)	(183,188,463)	(54,518)	(369,302,738)	—	(118,999,008)	(79,618,743)	(8,542,513)	(66,757,782)	(50,672,504)
Net increase (decrease) in net assets
from operations	(9,586,400)	(42,997,437)	(75,326)	(106,137,143)	(19,022,885)	(29,265,934)	(58,730,189)	1,421,298	16,848,023	(11,823,384)

Contract transactions [1]
Purchase payments (Note 4)	196,163,854	185,084,919	1,257,756	791,953,269	758,815,238	56,605,072	29,000,107	3,770,436	115,513,100	34,881,492
Surrenders and terminations	(65,267,104)	(71,549,030)	(85,107)	(235,592,237)	(304,809,003)	(38,551,900)	(40,164,918)	(7,073,343)	(39,478,903)	(43,999,496)
Transfers between Investment Divisions	(29,032,392)	(57,095,064)	1,865,668	163,860,693	(146,559,518)	(31,433,889)	(791,531,946)	(14,948,807)	305,306,166	(59,296,789)
Contract owner charges (Note 3)	(8,689,288)	(12,705,293)	(373)	(47,405,630)	(15,406,280)	(6,728,344)	(5,513,984)	(1,236,570)	(7,345,422)	(5,278,659)
Net increase (decrease) in net assets from
contract transactions	93,175,070	43,735,532	3,037,944	672,816,095	292,040,437	(20,109,061)	(808,210,741)	(19,488,284)	373,994,941	(73,693,452)

Net increase (decrease) in net assets	83,588,670	738,095	2,962,618	566,678,952	273,017,552	(49,374,995)	(866,940,930)	(18,066,986)	390,842,964	(85,516,836)

Net assets beginning of period	818,120,643	1,326,726,370	—	4,024,875,657	1,216,576,030	668,418,797	866,940,930	122,345,356	517,690,063	580,636,341

Net assets end of period	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505

[1] Contract unit transactions
Units Outstanding at December 31, 2014	78,980,272	52,688,070	—	100,336,882	101,006,225	21,404,706	36,505,272	15,791,833	23,442,912	38,977,200

Units Issued	48,501,211	15,411,108	362,015	32,033,664	173,917,563	3,759,649	2,759,825	2,130,820	25,686,306	7,311,367
Units Redeemed	(39,801,455)	(13,893,577)	(47,542)	(15,913,691)	(150,546,241)	(4,436,082)	(39,265,097)	(4,703,358)	(9,847,430)	(12,455,129)

Units Outstanding at December 31, 2015	87,680,028	54,205,601	314,473	116,456,855	124,377,547	20,728,273	—	13,219,295	39,281,788	33,833,438

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
52

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,883,721)	$(6,130,836)	$(26,048,475)	$34,553,999	$(1,894,538)	$(7,279,114)	$1,608,517	$(378,049)	$3,347,913	$(8,498,308)
Net realized gain (loss) on investments	55,822,717	29,273,947	212,817,187	129,475,487	86,658,872	128,719,099	(5,643,768)	201,416,800	116,898,572	120,349,347
Net change in unrealized appreciation
(depreciation) on investments	(74,526,211)	(64,223,554)	(121,622,288)	(315,049,099)	(70,013,464)	(122,014,824)	(330,544,866)	(268,302,996)	(143,719,970)	(88,434,617)
Net increase (decrease) in net assets
from operations	(20,587,215)	(41,080,443)	65,146,424	(151,019,613)	14,750,870	(574,839)	(334,580,117)	(67,264,245)	(23,473,485)	23,416,422

Contract transactions [1]
Purchase payments (Note 4)	95,901,092	26,904,151	541,706,598	95,009,149	6,952,806	149,099,326	188,282,644	24,561,213	42,257,956	179,853,473
Surrenders and terminations	(34,608,233)	(40,106,155)	(139,799,223)	(324,081,587)	(11,225,085)	(43,269,525)	(67,277,346)	(50,234,489)	(19,664,057)	(54,790,111)
Transfers between Investment Divisions	66,343,118	28,313,330	499,383,103	249,051,399	(416,207,607)	(10,882,311)	189,822,114	340,286,345	(73,198,978)	132,789,403
Contract owner charges (Note 3)	(6,609,425)	(3,231,466)	(28,286,065)	(25,133,090)	(1,208,370)	(8,513,225)	(14,003,453)	(4,846,676)	(3,598,013)	(11,530,758)
Net increase (decrease) in net assets from
contract transactions	121,026,552	11,879,860	873,004,413	(5,154,129)	(421,688,256)	86,434,265	296,823,959	309,766,393	(54,203,092)	246,322,007

Net increase (decrease) in net assets	100,439,337	(29,200,583)	938,150,837	(156,173,742)	(406,937,386)	85,859,426	(37,756,158)	242,502,148	(77,676,577)	269,738,429

Net assets beginning of period	556,140,439	382,907,952	1,902,635,394	2,985,709,749	406,937,386	750,347,802	1,140,786,352	340,688,159	392,884,476	902,611,207

Net assets end of period	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636

[1] Contract unit transactions
Units Outstanding at December 31, 2014	46,590,373	20,132,283	74,574,211	168,380,622	30,605,314	34,744,625	31,703,470	21,742,439	24,281,279	81,457,825

Units Issued	27,729,771	8,487,983	54,820,706	39,638,526	2,085,963	17,493,608	17,486,905	31,523,933	6,037,423	46,559,329
Units Redeemed	(18,212,513)	(8,100,515)	(24,072,858)	(41,507,017)	(32,691,277)	(13,675,600)	(8,873,473)	(12,164,836)	(9,557,225)	(25,798,761)

Units Outstanding at December 31, 2015	56,107,631	20,519,751	105,322,059	166,512,131	—	38,562,633	40,316,902	41,101,536	20,761,477	102,218,393

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
53

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Operations
Net investment income (loss)	$(1,948,922)	$757,688
Net realized gain (loss) on investments	49,185,819	(7,812)
Net change in unrealized appreciation
(depreciation) on investments	(47,816,525)	(1,436,262)
Net increase (decrease) in net assets
from operations	(579,628)	(686,386)

Contract transactions [1]
Purchase payments (Note 4)	6,912,764	17,498,647
Surrenders and terminations	(13,902,683)	(607,848)
Transfers between Investment Divisions	(423,474,893)	29,368,861
Contract owner charges (Note 3)	(1,055,544)	(112,085)
Net increase (decrease) in net assets from
contract transactions	(431,520,356)	46,147,575

Net increase (decrease) in net assets	(432,099,984)	45,461,189

Net assets beginning of period	432,099,984	—

Net assets end of period	$—	$45,461,189

[1] Contract unit transactions
Units Outstanding at December 31, 2014	29,824,486	—

Units Issued	1,487,866	3,146,254
Units Redeemed	(31,312,352)	(241,388)

Units Outstanding at December 31, 2015	—	2,904,866

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
54

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(135,873)	$(148,001)	$121,192	$(189,986)	$(292,570)	$1,490,563	$141,294	$(565,355)	$(263,347)	$237,966
Net realized gain (loss) on investments	142,524	209,188	6,517,396	901,431	4,357,942	1,803,633	105,302	1,083,633	3,005,827	304,156
Net change in unrealized appreciation
(depreciation) on investments	59,144	(979,662)	(4,139,034)	499,315	(1,385,167)	262,061	(231,400)	1,668,014	(1,218,150)	(889,360)
Net increase (decrease) in net assets
from operations	65,795	(918,475)	2,499,554	1,210,760	2,680,205	3,556,257	15,196	2,186,292	1,524,330	(347,238)

Contract transactions [1]
Purchase payments (Note 4)	18,458,822	58,151,007	90,262,414	52,478,514	30,814,530	15,583,548	19,467,424	111,875,238	27,125,728	20,956,828
Surrenders and terminations	(1,153,691)	(1,801,063)	(11,220,851)	(5,509,675)	(3,121,159)	(3,098,758)	(3,319,356)	(2,589,065)	(5,272,974)	(1,861,534)
Transfers between Investment Divisions	(798,440)	11,740,158	(26,491,719)	(5,767,074)	(768,116)	2,855,588	6,185,921	814,870	(6,341,736)	326,039
Contract owner charges (Note 3)	(13,516)	(43,765)	(216,323)	(59,891)	(45,545)	(44,404)	(20,838)	(48,356)	(83,713)	(14,894)
Net increase (decrease) in net assets from
contract transactions	16,493,175	68,046,337	52,333,521	41,141,874	26,879,710	15,295,974	22,313,151	110,052,687	15,427,305	19,406,439

Net increase (decrease) in net assets	16,558,970	67,127,862	54,833,075	42,352,634	29,559,915	18,852,231	22,328,347	112,238,979	16,951,635	19,059,201

Net assets beginning of period	17,738,505	37,070,387	275,259,838	55,255,419	49,262,282	43,192,367	22,059,048	43,815,918	107,396,269	28,938,249

Net assets end of period	$34,297,475	$104,198,249	$330,092,913	$97,608,053	$78,822,197	$62,044,598	$44,387,395	$156,054,897	$124,347,904	$47,997,450

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,786,805	3,667,273	26,425,130	5,267,640	3,805,968	3,598,785	2,275,015	4,032,811	9,661,615	2,962,394

Units Issued	2,385,589	7,121,465	9,227,898	5,853,009	2,890,950	1,743,612	3,006,173	11,075,341	2,848,870	2,899,431
Units Redeemed	(728,426)	(597,010)	(4,348,297)	(2,047,524)	(828,863)	(533,476)	(753,875)	(1,175,990)	(1,491,044)	(947,525)

Units Outstanding at December 31, 2014	3,443,968	10,191,728	31,304,731	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	11,019,441	4,914,300

See notes to the financial statements.
55

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(1,121)	$(20,277)	$4,342	$(337,832)	$(756,097)	$(1,251,024)	$172,480	$6,458	$(382,731)	$(450,873)
Net realized gain (loss) on investments	12,859	72,375	83,813	4,715,045	8,813,937	10,658,084	227,721	7,749	4,463,350	14,676,145
Net change in unrealized appreciation
(depreciation) on investments	(210,315)	(423,192)	(559,612)	(1,674,601)	(3,011,335)	(354,980)	(407,987)	(762,068)	(1,930,116)	(5,731,616)
Net increase (decrease) in net assets
from operations	(198,577)	(371,094)	(471,457)	2,702,612	5,046,505	9,052,080	(7,786)	(747,861)	2,150,503	8,493,656

Contract transactions [1]
Purchase payments (Note 4)	3,258,949	4,097,455	6,434,655	47,788,908	170,983,799	210,284,455	16,679,898	6,141,171	30,844,266	69,385,409
Surrenders and terminations	(173,086)	(181,361)	(319,238)	(2,822,886)	(15,255,870)	(13,697,675)	(1,685,273)	(309,955)	(1,942,433)	(11,390,176)
Transfers between Investment Divisions	(70,623)	(334,513)	(185,336)	587,003	1,559,738	18,438,299	2,464,282	840,689	(4,986,138)	(6,988,130)
Contract owner charges (Note 3)	(1,910)	(6,088)	(5,000)	(75,033)	(118,375)	(255,186)	(11,006)	(2,571)	(57,845)	(195,288)
Net increase (decrease) in net assets from
contract transactions	3,013,330	3,575,493	5,925,081	45,477,992	157,169,292	214,769,893	17,447,901	6,669,334	23,857,850	50,811,815

Net increase (decrease) in net assets	2,814,753	3,204,399	5,453,624	48,180,604	162,215,797	223,821,973	17,440,115	5,921,473	26,008,353	59,305,471

Net assets beginning of period	1,844,020	4,523,603	4,824,711	65,550,919	172,058,654	252,988,721	20,207,299	4,998,604	66,139,049	228,187,759

Net assets end of period	$4,658,773	$7,728,002	$10,278,335	$113,731,523	$334,274,451	$476,810,694	$37,647,414	$10,920,077	$92,147,402	$287,493,230

[1] Contract unit transactions
Units Outstanding at December 31, 2013	189,390	447,087	485,431	5,422,389	14,869,737	21,931,887	2,091,877	508,538	5,698,163	19,989,081

Units Issued	361,686	540,081	834,197	4,558,371	16,285,102	20,850,285	2,283,619	995,148	3,012,741	6,979,085
Units Redeemed	(57,395)	(189,520)	(239,942)	(866,425)	(3,007,209)	(2,660,027)	(510,696)	(362,179)	(982,107)	(2,602,612)

Units Outstanding at December 31, 2014	493,681	797,648	1,079,686	9,114,335	28,147,630	40,122,145	3,864,800	1,141,507	7,728,797	24,365,554

See notes to the financial statements.
56

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(2,512,953)	$(594,313)	$1,454,156	$(18,645)	$(37,844)	$109,528	$(85,239)	$(336,803)	$(317,950)	$2,004
Net realized gain (loss) on investments	1,795,343	(497,359)	3,073,298	3,019	(16,055)	220,134	1,527,215	4,695,306	5,464,748	(138,780)
Net change in unrealized appreciation
(depreciation) on investments	9,853,467	(2,004,531)	5,783,050	(46,970)	63,147	(754,555)	(296,842)	(881,337)	(2,049,979)	(270,573)
Net increase (decrease) in net assets
from operations	9,135,857	(3,096,203)	10,310,504	(62,596)	9,248	(424,893)	1,145,134	3,477,166	3,096,819	(407,349)

Contract transactions [1]
Purchase payments (Note 4)	58,114,563	22,156,448	38,163,738	2,396,018	4,025,071	7,345,782	15,235,071	35,185,757	35,972,741	1,131,758
Surrenders and terminations	(15,420,552)	(2,937,055)	(11,881,178)	(34,058)	(48,099)	(1,044,149)	(2,423,249)	(6,335,173)	(5,033,458)	(65,252)
Transfers between Investment Divisions	(46,148,520)	(13,997,817)	(11,720,614)	477,790	1,772,408	1,241,989	(848,835)	(2,860,049)	(6,295,854)	(246,048)
Contract owner charges (Note 3)	(215,613)	(58,573)	(129,035)	(469)	(1,139)	(2,097)	(20,174)	(74,336)	(78,782)	(936)
Net increase (decrease) in net assets from
contract transactions	(3,670,122)	5,163,003	14,432,911	2,839,281	5,748,241	7,541,525	11,942,813	25,916,199	24,564,647	819,522

Net increase (decrease) in net assets	5,465,735	2,066,800	24,743,415	2,776,685	5,757,489	7,116,632	13,087,947	29,393,365	27,661,466	412,173

Net assets beginning of period	238,699,935	55,489,483	149,063,666	424,533	537,789	5,576,247	32,732,046	80,234,581	70,581,418	1,215,921

Net assets end of period	$244,165,670	$57,556,283	$173,807,081	$3,201,218	$6,295,278	$12,692,879	$45,819,993	$109,627,946	$98,242,884	$1,628,094

[1] Contract unit transactions
Units Outstanding at December 31, 2013	23,617,733	5,830,292	14,465,574	40,481	49,184	552,471	3,001,678	6,836,993	5,718,342	146,989

Units Issued	5,998,529	2,661,671	4,414,911	301,380	629,026	1,035,459	1,715,644	3,386,048	3,345,366	523,170
Units Redeemed	(6,402,419)	(2,115,040)	(3,118,614)	(30,502)	(116,521)	(297,761)	(634,065)	(1,190,524)	(1,375,530)	(434,963)

Units Outstanding at December 31, 2014	23,213,843	6,376,923	15,761,871	311,359	561,689	1,290,169	4,083,257	9,032,517	7,688,178	235,196

See notes to the financial statements.
57

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(143,383)	$(518,624)	$(96,118)	$(27,184)	$(30,791)	$(433,466)	$174,481	$(261,902)	$(135,853)	$(113,502)
Net realized gain (loss) on investments	102,986	1,872,016	689,341	43,087	(10,464)	234,217	27,881	2,900,524	160,310	52,090
Net change in unrealized appreciation
(depreciation) on investments	452,107	3,596,437	(737,805)	(364,085)	(213,694)	(145,718)	(288,883)	(2,045,481)	1,077,960	476,459
Net increase (decrease) in net assets
from operations	411,710	4,949,829	(144,582)	(348,182)	(254,949)	(344,967)	(86,521)	593,141	1,102,417	415,047

Contract transactions [1]
Purchase payments (Note 4)	22,954,913	42,391,896	10,588,444	1,832,658	3,413,076	31,529,505	4,176,641	15,816,707	41,504,088	5,261,188
Surrenders and terminations	(522,581)	(2,193,035)	(422,495)	(90,963)	(83,692)	(2,515,556)	(203,110)	(729,327)	(1,838,942)	(422,125)
Transfers between Investment Divisions	3,187,633	7,822,866	7,698,645	435,129	(391,689)	2,963,461	606,040	1,856,674	22,375,607	1,447,954
Contract owner charges (Note 3)	(2,920)	(29,810)	(3,186)	(1,295)	(579)	(7,721)	(2,104)	(11,101)	(21,559)	(3,344)
Net increase (decrease) in net assets from
contract transactions	25,617,045	47,991,917	17,861,408	2,175,529	2,937,116	31,969,689	4,577,467	16,932,953	62,019,194	6,283,673

Net increase (decrease) in net assets	26,028,755	52,941,746	17,716,826	1,827,347	2,682,167	31,624,722	4,490,946	17,526,094	63,121,611	6,698,720

Net assets beginning of period	5,062,821	45,213,753	1,348,020	1,527,108	1,210,323	22,308,296	3,063,702	16,188,484	5,167,164	7,451,445

Net assets end of period	$31,091,576	$98,155,499	$19,064,846	$3,354,455	$3,892,490	$53,933,018	$7,554,648	$33,714,578	$68,288,775	$14,150,165

[1] Contract unit transactions
Units Outstanding at December 31, 2013	461,640	3,335,385	134,410	147,852	126,678	2,224,900	330,504	1,130,300	518,337	788,584

Units Issued	2,584,492	4,119,541	1,967,260	282,155	521,827	4,207,713	715,539	1,644,233	6,494,658	927,807
Units Redeemed	(239,327)	(679,696)	(321,932)	(67,228)	(225,763)	(1,059,471)	(228,988)	(443,576)	(512,612)	(271,495)

Units Outstanding at December 31, 2014	2,806,805	6,775,230	1,779,738	362,779	422,742	5,373,142	817,055	2,330,957	6,500,383	1,444,896

See notes to the financial statements.
58

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(224,763)	$(843,364)	$487,540	$(277,563)	$(100,821)	$(136,699)	$(12,842)	$(108,725)	$(244,515)	$(707,764)
Net realized gain (loss) on investments	495,748	980,101	1,384,249	5,554,508	42,335	12,964	(70,251)	1,213,219	110,251	(153,863)
Net change in unrealized appreciation
(depreciation) on investments	489,526	6,284,390	(5,146,496)	(12,892,044)	(312,742)	400,040	(543,308)	(2,966,806)	1,502,020	(255,976)
Net increase (decrease) in net assets
from operations	760,511	6,421,127	(3,274,707)	(7,615,099)	(371,228)	276,305	(626,401)	(1,862,312)	1,367,756	(1,117,603)

Contract transactions [1]
Purchase payments (Note 4)	10,162,070	38,895,411	10,243,361	14,195,074	8,844,246	3,382,445	2,423,627	19,203,781	12,867,360	20,947,077
Surrenders and terminations	(953,212)	(3,853,037)	(373,382)	(949,844)	(188,281)	(601,463)	(45,062)	(2,879,747)	(1,325,016)	(3,952,746)
Transfers between Investment Divisions	841,313	5,723,646	71,116	1,894,681	2,892,025	426,624	1,372,107	9,414,558	2,053,236	(14,257,575)
Contract owner charges (Note 3)	(7,501)	(31,541)	(4,821)	(14,234)	(2,280)	(6,130)	(35)	(28,305)	(11,583)	(34,647)
Net increase (decrease) in net assets from
contract transactions	10,042,670	40,734,479	9,936,274	15,125,677	11,545,710	3,201,476	3,750,637	25,710,287	13,583,997	2,702,109

Net increase (decrease) in net assets	10,803,181	47,155,606	6,661,567	7,510,578	11,174,482	3,477,781	3,124,236	23,847,975	14,951,753	1,584,506

Net assets beginning of period	15,590,221	59,229,238	10,523,693	19,294,478	3,438,085	10,983,665	—	40,484,175	19,395,476	63,826,261

Net assets end of period	$26,393,402	$106,384,844	$17,185,260	$26,805,056	$14,612,567	$14,461,446	$3,124,236	$64,332,150	$34,347,229	$65,410,767

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,203,658	5,215,087	863,084	2,045,134	298,490	1,124,211	—	3,896,661	1,886,848	6,448,094

Units Issued	1,111,949	4,276,570	1,235,223	2,281,131	1,166,793	675,744	539,335	3,920,432	1,754,054	2,414,998
Units Redeemed	(373,963)	(795,258)	(423,740)	(710,722)	(165,187)	(352,310)	(132,796)	(1,492,722)	(503,244)	(2,147,025)

Units Outstanding at December 31, 2014	1,941,644	8,696,399	1,674,567	3,615,543	1,300,096	1,447,645	406,539	6,324,371	3,137,658	6,716,067

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
59

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$53,706	$49,915	$(363,036)	$(60,568)	$(136,859)	$(172,189)	$1,004,638	$8,587,035	$5,919,691	$4,656,192
Net realized gain (loss) on investments	(180,098)	2,386,654	2,029,564	(367,190)	(74,340)	(1,400,459)	35,338,405	72,004,152	89,988,583	51,504,477
Net change in unrealized appreciation
(depreciation) on investments	(727,729)	1,893,127	1,950,768	(33,342)	(544,540)	(3,825,012)	(15,657,034)	(38,925,580)	(47,813,859)	(43,403,284)
Net increase (decrease) in net assets
from operations	(854,121)	4,329,696	3,617,296	(461,100)	(755,739)	(5,397,660)	20,686,009	41,665,607	48,094,415	12,757,385

Contract transactions [1]
Purchase payments (Note 4)	1,815,860	49,743,859	15,641,768	1,433,405	8,575,139	12,286,769	127,471,079	156,910,460	225,264,551	139,720,901
Surrenders and terminations	(166,843)	(1,589,714)	(1,711,981)	(224,552)	(1,006,219)	(845,335)	(19,945,389)	(60,131,639)	(50,941,800)	(65,769,149)
Transfers between Investment Divisions	88,168	23,110,487	697,369	(19,169,827)	437,934	8,829,775	8,043,241	48,407,810	49,739,057	(75,210,067)
Contract owner charges (Note 3)	(976)	(14,843)	(12,098)	(2,242)	(25,123)	(20,236)	(7,105,090)	(13,217,379)	(16,305,779)	(21,666,019)
Net increase (decrease) in net assets from
contract transactions	1,736,209	71,249,789	14,615,058	(17,963,216)	7,981,731	20,250,973	108,463,841	131,969,252	207,756,029	(22,924,334)

Net increase (decrease) in net assets	882,088	75,579,485	18,232,354	(18,424,316)	7,225,992	14,853,313	129,149,850	173,634,859	255,850,444	(10,166,949)

Net assets beginning of period	1,538,985	9,228,428	28,342,432	18,424,316	7,719,540	11,291,223	521,713,292	1,026,832,403	1,216,735,393	1,697,532,924

Net assets end of period	$2,421,073	$84,807,913	$46,574,786	$—	$14,945,532	$26,144,536	$650,863,142	$1,200,467,262	$1,472,585,837	$1,687,365,975

[1] Contract unit transactions
Units Outstanding at December 31, 2013	148,995	877,948	1,948,410	1,865,063	780,745	2,435,614	45,866,327	82,175,928	100,110,377	102,360,408

Units Issued	447,096	6,755,232	1,394,055	172,822	1,244,050	5,103,405	14,939,756	18,113,522	25,474,371	10,161,234
Units Redeemed	(270,668)	(336,301)	(429,595)	(2,037,885)	(426,289)	(1,467,713)	(5,556,603)	(7,871,092)	(8,731,270)	(11,598,032)

Units Outstanding at December 31, 2014	325,423	7,296,879	2,912,870	—	1,598,506	6,071,306	55,249,480	92,418,358	116,853,478	100,923,610

(a) The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.
60

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Institutional Alt 65 Fund - A	JNL/ AllianceBernstein Dynamic Asset Allocation Fund - A (a)	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds Growth-Income Fund - A
Operations
Net investment income (loss)	$3,524,823	$366,328	$(204,381)	$21,141	$(2,620,537)	$(4,412,536)	$(7,297,287)	$(4,439,867)	$(3,519,769)	$(14,485,869)
Net realized gain (loss) on investments	71,720,725	93,977,762	30,674,683	64,020	9,485,659	49,322,682	2,836,280	16,836,640	9,774,418	80,254,148
Net change in unrealized appreciation
(depreciation) on investments	(65,352,079)	(83,789,059)	(28,104,699)	(92,567)	7,629,027	131,264,727	951,192	(13,848,057)	4,770,307	95,926,694
Net increase (decrease) in net assets
from operations	9,893,469	10,555,031	2,365,603	(7,406)	14,494,149	176,174,873	(3,509,815)	(1,451,284)	11,024,956	161,694,973

Contract transactions [1]
Purchase payments (Note 4)	188,195,227	318,854,385	(60,000)	15,405,310	220,345,588	272,957,153	54,083,932	66,930,595	210,918,445	549,017,858
Surrenders and terminations	(98,547,480)	(133,467,226)	(40,966,302)	(211,260)	(24,915,268)	(54,688,870)	(24,354,768)	(13,791,654)	(16,718,006)	(75,229,330)
Transfers between Investment Divisions	(137,482,673)	(184,751,670)	(77,829,882)	3,504,077	107,437,687	224,322,858	14,128,682	7,381,217	83,896,753	140,639,543
Contract owner charges (Note 3)	(29,173,811)	(40,586,361)	(8,236,648)	(711)	(6,935,778)	(16,352,044)	(5,478,787)	(4,242,229)	(6,218,217)	(21,302,984)
Net increase (decrease) in net assets from
contract transactions	(77,008,737)	(39,950,872)	(127,092,832)	18,697,416	295,932,229	426,239,097	38,379,059	56,277,929	271,878,975	593,125,087

Net increase (decrease) in net assets	(67,115,268)	(29,395,841)	(124,727,229)	18,690,010	310,426,378	602,413,970	34,869,244	54,826,645	282,903,931	754,820,060

Net assets beginning of period	2,315,266,549	3,197,208,283	746,748,398	—	439,310,178	1,145,062,654	433,086,282	316,078,255	357,689,205	1,561,325,247

Net assets end of period	$2,248,151,281	$3,167,812,442	$622,021,169	$18,690,010	$749,736,556	$1,747,476,624	$467,955,526	$370,904,900	$640,593,136	$2,316,145,307

[1] Contract unit transactions
Units Outstanding at December 31, 2013	136,061,378	188,513,109	43,102,690	—	37,487,069	78,386,378	40,893,421	24,614,194	29,047,750	103,723,182

Units Issued	12,509,362	21,809,873	110,892	2,054,661	29,139,277	33,748,738	13,481,806	9,546,090	25,656,664	47,053,705
Units Redeemed	(17,105,472)	(24,370,108)	(7,382,491)	(223,299)	(4,379,656)	(6,575,244)	(10,073,799)	(5,404,578)	(4,001,544)	(9,287,583)

Units Outstanding at December 31, 2014	131,465,268	185,952,874	35,831,091	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706	50,702,870	141,489,304

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
61

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (a)	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A
Operations
Net investment income (loss)	$(4,089,841)	$(4,344,063)	$1,407,788	$(14,740,005)	$(20,885,144)	$(9,212,767)	$(5,635)	$(4,281,408)	$(2,716,193)	$(2,929,967)
Net realized gain (loss) on investments	14,306,600	13,574,457	5,499,955	18,908,989	115,008,057	78,302,659	296	38,103,517	12,605,273	17,024,856
Net change in unrealized appreciation
(depreciation) on investments	(40,374,560)	(82,338,265)	989,358	(161,723,676)	(84,149,029)	(23,727,052)	36,118	(27,474,360)	(14,144,073)	(10,816,433)
Net increase (decrease) in net assets
from operations	(30,157,801)	(73,107,871)	7,897,101	(157,554,692)	9,973,884	45,362,840	30,779	6,347,749	(4,254,993)	3,278,456

Contract transactions [1]
Purchase payments (Note 4)	142,941,197	123,217,259	24,615,480	107,151,960	708,837,551	79,386,832	1,026,937	215,777,106	37,519,676	25,050,136
Surrenders and terminations	(19,520,285)	(22,958,137)	(4,067,788)	(53,936,263)	(108,203,057)	(38,270,996)	(60,361)	(25,238,781)	(29,971,042)	(25,893,744)
Transfers between Investment Divisions	61,124,610	64,396,462	(4,357,251)	(1,300,205)	62,744,635	16,029,405	2,305,978	267,307,743	(9,763,546)	7,358,942
Contract owner charges (Note 3)	(6,829,598)	(8,110,690)	(36,436)	(10,609,031)	(34,572,232)	(6,198,353)	(34)	(5,754,759)	(4,400,064)	(3,713,441)
Net increase (decrease) in net assets from
contract transactions	177,715,924	156,544,894	16,154,005	41,306,461	628,806,897	50,946,888	3,272,520	452,091,309	(6,614,976)	2,801,893

Net increase (decrease) in net assets	147,558,123	83,437,023	24,051,106	(116,248,231)	638,780,781	96,309,728	3,303,299	458,439,058	(10,869,969)	6,080,349

Net assets beginning of period	531,620,516	617,703,585	75,698,680	959,276,176	2,635,570,638	596,970,897	—	395,362,294	460,256,914	402,702,145

Net assets end of period	$679,178,639	$701,140,608	$99,749,786	$843,027,945	$3,274,351,419	$693,280,625	$3,303,299	$853,801,352	$449,386,945	$408,782,494

[1] Contract unit transactions
Units Outstanding at December 31, 2013	42,420,008	51,449,656	7,255,203	87,201,199	221,416,359	15,995,477	—	26,809,743	33,129,204	12,088,401

Units Issued	17,666,464	18,759,778	3,348,813	16,570,143	73,219,893	4,329,744	352,733	32,868,423	3,886,907	1,467,892
Units Redeemed	(3,448,305)	(5,697,038)	(1,748,518)	(13,283,791)	(20,987,192)	(3,132,221)	(16,689)	(4,987,337)	(4,477,680)	(1,433,322)

Units Outstanding at December 31, 2014	56,638,167	64,512,396	8,855,498	90,487,551	273,649,060	17,193,000	336,044	54,690,829	32,538,431	12,122,971

(a) Commencement of operations September 15, 2014.
See notes to the financial statements.
62

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund - A	JNL/Eagle SmallCap Equity Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A
Operations
Net investment income (loss)	$(3,804,413)	$(16,311,567)	$(646,935)	$(2,076,234)	$1,929,245	$(3,455,117)	$16,167,892	$34,674,393	$(2,814,796)	$(4,311,229)
Net realized gain (loss) on investments	23,074,051	148,080,449	(851,873)	2,674,617	68,810,517	22,644,301	4,221,381	39,940,656	38,093,872	41,991,192
Net change in unrealized appreciation
(depreciation) on investments	18,797,134	(121,506,536)	5,843,432	29,080,312	(55,392,441)	(43,184,640)	(35,514,257)	(58,727,228)	(86,372,881)	(4,660,487)
Net increase (decrease) in net assets
from operations	38,066,772	10,262,346	4,344,624	29,678,695	15,347,321	(23,995,456)	(15,124,984)	15,887,821	(51,093,805)	33,019,476

Contract transactions [1]
Purchase payments (Note 4)	103,223,345	136,114,028	15,351,958	28,802,720	168,409,079	74,261,994	146,903,245	352,513,930	84,599,620	65,030,739
Surrenders and terminations	(22,130,641)	(53,694,987)	(6,563,045)	(17,653,817)	(116,069,310)	(25,290,772)	(33,734,360)	(117,916,958)	(20,134,136)	(32,138,752)
Transfers between Investment Divisions	82,133,028	(115,817,418)	(7,570,583)	(16,459,160)	38,787,118	62,691,084	45,999,220	209,702,343	(3,522,085)	7,157,830
Contract owner charges (Note 3)	(4,535,509)	(12,066,134)	(1,453,369)	(3,707,912)	(16,109,739)	(5,581,381)	(6,460,476)	(18,984,765)	(4,486,539)	(6,467,563)
Net increase (decrease) in net assets from
contract transactions	158,690,223	(45,464,511)	(235,039)	(9,018,169)	75,017,148	106,080,925	152,707,629	425,314,550	56,456,860	33,582,254

Net increase (decrease) in net assets	196,756,995	(35,202,165)	4,109,585	20,660,526	90,364,469	82,085,469	137,582,645	441,202,371	5,363,055	66,601,730

Net assets beginning of period	370,944,184	1,131,303,126	123,980,626	329,053,904	1,467,587,680	439,451,016	600,386,079	1,556,741,477	419,450,632	559,364,629

Net assets end of period	$567,701,179	$1,096,100,961	$128,090,211	$349,714,430	$1,557,952,149	$521,536,485	$737,968,724	$1,997,943,848	$424,813,687	$625,966,359

[1] Contract unit transactions
Units Outstanding at December 31, 2013	15,205,919	29,431,934	15,121,864	45,974,561	124,335,120	38,994,754	50,411,775	113,194,156	38,005,162	48,750,611

Units Issued	8,882,730	4,827,648	5,547,419	9,855,479	21,208,159	16,650,098	23,276,848	44,167,009	12,763,723	9,615,570
Units Redeemed	(2,697,684)	(6,257,735)	(5,687,129)	(11,375,376)	(15,401,094)	(7,509,278)	(10,596,931)	(14,916,901)	(7,766,406)	(6,826,617)

Units Outstanding at December 31, 2014	21,390,965	28,001,847	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692	142,444,264	43,002,479	51,539,564

See notes to the financial statements.
63

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A
Operations
Net investment income (loss)	$(6,275,068)	$5,625,731	$542,356	$(4,531,890)	$(3,186,495)	$(1,773,044)	$(1,987,580)	$(7,602,176)	$(3,570,870)	$(7,676,567)
Net realized gain (loss) on investments	84,955,521	(8,526,030)	(2,832,934)	119,100,295	39,941,494	61,011,712	18,191,355	133,141,746	23,948,697	57,102,227
Net change in unrealized appreciation
(depreciation) on investments	(88,197,332)	26,799,217	(11,099,362)	(43,567,138)	(11,448,124)	71,001,564	(25,209,169)	(91,806,712)	13,348	(17,383,678)
Net increase (decrease) in net assets
from operations	(9,516,879)	23,898,918	(13,389,940)	71,001,267	25,306,875	130,240,232	(9,005,394)	33,732,858	20,391,175	32,041,982

Contract transactions [1]
Purchase payments (Note 4)	106,516,743	61,022,983	10,252,078	93,647,823	33,597,157	166,072,835	101,446,265	68,811,806	38,566,996	121,892,897
Surrenders and terminations	(27,791,070)	(51,504,477)	(14,299,137)	(35,324,994)	(13,250,266)	(54,966,892)	(30,855,983)	(32,254,037)	(19,022,286)	(26,198,563)
Transfers between Investment Divisions	(36,356,177)	142,975,304	(21,812,229)	41,973,005	86,638,605	128,782,411	34,713,624	(11,258,752)	14,237,467	10,211,536
Contract owner charges (Note 3)	(5,799,295)	(6,689,871)	(2,148,737)	(7,163,392)	(2,321,849)	(11,135,402)	(5,471,685)	(5,548,280)	(2,739,910)	(5,177,134)
Net increase (decrease) in net assets from
contract transactions	36,570,201	145,803,939	(28,008,025)	93,132,442	104,663,647	228,752,952	99,832,221	19,750,737	31,042,267	100,728,736

Net increase (decrease) in net assets	27,053,322	169,702,857	(41,397,965)	164,133,709	129,970,522	358,993,184	90,826,827	53,483,595	51,433,442	132,770,718

Net assets beginning of period	563,849,197	605,070,038	238,604,858	553,902,704	186,128,194	925,174,677	528,458,158	511,566,374	259,709,168	475,735,679

Net assets end of period	$590,902,519	$774,772,895	$197,206,893	$718,036,413	$316,098,716	$1,284,167,861	$619,284,985	$565,049,969	$311,142,610	$608,506,397

[1] Contract unit transactions
Units Outstanding at December 31, 2013	30,232,775	24,752,782	17,676,804	30,169,811	15,729,551	62,885,447	25,919,018	29,452,208	10,303,981	19,910,110

Units Issued	9,080,000	12,525,999	1,226,849	12,280,997	11,857,379	22,659,821	8,200,581	10,322,845	3,419,835	10,381,138
Units Redeemed	(7,348,895)	(6,798,702)	(3,345,894)	(7,395,472)	(3,857,399)	(8,724,903)	(3,607,156)	(9,418,917)	(2,296,018)	(6,496,013)

Units Outstanding at December 31, 2014	31,963,880	30,480,079	15,557,759	35,055,336	23,729,531	76,820,365	30,512,443	30,356,136	11,427,798	23,795,235

See notes to the financial statements.
64

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan International Value Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/M&G Global Basics Fund - A (a)	JNL/MC 10 x 10 Fund - A	JNL/MC 25 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Communications Sector Fund - A
Operations
Net investment income (loss)	$(11,616,919)	$1,977,403	$(9,326,129)	$10,147,192	$974,264	$(303,152)	$1,266,757	$5,422,740	$11,102,352	$1,463,856
Net realized gain (loss) on investments	240,468,043	4,796,909	101,688,427	(5,127,926)	16,334,261	(1,643,788)	29,116,320	152,278,957	7,286,803	6,115,372
Net change in unrealized appreciation
(depreciation) on investments	(398,855,000)	(62,715,657)	(37,215,702)	15,527,220	(52,106,042)	1,639,445	(5,594,385)	(152,620,471)	3,668,680	(2,770,227)
Net increase (decrease) in net assets
from operations	(170,003,876)	(55,941,345)	55,146,596	20,546,486	(34,797,517)	(307,495)	24,788,692	5,081,226	22,057,835	4,809,001

Contract transactions [1]
Purchase payments (Note 4)	459,392,928	49,846,725	145,586,201	52,985,347	22,242,270	1,293,637	45,202,574	90,509,431	82,207,345	16,525,535
Surrenders and terminations	(135,683,442)	(30,274,578)	(34,502,922)	(48,031,824)	(35,262,666)	(834,670)	(22,304,997)	(69,111,083)	(44,442,454)	(7,213,294)
Transfers between Investment Divisions	(125,273,335)	32,249,616	60,162,692	68,829,208	(46,237,315)	(62,689,818)	(2,130,234)	(94,486,100)	71,155,241	(17,846,245)
Contract owner charges (Note 3)	(33,131,694)	(4,319,935)	(5,938,701)	(5,696,112)	(5,361,309)	(217,315)	(3,938,247)	(8,248,809)	(5,013,793)	(1,283,521)
Net increase (decrease) in net assets from
contract transactions	165,304,457	47,501,828	165,307,270	68,086,619	(64,619,020)	(62,448,166)	16,829,096	(81,336,561)	103,906,339	(9,817,525)

Net increase (decrease) in net assets	(4,699,419)	(8,439,517)	220,453,866	88,633,105	(99,416,537)	(62,755,661)	41,617,788	(76,255,335)	125,964,174	(5,008,524)

Net assets beginning of period	2,907,754,831	439,949,941	519,827,016	544,462,648	592,311,175	62,755,661	352,150,730	943,196,265	526,102,665	127,353,880

Net assets end of period	$2,903,055,412	$431,510,424	$740,280,882	$633,095,753	$492,894,638	$—	$393,768,518	$866,940,930	$652,066,839	$122,345,356

[1] Contract unit transactions
Units Outstanding at December 31, 2013	202,080,073	28,622,676	14,679,279	27,676,433	44,011,763	4,498,170	29,211,129	40,124,422	38,623,619	17,197,463

Units Issued	41,061,431	7,812,620	8,586,462	16,811,943	2,449,069	255,974	5,244,108	5,253,085	16,236,216	3,628,652
Units Redeemed	(30,253,069)	(4,661,976)	(4,461,726)	(13,537,562)	(7,373,588)	(4,754,144)	(3,874,918)	(8,872,235)	(9,078,244)	(5,034,282)

Units Outstanding at December 31, 2014	212,888,435	31,773,320	18,804,015	30,950,814	39,087,244	—	30,580,319	36,505,272	45,781,591	15,791,833

(a) The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.
65

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow 10 Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Financial Sector Fund - A	JNL/MC Global 15 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC Index 5 Fund - A
Operations
Net investment income (loss)	$(4,418,864)	$(8,702,612)	$(843,724)	$(1,400,994)	$(658,090)	$(2,906,724)	$(5,811,529)	$3,759,874	$(12,555,025)	$(514,851)
Net realized gain (loss) on investments	56,268,491	59,121,480	20,356,604	(22,771)	2,608,171	42,252,819	29,356,816	(1,039,971)	96,777,370	52,828,117
Net change in unrealized appreciation
(depreciation) on investments	(11,551,414)	(6,893,424)	(15,548,488)	(27,664,826)	(24,173,624)	12,588,291	8,880,731	(4,025,304)	202,479,356	(27,886,820)
Net increase (decrease) in net assets
from operations	40,298,213	43,525,444	3,964,392	(29,088,591)	(22,223,543)	51,934,386	32,426,018	(1,305,401)	286,701,701	24,426,446

Contract transactions [1]
Purchase payments (Note 4)	76,475,670	44,368,683	22,550,060	101,271,125	84,724,960	80,838,674	14,482,277	4,582,695	313,394,052	69,313,259
Surrenders and terminations	(25,987,839)	(53,141,001)	(4,380,207)	(17,158,941)	(11,287,858)	(26,955,979)	(45,816,412)	(2,444,528)	(71,924,241)	(35,258,354)
Transfers between Investment Divisions	(62,918,275)	(33,677,870)	15,260,532	41,826,751	62,495,311	16,918,652	(28,330,480)	(5,313,038)	403,124,497	(18,433,580)
Contract owner charges (Note 3)	(4,692,129)	(4,720,723)	(929,989)	(4,742,394)	(2,303,523)	(4,872,199)	(2,273,123)	(324,243)	(13,922,355)	(7,454,330)
Net increase (decrease) in net assets from
contract transactions	(17,122,573)	(47,170,911)	32,500,396	121,196,541	133,628,890	65,929,148	(61,937,738)	(3,499,114)	630,671,953	8,166,995

Net increase (decrease) in net assets	23,175,640	(3,645,467)	36,464,788	92,107,950	111,405,347	117,863,534	(29,511,720)	(4,804,515)	917,373,654	32,593,441

Net assets beginning of period	494,514,423	584,281,808	61,671,970	384,617,165	133,956,863	438,276,905	412,419,672	45,948,819	985,261,740	648,974,887

Net assets end of period	517,690,063	$580,636,341	$98,136,758	$476,725,115	$245,362,210	$556,140,439	$382,907,952	$41,144,304	$1,902,635,394	$681,568,328

[1] Contract unit transactions
Units Outstanding at December 31, 2013	24,591,441	42,547,415	4,450,497	38,939,727	8,872,035	41,208,882	23,806,473	4,670,685	47,835,348	51,032,986

Units Issued	6,572,518	7,160,227	4,501,405	24,778,164	14,162,325	16,335,055	2,458,468	747,830	36,827,322	7,678,994
Units Redeemed	(7,721,047)	(10,730,442)	(2,217,103)	(12,915,169)	(6,021,200)	(10,953,564)	(6,132,658)	(1,128,085)	(10,088,459)	(7,118,300)

Units Outstanding at December 31, 2014	23,442,912	38,977,200	6,734,799	50,802,722	17,013,160	46,590,373	20,132,283	4,290,430	74,574,211	51,593,680

See notes to the financial statements.
66

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC International Index Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC NYSE International 25 Fund - A (a)	JNL/MC Oil & Gas Sector Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$16,048,255	$15,622,799	$1,853,007	$(6,602,259)	$527,253	$(3,733,428)	$1,156,543	$(2,842,486)	$(6,264,488)	$(3,728,185)
Net realized gain (loss) on investments	18,217,087	148,920,653	22,606,219	77,982,484	9,566,467	69,133,321	4,997,819	52,149,263	136,366,505	131,089,243
Net change in unrealized appreciation
(depreciation) on investments	(103,241,736)	106,934,442	(3,822,502)	10,694,500	(3,692,818)	(221,994,461)	(5,720,619)	(38,562,400)	(43,332,606)	174,935,490
Net increase (decrease) in net assets
from operations	(68,976,394)	271,477,894	20,636,724	82,074,725	6,400,902	(156,594,568)	433,743	10,744,377	86,769,411	302,296,548

Contract transactions [1]
Purchase payments (Note 4)	142,723,582	102,590,828	32,086,165	109,813,477	8,032,072	192,183,210	22,552,357	23,037,756	217,240,533	519,209,019
Surrenders and terminations	(51,861,702)	(357,866,106)	(35,439,313)	(30,133,329)	(4,179,011)	(71,139,335)	(4,531,384)	(37,311,872)	(73,378,829)	(177,314,999)
Transfers between Investment Divisions	110,898,932	(130,297,277)	(4,302,701)	208,399,866	(83,844,859)	85,614,978	6,185,742	(45,083,834)	(30,744,737)	249,612,546
Contract owner charges (Note 3)	(6,935,023)	(20,489,861)	(3,431,740)	(5,060,137)	(473,793)	(12,462,486)	(1,045,355)	(2,518,025)	(10,618,281)	(24,543,273)
Net increase (decrease) in net assets from
contract transactions	194,825,789	(406,062,416)	(11,087,589)	283,019,877	(80,465,591)	194,196,367	23,161,360	(61,875,975)	102,498,686	566,963,293

Net increase (decrease) in net assets	125,849,395	(134,584,522)	9,549,135	365,094,602	(74,064,689)	37,601,799	23,595,103	(51,131,598)	189,268,097	869,259,841

Net assets beginning of period	730,995,366	3,120,294,271	397,388,251	385,253,200	74,064,689	1,103,184,553	91,438,626	391,819,757	1,090,083,547	2,360,164,741

Net assets end of period	$856,844,761	$2,985,709,749	$406,937,386	$750,347,802	$—	$1,140,786,352	$115,033,729	$340,688,159	$1,279,351,644	$3,229,424,582

[1] Contract unit transactions
Units Outstanding at December 31, 2013	39,548,616	193,763,556	31,601,903	20,891,670	8,915,361	27,240,699	5,928,518	25,979,353	44,573,045	146,683,453

Units Issued	16,692,995	8,203,332	4,702,971	20,953,564	2,611,434	10,089,903	3,201,438	2,811,397	14,430,319	55,020,014
Units Redeemed	(6,440,852)	(33,586,266)	(5,699,560)	(7,100,609)	(11,526,795)	(5,627,132)	(1,816,112)	(7,048,311)	(10,719,808)	(22,028,464)

Units Outstanding at December 31, 2014	49,800,759	168,380,622	30,605,314	34,744,625	—	31,703,470	7,313,844	21,742,439	48,283,556	179,675,003

(a) The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.
67

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC S&P SMid 60 Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/MMRS Conservative Fund - A (a)	JNL/MMRS Growth Fund - A (a)	JNL/MMRS Moderate Fund - A(a)	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(3,161,948)	$(5,451,542)	$(5,472,690)	$(207,559)	$(5,870,830)	$(70,683)	$(40,585)	$(119,135)	$(1,200,379)	$(1,012,501)
Net realized gain (loss) on investments	60,302,439	55,823,382	50,148,585	290,936	29,828,458	525	13,589	44,838	1,265,282	3,109,994
Net change in unrealized appreciation
(depreciation) on investments	(51,346,227)	(16,627,934)	73,132,283	4,092,575	(3,293,964)	308,857	114,602	407,884	(6,589,221)	3,211,670
Net increase (decrease) in net assets
from operations	5,794,264	33,743,906	117,808,178	4,175,952	20,663,664	238,699	87,606	333,587	(6,524,318)	5,309,163

Contract transactions [1]
Purchase payments (Note 4)	77,324,758	159,458,195	123,656,088	19,744,996	39,364,740	17,435,311	12,739,852	34,438,369	30,173,525	70,095,270
Surrenders and terminations	(20,827,974)	(89,560,777)	(36,423,519)	(1,086,615)	(51,584,472)	(358,572)	(101,590)	(571,990)	(3,729,784)	(12,933,812)
Transfers between Investment Divisions	6,319,601	(82,813,681)	142,903,052	17,671,773	18,824,597	7,629,756	4,840,583	9,830,647	6,637,838	140,223,201
Contract owner charges (Note 3)	(3,318,815)	(9,268,158)	(7,187,077)	(6,600)	(3,455,159)	(1,009)	(5,026)	(1,939)	(1,004,125)	(2,500,279)
Net increase (decrease) in net assets from
contract transactions	59,497,570	(22,184,421)	222,948,544	36,323,554	3,149,706	24,705,486	17,473,819	43,695,087	32,077,454	194,884,380

Net increase (decrease) in net assets	65,291,834	11,559,485	340,756,722	40,499,506	23,813,370	24,944,185	17,561,425	44,028,674	25,553,136	200,193,543

Net assets beginning of period	327,592,642	1,167,461,898	561,854,485	2,976,315	408,286,614	—	—	—	59,316,396	133,549,066

Net assets end of period	$392,884,476	1,179,021,383	$902,611,207	$43,475,821	$432,099,984	$24,944,185	$17,561,425	$44,028,674	$84,869,532	$333,742,609

[1] Contract unit transactions
Units Outstanding at December 31, 2013	20,715,143	52,683,092	60,591,683	312,255	30,035,128	—	—	—	4,608,495	13,007,094

Units Issued	10,046,215	12,403,593	33,231,669	3,861,827	11,126,521	2,716,554	1,769,586	4,480,152	7,454,787	22,811,476
Units Redeemed	(6,480,079)	(13,756,156)	(12,365,527)	(520,462)	(11,337,163)	(321,396)	(75,708)	(240,617)	(5,352,481)	(4,354,331)

Units Outstanding at December 31, 2014	24,281,279	51,330,529	81,457,825	3,653,620	29,824,486	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
68

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A
Operations
Net investment income (loss)	$(6,100,975)	$(11,060,626)	$59,956,686	$10,928,010	$69,270,847	$(2,735,843)	$(2,208,353)	$6,428,417	$28,011,320	$33,088,972
Net realized gain (loss) on investments	42,913,956	(68,828,438)	15,860,958	7,755,004	44,718,232	42,459,653	41,655,175	17,469,331	37,914,156	229,879,109
Net change in unrealized appreciation
(depreciation) on investments	(33,486,979)	103,782,551	5,169,863	(35,233,250)	(138,989,078)	(15,487,375)	(32,438,273)	(6,650,453)	(70,955,953)	212,493,193
Net increase (decrease) in net assets
from operations	3,326,002	23,893,487	80,987,507	(16,550,236)	(24,999,999)	24,236,435	7,008,549	17,247,295	(5,030,477)	475,461,274

Contract transactions [1]
Purchase payments (Note 4)	85,580,905	115,285,949	293,835,919	363,619,327	281,686,367	56,712,218	25,491,325	16,192,800	75,017,557	1,080,063,773
Surrenders and terminations	(35,269,108)	(93,851,922)	(248,070,937)	(83,075,932)	(136,406,002)	(14,747,968)	(8,566,570)	(15,025,926)	(25,799,376)	(163,926,283)
Transfers between Investment Divisions	44,966,796	(71,538,733)	(316,888,602)	(139,023,911)	(70,189,130)	(15,932,261)	(12,835,953)	14,705,164	(37,612,810)	390,536,835
Contract owner charges (Note 3)	(6,879,361)	(14,782,142)	(34,248,905)	(12,019,196)	(15,823,578)	(2,761,644)	(1,955,566)	(1,457,719)	(3,863,236)	(36,580,472)
Net increase (decrease) in net assets from
contract transactions	88,399,232	(64,886,848)	(305,372,525)	129,500,288	59,267,657	23,270,345	2,133,236	14,414,319	7,742,135	1,270,093,853

Net increase (decrease) in net assets	91,725,234	(40,993,361)	(224,385,018)	112,950,052	34,267,658	47,506,780	9,141,785	31,661,614	2,711,658	1,745,555,127

Net assets beginning of period	601,435,331	1,358,821,812	3,417,014,121	1,077,933,247	1,571,549,095	255,732,742	189,982,144	170,361,803	494,897,249	2,922,385,500

Net assets end of period	$693,160,565	$1,317,828,451	$3,192,629,103	$1,190,883,299	$1,605,816,753	$303,239,522	$199,123,929	$202,023,417	$497,608,907	$4,667,940,627

[1] Contract unit transactions
Units Outstanding at December 31, 2013	32,481,536	101,677,918	178,424,220	99,527,607	81,105,647	16,839,543	12,721,861	6,708,461	33,391,633	165,123,083

Units Issued	10,835,595	19,896,249	21,435,028	43,030,352	41,566,632	10,060,967	7,332,830	2,547,442	5,469,971	91,922,437
Units Redeemed	(6,100,169)	(24,816,018)	(37,779,323)	(31,433,507)	(39,354,101)	(8,639,041)	(7,301,946)	(2,171,934)	(5,157,770)	(24,020,188)

Units Outstanding at December 31, 2014	37,216,962	96,758,149	162,079,925	111,124,452	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332

See notes to the financial statements.
69

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (b)	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)
Operations
Net investment income (loss)	$(8,085,432)	$(2,824,090)	$(3,544)	$(4,743,206)	$(15,245,223)	$(19,197,493)	$(41,650,015)	$(40,531,974)	$(72,551,616)	$(276,517)
Net realized gain (loss) on investments	94,757,981	165,465,653	633	133,685,336	106,193,600	43,594,202	232,704,123	114,315,332	245,576,213	220,460
Net change in unrealized appreciation
(depreciation) on investments	(28,273,880)	65,354,713	(14,130)	(11,640,327)	(14,230,212)	203,885	(14,488,176)	1,698,051	(2,654,783)	3,839,035
Net increase (decrease) in net assets
from operations	58,398,669	227,996,276	(17,041)	117,301,803	76,718,165	24,600,594	176,565,932	75,481,409	170,369,814	3,782,978

Contract transactions [1]
Purchase payments (Note 4)	104,130,682	227,643,632	1,403,149	155,266,640	213,635,316	126,330,271	517,867,290	305,697,967	565,348,085	25,097,016
Surrenders and terminations	(34,409,817)	(115,197,484)	(6,093)	(39,142,515)	(77,991,063)	(129,009,190)	(239,525,971)	(217,365,330)	(335,468,857)	(558,912)
Transfers between Investment Divisions	30,952,758	141,632,151	1,089,155	210,789,563	(28,123,100)	(63,709,379)	17,325,637	(50,836,827)	(66,427,296)	51,905,129
Contract owner charges (Note 3)	(6,919,033)	(21,652,953)	(42)	(8,027,451)	(16,024,285)	(17,220,542)	(47,937,374)	(35,647,725)	(65,594,850)	(155,691)
Net increase (decrease) in net assets from
contract transactions	93,754,590	232,425,346	2,486,169	318,886,237	91,496,868	(83,608,840)	247,729,582	1,848,085	97,857,082	76,287,542

Net increase (decrease) in net assets	152,153,259	460,421,622	2,469,128	436,188,040	168,215,033	(59,008,246)	424,295,514	77,329,494	268,226,896	80,070,520

Net assets beginning of period	616,475,903	1,781,587,960	—	605,776,611	1,425,615,525	1,567,877,861	4,178,451,198	3,071,065,221	5,616,026,222	—

Net assets end of period	$768,629,162	$2,242,009,582	$2,469,128	$1,041,964,651	$1,593,830,558	$1,508,869,615	$4,602,746,712	$3,148,394,715	$5,884,253,118	$80,070,520

[1] Contract unit transactions
Units Outstanding at December 31, 2013	32,284,016	111,465,419	—	31,927,884	72,851,677	117,676,849	211,959,654	208,670,035	299,937,000	—

Units Issued	11,781,809	27,625,584	263,606	24,532,096	13,981,086	14,269,842	33,013,462	26,931,014	37,009,934	7,739,617
Units Redeemed	(7,010,413)	(14,088,007)	(1,816)	(9,347,373)	(9,431,635)	(20,614,829)	(21,209,108)	(27,161,487)	(32,514,168)	(655,479)

Units Outstanding at December 31, 2014	37,055,412	125,002,996	261,790	47,112,607	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138

(a) Commencement of operations April 28, 2014.
(b) Commencement of operations September 15, 2014.

See notes to the financial statements.
70

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A
Operations
Net investment income (loss)	$(2,351,930)	$(53,223)	$(31,089,039)	$(31,093,595)	$(2,235,750)	$(7,494,617)	$(4,610,555)	$(19,648,257)	$(59,092)
Net realized gain (loss) on investments	94,804,059	(32,941)	324,272,518	298,671,126	(868,425)	125,732,646	211,040,992	14,251	59,958,437
Net change in unrealized appreciation
(depreciation) on investments	(36,096,055)	(280,278)	(145,447,510)	(15,927,643)	(5,601,919)	8,652,174	80,712,598	—	261,941
Net increase (decrease) in net assets
from operations	56,356,074	(366,442)	147,735,969	251,649,888	(8,706,094)	126,890,203	287,143,035	(19,634,006)	60,161,286

Contract transactions [1]
Purchase payments (Note 4)	93,433,086	11,875,480	312,276,368	305,140,503	186,455,685	194,726,344	528,328,410	791,615,124	56,067,558
Surrenders and terminations	(28,953,862)	(213,162)	(121,999,676)	(121,442,233)	(64,135,865)	(69,299,080)	(199,035,545)	(297,677,059)	(40,145,329)
Transfers between Investment Divisions	103,647,343	4,640,916	(22,130,444)	6,798,745	14,956,974	115,415,047	251,030,424	(510,683,030)	(40,252,456)
Contract owner charges (Note 3)	(4,696,928)	(2,185)	(20,163,643)	(24,325,766)	(7,746,393)	(10,482,660)	(37,140,070)	(15,127,974)	(6,088,423)
Net increase (decrease) in net assets from
contract transactions	163,429,639	16,301,049	147,982,605	166,171,249	129,530,401	230,359,651	543,183,219	(31,872,939)	(30,418,650)

Net increase (decrease) in net assets	219,785,713	15,934,607	295,718,574	417,821,137	120,824,307	357,249,854	830,326,254	(51,506,945)	29,742,636

Net assets beginning of period	362,318,320	—	2,019,756,972	2,161,052,341	697,296,336	969,476,516	3,194,549,403	1,268,082,975	638,676,161

Net assets end of period	$582,104,033	$15,934,607	$2,315,475,546	$2,578,873,478	$818,120,643	$1,326,726,370	$4,024,875,657	$1,216,576,030	$668,418,797

[1] Contract unit transactions
Units Outstanding at December 31, 2013	22,352,627	—	44,000,274	30,964,258	66,830,209	43,152,641	86,719,327	104,583,006	22,497,175

Units Issued	16,385,566	1,886,380	10,366,779	6,231,118	32,186,079	17,796,362	21,616,937	117,877,386	2,903,311
Units Redeemed	(7,399,315)	(218,134)	(7,622,534)	(4,131,185)	(20,036,016)	(8,260,933)	(7,999,382)	(121,454,167)	(3,995,780)

Units Outstanding at December 31, 2014	31,338,878	1,668,246	46,744,519	33,064,191	78,980,272	52,688,070	100,336,882	101,006,225	21,404,706

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
71

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2015

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred seventy-two (172) Investment Divisions during 2015, but currently contains one-hundred forty-six (146) Investment Divisions as of December 31, 2015. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2015:

Jackson Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(9)
CG - Alt 100 Growth Fund(1)(4)(9)
CG - Institutional Alt 65 Fund(1)(4)(9)
CG - International Conservative Fund(1)(4)(9)
CG - International Growth Fund(1)(4)(9)
CG - International Moderate Fund(1)(4)(9)
CG - Multi-Strategy Income Fund(1)(4)(9)
CG - Tactical Maximum Growth Fund(1)(4)(9)
CG - Tactical Moderate Growth Fund(1)(4)(9)
Curian Dynamic Risk Advantage - Diversified Fund(1)(9)
Curian Dynamic Risk Advantage - Growth Fund(1)(9)
Curian Dynamic Risk Advantage - Income Fund(1)(9)
Curian/Aberdeen Latin America Fund(1)(9)
Curian/Ashmore Emerging Market Small Cap Equity Fund(1)(9)
Curian/Baring International Fixed Income Fund(1)(9)
Curian/CenterSquare International Real Estate Securities Fund(1)(9)
Curian/PineBridge Merger Arbitrage Fund(1)(9)
Curian/Schroder Emerging Europe Fund(1)(9)
Curian/UBS Global Long Short Fixed Income Opportunities Fund(1)(9)

JG - Alt 100 Fund(2)(5)(8)
JG - Conservative Fund(2)(5)(8)
JG - Equity 100 Fund(2)(5)(8)
JG - Equity Income Fund(2)(5)(8)(9)
JG - Fixed Income 100 Fund(2(5)(8)
JG - Growth Fund(2)(5)(8)
JG - Interest Rate Opportunities Fund(2)(5)(8)
JG - Maximum Growth Fund(2)(5)(8)
JG - Moderate Fund(2)(5)(8)
JG - Moderate Growth Fund(2)(5)(8)
JG - Real Assets Fund(2)(5)(8)
JNL Tactical ETF Conservative Fund(8)
JNL Tactical ETF Growth Fund(8)
JNL Tactical ETF Moderate Fund(8)
JNL/American Funds Global Growth Fund(8)
JNL/American Funds Growth Fund(8)
JNL/AQR Risk Parity Fund(8)
JNL/BlackRock Global Long Short Credit Fund(8)
JNL/DFA U.S. Micro Cap Fund(8)

JNL/DoubleLine Total Return Fund(8)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(8)
JNL/Epoch Global Shareholder Yield Fund(8)
JNL/FAMCO Flex Core Covered Call Fund(8)
JNL/Franklin Templeton Natural Resources Fund(8)(9)
JNL/Lazard International Strategic Equity Fund(8)
JNL/MC Frontier Markets 100 Index Fund(6)(8)
JNL/Neuberger Berman Currency Fund(8)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(8)
JNL/Nicholas Convertible Arbitrage Fund(8)
JNL/PIMCO Credit Income Fund(8)
JNL/PPM America Long Short Credit Fund(3)(8)
JNL/T. Rowe Price Capital Appreciation Fund(8)
JNL/The Boston Company Equity Income Fund(8)
JNL/The London Company Focused U.S. Equity Fund(8)
JNL/Van Eck International Gold Fund(8)
JNL/WCM Focused International Equity Fund(8)

72

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 – Organization (continued)

JNL® Series Trust
JNL Alt 65 Fund - A(2)(7)(10)
JNL Disciplined Growth Fund - A(2)(10)
JNL Disciplined Moderate Fund - A(2)(10)
JNL Disciplined Moderate Growth Fund - A(2)(10)
JNL Institutional Alt 20 Fund - A(2)(10)
JNL Institutional Alt 35 Fund - A(2)(10)
JNL Institutional Alt 50 Fund - A(2)(10)
JNL Multi-Manager Alternative Fund - A(10)
JNL Multi-Manager Small Cap Growth Fund - A(8)(10)
JNL Multi-Manager Small Cap Value Fund - A(8)(10)
JNL/AB Dynamic Asset Allocation Fund - A(10)
JNL/American Funds® Balanced Allocation Fund - A(2)(10)
JNL/American Funds Blue Chip Income and Growth Fund - A(10)
JNL/American Funds Global Bond Fund - A(10)
JNL/American Funds Global Small Capitalization Fund - A(10)
JNL/American Funds Growth-Income Fund - A(10)
JNL/American Funds Growth Allocation Fund - A(2)(10)
JNL/American Funds International Fund - A(10)
JNL/American Funds New World Fund - A(10)
JNL/AQR Managed Futures Strategy Fund - A(10)
JNL/BlackRock Global Allocation Fund - A(10)
JNL/BlackRock Large Cap Select Growth Fund - A(10)
JNL/BlackRock Natural Resources Fund - A(7) (10)
JNL/Boston Partners Global Long Short Equity Fund - A(10)
JNL/Brookfield Global Infrastructure and MLP Fund - A(10)
JNL/Capital Guardian Global Balanced Fund - A(10)
JNL/Capital Guardian Global Diversified Research Fund - A(10)
JNL/Causeway International Value Select Fund - A(8) (10)
JNL/DFA U.S. Core Equity Fund - A(10)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(10)
JNL/Eastspring Investments Asia ex-Japan Fund - A(3)(10)
JNL/Eastspring Investments China-India Fund - A(3)(10)
JNL/Franklin Templeton Founding Strategy Fund - A(2)(10)
JNL/Franklin Templeton Global Growth Fund - A(10)

JNL/Franklin Templeton Global Multisector Bond Fund - A(10)
JNL/Franklin Templeton Income Fund - A(10)
JNL/Franklin Templeton International Small Cap Growth Fund - A(10)
JNL/Franklin Templeton Mutual Shares Fund - A(10)
JNL/Goldman Sachs Core Plus Bond Fund - A(10)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(10)
JNL/Goldman Sachs Mid Cap Value Fund - A(10)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(10)
JNL/Harris Oakmark Global Equity Fund - A(10)
JNL/Invesco Global Real Estate Fund - A(10)
JNL/Invesco International Growth Fund - A(10)
JNL/Invesco Large Cap Growth Fund - A(10)
JNL/Invesco Mid Cap Value Fund - A(10)
JNL/Invesco Small Cap Growth Fund - A(10)
JNL/Ivy Asset Strategy Fund - A(10)
JNL/JPMorgan MidCap Growth Fund - A(10)
JNL/JPMorgan U.S. Government & Quality Bond Fund - A(10)
JNL/Lazard Emerging Markets Fund - A(10)
JNL/MC 10 x 10 Fund - A(2)(6)(10)
JNL/MC Bond Index Fund - A(6)(10)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A(6)(9)(10)
JNL/MC Emerging Markets Index Fund - A(6)(10)
JNL/MC European 30 Fund - A(6)(10)
JNL/MC Global Alpha Fund - A(6)(9)(10)
JNL/MC Index 5 Fund - A(2)(6)(10)
JNL/MC International Index Fund - A(6)(10)
JNL/MC Pacific Rim 30 Fund - A(6)(10)
JNL/MC S&P 400 MidCap Index Fund - A(6)(10)
JNL/MC S&P 500 Index Fund - A(6)(10)
JNL/MC Small Cap Index Fund - A(6)(10)
JNL/MC Utilities Sector Fund - A(6)(10)
JNL/MMRS Conservative Fund - A(10)
JNL/MMRS Growth Fund - A(10)
JNL/MMRS Moderate Fund - A(10)

JNL/Morgan Stanley Mid Cap Growth Fund - A(10)
JNL/Neuberger Berman Strategic Income Fund - A(10)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(10)
JNL/Oppenheimer Global Growth Fund - A(10)
JNL/PIMCO Real Return Fund - A(10)
JNL/PIMCO Total Return Bond Fund - A(10)
JNL/PPM America Floating Rate Income Fund - A(3)(10)
JNL/PPM America High Yield Bond Fund - A(3)(10)
JNL/PPM America Mid Cap Value Fund - A(3)(10)
JNL/PPM America Small Cap Value Fund - A(3)(10)
JNL/PPM America Value Equity Fund - A(3)(10)
JNL/Red Rocks Listed Private Equity Fund - A(10)
JNL/S&P 4 Fund - A(2)(10)
JNL/S&P Competitive Advantage Fund - A(10)
JNL/S&P Dividend Income & Growth Fund - A(10)
JNL/S&P International 5 Fund - A(10)
JNL/S&P Intrinsic Value Fund - A(10)
JNL/S&P Managed Aggressive Growth Fund - A(10)
JNL/S&P Managed Conservative Fund - A(10)
JNL/S&P Managed Growth Fund - A(10)
JNL/S&P Managed Moderate Fund - A(10)
JNL/S&P Managed Moderate Growth Fund - A(10)
JNL/S&P Mid 3 Fund - A(10)
JNL/S&P Total Yield Fund - A(10)
JNL/Scout Unconstrained Bond Fund - A(10)
JNL/T. Rowe Price Established Growth Fund - A(10)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(10)
JNL/T. Rowe Price Short-Term Bond Fund - A(10)
JNL/T. Rowe Price Value Fund - A(10)
JNL/Westchester Capital Event Driven Fund - A(10)
JNL/WMC Balanced Fund - A(10)
JNL/WMC Money Market Fund - A(10)
JNL/WMC Value Fund - A(10)

73

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MC 25 Fund - A(6)(9)(10) JNL/MC Communications Sector Fund - A(6)(10)(11) JNL/MC Consumer Brands Sector Fund - A(6)(10) JNL/MC Dow IndexSM Fund - A(6)(7)(10) JNL/MC Financial Sector Fund - A(6)(10)	JNL/MC Global 30 Fund - A(6)(7) (10) JNL/MC Healthcare Sector Fund - A(6)(10) JNL/MC JNL 5 Fund - A(6)(10) JNL/MC JNL Optimized 5 Fund - A(6)(9)(10) JNL/MC Nasdaq25 Fund - A(6)(10)	JNL/MC Oil & Gas Sector Fund - A(6) (10) JNL/MC S&P 24 Fund - A(6)(10) JNL/MC S&P SMid 60 Fund - A(6)(10) JNL/MC Technology Sector Fund - A(6)(10) JNL/MC Value Line 30 Fund - A(6)(9)(10)

JNL Investors® Series Trust
JNL/PPM America Total Return Fund - A(3) (10)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. Prior to April 27, 2015, Curian Capital, LLC (“Curian”) served as investment adviser for the Funds comprising Curian Variable Series Trust. Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015. Both JNAM and Curian are wholly-owned subsidiaries of Jackson and received fees for their services from each Fund.

During the year ended December 31, 2015, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
CG - Alt 100 Moderate Fund	JG - Alt 100 Fund	April 27, 2015
CG - Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - Equity 100 Fund	JG - Equity 100 Fund	April 27, 2015
CG - Equity Income Fund	JG - Equity Income Fund	April 27, 2015
CG - Fixed Income 100 Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Growth Fund	JG - Growth Fund	April 27, 2015
CG - Interest Rate Opportunities Fund	JG - Interest Rate Opportunities Fund	April 27, 2015
CG - Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
CG - Real Assets Fund	JG - Real Assets Fund	April 27, 2015
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund	April 27, 2015
Curian Focused International Equity Fund	JNL/WMC Focused International Equity Fund	April 27, 2015
Curian Long Short Credit Fund	JNL/PPM America Long Short Credit Fund	April 27, 2015
Curian Tactical Advantage 35 Fund	JNL Tactical ETF Conservative Fund	April 27, 2015
Curian Tactical Advantage 60 Fund	JNL Tactical ETF Moderate Fund	April 27, 2015
Curian Tactical Advantage 75 Fund	JNL Tactical ETF Growth Fund	April 27, 2015
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund	April 27, 2015
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund	April 27, 2015
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund	April 27, 2015
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund	April 27, 2015

74

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund	April 27, 2015
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	April 27, 2015
Curian/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund	April 27, 2015
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund	April 27, 2015
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund	April 27, 2015
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund	April 27, 2015
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund	April 27, 2015
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund	April 27, 2015
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	April 27, 2015
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund	April 27, 2015
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund	April 27, 2015
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund	April 27, 2015
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund	April 27, 2015
JNL Institutional Alt 65 Fund - A	JNL Alt 65 Fund - A	April 27, 2015
JNL/Franklin Templeton Frontier Markets Fund	JNL/MC Frontier Markets 100 Index Fund	September 28, 2015
JNL/AllianceBernstein Dynamic Asset Allocation Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	September 28, 2015
JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/Eagle SmallCap Equity Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	September 28, 2015
JNL/Franklin Templeton Small Cap Value Fund - A	JNL Multi-Manager Small Cap Value Fund - A	September 28, 2015
JNL/JPMorgan International Value Fund - A	JNL/Causeway International Value Select Fund - A	September 28, 2015
JNL/MC Dow 10 Fund - A	JNL/MC Dow Index Fund - A	September 28, 2015
JNL/MC Global 15 Fund - A	JNL/MC Global 30 Fund - A	September 28, 2015

During the year ended December 31, 2015, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
CG - Alt 100 Conservative Fund	JG - Alt 100 Fund	April 27, 2015
CG - Alt 100 Growth Fund	JG - Alt 100 Fund	April 27, 2015
CG - Institutional Alt 65 Fund	JNL Alt 65 Fund - A	April 27, 2015
CG - International Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - International Growth Fund	JG - Growth Fund	April 27, 2015
CG - International Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Multi-Strategy Income Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Tactical Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Tactical Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
Curian Dynamic Risk Advantage - Diversified Fund	JNL/MMRS Conservative Fund - A	April 27, 2015

75

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian Dynamic Risk Advantage - Growth Fund	JNL/MMRS Moderate Fund - A	April 27, 2015
Curian Dynamic Risk Advantage - Income Fund	JNL/MMRS Conservative Fund - A	April 27, 2015
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund - A	April 27, 2015
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund - A	April 27, 2015
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
JNL/MC Global Alpha Fund - A	JNL/AQR Managed Futures Strategy Fund - A	April 27, 2015
JNL/MC JNL Optimized 5 Fund - A	JNL/MC JNL 5 Fund - A	April 27, 2015
JNL/MC Value Line 30 Fund - A	JNL/MC S&P 24 Fund - A	April 27, 2015
JG - Equity Income Fund	JNL/The Boston Company Equity Income Fund - A	September 28, 2015
JNL/Franklin Templeton Natural Resources Fund	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	September 28, 2015
JNL/MC 25 Fund - A	JNL/S&P 4 Fund - A	September 28, 2015

(1) The Fund was advised by Curian, an affiliate of Jackson, prior to April 27, 2015. Effective April 27, 2015, the Fund was acquired by a Fund advised by JNAM.
(2) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(3) The Fund is sub-advised by an affiliate of Jackson.
(4) “CG” denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(6) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(7) The Fund’s name was changed during the year ended December 31, 2015 to align the Fund name with its investment strategy.
(8) The Fund’s name was changed during the year ended December 31, 2015 due to a change in adviser or sub-adviser(s).
(9) This Fund was acquired during the year and is no longer available as of December 31, 2015.
(10) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(11) JNL/MC Communications Sector Fund is closed to new contract owners.
Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

76

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 2 - Significant Accounting Policies (continued)

Investments

The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2015.

FASB ASC Topic 820, “Fair Value Measurement”

Recently adopted Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) eliminates the requirement to categorize investments in the fair value hierarchy if its fair value is measured at net asset value using a practical expedient. As of December 31, 2015, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

77

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract, of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% to 1.80%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

78

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

79

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $4,548,950 and $7,965,508 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2015, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
Cost of Purchases		Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Alt 100 Conservative Fund*	$4,854,251	$39,502,027	JG - Moderate Growth Fund	$520,968,946	$136,050,734
CG - Alt 100 Growth Fund*	13,626,852	117,550,925	JG - Real Assets Fund	3,988,296	4,323,483
CG - Institutional Alt 65 Fund*	16,542,603	137,141,141	JNL Tactical ETF Conservative Fund	45,845,426	15,034,483
CG - International Conservative Fund*	1,985,387	6,620,422	JNL Tactical ETF Growth Fund	64,885,864	24,153,489
CG - International Growth Fund*	1,381,792	9,283,673	JNL Tactical ETF Moderate Fund	89,579,370	19,201,511
CG - International Moderate Fund*	1,848,958	12,166,642	JNL/American Funds Global Growth Fund	76,965,000	16,781,938
CG - Multi-Strategy Income Fund*	6,623,463	44,224,721	JNL/American Funds Growth Fund	110,717,278	38,244,425
CG - Tactical Maximum Growth Fund*	11,622,288	102,579,379	JNL/AQR Risk Parity Fund	46,471,429	14,856,588
CG - Tactical Moderate Growth Fund*	34,052,253	326,415,705	JNL/BlackRock Global Long Short Credit Fund	45,937,858	27,558,156
Curian Dynamic Risk Advantage - Diversified Fund*	35,598,461	272,504,470	JNL/DFA U.S. Micro Cap Fund	29,665,747	12,300,256
Curian Dynamic Risk Advantage - Growth Fund*	5,696,717	65,274,215	JNL/DoubleLine Total Return Fund	346,730,976	46,358,711
Curian Dynamic Risk Advantage - Income Fund*	29,581,391	199,709,765	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	32,427,220	10,497,775
Curian/Aberdeen Latin America Fund*	620,254	2,189,148	JNL/Epoch Global Shareholder Yield Fund	14,571,283	10,980,177
Curian/Ashmore Emerging Market Small Cap Equity Fund*	1,556,751	5,311,108	JNL/FAMCO Flex Core Covered Call Fund	55,410,125	33,077,583
Curian/Baring International Fixed Income Fund*	1,340,169	5,128,955	JNL/Franklin Templeton Natural Resources Fund**	24,093,306	31,866,615
Curian/CenterSquare International Real Estate Securities Fund*	2,652,026	10,667,232	JNL/Lazard International Strategic Equity Fund	37,910,455	8,183,548
Curian/PineBridge Merger Arbitrage Fund*	4,064,863	68,606,782	JNL/MC Frontier Markets 100 Index Fund	22,878,344	7,688,708
Curian/Schroder Emerging Europe Fund*	1,735,506	4,375,872	JNL/Neuberger Berman Currency Fund	3,774,305	5,856,157
Curian/UBS Global Long Short Fixed Income Opportunities Fund*	3,360,794	17,874,335	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,837,128	3,138,438
JG - Alt 100 Fund	248,601,758	105,784,360	JNL/Nicholas Convertible Arbitrage Fund	80,601,897	37,745,442
JG - Conservative Fund	70,177,068	40,541,243	JNL/PIMCO Credit Income Fund	44,601,672	17,370,464
JG - Equity 100 Fund	30,582,538	17,641,136	JNL/PPM America Long Short Credit Fund	8,235,069	5,774,066
JG - Equity Income Fund**	12,979,984	68,691,609	JNL/T. Rowe Price Capital Appreciation Fund	315,366,739	26,434,867
JG - Fixed Income 100 Fund	61,436,204	31,025,400	JNL/The Boston Company Equity Income Fund	85,638,630	21,131,106
JG - Growth Fund	135,396,363	39,137,733	JNL/The London Company Focused U.S. Equity Fund	8,544,371	3,174,659
JG - Interest Rate Opportunities Fund	16,330,405	15,869,775	JNL/Van Eck International Gold Fund	18,101,608	10,353,709
JG - Maximum Growth Fund	159,315,173	35,238,910	JNL/WCM Focused International Equity Fund	7,050,402	2,121,330
JG - Moderate Fund	163,265,346	78,401,783

80

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
Cost of Purchases		Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$218,625,987	$157,313,598	JNL/Franklin Templeton Income Fund - A	$435,185,285	$546,384,028
JNL Disciplined Growth Fund - A	249,257,605	119,346,083	JNL/Franklin Templeton International Small Cap Growth Fund - A	272,161,092	131,795,440
JNL Disciplined Moderate Fund - A	314,924,505	204,933,584	JNL/Franklin Templeton Mutual Shares Fund - A	154,712,986	122,060,394
JNL Disciplined Moderate Growth Fund - A	505,187,578	245,827,858	JNL/Goldman Sachs Core Plus Bond Fund - A	366,205,618	241,998,891
JNL Institutional Alt 20 Fund - A	363,884,680	308,116,401	JNL/Goldman Sachs Emerging Markets Debt Fund - A	21,505,986	50,885,158
JNL Institutional Alt 35 Fund - A	414,215,229	468,341,673	JNL/Goldman Sachs Mid Cap Value Fund - A	266,973,842	200,267,000
JNL Institutional Alt 50 Fund - A	571,311,178	689,556,441	JNL/Goldman Sachs U.S. Equity Flex Fund - A	197,843,345	121,265,324
JNL Multi-Manager Alternative Fund - A	7,621,110	1,252,749	JNL/Harris Oakmark Global Equity Fund - A	11,017,410	2,647,109
JNL Multi-Manager Small Cap Growth Fund - A	390,410,927	285,023,557	JNL/Invesco Global Real Estate Fund - A	626,681,133	465,049,450
JNL Multi-Manager Small Cap Value Fund - A	178,360,324	165,023,049	JNL/Invesco International Growth Fund - A	330,721,142	166,050,667
JNL/AB Dynamic Asset Allocation Fund - A	23,827,143	9,428,315	JNL/Invesco Large Cap Growth Fund - A	303,800,386	191,878,502
JNL/American Funds Balanced Allocation Fund - A	577,077,737	169,934,231	JNL/Invesco Mid Cap Value Fund - A	92,991,619	90,732,430
JNL/American Funds Blue Chip Income and Growth Fund - A	566,105,208	373,117,926	JNL/Invesco Small Cap Growth Fund - A	659,615,404	240,737,023
JNL/American Funds Global Bond Fund - A	99,287,327	120,254,912	JNL/Ivy Asset Strategy Fund - A	463,554,081	719,618,773
JNL/American Funds Global Small Capitalization Fund - A	256,953,057	118,340,424	JNL/JPMorgan MidCap Growth Fund - A	724,149,966	285,902,681
JNL/American Funds Growth-Income Fund - A	1,100,903,281	418,661,837	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	493,867,332	350,424,855
JNL/American Funds Growth Allocation Fund - A	463,584,246	130,087,781	JNL/Lazard Emerging Markets Fund - A	87,755,139	114,671,294
JNL/American Funds International Fund - A	494,721,053	177,387,296	JNL/MC 10 x 10 Fund - A	79,224,409	77,441,328
JNL/American Funds New World Fund - A	294,467,189	134,018,612	JNL/MC Bond Index Fund - A	347,060,103	252,560,268
JNL/AQR Managed Futures Strategy Fund - A	155,632,242	40,379,411	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A**	58,140,784	128,669,493
JNL/BlackRock Global Allocation Fund - A	1,135,380,605	576,563,397	JNL/MC Emerging Markets Index Fund - A	246,597,142	157,349,016
JNL/BlackRock Large Cap Select Growth Fund - A	455,153,863	183,283,745	JNL/MC European 30 Fund - A	351,583,054	125,060,314
JNL/BlackRock Natural Resources Fund - A	228,924,675	208,328,669	JNL/MC Global Alpha Fund - A*	3,982,560	48,728,954
JNL/Boston Partners Global Long Short Equity Fund - A	28,087,227	3,685,906	JNL/MC Index 5 Fund - A	169,884,897	117,373,325
JNL/Brookfield Global Infrastructure and MLP Fund - A	282,352,986	329,429,735	JNL/MC International Index Fund - A	438,581,861	248,882,116
JNL/Capital Guardian Global Balanced Fund - A	120,192,328	98,975,099	JNL/MC Pacific Rim 30 Fund - A	217,762,960	99,571,227
JNL/Capital Guardian Global Diversified Research Fund - A	136,107,701	118,792,564	JNL/MC S&P 400 MidCap Index Fund - A	797,966,058	410,202,762
JNL/Causeway International Value Select Fund - A	149,312,799	109,533,830	JNL/MC S&P 500 Index Fund - A	1,463,774,238	909,804,549
JNL/DFA U.S. Core Equity Fund - A	263,047,191	175,093,159	JNL/MC Small Cap Index Fund - A	581,483,114	386,318,677
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	16,239,891	187,857	JNL/MC Utilities Sector Fund - A	30,697,703	29,964,561
JNL/Eastspring Investments Asia ex-Japan Fund - A	57,989,345	59,146,950	JNL/MMRS Conservative Fund - A	543,453,493	94,912,554
JNL/Eastspring Investments China-India Fund - A	200,255,985	187,900,899	JNL/MMRS Growth Fund - A	56,661,703	18,828,120
JNL/Franklin Templeton Founding Strategy Fund - A	226,221,224	327,772,110	JNL/MMRS Moderate Fund - A	213,701,090	36,718,124
JNL/Franklin Templeton Global Growth Fund - A	137,286,573	177,091,334	JNL/Morgan Stanley Mid Cap Growth Fund - A	78,580,656	51,725,598
JNL/Franklin Templeton Global Multisector Bond Fund - A	277,357,579	241,715,832	JNL/Neuberger Berman Strategic Income Fund - A	228,163,006	144,085,354

81

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/Oppenheimer Emerging Markets Innovator Fund - A	$5,972,920	$1,180,753	JNL/S&P Managed Conservative Fund - A	$312,266,874	$410,190,287
JNL/Oppenheimer Global Growth Fund - A	478,761,128	216,277,829	JNL/S&P Managed Growth Fund - A	779,275,631	785,820,909
JNL/PIMCO Real Return Fund - A	248,519,759	373,931,798	JNL/S&P Managed Moderate Fund - A	424,280,921	568,521,313
JNL/PIMCO Total Return Bond Fund - A	819,137,817	828,931,540	JNL/S&P Managed Moderate Growth Fund - A	739,629,810	975,638,309
JNL/PPM America Floating Rate Income Fund - A	551,588,129	499,364,677	JNL/S&P Mid 3 Fund - A	253,031,610	82,764,553
JNL/PPM America High Yield Bond Fund - A	1,029,681,899	1,080,740,764	JNL/S&P Total Yield Fund - A	297,779,624	295,718,751
JNL/PPM America Mid Cap Value Fund - A	174,205,761	120,225,718	JNL/Scout Unconstrained Bond Fund - A	24,847,892	8,611,710
JNL/PPM America Small Cap Value Fund - A	353,238,250	154,987,252	JNL/T. Rowe Price Established Growth Fund - A	1,759,143,154	591,485,426
JNL/PPM America Value Equity Fund - A	36,989,392	70,378,296	JNL/T. Rowe Price Mid-Cap Growth Fund - A	1,269,292,331	565,196,111
JNL/Red Rocks Listed Private Equity Fund - A	135,228,641	126,367,017	JNL/T. Rowe Price Short-Term Bond Fund - A	509,719,408	420,240,697
JNL/S&P 4 Fund - A	3,248,068,410	1,163,625,653	JNL/T. Rowe Price Value Fund - A	496,735,788	359,042,788
JNL/S&P Competitive Advantage Fund - A	634,298,672	281,507,026	JNL/Westchester Capital Event Driven Fund - A	3,495,816	469,083
JNL/S&P Dividend Income & Growth Fund - A	655,530,003	622,989,910	JNL/WMC Balanced Fund - A	1,536,195,016	685,066,512
JNL/S&P International 5 Fund - A	25,210,884	6,000,131	JNL/WMC Money Market Fund - A	2,094,229,628	1,821,212,077
JNL/S&P Intrinsic Value Fund - A	547,973,768	430,423,188	JNL/WMC Value Fund - A	191,977,324	144,899,088
JNL/S&P Managed Aggressive Growth Fund - A	355,871,596	279,566,030

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund - A**	$245,119,079	$880,460,300	JNL/MC JNL Optimized 5 Fund - A*	$27,143,340	$450,726,135
JNL/MC Communications Sector Fund - A	24,777,901	38,612,716	JNL/MC Nasdaq 25 Fund - A	480,508,151	304,260,911
JNL/MC Consumer Brands Sector Fund - A	659,573,407	231,251,466	JNL/MC Oil & Gas Sector Fund - A	629,481,044	298,408,175
JNL/MC Dow Index Fund - A	108,079,304	189,948,646	JNL/MC S&P 24 Fund - A	709,331,909	187,430,660
JNL/MC Financial Sector Fund - A	367,539,595	217,796,219	JNL/MC S&P SMid 60 Fund - A	224,047,549	153,585,538
JNL/MC Global 30 Fund - A	160,294,352	154,545,327	JNL/MC Technology Sector Fund - A	612,888,320	297,253,847
JNL/MC Healthcare Sector Fund - A	1,619,920,789	668,160,623	JNL/MC Value Line 30 Fund - A*	19,652,332	453,121,609
JNL/MC JNL 5 Fund - A	787,410,306	758,010,436

JNL Investors Series Trust
	Cost of Purchases	Proceeds from Sales
JNL/PPM America Total Return Fund - A	$50,913,516	$3,988,588
*No longer available as of April 27, 2015.
**No longer available as of September 28, 2015.

82

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2015

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements are issued and the following events occurred:

On March 21, 2016, contract holders of the applicable Investment Division as shareowners in the acquired Fund approved the following acquisitions: JNL/Mellon Capital Frontier Markets 100 Index Fund into JNL/Mellon Capital Emerging Markets Index Fund; JNL/Eastspring Investments Asia ex-Japan Fund into JNL/Eastspring Investments China-India Fund (renamed JNL/Invesco China-India Fund); JNL/Invesco Large Cap Growth Fund into JNL/BlackRock Large Cap Select Growth Fund; and JNL/Capital Guardian Global Diversified Research Fund into JNL/Oppenheimer Global Growth Fund. The acquisitions will be effective after close of business on April 22, 2016. Also effective after close of business on April 22, 2016, JNL/PPM America Total Return Fund will be acquired by JNL/PPM America Total Return Fund, a separate series of JNL Series Trust.

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

83

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.227178	$10.494970	$11.651919	$9.440014	$10.110364	$9.733932	$9.864148	$12.389597	$12.361294	$10.736202
Total Return *	3.01%	3.01%	3.84%	0.3%	4.73%	2.58%	1.57%	4.59%	5.4%	2.63%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$9.928455	$10.188282	$11.220922	$9.411909	$9.653876	$9.488808	$9.712107	$11.846077	$11.728280	$10.461190
Total Return *	0.12%	0.93%	1.32%	(3.25)%	(4.45)%	(4.41)%	0.66%	2.49%	3.14%	3.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.916106	$10.094602	$11.074681	$9.727702	$10.103960	$9.926114	$9.648447	$11.558091	$11.371351	$10.072268
Total Return *	-1.02%***	0.65%***	7.28%	-1.17%***	-0.81%***	-1.03%***	-3.61%***	13.92%	11.22%	0.83%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	n/a	$10.323314	n/a	n/a	n/a	n/a	$10.145630	$10.224428	$9.989160
Total Return *	n/a	n/a	2.67%***	n/a	n/a	n/a	n/a	1.01%***	1.76%***	0.11%***
Ratio of Expenses **	n/a	n/a	1.25%	n/a	n/a	n/a	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

84

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.308748	$10.578673	$11.802489	$9.515322	$10.191580	$9.811483	$9.942764	$12.549192	$12.521129	$10.874901
Total Return *	3.14%	3.14%	3.97%	0.42%	4.86%	2.71%	1.69%	4.72%	5.53%	2.76%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.995148	$10.256716	$11.351738	$9.475144	$9.719272	$9.552464	$9.777290	$11.983690	$11.865096	$10.583109
Total Return *	0.53%	1.33%	1.73%	-3.29%***	(4.07)%	(4.02)%	1.06%	2.9%	3.55%	4.28%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.942871	$10.121845	$11.159072	$9.744378	$10.131797	$9.952817	$9.674418	$11.645683	$11.458072	$10.148979
Total Return *	0.91%***	4.84%***	7.71%	-0.62%***	1.32%***	0.26%***	2.00%***	14.38%	11.66%	1.24%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	$10.360450	n/a	n/a	n/a	n/a	$10.181703	$10.261265	$10.025057
Total Return *	n/a	n/a	7.36%***	n/a	n/a	n/a	n/a	0.56%***	2.33%***	2.20%***
Ratio of Expenses **	n/a	n/a	0.85%	n/a	n/a	n/a	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

85

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	—
Investment Income Ratio *	1.13%	1.60%	1.71%	0.62%	1.06%	1.07%	1.45%	1.43%	1.11%	0.49%

Period ended December 31, 2014

Net Assets (in thousands)	$34,297	$104,198	$124,348	$4,659	$7,728	$10,278	$37,647	$92,147	$287,493	$244,166
Units Outstanding (in thousands)	3,444	10,192	11,019	494	798	1,080	3,865	7,729	24,366	23,214
Investment Income Ratio *	0.55%	0.84%	0.83%	1.06%	0.72%	1.12%	1.66%	0.55%	0.87%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$17,739	$37,070	$107,396	$1,844	$4,524	$4,825	$20,207	$66,139	$228,188	$238,700
Units Outstanding (in thousands)	1,787	3,667	9,662	189	447	485	2,092	5,698	19,989	23,618
Investment Income Ratio *	0.00%	0.00%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.38%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$46,331	n/a	n/a	n/a	n/a	$19,798	$69,877	$98,448
Units Outstanding (in thousands)	n/a	n/a	4,480	n/a	n/a	n/a	n/a	1,948	6,823	9,840
Investment Income Ratio *	n/a	n/a	0.00%	n/a	n/a	n/a	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

86

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.253789	$11.130602	$6.601272	$10.330048	$8.903463	$9.792517	$9.657047	$8.026638	$9.424801	$10.175192
Total Return *	3.18%	1.45%	(4.28)%	12.11%	(3.02)%	6.26%	(0.28)%	8.27%	1.09%	(2.93)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$8.968955	$10.971928	$6.896162	$9.214513	$9.180810	$9.215906	$9.684090	$7.413804	$9.322874	$10.481856
Total Return *	(5.40)%	6.82%	(16.52)%	(10.67)%	(3.80)%	(0.46)%	(1.83)%	(28.14)%	(5.61)%	1.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.481418	$10.271724	$8.260382	$10.314606	$9.543746	$9.258153	$9.864683	$10.316294	$9.876458	$10.377791
Total Return *	0.51%	0.17%	-17.40%***	2.64%***	-4.56%***	-7.42%***	(1.03)%	3.17%***	-1.31%***	2.59%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$9.433605	$10.254370	n/a	n/a	n/a	n/a	$9.967386	n/a	n/a	$10.115887
Total Return *	-6.27%***	1.96%***	n/a	n/a	n/a	n/a	-0.41%***	n/a	n/a	1.38%***
Ratio of Expenses **	1.25%	1.25%	n/a	n/a	n/a	n/a	1.25%	n/a	n/a	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

87

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$9.373151	$11.274470	$6.653466	$10.412483	$8.974418	$9.870715	$9.781765	$8.090672	$9.499972	$10.334826
Total Return *	3.30%	1.57%	(4.16)%	12.25%	(2.90)%	6.39%	(0.15)%	8.40%	1.22%	(2.54)%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.073296	$11.099876	$6.942013	$9.276444	$9.242422	$9.277903	$9.796913	$7.463620	$9.385498	$10.603814
Total Return *	(5.03)%	7.25%	(16.18)%	(10.31)%	(3.42)%	-3.13%***	(1.44)%	(27.85)%	(5.23)%	1.41%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.553428	$10.350015	$8.282110	$10.342473	$9.569436	$9.273814	$9.939768	$10.344151	$9.903103	$10.456632
Total Return *	0.91%	0.57%	-16.31%***	17.95%***	-1.59%***	-6.98%***	(0.63)%	10.61%***	-1.88%***	3.00%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$9.467308	$10.291284	n/a	n/a	n/a	n/a	$10.003149	n/a	n/a	$10.152050
Total Return *	-2.40%***	4.56%***	n/a	n/a	n/a	n/a	-0.01%***	n/a	n/a	5.94%***
Ratio of Expenses **	0.85%	0.85%	n/a	n/a	n/a	n/a	0.85%	n/a	n/a	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

88

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,497
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	43,427
Investment Income Ratio *	0.00%	2.43%	0.01%	0.21%	0.00%	0.78%	0.00%	0.00%	3.42%	1.15%

Period ended December 31, 2014

Net Assets (in thousands)	$57,556	$173,807	$1,628	$3,354	$3,892	$7,555	$65,411	$2,421	$14,946	$330,093
Units Outstanding (in thousands)	6,377	15,762	235	363	423	817	6,716	325	1,599	31,305
Investment Income Ratio *	0.00%	2.02%	1.14%	0.02%	0.02%	4.21%	0.00%	3.11%	0.00%	1.09%

Period ended December 31, 2013

Net Assets (in thousands)	$55,489	$149,064	$1,216	$1,527	$1,210	$3,064	$63,826	$1,539	$7,720	$275,260
Units Outstanding (in thousands)	5,830	14,466	147	148	127	331	6,448	149	781	26,425
Investment Income Ratio *	0.00%	0.00%	1.07%	0.04%	1.34%	3.03%	0.00%	2.80%	0.00%	0.03%

Period ended December 31, 2012

Net Assets (in thousands)	$19,136	$72,577	n/a	n/a	n/a	n/a	$26,942	n/a	n/a	$135,531
Units Outstanding (in thousands)	2,025	7,067	n/a	n/a	n/a	n/a	2,699	n/a	n/a	13,376
Investment Income Ratio *	0.00%	2.78%	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

89

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.399287	$13.036304	$11.785648	$9.438324	$10.935398	$9.241220	$12.078427	$11.509692	$11.513522	$8.333269
Total Return *	(2.92)%	(2.47)%	(8.17)%	(3.31)%	(2.01)%	(5.10)%	(2.55)%	(2.56)%	(2.56)%	(12.60)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.712563	$13.365997	$12.833639	$9.761038	$11.159155	$9.737764	$12.393887	$11.811656	$11.816159	$9.534736
Total Return *	2.43%	3.53%	7.27%	0.87%	2.87%	(0.20)%	2.96%	2.42%	2.82%	(2.88)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.458910	$12.909766	$11.964132	$9.676527	$10.848221	$9.757449	$12.036999	$11.532390	$11.492164	$9.817049
Total Return *	(0.40)%	25.57%	15.34%	(3.63)%	6.60%***	-2.42%***	17.30%	10.76%	10.37%	-2.22%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.501283	$10.280954	$10.372755	$10.041477	n/a	n/a	$10.261285	$10.412286	$10.412310	n/a
Total Return *	5.20%***	1.76%***	2.32%***	0.64%***	n/a	n/a	1.55%***	3.07%***	2.82%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

90

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)
	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.562722	$13.209312	$11.957961	$9.563943	$11.052977	$9.340594	$12.271440	$11.690572	$11.694482	$8.422776
Total Return *	-2.54%	-2.08%	-7.90%	-2.92%	-1.61%	-4.72%	-2.15%	-2.17%	-2.17%	-12.25%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.837483	$13.489320	$12.983096	$9.851467	$11.234131	$9.803181	$12.541681	$11.949381	$11.953965	$9.598681
Total Return *	2.84%	3.95%	7.70%	1.28%	3.28%	0.20%	3.38%	2.83%	3.23%	-2.04%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.538630	$12.976876	$12.055147	$9.727185	$10.877509	$9.783791	$12.131900	$11.620290	$11.579777	$9.833508
Total Return *	0.00%	26.07%	11.94%***	-2.97%***	7.44%***	0.65%***	17.78%	11.20%	10.81%	-3.00%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.539085	$10.293138	$10.396103	$10.049198	n/a	n/a	$10.300908	$10.449759	$10.449811	n/a
Total Return *	6.22%***	2.62%***	2.47%***	0.52%***	n/a	n/a	6.31%***	5.03%***	2.98%***	n/a
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	n/a	n/a	0.85%	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

91

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$122,256	$81,461	$—	$71,862	$240,234	$45,565	$219,743	$398,190	$812,819	$9,036
Units Outstanding (in thousands)	11,686	6,203	—	7,567	21,832	4,906	18,028	34,343	70,035	1,078
Investment Income Ratio *	1.17%	2.26%	1.04%	1.19%	1.54%	0.97%	1.32%	1.57%	1.29%	0.63%

Period ended December 31, 2014

Net Assets (in thousands)	$97,608	$78,822	$62,045	$44,387	$156,055	$47,997	$113,732	$334,274	$476,811	$10,920
Units Outstanding (in thousands)	9,073	5,868	4,809	4,527	13,932	4,914	9,114	28,148	40,122	1,142
Investment Income Ratio *	0.84%	0.60%	3.93%	1.47%	0.47%	1.65%	0.66%	0.77%	0.71%	1.12%

Period ended December 31, 2013

Net Assets (in thousands)	$55,255	$49,262	$43,192	$22,059	$43,816	$28,938	$65,551	$172,059	$252,989	$4,999
Units Outstanding (in thousands)	5,268	3,806	3,599	2,275	4,033	2,962	5,422	14,870	21,932	509
Investment Income Ratio *	0.74%	0.11%	0.49%	0.55%	0.00%	0.00%	0.17%	0.47%	0.19%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$24,477	$3,443	$16,286	$6,020	n/a	n/a	$20,322	$47,535	$65,697	n/a
Units Outstanding (in thousands)	2,328	335	1,568	599	n/a	n/a	1,976	4,559	6,299	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

92

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.057208	$12.539343	$11.940606	$11.632284	$15.134295	$9.465234	$9.750821	$13.531640	$10.155898	$9.835862
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-0.16%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2014

Unit Value	$11.165427	$12.696731	$12.072145	$11.046628	$14.397281	$10.686030	$10.008361	$14.398327	$10.478400	$9.763453
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868074	$12.295763	$11.694230	$10.960118	$13.500581	$10.023542	$10.015265	$14.286592	$9.963764	$9.440043
Total Return *	5.27%	17.00%	12.29%	7.92%***	27.84%	-1.04%***	0.38%***	41.85%	-0.35%***	-5.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323527	$10.508906	$10.413978	n/a	$10.560434	n/a	n/a	$10.071414	n/a	n/a
Total Return *	2.59%***	3.28%***	2.53%***	n/a	4.07%***	n/a	n/a	0.79%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

93

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$11.230964	$12.736376	$12.128231	$11.739379	$15.372230	$9.552346	$9.855675	$13.711595	$10.619879	$9.941723
Total Return *	-0.57%	-0.84%	-0.69%	5.72%	5.54%	-11.07%	-2.18%	-5.64%	0.83%	1.15%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.295623	$12.844747	$12.212884	$11.103818	$14.565242	$10.741330	$10.075609	$14.531571	$10.532615	$9.829141
Total Return *	3.15%	3.67%	3.65%	1.19%	7.07%	7.16%***	0.33%	1.19%	5.59%	3.84%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.950909	$12.389453	$11.783332	$10.972881	$13.603559	$10.030850	$10.042304	$14.361241	$9.975345	$9.465616
Total Return *	5.70%	17.47%	12.74%	5.73%***	28.35%	-0.97%***	0.47%***	38.46%***	-1.43%***	-1.37%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.360690	$10.546713	$10.451438	n/a	$10.598506	n/a	n/a	$10.079232	n/a	n/a
Total Return *	5.48%***	7.02%***	7.21%***	n/a	1.54%***	n/a	n/a	3.60%***	n/a	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	n/a	0.85%	n/a	n/a	1.00%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

94

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$75,313	$134,332	$175,370	$91,115	$172,664	$25,094	$67,176	$36,079	$364,627	$34,211
Units Outstanding (in thousands)	6,767	10,622	14,575	7,793	11,313	2,638	6,854	2,648	34,644	3,460
Investment Income Ratio *	1.24%	1.17%	1.11%	0.44%	0.56%	37.31%	5.34%	0.00%	2.95%	8.24%

Period ended December 31, 2014

Net Assets (in thousands)	$45,820	$98,243	$109,628	$31,092	$98,155	$19,065	$53,933	$33,715	$68,289	$14,150
Units Outstanding (in thousands)	4,083	7,688	9,033	2,807	6,775	1,780	5,373	2,331	6,500	1,445
Investment Income Ratio *	0.86%	0.67%	0.72%	0.23%	0.28%	0.00%	0.00%	0.00%	0.57%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$32,732	$70,581	$80,235	$5,063	$45,214	$1,348	$22,308	$16,188	$5,167	$7,451
Units Outstanding (in thousands)	3,002	5,718	6,837	462	3,335	134	2,225	1,130	518	789
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.14%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$16,474	$21,517	$23,236	n/a	$9,870	n/a	n/a	$508	n/a	n/a
Units Outstanding (in thousands)	1,593	2,044	2,228	n/a	933	n/a	n/a	50	n/a	n/a
Investment Income Ratio *	2.03%	2.12%	2.11%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

95

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.682036	$11.629602	$5.724074	$11.546103	$8.577498	$10.011504	$5.679797	$9.695177	$10.022226	$9.331998
Total Return *	-6.17%	-4.41%	-22.34%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-0.16%***	-4.94%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2014

Unit Value	$13.515623	$12.166470	$7.370775	$11.197435	$10.210372	$9.949394	$7.674929	$10.116505	$10.884088	$9.816534
Total Return *	4.74%	7.49%	-21.58%	-2.65%	-16.03%	2.08%	-23.25%***	-2.30%	6.28%	-2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.904367	$11.319214	$9.399502	$11.501897	$12.159927	$9.746359	n/a	$10.354623	$10.241245	$10.084594
Total Return *	21.80%	11.31%	7.30%	12.70%***	16.92%	-3.13%	n/a	2.06%	-2.92%	0.77%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.595041	$10.169345	$8.760391	n/a	$10.400205	$10.061519	n/a	$10.145496	$10.549088	n/a
Total Return *	2.34%***	0.51%***	-10.04%***	n/a	4.52%***	0.62%***	n/a	1.68%***	6.40%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	n/a	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

96

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.881138	$11.812217	$5.807658	$11.670957	$8.691582	$10.144651	$5.717924	$9.847269	$10.814533	$9.432416
Total Return *	-5.79%	-4.03%	-22.11%	3.53%	-15.66%	1.03%	-25.70%	-3.78%	-1.78%	-4.55%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.673002	$12.308186	$7.456477	$11.273334	$10.304870	$10.041467	$7.695611	$10.234182	$11.011005	$9.882562
Total Return *	5.16%	7.92%	-21.27%	-2.26%	-15.70%	2.49%	-23.15%***	-1.91%	6.70%	-2.27%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$13.002517	$11.405341	$9.470833	$11.533634	$12.223473	$9.797282	n/a	$10.433262	$10.319305	$10.111898
Total Return *	22.28%	11.75%	7.73%	17.39%***	17.39%	-2.74%	n/a	2.47%	-2.53%	4.42%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.633015	$10.205813	$8.791627	n/a	$10.412815	$10.073701	n/a	$10.181738	$10.587055	n/a
Total Return *	9.59%***	-2.44%***	14.55%***	n/a	2.52%***	-0.13%***	n/a	0.43%***	5.12%***	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	n/a	0.85%	0.85%	n/a	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

97

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$27,780	$120,656	$—	$43,939	$15,623	$12,350	$5,281	$101,148	$59,545	$14,027
Units Outstanding (in thousands)	2,173	10,296	—	3,781	1,808	1,226	926	10,352	5,569	1,497
Investment Income Ratio *	1.73%	1.85%	3.31%	1.05%	17.30%	1.73%	0.00%	1.18%	2.46%	3.94%

Period ended December 31, 2014

Net Assets (in thousands)	$26,393	$106,385	$26,805	$14,613	$17,185	$14,461	$3,124	$64,332	$34,347	$12,693
Units Outstanding (in thousands)	1,942	8,696	3,616	1,300	1,675	1,448	407	6,324	3,138	1,290
Investment Income Ratio *	0.00%	0.03%	0.00%	0.00%	4.34%	0.00%	0.00%	0.88%	0.05%	2.20%

Period ended December 31, 2013

Net Assets (in thousands)	$15,590	$59,229	$19,294	$3,438	$10,524	$10,984	n/a	$40,484	$19,395	$5,576
Units Outstanding (in thousands)	1,204	5,215	2,045	298	863	1,124	n/a	3,897	1,887	552
Investment Income Ratio *	5.64%	1.99%	0.00%	0.00%	0.00%	1.40%	n/a	0.01%	1.86%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,648	$14,885	$6,510	n/a	$497	$3,768	n/a	$12,035	$12,982	n/a
Units Outstanding (in thousands)	155	1,461	742	n/a	48	374	n/a	1,184	1,229	n/a
Investment Income Ratio *	3.09%	2.32%	1.24%	n/a	0.00%	0.00%	n/a	0.00%	2.20%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

98

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.964386	$15.435687	$10.879043	$3.107321	$10.713083	$14.551718	$9.717960	$10.282126	$10.447161	$14.432161
Total Return *	3.21%	-2.94%	-2.64%	-27.51%	4.47%	-5.29%	-5.65%	-5.37%	-5.03%	-5.18%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2014

Unit Value	$11.592747	$15.903884	$11.174002	$4.286313	$10.254829	$15.363890	$10.299709	$10.865604	$11.000732	$15.220732
Total Return *	10.34%	9.69%	2.23%	-7.30%	-2.17%	-1.96%	1.73%	1.53%	1.81%	-0.87%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2013

Unit Value	$10.506291	$14.498494	$10.930272	$4.623635	$10.481899	$15.671773	$10.124402	$10.702137	$10.805322	$15.353836
Total Return *	4.44%***	35.12%	9.67%***	-48.54%	4.98%***	5.61%	20.22%	12.86%	18.88%	10.45%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2012

Unit Value	n/a	$10.730038	n/a	$8.985564	n/a	$14.838820	$8.421673	$9.482585	$9.089241	$13.901659
Total Return *	n/a	7.21%***	n/a	-10.14%***	n/a	7.01%	11.03%	9.18%	10.67%	7.79%
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$13.866809	$7.585200	$8.685114	$8.213126	$12.897292
Total Return *	n/a	n/a	n/a	n/a	n/a	-8.78%	-8.17%***	-2.93%	-3.93%	-5.49%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	3.61%	3.15%	3.70%	3.15%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

99

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.074524	$15.674249	$10.979142	$3.148681	$10.811664	$17.525204	$12.316525	$13.688602	$13.239659	$16.580846
Total Return *	3.62%	-2.55%	-2.25%	-27.22%	4.89%	-6.03%***	-3.12%	-2.30%	-2.49%	-3.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2014

Unit Value	$11.652755	$16.085206	$11.231800	$4.326027	$10.307880	$17.845286	$12.713071	$14.010500	$13.577278	$17.130262
Total Return *	10.78%	10.13%	0.35%***	-6.92%	-4.03%***	0.63%***	4.46%	4.82%	4.54%	1.20%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2013

Unit Value	$10.518508	$14.605261	$10.936958	$4.647848	$10.489484	$17.650593	$12.170487	$13.365738	$12.987966	$16.927727
Total Return *	5.76%***	35.66%	8.95%***	-48.34%	4.81%***	8.30%	23.44%	16.53%	22.07%	12.75%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	1.00%	1.10%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2012

Unit Value	n/a	$10.765905	n/a	$8.996557	n/a	$16.298169	$9.859384	$11.470238	$10.640048	$15.014170
Total Return *	n/a	14.37%***	n/a	-12.37%***	n/a	9.74%	14.01%	12.74%	13.64%	10.04%
Ratio of Expenses **	n/a	0.85%	n/a	0.85%	n/a	1.10%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.851990	$8.647683	$10.174362	$9.362785	$13.644637
Total Return *	n/a	n/a	n/a	n/a	n/a	-6.46%	-3.62%	0.22%	-1.36%	-4.59%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.10%	0.50%	0.50%	0.50%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

100

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$379,008	$110,141	$11,347	$24,596	$8,233	$617,912	$713,547	$1,228,353	$1,604,573	$1,536,306
Units Outstanding (in thousands)	31,534	7,081	1,037	7,862	764	36,535	63,022	97,592	131,660	95,281
Investment Income Ratio *	0.03%	0.79%	0.22%	3.37%	0.03%	1.82%	2.53%	2.40%	2.53%	2.29%

Period ended December 31, 2014

Net Assets (in thousands)	$84,808	$46,575	$6,295	$26,145	$3,201	$622,021	$650,863	$1,200,467	$1,472,586	$1,687,366
Units Outstanding (in thousands)	7,297	2,913	562	6,071	311	35,831	55,249	92,418	116,853	100,924
Investment Income Ratio *	1.18%	0.08%	0.03%	0.31%	0.00%	1.46%	1.63%	2.22%	1.88%	1.70%

Period ended December 31, 2013

Net Assets (in thousands)	$9,228	$28,342	$538	$11,291	$425	$746,748	$521,713	$1,026,832	$1,216,735	$1,697,533
Units Outstanding (in thousands)	878	1,948	49	2,436	40	43,103	45,866	82,176	100,110	102,360
Investment Income Ratio *	0.66%	2.03%	0.00%	0.24%	0.00%	1.00%	0.98%	1.38%	1.18%	2.03%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$3,063	n/a	$5,078	n/a	$868,140	$299,069	$710,906	$766,027	$1,348,029
Units Outstanding (in thousands)	n/a	285	n/a	565	n/a	54,075	32,169	65,742	76,258	91,277
Investment Income Ratio *	n/a	2.66%	n/a	0.00%	n/a	2.38%	1.28%	1.64%	1.48%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$942,913	$168,700	$427,042	$473,993	$871,892
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	64,231	20,490	44,150	53,139	64,683
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.73%	1.09%	1.34%	1.12%	1.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

101

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.783418	$14.234202	$9.489060	$23.004153	$12.689677	$9.893249	$11.160743	$14.165604	$9.065934	$11.591029
Total Return *	-5.22%	-5.53%	-4.81%***	-8.33%	-12.91%	-2.91%	-3.19%	-6.51%	-7.22%	-3.06%
Ratio of Expenses **	3.05%	3.61%	1.25%	3.91%	3.91%	1.25%	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2014

Unit Value	$15.597831	$15.066773	n/a	$25.094707	$14.571079	$10.190116	$11.528573	$15.152218	$9.771061	$11.956709
Total Return *	-1.16%	-1.75%	n/a	-1.15%	-3.69%	1.50%***	1.09%	11.19%	-1.97%	-1.26%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	1.25%	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2013

Unit Value	$15.780815	$15.334913	n/a	$25.385548	$15.129820	n/a	$11.404526	$13.627303	$9.967742	$12.109692
Total Return *	9.08%	6.44%	n/a	25.47%	29.23%	n/a	5.14%***	28.05%	-5.97%	24.04%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2012

Unit Value	$14.467107	$14.406968	n/a	$20.232227	$11.707585	n/a	$10.232479	$10.641810	$10.600572	$9.762384
Total Return *	7.97%	6.93%	n/a	9.46%	13.10%	n/a	4.92%***	9.67%	2.48%	14.34%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	2.71%	3.36%	3.16%	3.06%

Period ended December 31, 2011

Unit Value	$13.398793	$13.472850	n/a	$18.484335	$10.351574	n/a	n/a	$9.703216	$10.344191	$8.538274
Total Return *	-6.69%	-8.00%	n/a	-6.05%	-6.45%	n/a	n/a	-4.51%	0.25%***	-21.85%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	n/a	3.36%	3.16%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
102

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.972816	$16.970733	$9.514891	$41.518291	$17.586931	$9.959825	$12.053130	$16.191248	$10.244081	$13.025317
Total Return *	-3.26%	-3.03%	-4.59%***	-5.48%***	-10.21%	-2.52%	-1.14%	-4.28%	-5.19%	-1.04%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$17.544505	$17.500552	n/a	$42.740674	$19.585778	$10.217741	$12.192220	$16.914989	$10.804894	$13.162274
Total Return *	0.89%	0.85%	n/a	1.77%	-0.70%	-0.04%***	3.23%***	13.85%	0.17%	0.79%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2013

Unit Value	$17.390028	$17.353083	n/a	$41.995913	$19.723876	n/a	$11.791486	$14.857839	$10.786833	$13.058859
Total Return *	11.34%	9.26%	n/a	29.18%	33.25%	n/a	14.00%	31.11%	-3.92%	26.63%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$15.619143	$15.882983	n/a	$32.510616	$14.802516	n/a	$10.343515	$11.332119	$11.226519	$10.312913
Total Return *	10.22%	9.77%	n/a	12.70%	16.84%***	n/a	8.83%***	12.30%	4.71%	16.72%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$14.171169	$14.469467	n/a	$28.847748	$12.566719	n/a	n/a	$10.090978	$10.721765	$8.835361
Total Return *	-8.52%***	-9.64%***	n/a	-3.28%	-3.69%	n/a	n/a	-6.39%***	3.28%	-22.38%***
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

103

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,942,017	$2,748,451	$6,229	$1,000,620	$513,864	$31,738	$1,119,372	$1,828,935	$418,272	$486,304
Units Outstanding (in thousands)	117,833	167,003	655	27,111	31,053	3,196	94,392	115,792	41,913	38,259
Investment Income Ratio *	2.27%	2.24%	0.00%	0.00%	0.32%	0.00%	1.23%	2.48%	1.28%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$2,248,151	$3,167,812	n/a	$1,096,101	$590,903	$18,690	$749,737	$1,747,477	$467,956	$370,905
Units Outstanding (in thousands)	131,465	185,953	n/a	28,002	31,964	1,831	62,247	105,560	44,301	28,756
Investment Income Ratio *	1.60%	1.48%	n/a	0.00%	0.38%	0.93%	1.02%	1.14%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$2,315,267	$3,197,208	n/a	$1,131,303	$563,849	n/a	$439,310	$1,145,063	$433,086	$316,078
Units Outstanding (in thousands)	136,061	188,513	n/a	29,432	30,233	n/a	37,487	78,386	40,893	24,614
Investment Income Ratio *	1.67%	1.31%	n/a	0.08%	0.95%	n/a	0.78%	1.17%	2.11%	0.70%

Period ended December 31, 2012

Net Assets (in thousands)	$1,954,019	$2,705,104	n/a	$712,883	$326,695	n/a	$142,838	$658,754	$445,074	$192,196
Units Outstanding (in thousands)	127,331	173,523	n/a	23,891	23,244	n/a	13,849	58,871	40,202	18,876
Investment Income Ratio *	1.78%	1.88%	n/a	0.00%	0.25%	n/a	0.00%	1.02%	2.05%	0.73%

Period ended December 31, 2011

Net Assets (in thousands)	$1,349,313	$1,759,138	n/a	$624,638	$261,576	n/a	n/a	$379,981	$322,987	$121,399
Units Outstanding (in thousands)	96,468	123,288	n/a	23,617	21,600	n/a	n/a	37,953	30,387	13,853
Investment Income Ratio *	0.88%	0.86%	n/a	0.00%	0.28%	n/a	n/a	0.67%	1.01%	0.37%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

104

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.767765	$11.872870	$10.075587	$9.377378	$10.562706	$10.377129	$27.423723	$5.732755	$10.282457	$11.703901
Total Return *	-2.13%	-2.45%	-7.99%	-6.57%	-8.06%***	-4.84%	2.47%	-26.51%	4.67%	-21.03%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	2.80%	3.61%	3.61%	3.70%	1.25%	3.10%

Period ended December 31, 2014

Unit Value	$15.088660	$12.170692	$10.950184	$10.036717	$11.193091	$10.905275	$26.763737	$7.800985	$9.823957	$14.820786
Total Return *	6.76%	1.15%	-6.24%	-11.07%	7.73%	-1.76%	5.02%	-17.36%	-0.94%***	4.08%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	1.25%	3.10%

Period ended December 31, 2013

Unit Value	$14.133382	$12.032273	$11.679176	$11.285850	$10.389716	$11.100488	$25.483258	$9.439520	n/a	$14.240412
Total Return *	28.80%	17.47%	17.10%	7.43%	5.75%	10.26%	34.06%	5.54%	n/a	19.68%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	n/a	3.10%

Period ended December 31, 2012

Unit Value	$10.973233	$10.242546	$9.973414	$10.504839	$9.824353	$10.067701	$19.008526	$8.944331	n/a	$11.899161
Total Return *	13.28%	0.92%***	13.52%	13.72%	4.11%***	5.69%	6.68%	-2.88%	n/a	1.43%***
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	n/a	3.10%

Period ended December 31, 2011

Unit Value	$9.687223	n/a	$8.785597	$9.237794	n/a	$9.525680	$17.818001	$9.209368	n/a	$10.347709
Total Return *	-5.34%	n/a	-17.20%	-16.96%	n/a	-7.22%	-2.81%	-10.72%	n/a	3.30%***
Ratio of Expenses **	3.16%	n/a	3.36%	3.16%	n/a	3.61%	3.61%	3.70%	n/a	2.40%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

105

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.831721	$12.704916	$11.614339	$10.597563	$11.493721	$11.985760	$47.003517	$7.396348	$10.335760	$12.818948
Total Return *	0.16%	-0.63%	-5.65%	-4.53%	1.33%	-2.18%	5.18%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804732	$12.785507	$12.309601	$11.100310	$11.343131	$12.252870	$44.690461	$9.782449	$9.835465	$15.872403
Total Return *	9.25%	3.03%***	-3.86%	-9.13%	8.16%	0.99%	7.80%	-14.97%	1.46%***	6.44%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381331	$12.388475	$12.803656	$12.215079	$10.486958	$12.132655	$41.455971	$11.505133	n/a	$14.912251
Total Return *	31.81%	19.54%	6.10%***	9.78%	6.18%	13.34%	37.61%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.669432	$10.363348	$10.620354	$11.126783	$9.876725	$10.704258	$30.126232	$10.595790	n/a	$12.184270
Total Return *	2.11%***	1.97%***	16.24%	16.21%	5.06%***	5.99%***	9.51%	14.31%***	n/a	7.91%***
Ratio of Expenses **	0.85%	1.10%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

Period ended December 31, 2011

Unit Value	$10.041099	n/a	$9.136696	$9.575052	n/a	$9.833592	$27.509862	$10.524754	n/a	$9.044877
Total Return *	-3.27%	n/a	-19.39%***	-17.68%***	n/a	-4.85%***	-0.25%	-8.29%	n/a	-9.72%***
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.15%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

106

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$2,897,665	$941,136	$926,321	$759,581	$197,985	$3,517,477	$954,227	$659,992	$28,295	$618,494
Units Outstanding (in thousands)	177,484	75,232	82,237	73,470	17,416	301,890	22,499	93,946	2,744	49,245
Investment Income Ratio *	0.77%	1.09%	0.85%	0.86%	9.69%	2.06%	0.00%	0.47%	0.00%	1.62%

Period ended December 31, 2014

Net Assets (in thousands)	$2,316,145	$640,593	$679,179	$701,141	$99,750	$3,274,351	$693,281	$843,028	$3,303	$853,801
Units Outstanding (in thousands)	141,489	50,703	56,638	64,512	8,855	273,649	17,193	90,488	336	54,691
Investment Income Ratio *	0.68%	0.77%	0.76%	0.84%	2.77%	0.74%	0.00%	0.00%	0.00%	0.71%

Period ended December 31, 2013

Net Assets (in thousands)	$1,561,325	$357,689	$531,621	$617,704	$75,699	$2,635,571	$596,971	$959,276	n/a	$395,362
Units Outstanding (in thousands)	103,723	29,048	42,420	51,450	7,255	221,416	15,995	87,201	n/a	26,810
Investment Income Ratio *	0.83%	0.61%	0.85%	0.56%	5.22%	0.63%	0.03%	0.39%	n/a	0.85%

Period ended December 31, 2012

Net Assets (in thousands)	$815,499	$100,620	$340,653	$443,043	$20,520	$1,525,570	$444,455	$891,760	n/a	$100,565
Units Outstanding (in thousands)	71,037	9,734	32,462	40,340	2,083	144,546	16,379	87,617	n/a	8,305
Investment Income Ratio *	0.85%	0.00%	1.20%	1.08%	0.00%	0.00%	0.15%	0.00%	n/a	0.07%

Period ended December 31, 2011

Net Assets (in thousands)	$430,286	n/a	$200,814	$261,975	n/a	$494,125	$424,724	$797,267	n/a	$981
Units Outstanding (in thousands)	43,195	n/a	22,150	27,587	n/a	50,563	17,111	77,839	n/a	95
Investment Income Ratio *	0.53%	n/a	0.72%	0.60%	n/a	0.67%	0.34%	0.58%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

107

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.230619	$21.455473	$8.355132	$17.497555	$10.954677	$5.911977	$6.194560	$9.148869	$8.269499	$10.265379
Total Return *	-5.25%	-1.21%	-7.25%	-5.37%	9.55%***	-19.62%	-8.40%	-9.51%	-9.75%	0.68%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	1.25%	3.61%	3.61%	3.61%	3.61%	3.26%

Period ended December 31, 2014

Unit Value	$9.741960	$21.719323	$9.008259	$18.490528	n/a	$7.354734	$6.762681	$10.110812	$9.162504	$11.133070
Total Return *	-3.26%	-1.53%	-13.97%	6.15%	n/a	1.91%	7.45%	-0.97%	-5.83%	-3.45%
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2013

Unit Value	$10.070530	$22.056040	$10.470642	$17.418947	n/a	$7.216675	$6.293696	$10.210041	$9.729365	$11.530902
Total Return *	11.17%	18.57%	16.82%	30.65%	n/a	-9.38%	-5.81%	19.57%	25.73%	0.41%
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2012

Unit Value	$9.058602	$18.602188	$8.963371	$13.332700	n/a	$7.963310	$6.681762	$8.538913	$7.738394	$11.484302
Total Return *	8.75%	12.58%	12.65%	9.89%	n/a	18.19%	19.09%	11.83%	17.72%	8.62%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2011

Unit Value	$8.329723	$16.523644	$7.956627	$12.133220	n/a	$6.737610	$5.610913	$7.635375	$6.573777	$10.047064
Total Return *	-8.35%	-8.11%	-16.20%	-4.15%	n/a	-23.98%	-30.44%	-4.85%	-9.40%	-0.11%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	2.60%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.
108

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$14.450333	$38.713497	$14.041604	$28.618212	$10.965974	$7.388862	$7.742146	$11.558849	$10.447024	$11.319363
Total Return *	-2.50%	1.65%	-4.51%	-2.93%	1.96%***	-17.37%	-5.84%	-7.12%	-7.36%	-4.96%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2014

Unit Value	$14.820796	$38.084548	$14.705015	$29.480809	n/a	$8.941792	$8.222087	$12.445079	$11.276954	$11.909965
Total Return *	-0.46%	1.33%	-11.43%	8.89%***	n/a	4.77%	10.46%	1.65%	-3.34%***	-1.29%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$14.888685	$37.584509	$16.601959	$26.381392	n/a	$8.535085	$7.443575	$12.243449	$11.585596	$12.065929
Total Return *	14.40%	22.01%	20.27%	33.82%	n/a	-6.84%	-3.17%	22.73%	28.92%	2.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	1.00%	1.10%	0.85%

Period ended December 31, 2012

Unit Value	$13.014978	$30.805189	$13.804428	$19.713784	n/a	$9.161710	$7.687385	$9.975693	$8.986353	$11.754500
Total Return *	11.91%	15.85%	15.99%	12.56%	n/a	1.96%***	2.48%***	14.80%	20.72%	13.28%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	1.00%	1.10%	0.85%

Period ended December 31, 2011

Unit Value	$11.629393	$26.589486	$11.901546	$17.513600	n/a	$7.494181	$6.241003	$8.689677	$7.444175	$10.054309
Total Return *	-5.70%	4.60%***	-13.73%	-1.83%	n/a	-21.98%	-28.61%	-2.34%	-7.11%	0.75%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	1.10%	1.15%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

109

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$434,382	$430,977	$437,975	$613,326	$16,147	$100,006	$334,513	$1,341,037	$428,990	$681,887
Units Outstanding (in thousands)	32,310	12,539	33,824	23,833	1,473	14,223	45,373	120,927	42,763	61,594
Investment Income Ratio *	0.73%	0.88%	3.25%	0.87%	0.00%	1.93%	0.90%	1.56%	2.19%	8.25%

Period ended December 31, 2014

Net Assets (in thousands)	$449,387	$408,782	$431,510	$567,701	n/a	$128,090	$349,714	$1,557,952	$521,536	$737,969
Units Outstanding (in thousands)	32,538	12,123	31,773	21,391	n/a	14,982	44,455	130,142	48,136	63,092
Investment Income Ratio *	0.90%	0.77%	1.94%	0.60%	n/a	0.99%	0.86%	1.63%	0.82%	3.83%

Period ended December 31, 2013

Net Assets (in thousands)	$460,257	$402,702	$439,950	$370,944	n/a	$123,981	$329,054	$1,467,588	$439,451	$600,386
Units Outstanding (in thousands)	33,129	12,088	28,623	15,206	n/a	15,122	45,975	124,335	38,995	50,412
Investment Income Ratio *	1.71%	1.25%	3.66%	1.01%	n/a	1.24%	0.93%	2.02%	1.44%	2.51%

Period ended December 31, 2012

Net Assets (in thousands)	$394,421	$329,409	$312,525	$181,723	n/a	$140,464	$347,087	$1,153,798	$230,044	$297,966
Units Outstanding (in thousands)	32,328	12,054	24,334	9,997	n/a	15,874	46,690	119,513	26,253	25,535
Investment Income Ratio *	2.04%	1.22%	4.69%	0.93%	n/a	0.64%	0.75%	2.20%	1.65%	0.34%

Period ended December 31, 2011

Net Assets (in thousands)	$351,568	$286,172	$263,258	$136,793	n/a	$100,655	$272,734	$1,002,736	$150,197	$3,209
Units Outstanding (in thousands)	32,124	12,111	23,696	8,442	n/a	13,732	44,632	118,697	20,586	319
Investment Income Ratio *	1.08%	0.94%	2.74%	0.56%	n/a	0.41%	0.34%	1.46%	0.95%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

110

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.452215	$8.481567	$9.827094	$15.272623	$9.348592	$14.198801	$11.203590	$8.785068	$12.831849	$11.734460
Total Return *	-10.60%	0.13%	-7.62%	-3.46%	-15.44%	-12.45%	-4.69%	-11.43%***	-4.57%	-5.78%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	1.25%	3.71%	3.91%

Period ended December 31, 2014

Unit Value	$11.691774	$8.470816	$10.637323	$15.820330	$11.055727	$16.217712	$11.754462	n/a	$13.446442	$12.454771
Total Return *	-0.42%	-12.63%	3.98%	1.35%	-8.31%	8.80%	10.49%	n/a	10.84%	-3.61%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2013

Unit Value	$11.741541	$9.695790	$10.230559	$15.609001	$12.057957	$14.906547	$10.638287	n/a	$12.131548	$12.920911
Total Return *	10.09%	27.72%	24.32%	-4.85%	-11.11%	27.64%	30.15%	n/a	-0.98%	14.41%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2012

Unit Value	$10.665178	$7.591647	$8.229251	$16.403977	$13.564714	$11.678392	$8.173614	n/a	$12.251585	$11.293065
Total Return *	8.27%	22.74%	10.14%	3.62%	15.78%	13.48%	15.98%	n/a	23.63%	11.31%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2011

Unit Value	$9.850961	$6.185254	$7.471934	$15.830973	$11.716134	$10.291465	$7.047439	n/a	$9.910099	$10.145789
Total Return *	-1.04%	-17.41%	-3.73%	2.19%	-8.04%	-10.11%	-13.32%	n/a	-9.67%	-10.45%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

111

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$13.582757	$10.599741	$11.908337	$27.846620	$11.414898	$19.367092	$13.655467	$8.808981	$17.408372	$22.067720
Total Return *	-8.15%	2.93%	-5.61%	-0.61%	-13.07%	-9.86%	-2.56%	-11.53%***	-1.80%	-2.86%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$14.787338	$10.298111	$12.616592	$28.017891	$13.131852	$21.486406	$14.013720	n/a	$17.727784	$22.716419
Total Return *	2.31%	-10.19%	6.23%	4.35%	-5.75%	12.01%	7.88%***	n/a	14.05%	-0.61%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	n/a	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.453221	$11.466425	$11.876608	$26.850742	$13.932381	$19.182812	$12.277330	n/a	$15.543249	$22.856352
Total Return *	7.41%***	31.29%	27.02%	-2.04%	-8.62%	31.41%	32.86%	n/a	1.89%	17.97%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$12.650659	$8.733615	$9.350544	$27.408901	$15.246667	$14.597526	$9.240592	n/a	$15.254441	$19.374720
Total Return *	11.08%	26.34%***	12.53%	6.69%	13.70%***	16.84%	18.40%	n/a	10.94%***	15.08%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a	0.85%	0.85%

Period ended December 31, 2011

Unit Value	$11.388721	$6.851335	$8.309360	$25.690746	$12.747546	$12.493934	$7.804539	n/a	$11.871410	$16.465808
Total Return *	1.51%	-15.31%	-1.65%***	5.20%	-5.62%	-7.47%	-11.52%	n/a	-7.19%	-7.81%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

112

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,673,567	$541,130	$582,264	$883,013	$145,686	$655,102	$355,251	$7,834	$1,307,859	$748,807
Units Outstanding (in thousands)	130,230	53,458	50,956	34,958	13,269	35,545	27,432	890	79,885	38,013
Investment Income Ratio *	3.96%	0.93%	3.33%	2.12%	0.00%	0.55%	0.00%	0.00%	2.72%	1.87%

Period ended December 31, 2014

Net Assets (in thousands)	$1,997,944	$424,814	$625,966	$774,773	$197,207	$718,036	$316,099	n/a	$1,284,168	$619,285
Units Outstanding (in thousands)	142,444	43,002	51,540	30,480	15,558	35,055	23,730	n/a	76,820	30,512
Investment Income Ratio *	3.33%	0.81%	0.77%	2.33%	1.68%	0.80%	0.06%	n/a	1.30%	1.09%

Period ended December 31, 2013

Net Assets (in thousands)	$1,556,741	$419,451	$559,365	$605,070	$238,605	$553,903	$186,128	n/a	$925,175	$528,458
Units Outstanding (in thousands)	113,194	38,005	48,751	24,753	17,677	30,170	15,730	n/a	62,885	25,919
Investment Income Ratio *	4.10%	1.10%	0.91%	2.68%	7.14%	0.40%	0.17%	n/a	3.26%	1.13%

Period ended December 31, 2012

Net Assets (in thousands)	$1,127,679	$241,752	$391,902	$732,593	$317,364	$370,054	$122,758	n/a	$722,381	$368,673
Units Outstanding (in thousands)	92,341	28,647	43,187	29,456	21,400	26,395	13,715	n/a	49,885	21,339
Investment Income Ratio *	4.85%	1.60%	1.54%	2.43%	0.00%	1.12%	0.39%	n/a	0.78%	1.76%

Period ended December 31, 2011

Net Assets (in thousands)	$830,111	$159,531	$310,557	$576,804	$325,784	$282,268	$92,895	n/a	$408,952	$283,951
Units Outstanding (in thousands)	75,202	23,703	38,323	24,660	26,008	23,437	12,224	n/a	35,711	18,827
Investment Income Ratio *	4.30%	1.52%	2.60%	2.12%	4.64%	0.63%	0.12%	n/a	2.76%	0.70%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

113

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.948614	$16.520823	$18.483324	$10.663776	$26.022254	$12.752198	$8.184092	$10.714122	$9.969555	$12.743904
Total Return *	1.14%	-12.38%	-5.18%	-12.37%	-0.64%	-3.24%	-21.57%	-5.29%	-3.95%	-9.62%
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2014

Unit Value	$13.791536	$18.854467	$19.493406	$12.169467	$26.190385	$13.179311	$10.435151	$11.312659	$10.379965	$14.100516
Total Return *	4.35%	5.29%	4.27%	-7.44%	7.25%	1.52%	-8.62%	4.91%	1.56%	3.82%
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2013

Unit Value	$13.217218	$17.907494	$18.695987	$13.147456	$24.419652	$12.981881	$11.419062	$10.783580	$10.220022	$13.581782
Total Return *	34.44%	26.15%	34.87%	19.27%	37.00%	-7.07%	-4.60%	23.75%	-6.46%	8.18%***
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2012

Unit Value	$9.831170	$14.195139	$13.862312	$11.023491	$17.824941	$13.968818	$11.969985	$8.714196	$10.925875	$10.050283
Total Return *	8.34%	3.83%	13.61%	13.09%	12.11%	-0.18%	17.86%	12.36%	-0.37%	-1.04%***
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.50%

Period ended December 31, 2011

Unit Value	$9.074299	$13.672144	$12.202050	$9.747802	$15.899613	$13.994311	$10.156056	$7.755443	$10.966479	n/a
Total Return *	-10.11%	-9.08%	-4.75%	-10.77%	-9.22%	5.80%	-20.66%	-5.11%	3.05%	n/a
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

114

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$20.598448	$26.719638	$26.947917	$12.674122	$45.994689	$23.200168	$10.686859	$12.792888	$15.284690	$13.522567
Total Return *	3.96%	-9.98%	-2.63%	-9.92%	2.14%	-0.39%	-19.38%	-3.33%	-0.97%	-8.46%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$19.814012	$29.683007	$27.674511	$14.069911	$45.031588	$23.291806	$13.255328	$13.234120	$15.434299	$14.771573
Total Return *	7.25%	8.16%	7.08%	-4.85%	10.25%	0.30%***	-6.06%	7.07%	4.72%	4.06%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$18.473783	$27.442472	$25.845666	$14.786813	$40.843937	$21.674062	$14.110266	$12.359803	$14.738494	$13.961531
Total Return *	38.19%	29.60%	38.51%	22.61%	40.83%	-4.47%	-1.93%	26.30%	-3.55%	37.62%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.10%	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$13.368320	$21.174982	$18.660443	$12.060489	$29.002075	$22.689155	$14.388358	$9.785758	$15.281543	$10.145041
Total Return *	11.37%	6.67%	11.09%***	11.75%***	9.41%***	2.61%	18.02%***	14.69%	-0.46%***	0.80%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.10%	0.85%	1.10%

Period ended December 31, 2011

Unit Value	$12.003511	$19.851042	$15.751828	$10.338760	$24.544669	$22.112284	$11.774602	$8.532328	$14.655253	n/a
Total Return *	-7.61%	-6.60%	-2.34%	-8.41%	-6.83%	8.74%	-18.57%	-3.16%	6.09%	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

115

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$636,638	$276,598	$935,307	$2,259,091	$1,069,598	$761,725	$361,719	$370,036	$728,111	$—
Units Outstanding (in thousands)	33,108	11,290	37,628	184,904	26,422	37,238	35,630	29,809	51,662	—
Investment Income Ratio *	0.00%	0.33%	0.00%	0.67%	0.00%	2.33%	2.97%	1.96%	2.00%	0.35%

Period ended December 31, 2014

Net Assets (in thousands)	$565,050	$311,143	$608,506	$2,903,055	$740,281	$633,096	$492,895	$393,769	$652,067	$98,137
Units Outstanding (in thousands)	30,356	11,428	23,795	212,888	18,804	30,951	39,087	30,580	45,782	6,735
Investment Income Ratio *	0.05%	0.22%	0.00%	1.07%	0.00%	3.27%	1.62%	1.81%	3.40%	0.46%

Period ended December 31, 2013

Net Assets (in thousands)	$511,566	$259,709	$475,736	$2,907,755	$519,827	$544,463	$592,311	$352,151	$526,103	$61,672
Units Outstanding (in thousands)	29,452	10,304	19,910	202,080	14,679	27,676	44,012	29,211	38,624	4,450
Investment Income Ratio *	0.41%	0.19%	0.13%	1.41%	0.19%	3.09%	1.37%	2.10%	2.02%	0.80%

Period ended December 31, 2012

Net Assets (in thousands)	$328,821	$202,356	$220,180	$1,950,723	$277,546	$825,483	$714,704	$278,794	$594,553	$6,762
Units Outstanding (in thousands)	26,085	10,391	12,723	165,395	11,186	40,223	51,917	29,123	42,018	669
Investment Income Ratio *	0.00%	0.26%	0.00%	0.11%	0.00%	2.32%	1.92%	2.39%	2.11%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$301,831	$206,248	$167,008	$1,322,819	$199,952	$715,934	$738,739	$244,930	$597,160	n/a
Units Outstanding (in thousands)	26,626	11,308	11,220	129,612	9,357	35,866	64,678	29,259	43,197	n/a
Investment Income Ratio *	0.16%	0.67%	0.00%	0.15%	0.00%	2.84%	1.00%	1.49%	2.94%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

116

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$7.198031	$12.365901	$9.556553	$10.645357	$11.899766	$14.466271	$18.064539	$12.663717	$15.346861	$11.085421
Total Return *	-18.13%	-4.94%	7.91%	-4.96%	-4.86%	1.80%	-6.40%	-2.98%	-8.21%	-6.58%
Ratio of Expenses **	3.41%	3.10%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2014

Unit Value	$8.792418	$13.007919	$8.855775	$11.201085	$12.508248	$14.209829	$19.300451	$13.052758	$16.718627	$11.866305
Total Return *	-6.92%	-9.38%***	-4.12%	1.57%	-9.67%	0.10%	5.06%	8.75%	0.65%	24.63%
Ratio of Expenses **	3.41%	3.10%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2013

Unit Value	$9.445726	$13.923146	$9.236370	$11.028228	$13.847698	$14.195485	$18.371028	$12.002518	$16.610102	$9.520999
Total Return *	-7.37%	26.68%	-4.14%	19.36%	16.79%	9.26%	27.91%	26.61%	33.15%	-5.07%***
Ratio of Expenses **	3.41%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2012

Unit Value	$10.197331	$10.990367	$9.635187	$9.239827	$11.856901	$12.992143	$14.362100	$9.479910	$12.475036	n/a
Total Return *	4.72%***	5.37%	-4.65%	9.90%	13.50%	8.64%	12.75%	10.95%	11.45%	n/a
Ratio of Expenses **	3.41%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	n/a

Period ended December 31, 2011

Unit Value	$8.995976	$10.430452	$10.104784	$8.407176	$10.446888	$11.959022	$12.737916	$8.544069	$11.193412	n/a
Total Return *	-1.25%***	-10.13%	0.00%	-5.55%	-15.61%	-4.82%	-5.87%	-2.40%	-7.98%	n/a
Ratio of Expenses **	2.76%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

117

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$8.043725	$14.548004	$10.681364	$13.524652	$18.202433	$16.974553	$27.632446	$19.371004	$23.475323	$11.204657
Total Return *	-16.01%	-2.78%	8.59%	-2.30%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.577086	$14.963565	$9.836620	$13.843271	$18.559336	$16.309187	$28.637481	$19.367270	$24.806629	$11.946061
Total Return *	-4.50%***	-4.22%***	-2.17%	1.80%***	-6.88%	2.34%	8.31%	12.11%	3.77%	18.24%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.993648	$15.500268	$10.055266	$13.039753	$19.930514	$15.936592	$26.440862	$17.274803	$23.906412	$9.537077
Total Return *	-5.11%	29.31%	-2.21%	22.39%	15.30%***	-3.10%***	31.87%	30.52%	37.26%	-4.63%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.10%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.531939	$11.986924	$10.282233	$10.654331	$16.284647	$14.176805	$20.050957	$13.234863	$17.416440	n/a
Total Return *	7.18%***	0.27%***	-0.24%***	12.71%	16.84%	10.91%	2.44%***	1.28%***	3.62%***	n/a
Ratio of Expenses **	1.00%	1.00%	0.85%	1.10%	1.00%	1.00%	0.85%	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	$10.354126	$11.108943	$10.510301	$9.453252	$13.937538	$12.782667	$16.994019	$11.398882	$14.933609	n/a
Total Return *	16.86%***	-8.37%	1.76%	-3.15%	-13.13%	-2.85%	-3.11%	0.46%	-5.29%	n/a
Ratio of Expenses **	1.15%	1.10%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

118

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$472,166	$433,280	$—	$685,602	$1,004,071	$219,873	$1,500,007	$3,706,170	$1,176,866	$40,435
Units Outstanding (in thousands)	60,211	31,079	—	53,342	59,596	13,507	58,797	206,598	54,213	3,629
Investment Income Ratio *	1.60%	1.88%	0.00%	1.79%	2.28%	2.27%	0.93%	1.49%	0.59%	1.26%

Period ended December 31, 2014

Net Assets (in thousands)	$476,725	$245,362	$41,144	$681,568	$856,845	$115,034	$1,279,352	$3,229,425	$1,179,021	$43,476
Units Outstanding (in thousands)	50,803	17,013	4,290	51,594	49,801	7,314	48,284	179,675	51,331	3,654
Investment Income Ratio *	1.17%	1.19%	10.32%	1.39%	3.45%	2.54%	0.94%	1.33%	1.01%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$384,617	$133,957	$45,949	$648,975	$730,995	$91,439	$1,090,084	$2,360,165	$1,167,462	$2,976
Units Outstanding (in thousands)	38,940	8,872	4,671	51,033	39,549	5,929	44,573	146,683	52,683	312
Investment Income Ratio *	0.83%	1.59%	0.00%	1.56%	2.62%	3.93%	0.86%	1.46%	1.26%	4.57%

Period ended December 31, 2012

Net Assets (in thousands)	$208,650	$28,206	$46,259	$492,250	$519,993	$53,928	$607,048	$1,285,269	$559,727	n/a
Units Outstanding (in thousands)	19,953	2,405	4,587	47,205	33,781	3,884	32,654	103,714	34,612	n/a
Investment Income Ratio *	0.06%	3.88%	0.00%	1.58%	2.80%	1.89%	1.08%	1.74%	1.82%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$3,375	$19,793	$50,622	$380,323	$407,505	$41,344	$463,970	$892,032	$411,164	n/a
Units Outstanding (in thousands)	374	1,806	4,865	40,956	30,833	3,288	28,874	81,632	29,011	n/a
Investment Income Ratio *	0.00%	1.93%	0.78%	1.04%	2.60%	1.51%	0.63%	1.83%	0.77%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

119

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.037407	$9.645517	$9.773005	$11.291354	$9.752914	$8.418210	$13.969379	$10.750670	$12.664524	$9.592890
Total Return *	-3.50%	-6.82%	-5.77%	-7.10%	-4.20%	-15.73%***	0.12%	-6.54%	-3.45%	-4.30%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	1.25%	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2014

Unit Value	$10.401640	$10.351860	$10.371888	$12.154486	$10.180932	n/a	$13.952717	$11.503020	$13.116391	$10.024199
Total Return *	3.43%***	2.96%***	3.41%***	-3.29%	0.26%***	n/a	-1.71%	-0.37%	-0.01%	-2.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.568236	$10.031476	n/a	$14.194996	$11.545747	$13.117925	$10.318816
Total Return *	n/a	n/a	n/a	12.43%***	0.91%***	n/a	21.76%	-12.35%	-5.83%	1.12%
Ratio of Expenses **	n/a	n/a	n/a	2.95%	2.90%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.405834	$10.341022	n/a	$11.657821	$13.172528	$13.930277	$10.204321
Total Return *	n/a	n/a	n/a	1.41%***	3.61%***	n/a	16.25%	4.58%	3.93%	4.52%
Ratio of Expenses **	n/a	n/a	n/a	2.85%	2.85%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$10.027837	$12.596112	$13.403110	$9.763142
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-11.47%	7.76%	0.82%	3.18%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.61%	3.61%	3.91%	3.11%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.
120

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.104944	$9.710614	$9.838774	$12.085179	$10.476995	$8.441115	$20.487899	$13.765953	$21.859740	$10.738975
Total Return *	-3.11%	-6.45%	-5.40%	-5.37%	-2.32%	-12.77%***	2.77%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.429832	$10.380118	$10.400011	$12.770519	$10.725547	n/a	$19.936239	$14.328320	$21.957377	$10.971037
Total Return *	2.34%***	-0.65%***	1.74%***	-1.49%	3.75%	n/a	0.89%	2.42%	3.10%	-0.63%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.963200	$10.338020	n/a	$19.759860	$13.990021	$21.298086	$11.041085
Total Return *	n/a	n/a	n/a	36.22%	-1.19%	n/a	24.98%	-9.90%	-2.91%	3.43%
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.516360	$10.462631	n/a	$15.809947	$15.526658	$21.935375	$10.674570
Total Return *	n/a	n/a	n/a	5.43%***	0.97%***	n/a	19.34%	2.48%***	0.51%***	4.60%***
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$13.248085	$14.335478	$20.048385	$9.970069
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-9.13%	10.61%	3.79%	-1.04%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

121

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$445,451	$51,577	$206,681	$102,045	$400,063	$4,549	$939,327	$1,111,946	$3,046,392	$1,180,389
Units Outstanding (in thousands)	44,243	5,328	21,078	8,554	38,705	539	49,191	85,311	155,693	113,074
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.44%	0.00%	0.91%	3.56%	2.89%	3.88%

Period ended December 31, 2014

Net Assets (in thousands)	$24,944	$17,561	$44,029	$84,870	$333,743	n/a	$693,161	$1,317,828	$3,192,629	$1,190,883
Units Outstanding (in thousands)	2,395	1,694	4,240	6,711	31,464	n/a	37,217	96,758	162,080	111,124
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.06%	n/a	0.59%	0.70%	3.28%	2.34%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$59,316	$133,549	n/a	$601,435	$1,358,822	$3,417,014	$1,077,933
Units Outstanding (in thousands)	n/a	n/a	n/a	4,608	13,007	n/a	32,482	101,678	178,424	99,528
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.19%	n/a	1.04%	1.15%	1.11%	2.27%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$11,508	$66,681	n/a	$375,828	$2,175,079	$4,251,064	$278,372
Units Outstanding (in thousands)	n/a	n/a	n/a	1,212	6,393	n/a	25,292	146,138	215,752	26,438
Investment Income Ratio *	n/a	n/a	n/a	0.67%	0.00%	n/a	1.07%	2.08%	2.19%	3.34%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$284,666	$1,526,239	$2,980,927	$129,210
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	22,760	109,600	161,304	13,038
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.62%	0.99%	3.19%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

122

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.130227	$12.707547	$12.614826	$17.050075	$12.397971	$15.720931	$17.446068	$15.114905	$9.108667	$15.828810
Total Return *	-10.19%	-11.32%	-6.91%	-11.94%	-3.85%	-8.41%	-2.40%	-2.79%	-3.36%	-16.90%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%	3.61%

Period ended December 31, 2014

Unit Value	$13.506244	$14.330078	$13.551685	$19.361326	$12.893861	$17.164728	$17.874961	$15.548089	$9.425466	$19.046941
Total Return *	-3.42%	6.53%	2.10%	8.51%	-2.85%	10.34%	6.15%	9.77%	-5.92%***	13.85%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%	3.61%

Period ended December 31, 2013

Unit Value	$13.984681	$13.451379	$13.273272	$17.843244	$13.272425	$15.555573	$16.838644	$14.163602	n/a	$16.729426
Total Return *	4.36%	36.08%	32.48%	35.26%	36.78%	38.54%	37.87%	26.27%	n/a	44.63%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

Period ended December 31, 2012

Unit Value	$13.399916	$9.884915	$10.018823	$13.192250	$9.703725	$11.228262	$12.213561	$11.216816	n/a	$11.566954
Total Return *	12.60%	12.29%	15.43%	11.55%	25.76%	12.10%	12.48%	8.90%	n/a	10.05%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

Period ended December 31, 2011

Unit Value	$11.900255	$8.802847	$8.679633	$11.826380	$7.716122	$10.016290	$10.858481	$10.299783	n/a	$10.510325
Total Return *	0.97%	-10.69%	-11.28%	-8.61%	-20.79%	2.12%	6.62%	8.56%	n/a	2.75%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

123

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$19.845798	$15.739741	$15.444411	$29.221963	$15.029441	$19.646862	$21.803786	$18.738681	$9.155837	$19.783444
Total Return *	-7.67%	-8.84%	-4.45%	-9.61%	-1.25%	-5.85%	0.33%	-0.17%	-2.97%	-14.57%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495467	$17.266208	$16.163947	$32.328263	$15.220263	$20.867215	$21.731616	$18.769716	$9.436455	$23.157505
Total Return *	-0.72%	9.51%	4.80%	11.38%***	-0.23%	13.43%	13.35%***	7.26%***	-1.26%***	16.41%***
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$21.650988	$15.766223	$15.423975	$28.490768	$15.255852	$18.396130	$19.734087	$16.498730	n/a	$19.606971
Total Return *	7.28%	39.89%	35.99%	38.69%	40.46%	42.42%	41.51%	29.48%	n/a	48.46%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.10%	0.85%	0.85%	1.00%	1.00%	n/a	1.00%

Period ended December 31, 2012

Unit Value	$20.180869	$11.270586	$11.342241	$20.542233	$10.861040	$12.917126	$13.944943	$12.742209	n/a	$13.207260
Total Return *	10.59%***	12.87%***	18.49%	14.39%	20.39%***	1.46%***	15.46%	11.68%	n/a	12.97%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.10%	0.85%	0.85%	1.00%	1.00%	n/a	1.00%

Period ended December 31, 2011

Unit Value	$17.085087	$9.672001	$9.572316	$17.957638	$8.368520	$11.140221	$12.077498	$11.409605	n/a	$11.690770
Total Return *	3.63%	-8.42%	12.25%***	-6.30%	-18.78%	12.09%***	9.43%	11.31%	n/a	5.46%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

124

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,359,848	$290,871	$354,269	$153,098	$453,159	$5,961,071	$1,017,895	$2,109,657	$20,176	$889,029
Units Outstanding (in thousands)	76,517	19,267	23,863	5,949	31,138	317,278	49,066	118,250	2,209	47,146
Investment Income Ratio *	5.73%	0.72%	0.60%	0.00%	5.64%	5.26%	0.79%	2.38%	1.07%	1.01%

Period ended December 31, 2014

Net Assets (in thousands)	$1,605,817	$303,240	$199,124	$202,023	$497,609	$4,667,941	$768,629	$2,242,010	$2,469	$1,041,965
Units Outstanding (in thousands)	83,318	18,261	12,753	7,084	33,704	233,025	37,055	125,003	262	47,113
Investment Income Ratio *	5.53%	0.51%	0.27%	5.03%	6.82%	2.34%	0.30%	1.36%	0.00%	0.88%

Period ended December 31, 2013

Net Assets (in thousands)	$1,571,549	$255,733	$189,982	$170,362	$494,897	$2,922,386	$616,476	$1,781,588	n/a	$605,777
Units Outstanding (in thousands)	81,106	16,840	12,722	6,708	33,392	165,123	32,284	111,465	n/a	31,928
Investment Income Ratio *	6.30%	0.64%	0.43%	1.31%	8.93%	0.83%	0.69%	1.89%	n/a	1.16%

Period ended December 31, 2012

Net Assets (in thousands)	$1,362,796	$115,388	$94,059	$112,314	$346,531	$1,217,212	$293,492	$822,731	n/a	$230,392
Units Outstanding (in thousands)	75,591	10,587	8,512	6,164	32,794	97,619	21,654	66,373	n/a	17,949
Investment Income Ratio *	6.26%	0.37%	1.01%	1.33%	0.00%	1.89%	0.65%	1.67%	n/a	0.91%

Period ended December 31, 2011

Net Assets (in thousands)	$870,828	$87,886	$65,195	$97,154	$308,657	$956,114	$153,398	$529,069	n/a	$197,440
Units Outstanding (in thousands)	55,802	9,255	6,964	6,104	37,524	87,824	12,987	47,429	n/a	17,293
Investment Income Ratio *	6.97%	0.10%	0.19%	1.12%	8.66%	4.94%	1.01%	1.84%	n/a	0.97%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.

125

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.499307	$10.290203	$13.376898	$11.471200	$12.057079	$9.697588	$14.235652	$9.371523	$32.821580	$49.933015
Total Return *	-3.91%	-5.13%	-3.92%	-4.71%	-4.66%	-12.11%***	-11.00%	-1.76%	6.45%	2.38%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	3.01%	3.61%	1.25%	3.91%	3.91%

Period ended December 31, 2014

Unit Value	$14.048148	$10.847182	$13.923369	$12.038796	$12.646828	$11.210961	$15.994421	$9.538972	$30.831434	$48.770099
Total Return *	2.65%	-0.62%	1.69%	0.21%	0.40%	10.80%***	11.78%	-4.61%***	4.54%	8.50%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	2.65%	3.61%	1.25%	3.91%	3.91%

Period ended December 31, 2013

Unit Value	$13.685008	$10.914940	$13.691565	$12.013979	$12.596786	n/a	$14.308556	n/a	$29.492504	$44.948972
Total Return *	21.14%	0.73%	18.01%	6.42%	11.29%	n/a	46.30%	n/a	33.35%	31.27%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

Period ended December 31, 2012

Unit Value	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630	n/a	$9.780077	n/a	$22.116964	$34.241931
Total Return *	11.57%	4.82%	11.03%	6.89%	9.26%	n/a	17.50%	n/a	14.27%	9.22%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

Period ended December 31, 2011

Unit Value	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662	n/a	$8.323496	n/a	$19.355494	$31.351508
Total Return *	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%	n/a	-8.75%	n/a	-4.96%	-5.23%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.
126

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$21.988401	$13.931217	$21.979530	$15.530152	$20.562380	$10.055206	$17.791682	$9.434563	$61.722961	$91.045726
Total Return *	-1.23%	-2.54%	-1.20%	-2.11%	-1.75%	-11.37%	-8.51%	-1.36%	9.76%	5.41%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$22.261653	$14.294772	$22.245717	$15.865164	$20.928576	$11.344545	$19.445573	$9.564819	$56.232932	$86.374715
Total Return *	5.52%	2.09%	4.58%	2.94%	3.47%	10.07%***	12.91%***	-3.82%***	7.79%	11.71%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$21.097901	$14.001567	$21.271309	$15.411454	$20.227633	n/a	$16.769144	n/a	$52.169689	$77.323934
Total Return *	24.52%	3.48%	21.36%	9.33%	14.69%	n/a	50.17%	n/a	37.49%	35.15%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$16.943113	$13.530606	$17.526999	$14.096669	$17.636234	n/a	$11.166615	n/a	$37.943892	$57.215482
Total Return *	14.69%	7.69%	14.19%	9.82%	12.60%	n/a	20.62%	n/a	6.85%***	12.45%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$14.773287	$12.564577	$15.349276	$12.836407	$15.662054	n/a	$9.258036	n/a	$31.410950	$50.879218
Total Return *	-5.74%	2.10%	-4.10%	-0.16%***	-2.25%***	n/a	-6.34%	n/a	-2.16%	-2.44%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

127

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,664,641	$1,389,796	$4,587,195	$2,971,042	$5,606,997	$218,007	$477,082	$31,988	$3,513,721	$3,180,255
Units Outstanding (in thousands)	82,113	105,546	226,173	201,531	295,689	21,868	28,136	3,402	64,603	38,666
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.16%	1.28%	0.00%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$1,593,831	$1,508,870	$4,602,747	$3,148,395	$5,884,253	$80,071	$582,104	$15,935	$2,315,476	$2,578,873
Units Outstanding (in thousands)	77,401	111,332	223,764	208,440	304,433	7,084	31,339	1,668	46,745	33,064
Investment Income Ratio *	0.47%	0.29%	0.53%	0.20%	0.23%	0.00%	1.00%	0.00%	0.00%	0.15%

Period ended December 31, 2013

Net Assets (in thousands)	$1,425,616	$1,567,878	$4,178,451	$3,071,065	$5,616,026	n/a	$362,318	n/a	$2,019,757	$2,161,052
Units Outstanding (in thousands)	72,852	117,677	211,960	208,670	299,937	n/a	22,353	n/a	44,000	30,964
Investment Income Ratio *	0.72%	0.58%	0.90%	0.47%	0.50%	n/a	1.27%	n/a	0.08%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811	n/a	$112,891	n/a	$1,325,286	$1,472,007
Units Outstanding (in thousands)	62,719	130,695	184,990	197,840	272,199	n/a	10,415	n/a	39,723	28,527
Investment Income Ratio *	0.94%	2.59%	1.27%	1.88%	1.55%	n/a	0.96%	n/a	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548	n/a	$80,015	n/a	$901,594	$1,176,491
Units Outstanding (in thousands)	54,285	98,525	158,754	157,318	222,293	n/a	8,851	n/a	31,868	25,681
Investment Income Ratio *	0.66%	2.39%	0.73%	1.97%	1.64%	n/a	1.22%	n/a	0.00%	0.02%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

128

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.316207	$16.550775	$9.409740	$24.033526	$7.430963	$22.183699	$14.547263	$5.438960	$16.208037	$9.673063
Total Return *	-3.24%	-5.61%	-5.57%***	-4.62%	-3.68%	-6.64%	-9.64%	-1.01%	2.14%	-4.53%
Ratio of Expenses **	3.61%	3.91%	1.25%	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2014

Unit Value	$8.594441	$17.534083	n/a	$25.197477	$7.714836	$23.761523	$16.099934	$5.494634	$15.868311	$10.132420
Total Return *	-3.14%	8.90%	n/a	5.77%	-3.68%	7.29%	-1.91%	1.68%	6.88%	5.49%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2013

Unit Value	$8.872603	$16.100834	n/a	$23.823488	$8.009515	$22.147785	$16.413606	$5.403797	$14.846381	$9.605048
Total Return *	-3.45%	31.88%	n/a	14.88%	-3.68%	26.29%	31.49%	16.61%	36.10%	25.40%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2012

Unit Value	$9.189697	$12.209024	n/a	$20.737850	$8.315507	$17.537698	$12.482322	$4.634014	$10.908085	$7.659550
Total Return *	-1.20%	14.74%	n/a	5.98%	-3.69%	12.11%	13.07%	15.94%	19.08%	6.89%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2011

Unit Value	$9.301062	$10.640263	n/a	$19.567657	$8.634066	$15.643046	$11.039085	$3.996745	$9.160024	$7.166008
Total Return *	-2.21%	-5.82%	n/a	-0.57%	-3.67%	-5.61%	4.62%	-6.70%	2.77%	13.37%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

129

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.861324	$26.735319	$9.435350	$44.177099	$13.519303	$31.729038	$23.670423	$8.719715	$25.561978	$15.865620
Total Return *	-0.53%	-2.67%	-6.33%***	-1.76%	-0.85%	-4.09%	-7.63%	1.86%	5.00%	-1.63%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.919125	$27.470071	n/a	$44.970145	$13.634536	$33.080372	$25.626056	$8.560585	$24.344867	$16.127848
Total Return *	-0.42%	12.29%	n/a	8.93%	-0.84%	10.22%	1.08%	4.63%	9.87%	8.70%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.965640	$24.464416	n/a	$41.281946	$13.750691	$30.012344	$25.353152	$8.181687	$22.156954	$14.836565
Total Return *	-0.75%	35.97%	n/a	18.32%	-0.85%	29.74%	35.50%	14.72%***	39.91%	29.22%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$11.048330	$17.991908	n/a	$34.890392	$13.867935	$23.132132	$18.710849	$6.681961	$15.836182	$11.481733
Total Return *	-0.12%***	15.29%***	n/a	-0.97%***	-0.30%***	15.19%	16.53%	19.14%	1.63%***	10.15%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$10.785135	$14.943349	n/a	$31.176294	$13.642602	$20.081933	$16.057054	$5.608553	$12.695583	$10.423578
Total Return *	0.37%	-3.05%	n/a	2.24%	-0.99%	-3.03%	7.79%	-4.15%	5.48%	16.81%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

130

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$901,709	$1,327,464	$2,963	$4,591,555	$1,489,594	$619,044	$—	$104,278	$908,533	$495,120
Units Outstanding (in thousands)	87,680	54,206	314	116,457	124,378	20,728	—	13,219	39,282	33,833
Investment Income Ratio *	0.98%	0.81%	0.00%	1.26%	0.00%	1.45%	3.00%	3.44%	0.52%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$818,121	$1,326,726	n/a	$4,024,876	$1,216,576	$668,419	$866,941	$122,345	$517,690	$580,636
Units Outstanding (in thousands)	78,980	52,688	n/a	100,337	101,006	21,405	36,505	15,792	23,443	38,977
Investment Income Ratio *	1.19%	0.81%	n/a	1.30%	0.00%	1.47%	2.08%	2.64%	0.56%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$697,296	$969,477	n/a	$3,194,549	$1,268,083	$638,676	$943,196	$127,354	$494,514	$584,282
Units Outstanding (in thousands)	66,830	43,153	n/a	86,719	104,583	22,497	40,124	17,197	24,591	42,547
Investment Income Ratio *	1.34%	1.29%	n/a	1.49%	0.00%	1.92%	2.54%	2.28%	0.71%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$647,091	$570,473	n/a	$2,294,283	$1,195,108	$430,498	$601,581	$92,760	$215,723	$462,836
Units Outstanding (in thousands)	61,301	34,539	n/a	73,604	97,907	19,603	34,602	15,049	15,046	43,454
Investment Income Ratio *	1.03%	1.32%	n/a	1.33%	0.00%	2.30%	2.21%	2.54%	0.49%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$493,477	$431,971	n/a	$1,709,811	$1,010,793	$362,133	$501,984	$53,185	$107,189	$491,868
Units Outstanding (in thousands)	47,268	30,832	n/a	59,618	82,015	18,923	33,587	10,225	9,082	50,814
Investment Income Ratio *	1.27%	1.37%	n/a	1.18%	0.00%	1.03%	2.59%	2.69%	0.56%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

131

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.194683	$11.379184	$18.855189	$13.230606	$11.324467	$17.006091	$18.242552	$11.944621	$12.564055	$7.895201
Total Return *	-4.63%	-11.85%	2.80%	-6.53%	2.97%	-2.16%	-26.20%	-11.24%	-8.42%	0.61%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2014

Unit Value	$8.592294	$12.909036	$18.342209	$14.155449	$10.998057	$17.382007	$24.719171	$13.456611	$13.719307	$7.847701
Total Return *	9.05%	6.51%	20.70%	7.29%	3.11%	14.24%	-13.79%	1.81%	-0.17%	16.22%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2013

Unit Value	$7.879192	$12.119740	$15.196576	$13.194238	$10.666349	$15.215740	$28.674301	$13.217836	$13.742661	$6.752509
Total Return *	28.62%	8.86%	35.89%	26.91%	27.48%	36.10%	20.54%	36.00%	32.04%	21.59%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2012

Unit Value	$6.125976	$11.133770	$11.182591	$10.396853	$8.366950	$11.180078	$23.788550	$9.719095	$10.408048	$5.553673
Total Return *	21.64%	18.08%	14.34%	13.75%	10.15%	15.40%	0.34%	7.94%	9.80%	7.17%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2011

Unit Value	$5.036198	$9.429313	$9.780146	$9.140074	$7.595955	$9.687756	$23.708642	$9.004054	$9.479046	$5.182166
Total Return *	-15.97%	-11.85%	6.96%	-5.61%	-13.10%	-1.62%	-0.68%	1.55%	-10.98%	-3.95%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

132

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.922098	$18.663848	$29.736982	$17.912469	$14.425761	$23.192824	$30.226284	$15.081345	$15.962302	$12.657680
Total Return *	-1.96%	-9.17%	5.67%	-3.98%	3.84%	0.58%	-23.91%	-9.21%***	-5.86%	3.52%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.180218	$20.547277	$28.140409	$18.655036	$13.892526	$23.060138	$39.723065	$16.369538	$16.955507	$12.226761
Total Return *	12.10%	9.76%	24.08%	10.22%	5.93%	17.43%	-11.11%	4.13%	2.62%***	19.59%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$11.757308	$18.720798	$22.679696	$16.925899	$13.115219	$19.636662	$44.690102	$15.719755	$16.358028	$10.223802
Total Return *	16.38%***	12.17%	39.70%	30.37%	30.96%	39.91%	24.28%	39.11%	35.53%	25.11%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$8.714376	$16.689518	$16.234801	$12.982674	$10.014324	$14.035644	$35.958048	$11.300460	$12.069629	$8.171569
Total Return *	24.86%	21.68%	-3.43%***	16.87%	13.17%	-1.15%***	-2.23%***	10.42%	12.71%	-6.20%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$6.979045	$13.715652	$13.555164	$11.108993	$8.849116	$11.702614	$34.109903	$10.234481	$10.708353	$7.272040
Total Return *	-13.75%	-9.17%	9.78%	-3.04%	-10.74%	0.97%	2.25%	3.87%	-8.63%	-1.32%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

133

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$656,580	$353,707	$2,840,786	$2,829,536	$—	$836,207	$1,103,030	$583,190	$315,208	$1,172,350
Units Outstanding (in thousands)	56,108	20,520	105,322	166,512	—	38,563	40,317	41,102	20,761	102,218
Investment Income Ratio *	1.14%	0.00%	0.45%	2.61%	0.00%	0.54%	1.58%	1.41%	2.38%	0.62%

Period ended December 31, 2014

Net Assets (in thousands)	$556,140	$382,908	$1,902,635	$2,985,710	$406,937	$750,348	$1,140,786	$340,688	$392,884	$902,611
Units Outstanding (in thousands)	46,590	20,132	74,574	168,381	30,605	34,745	31,703	21,742	24,281	81,458
Investment Income Ratio *	0.89%	0.00%	0.58%	2.04%	1.98%	0.22%	1.19%	0.72%	0.62%	0.69%

Period ended December 31, 2013

Net Assets (in thousands)	$438,277	$412,420	$985,262	$3,120,294	$397,388	$385,253	$1,103,185	$391,820	$327,593	$561,854
Units Outstanding (in thousands)	41,209	23,806	47,835	193,764	31,602	20,892	27,241	25,979	20,715	60,592
Investment Income Ratio *	0.91%	0.00%	0.75%	2.59%	2.88%	0.88%	1.24%	1.87%	1.74%	0.72%

Period ended December 31, 2012

Net Assets (in thousands)	$216,488	$419,858	$405,054	$2,718,584	$340,858	$239,760	$841,333	$63,317	$181,031	$393,847
Units Outstanding (in thousands)	26,845	27,156	27,468	219,540	35,365	18,134	25,822	5,802	15,483	53,038
Investment Income Ratio *	1.00%	0.00%	0.90%	2.90%	2.84%	0.25%	1.10%	0.48%	0.84%	0.28%

Period ended December 31, 2011

Net Assets (in thousands)	$151,291	$400,433	$252,885	$2,666,784	$325,680	$147,276	$796,202	$53,979	$158,327	$313,873
Units Outstanding (in thousands)	23,421	31,453	20,056	250,692	38,068	13,156	25,205	5,444	15,191	46,394
Investment Income Ratio *	0.79%	0.00%	0.93%	3.14%	1.82%	0.58%	0.76%	0.50%	0.71%	0.20%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

134

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.483889	$14.403283
Total Return *	-0.83%	-2.05%***
Ratio of Expenses **	3.70%	2.55%

Period ended December 31, 2014

Unit Value	$11.580311	n/a
Total Return *	3.81%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2013

Unit Value	$11.154790	n/a
Total Return *	29.94%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2012

Unit Value	$8.584787	n/a
Total Return *	5.19%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2011

Unit Value	$8.160986	n/a
Total Return *	-25.77%	n/a
Ratio of Expenses **	3.70%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

135

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$15.505039	$16.225774
Total Return *	0.05%	-0.90%***
Ratio of Expenses **	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$15.496900	n/a
Total Return *	6.81%	n/a
Ratio of Expenses **	0.85%	n/a

Period ended December 31, 2013

Unit Value	$14.508738	n/a
Total Return *	4.05%***	n/a
Ratio of Expenses **	0.85%	n/a

Period ended December 31, 2012

Unit Value	$10.719987	n/a
Total Return *	8.07%	n/a
Ratio of Expenses **	1.00%	n/a

Period ended December 31, 2011

Unit Value	$9.919046	n/a
Total Return *	-23.75%	n/a
Ratio of Expenses **	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

136

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$45,461
Units Outstanding (in thousands)	—	2,905
Investment Income Ratio *	0.00%	7.21%

Period ended December 31, 2014

Net Assets (in thousands)	$432,100	n/a
Units Outstanding (in thousands)	29,824	n/a
Investment Income Ratio *	0.23%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$408,287	n/a
Units Outstanding (in thousands)	30,035	n/a
Investment Income Ratio *	1.92%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$357,999	n/a
Units Outstanding (in thousands)	35,092	n/a
Investment Income Ratio *	0.06%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$366,236	n/a
Units Outstanding (in thousands)	38,660	n/a
Investment Income Ratio *	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

137

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Independent Registered Public Accounting Firm Report
The Board of Directors and Shareholders
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within Jackson National Separate Account I (the “Company”), as of December 31, 2015, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2015, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 22, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

138

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Jackson National Life Insurance Company and Subsidiaries:
We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated income statements, consolidated statements of comprehensive income, equity, and cash flows for each of the years in the three‑year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.
/s/KPMG LLP
Columbus, Ohio
March 4, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2015	2014
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2015, $49,004,841; 2014, $48,245,495, including $141,580 and $142,642 at fair value under the fair value option at December 31, 2015 and 2014, respectively)	$49,803,040	$50,978,577
Trading securities, at fair value	285,154	530,418
Commercial mortgage loans, net of allowance	6,436,636	5,998,253
Policy loans (includes $3,216,123 and $3,156,550 at fair value under the fair value option at
December 31, 2015 and 2014, respectively)	4,495,955	4,477,083
Derivative instruments	1,333,320	1,428,084
Other invested assets (includes $1,194,226 and $1,176,633 at fair value under the fair value option at December 31, 2015 and 2014, respectively)	1,418,314	1,381,684
Total investments	63,772,419	64,794,099
Cash and cash equivalents	2,059,935	1,399,091
Accrued investment income	685,799	687,503
Deferred acquisition costs	8,438,804	7,455,336
Reinsurance recoverable	9,154,262	9,323,159
Deferred income taxes, net	481,083	13,956
Other assets	1,615,771	1,119,762
Separate account assets	134,157,891	127,459,274
Total assets	$220,365,964	$212,252,180

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$13,736,209	$13,574,469
Other contract holder funds	59,180,144	57,685,319
Funds held under reinsurance treaties, at fair value under fair value option	3,459,645	3,431,854
Debt	346,957	328,737
Securities lending payable	279,002	196,633
Derivative instruments	367,439	391,805
Other liabilities	2,455,813	2,542,453
Separate account liabilities	134,157,891	127,459,274
Total liabilities	213,983,100	205,610,544

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,816,079
Shares held in trust	(31,938)	(27,084)
Equity compensation reserve	3,263	14,130
Accumulated other comprehensive income, net of tax (benefit) expense
of $(102,092) in 2015 and $398,736 in 2014	548,458	1,478,565
Retained earnings	2,000,642	1,311,175
Total stockholder's equity	6,350,304	6,606,665
Noncontrolling interests	32,560	34,971
Total equity	6,382,864	6,641,636
Total liabilities and equity	$220,365,964	$212,252,180

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Revenues
Fee income	$4,981,941	$4,512,152	$3,801,275
Premium	266,409	264,341	286,771
Net investment income	2,939,362	3,002,581	3,144,646
Net realized losses on investments:
Total other-than-temporary impairments	(77,662)	(56,161)	(49,930)
Portion of other-than-temporary impairments included in
other comprehensive income	15,024	29,549	29,146
Net other-than-temporary impairments	(62,638)	(26,612)	(20,784)
Other net investment losses	(1,524,877)	(3,377,910)	(1,969,669)
Total net realized losses on investments	(1,587,515)	(3,404,522)	(1,990,453)
Other income	97,945	98,338	154,714
Total revenues	6,698,142	4,472,890	5,396,953
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	997,746	1,183,680	1,026,392
Interest credited on other contract holder funds, net of deferrals	1,516,522	1,563,202	1,636,071
Interest expense	38,104	38,417	42,036
Operating costs and other expenses, net of deferrals	1,724,590	1,616,062	1,480,719
Amortization of deferred acquisition and sales inducement costs	660,860	(263,564)	284,618
Total benefits and expenses	4,937,822	4,137,797	4,469,836
Pretax income before noncontrolling interests	1,760,320	335,093	927,117
Income tax expense (benefit)	346,339	(10,407)	166,997
Net income	1,413,981	345,500	760,120
Less: Net income (loss) attributable to noncontrolling interests	13,101	(5,269)	4,958
Net income attributable to Jackson	$1,400,880	$350,769	$755,162

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Net income	$1,413,981	$345,500	$760,120

Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2015 $(447,191); 2014 $543,831; 2013 $(807,429))	(846,010)	1,007,605	(1,487,770)

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2015 $4,469; 2014 $8,410; 2013 $7,984)	(8,299)	(15,618)	(14,826)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2015 $49,168; 2014 $23,011; 2013 $43,708)	(91,310)	(42,737)	(81,170)

Total other comprehensive (loss) income	(945,619)	949,250	(1,583,766)
Comprehensive income (loss)	468,362	1,294,750	(823,646)
Less: Comprehensive (loss) income attributable to noncontrolling interests	(2,411)	(7,637)	1,876
Comprehensive income (loss) attributable to Jackson	$470,773	$1,302,387	$(825,522)

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2012	$13,800	$3,766,912	$(25,065)	$12,943	$2,107,631	$1,409,244	$7,285,465	$40,732	$7,326,197

Net income	—	—	—	—	—	755,162	755,162	4,958	760,120
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(1,580,684)	—	(1,580,684)	(3,082)	(1,583,766)
Capital contribution	—	35,053	—	—	—	—	35,053	—	35,053
Dividends to stockholder	—	—	—	—	—	(507,000)	(507,000)	—	(507,000)
Shares acquired at cost	—	—	(21,208)	—	—	—	(21,208)	—	(21,208)
Shares distributed at cost	—	—	23,521	—	—	—	23,521	—	23,521
Reserve for equity compensation plans	—	—	—	13,129	—	—	13,129	—	13,129
Fair value of shares issued under equity
compensation plans	—	—	—	(7,624)	—	—	(7,624)	—	(7,624)
Balances as of December 31, 2013	13,800	3,801,965	(22,752)	18,448	526,947	1,657,406	5,995,814	42,608	6,038,422

Net income	—	—	—	—	—	350,769	350,769	(5,269)	345,500
Change in unrealized investment gains and losses, net of tax	—	—	—	—	951,618	—	951,618	(2,368)	949,250
Capital contribution	—	14,114	—	—	—	—	14,114	—	14,114
Dividends to stockholder	—	—	—	—	—	(697,000)	(697,000)	—	(697,000)
Shares acquired at cost	—	—	(32,640)	—	—	—	(32,640)	—	(32,640)
Shares distributed at cost	—	—	28,308	—	—	—	28,308	—	28,308
Reserve for equity compensation plans	—	—	—	10,266	—	—	10,266	—	10,266
Fair value of shares issued under equity
compensation plans	—	—	—	(14,584)	—	—	(14,584)	—	(14,584)
Balances as of December 31, 2014	13,800	3,816,079	(27,084)	14,130	1,478,565	1,311,175	6,606,665	34,971	6,641,636

Net income	—	—	—	—	—	1,400,880	1,400,880	13,101	1,413,981
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(930,107)	—	(930,107)	(15,512)	(945,619)
Dividends to stockholder	—	—	—	—	—	(711,413)	(711,413)	—	(711,413)
Shares acquired at cost	—	—	(19,438)	—	—	—	(19,438)	—	(19,438)
Shares distributed at cost	—	—	14,584	—	—	—	14,584	—	14,584
Reserve for equity compensation plans	—	—	—	4,187	—	—	4,187	—	4,187
Fair value of shares issued under equity
compensation plans	—	—	—	(15,054)	—	—	(15,054)	—	(15,054)
Balances as of December 31, 2015	$13,800	$3,816,079	$(31,938)	$3,263	$548,458	$2,000,642	$6,350,304	$32,560	$6,382,864

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$1,413,981	$345,500	$760,120
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized gains on investments	(34,191)	(83,997)	(81,145)
Net losses on derivatives	1,339,369	3,236,398	1,865,137
Interest credited on other contract holder funds, gross	1,529,137	1,577,180	1,650,459
Mortality, expense and surrender charges	(730,782)	(745,227)	(743,799)
Amortization of discount and premium on investments	39,713	67,724	49,408
Deferred income tax expense	33,701	(415,974)	277,078
Share-based compensation	50,083	46,384	39,947
Change in:
Accrued investment income	1,704	(5,354)	(3,707)
Deferred sales inducements and acquisition costs	(465,937)	(1,387,067)	(848,133)
Trading portfolio activity, net	245,264	10,810	(128,415)
Income tax accruals	(452,016)	134,624	86,261
Other assets and liabilities, net	295,502	395,956	85,812
Net cash provided by operating activities	3,265,528	3,176,957	3,009,023

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	7,941,581	5,644,799	5,798,733
Commercial mortgage loans	1,159,080	1,392,066	1,339,273
Purchases of:
Fixed maturities	(8,720,419)	(5,242,317)	(5,543,494)
Commercial mortgage loans	(1,596,503)	(1,314,647)	(1,654,026)
Purchase of REALIC, net of cash acquired	—	—	(17,696)
Other investing activities	(816,079)	(1,087,486)	(2,489,841)
Net cash used in investing activities	(2,032,340)	(607,585)	(2,567,051)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	27,030,772	26,279,026	25,196,030
Withdrawals	(14,530,207)	(13,386,586)	(11,810,633)
Net transfers to separate accounts	(11,886,621)	(14,267,126)	(14,094,490)
Net (payments on) proceeds from repurchase agreements	(289,625)	(125,646)	415,271
Net (payments on) proceeds from Federal Home Loan Bank notes	(200,000)	—	200,000
Net proceeds from (payments on) debt	18,191	45,000	(7,500)
Shares held in trust at cost, net	(4,854)	(4,332)	2,313
Payment of cash dividends to Parent	(710,000)	(697,000)	(507,000)
Net cash used in financing activities	(572,344)	(2,156,664)	(606,009)

Net increase (decrease) in cash and cash equivalents	660,844	412,708	(164,037)

Cash and cash equivalents, beginning of year	1,399,091	986,383	1,150,420
Cash and cash equivalents, end of year	$2,059,935	$1,399,091	$986,383

Supplemental Cash Flow Information
Income tax paid (received)	$766,000	$256,829	$(241,921)
Interest paid	$20,943	$21,798	$21,900

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain real estate related investments;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

In 2015, Jackson announced that Curian Capital will no longer accept new business effective July 31, 2015. Curian Capital will continue to actively manage existing accounts into 2016 to allow for the transition of accounts, but are expected to exit the business around the end of the first quarter 2016.

Acquisition
On September 4, 2012, the Company acquired 100% of the equity of SRLC America Holding Corp. (“SRLC”) from Swiss Re Life Capital Ltd (“Swiss Re”). In 2013, the final purchase price for SRLC was settled at $605.1 million. SRLC’s primary subsidiary was Reassure America Life Insurance Company (“REALIC”), which was merged into Jackson as of December 31, 2012. Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2014 notes to the consolidated financial statements have been reclassified to conform to the 2015 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The updated guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. Effective January 1, 2015, the Company adopted ASU No. 2014-11 and has included the required disclosures in Note 3, with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments,” which eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively and also provides updated guidance on the recognition of measurement period adjustments.  ASU No. 2015-16 is effective for years beginning after December 15, 2015, with early adoption permitted for financial statements that have not been issued and should be applied prospectively to adjustments to provisional amounts that occur after the effective date.   The adoption of ASU No. 2015-16 is not expected to have an impact on the Company’s consolidated financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. ASU No. 2015-07 is effective for annual periods beginning after December 15, 2015 and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2015-07 is not expected to have an impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Amendments to the Consolidation Analysis,” which changes the rules regarding consolidation. ASU No. 2015-02 eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral of certain investment funds. ASU No. 2015-02 is effective for periods beginning after December 15, 2015. Early adoption is permitted and may be applied retrospectively or using a modified retrospective approach. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which clarifies the principles of recognizing revenue. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to insurance contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services - Insurance.” Early adoption is not permitted. ASU No. 2014-09 is effective retrospectively for periods beginning after December 15, 2017. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $506.8 million and $662.8 million as of December 31, 2015 and 2014, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. In connection with the acquisition of REALIC, the Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At both December 31, 2015 and 2014, $3.2 billion of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2015 and 2014, the Company had $1.3 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.
Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests. These consolidated VIEs are comprised of entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

In connection with the acquisition of REALIC, the Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2015, 2014, or 2013.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivative instruments. Further details regarding

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred acquisition costs decreased by $296.9 million and $725.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2015 and 2014, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2015 and 2014, projected returns after the next five years were set at 7.4%. At December 31, 2015 and 2014, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015, 2014, and 2013. During 2015, certain amounts related to life products were adjusted, resulting in an additional $75 million in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred sales inducements decreased by $54.9 million and $129.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015, 2014, and 2013.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

In connection with and prior to the previously mentioned acquisition, REALIC entered into three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, at acquisition, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Value of Business Acquired
As a result of the acquisition of SRLC in 2012, the Company recorded an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition of SRLC. This intangible asset will be amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.
Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that aren’t included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 175% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.5% to 6.0%. Lapse and expense assumptions are based on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2015 and 2014, the assets and liabilities associated with variable life and annuity contracts were $134.2 billion and $127.5 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $268.2 million and $332.0 million at December 31, 2015 and 2014, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 4, 2016, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2015, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2015, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $274.7 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2015
AAA	22.1%
AA	6.5%
A	33.8%
BBB	33.6%
Investment grade	96.0%
BB	2.2%
B and below	1.8%
Below investment grade	4.0%
Total fixed maturities	100.0%

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At December 31, 2015, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 87% were investment grade, 4% were below investment grade and 9% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2015, the industries accounting for the larger percentage of unrealized losses included energy (28% of fixed maturities gross unrealized losses) and basic industry (18%). The largest unrealized loss related to a single corporate obligor was $53.0 million at December 31, 2015.

At December 31, 2015 and 2014, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $141.6 million and $142.6 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,124,445	$185,232	$105,009	$5,204,668	$—
Other government securities	1,072,160	1,846	28,203	1,045,803	—
Public utilities	4,230,606	278,969	39,428	4,470,147	—
Corporate securities	32,380,218	1,143,277	752,220	32,771,275	—
Residential mortgage-backed	1,829,293	69,547	14,658	1,884,182	(32,784)
Commercial mortgage-backed	3,424,314	102,043	26,110	3,500,247	(313)
Other asset-backed securities	943,805	18,150	35,237	926,718	(19,938)
Total fixed maturities	$49,004,841	$1,799,064	$1,000,865	$49,803,040	$(53,035)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$4,839,189	$318,904	$23,373	$5,134,720	$—
Other government securities	1,061,471	5,088	9,445	1,057,114	—
Public utilities	4,197,016	445,398	5,803	4,636,611	—
Corporate securities	31,436,874	1,923,803	191,462	33,169,215	—
Residential mortgage-backed	2,365,030	90,801	23,545	2,432,286	(46,350)
Commercial mortgage-backed	3,397,229	226,476	16,766	3,606,939	137
Other asset-backed securities	948,686	28,005	34,999	941,692	(21,846)
Total fixed maturities	$48,245,495	$3,038,475	$305,393	$50,978,577	$(68,059)

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2015, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$848,278	$15,156	$485	$862,949
Due after 1 year through 5 years	11,597,254	704,099	74,455	12,226,898
Due after 5 years through 10 years	20,249,976	457,270	486,601	20,220,645
Due after 10 years through 20 years	3,093,609	150,413	72,784	3,171,238
Due after 20 years	7,018,312	282,386	290,535	7,010,163
Residential mortgage-backed	1,829,293	69,547	14,658	1,884,182
Commercial mortgage-backed	3,424,314	102,043	26,110	3,500,247
Other asset-backed securities	943,805	18,150	35,237	926,718
Total	$49,004,841	$1,799,064	$1,000,865	$49,803,040

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $139.1 million and $116.0 million at December 31, 2015 and 2014, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2015 and 2014, fixed maturities include $128.5 million and $129.7 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$299,619	$12,930	$2,992	$309,557
Alt-A	264,907	16,609	2,613	278,903
Subprime	278,835	7,616	5,200	281,251
Total non-agency RMBS	$843,361	$37,155	$10,805	$869,711

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
Prime	$404,048	$17,209	$3,973	$417,284
Alt-A	361,607	19,156	2,854	377,909
Subprime	371,339	7,715	13,931	365,123
Total non-agency RMBS	$1,136,994	$ 44,080	$ 20,758	$1,160,316

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2015			December 31, 2014

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$100,212	$2,697,165	16	$518	$36,181	4
Other government securities	27,546	721,757	23	100	31,717	2
Public utilities	35,389	768,512	89	496	47,956	12
Corporate securities	553,545	10,963,146	903	95,577	2,722,165	267
Residential mortgage-backed	2,227	196,575	40	1,190	109,022	20
Commercial mortgage-backed	14,266	777,720	47	728	171,336	10
Other asset-backed securities	3,069	372,084	62	13,647	201,095	31
Total temporarily impaired
securities	$736,254	$16,496,959	1,180	$112,256	$3,319,472	346

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$4,797	$213,830	5	$22,854	$1,387,984	14
Other government securities	657	26,048	2	9,345	577,550	22
Public utilities	4,039	17,483	4	5,307	195,916	29
Corporate securities	198,675	968,640	123	95,886	2,658,508	255
Residential mortgage-backed	12,431	226,208	67	22,355	385,243	91
Commercial mortgage-backed	11,844	291,896	23	16,038	319,483	36
Other asset-backed securities	32,168	164,905	25	21,352	165,403	26
Total temporarily impaired
securities	$264,611	$1,909,010	249	$193,137	$5,690,087	473

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$105,009	$2,910,995	21	$23,372	$1,424,165	18
Other government securities	28,203	747,805	25	9,445	609,267	24
Public utilities	39,428	785,995	93	5,803	243,872	41
Corporate securities	752,220	11,931,786	1,026	191,463	5,380,673	522
Residential mortgage-backed	14,658	422,783	107	23,545	494,265	111
Commercial mortgage-backed	26,110	1,069,616	70	16,766	490,819	46
Other asset-backed securities	35,237	536,989	87	34,999	366,498	57
Total temporarily impaired
securities	$1,000,865	$18,405,969	1,429	$305,393	$9,009,559	819

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2015 and 2014, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

2015 and 2014, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 68%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2015	2014	2013
Available-for-sale securities
Realized gains on sale	$211,198	$166,300	$135,023
Realized losses on sale	(128,955)	(57,383)	(34,448)
Impairments:
Total other-than-temporary impairments	(77,662)	(56,161)	(49,930)
Portion of other-than-temporary impairments
included in other comprehensive income	15,024	29,549	29,146
Net other-than-temporary impairments	(62,638)	(26,612)	(20,784)
Other	14,586	1,692	1,354
Net realized gains on non-derivative investments	34,191	83,997	81,145
Net losses on derivative instruments	(1,621,706)	(3,488,519)	(2,071,598)
Total net realized losses on investments	$(1,587,515)	$(3,404,522)	$(1,990,453)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2015, 2014, and 2013 was $1,022.1 million, $790.3 million, and $640.4 million, respectively, which was approximately 89%, 93%, and 95% of book value, respectively.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2015	2014
Cumulative credit loss beginning balance	$276,872	$318,204
Additions:
New credit losses	50,434	8,802
Incremental credit losses	12,204	14,522
Reductions:
Securities sold, paid down or disposed of	(24,304)	(56,384)
Securities where there is intent to sell	(20,940)	(8,272)
Cumulative credit loss ending balance	$294,266	$276,872

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.4 billion and $6.0 billion at December 31, 2015 and 2014, respectively, are reported net of an allowance for loan losses of $4.6 million and $5.8 million at each date, respectively. At December 31, 2015, commercial mortgage loans were collateralized by properties located in 40 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2015, 2014, and 2013, recognized impairment charges against the allowance for loan losses of nil, $9.0 million, and $1.0 million, respectively. In addition, Jackson recorded impairments as a realized loss of nil, $2.7 million, and $3.2 million during 2015, 2014, and 2013, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2015 and 2014 (in thousands):

Allowance for loan losses:	2015	2014
Balance at beginning of year	$5,754	$11,532
Charge-offs	—	(9,043)
Recoveries	—	524
Net charge-offs	—	(8,519)
Addition (reduction) to allowance	(1,198)	2,741
Balance at end of year	$4,556	$5,754

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2015		December 31, 2014
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$—	$20,701
Collectively evaluated for impairment	4,556	6,436,636	5,754	5,977,552
Total	$4,556	$6,436,636	$5,754	$5,998,253

As of December 31, 2015 and 2014, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2015:
Impaired Loans without a Valuation Allowance

Apartment	$—	$—	$—	$542	$50
Hotel	—	—	—	3,304	244
Total	—	—	—	3,846	294
Total Impaired Loans
Apartment	—	—	—	542	50
Hotel	—	—	—	3,304	244
Total	$—	$—	$—	$3,846	$294

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2014:
Impaired Loans with a Valuation Allowance
Office	$—	$—	$—	$663	$34
Impaired Loans without a Valuation Allowance

Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	13,850	3,507
Warehouse	—	—	—	2,678	344
Total	20,701	20,701	—	59,129	6,652
Total Impaired Loans
Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	14,513	3,541
Warehouse	—	—	—	2,678	344
Total	$20,701	$20,701	$—	$59,792	$6,686

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2015
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,129,103	$—	$—	$—	$2,129,103
Hotel	647,832	—	—	—	647,832
Office	731,735	—	—	—	731,735
Retail	1,154,303	—	—	—	1,154,303
Warehouse	1,773,663	—	—	—	1,773,663
Total	$6,436,636	$—	$—	$—	$6,436,636

	December 31, 2014
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,917,788	$—	$—	$—	$1,917,788
Hotel	529,418	19,880	—	—	549,298
Office	707,001	—	—	—	707,001
Retail	1,149,619	—	—	—	1,149,619
Warehouse	1,674,547	—	—	—	1,674,547
Total	$5,978,373	$19,880	$—	$—	$5,998,253

During 2015 and 2014, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $10.1 million and $14.6 million at December 31, 2015 and 2014, respectively.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2015 and 2014, investments in limited partnerships had carrying values of $1,194.2 million and $1,176.6 million, respectively. At December 31, 2015 and 2014, real estate totaling $224.1 million and $205.1 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2015 and 2014.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2015 and 2014, the estimated fair value of loaned securities was $268.7 million and $189.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2015 and 2014, cash collateral received in the amount of $279.0 million and $196.6 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2015 and 2014, short-term borrowings under such agreements averaged $53.3 million and $97.6 million, respectively, with weighted average interest rates of 0.19% and 0.12% during 2015 and 2014, respectively. At December 31, 2015 and 2014, the outstanding repurchase agreement balance was nil and $289.6 million, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. Interest expense totaled $0.1 million, $0.1 million, and $0.2 million in 2015, 2014, and 2013, respectively. The highest level of short-term borrowings at any month end was $215.3 million in 2015 and $289.6 million in 2014.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Fixed maturities	$2,172,061	$2,271,890	$2,240,592
Commercial mortgage loans	287,420	296,056	307,361
Limited partnerships	129,470	153,378	267,892
Derivative instruments	282,337	252,121	206,461
Policy loans	398,855	395,857	391,089
Other investment income	41,785	4,926	56,838
Total investment income	3,311,928	3,374,228	3,470,233
Less: income on funds held under reinsurance treaties	(308,298)	(305,760)	(263,196)
Less: investment expenses	(64,268)	(65,887)	(62,391)
Net investment income	$2,939,362	$3,002,581	$3,144,646

Investment income of $6.7 million, $3.6 million, and $64.9 million was recognized on trading securities held at December 31, 2015, 2014 and 2013, respectively. In addition, investment income (loss) of $0.3 million, $9.1 million, and $(25.1) million, respectively, was recognized on securities carried at fair value recorded through income.

During 2015, investment income was reduced by $308.3 million for expense incurred on the liability for funds held under reinsurance treaties, including $305.6 million on policy loans, $2.4 million of fixed maturity income, $0.1 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.2 million of income from other invested assets. During 2014, investment income was reduced by $305.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $296.1 million on policy loans, $2.5 million of fixed maturity income and a $7.2 million gain on fixed maturities with fair value recorded through the consolidated income statement. During 2013, investment income was reduced by $263.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $287.1 million on policy loans, $5.5 million of fixed maturity income and a $29.6 million loss on fixed maturities with fair value recorded through the consolidated income statement. The net investment income on derivative instruments included in the above table is further detailed in Note 4.

4.	Derivative Instruments
Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2015
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$868	$—	$—	$868
Equity index call options	15,000,000	10,389	—	—	10,389
Equity index futures	—	—	11,738,466	—	—
Equity index put options	74,500,000	377,175	—	—	377,175
Interest rate swaps	15,000,000	913,156	6,100,000	(366,194)	546,962
Put-swaptions	4,750,000	31,732	1,250,000	(1,245)	30,487
Total	$109,260,530	$1,333,320	$19,088,466	$(367,439)	$965,881

	December 31, 2014
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$2,241	$—	$—	$2,241
Equity index call options	6,500,000	14,324	—	—	14,324
Equity index futures	—	—	6,567,680	—	—
Equity index put options	72,750,000	342,284	—	—	342,284
Interest rate swaps	15,000,000	974,643	8,150,000	(391,475)	583,168
Put-swaptions	5,750,000	94,592	250,000	(330)	94,262
Total	$100,010,530	$1,428,084	$14,967,680	$(391,805)	$1,036,279

(1)  The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2015
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(120,259)	$—	$(120,259)
Equity index futures	5,347	—	5,347
Equity index put options	(1,044,044)	—	(1,044,044)
Fixed index annuity embedded derivatives	13,555	—	13,555
Interest rate swaps	(36,205)	282,337	246,132
Put-swaptions	8,695	—	8,695
Variable annuity embedded derivatives	(448,795)	—	(448,795)
Total	$(1,621,706)	$282,337	$(1,339,369)

	Year Ended December 31, 2014
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$363	$(363)	$—
Equity index call options	(47,177)	—	(47,177)
Equity index futures	(751,595)	—	(751,595)
Equity index put options	(725,175)	—	(725,175)
Fixed index annuity embedded derivatives	(267,544)	—	(267,544)
Interest rate swaps	585,021	252,381	837,402
Put-swaptions	198,504	103	198,607
Variable annuity embedded derivatives	(2,480,916)	—	(2,480,916)
Total	$(3,488,519)	$252,121	$(3,236,398)

	Year Ended December 31, 2013
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$6,791	$(7,479)	$(688)
Equity index call options	187,474	—	187,474
Equity index futures	(1,746,460)	—	(1,746,460)
Equity index put options	(800,394)	—	(800,394)
Fixed index annuity embedded derivatives	(455,149)	—	(455,149)
Interest rate swaps	(895,185)	210,166	(685,019)
Put-swaptions	(248,510)	48	(248,462)
Total return swaps	—	3,726	3,726
Variable annuity embedded derivatives	1,879,835	—	1,879,835
Total	$(2,071,598)	$206,461	$(1,865,137)

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2015 and 2014, the fair value of Jackson’s net derivative assets by counterparty were $975.2 million and $1,050.8 million, respectively, and held collateral was $1,069.0 million and $1,065.1 million, respectively, related to these agreements. At December 31, 2015 and 2014, the fair value of Jackson’s net derivative liabilities by counterparty was $9.3 million and $14.5 million, respectively, and provided collateral was nil and $18.5 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2015 or 2014, in aggregate, Jackson would have had to disburse $103.1 million and $10.3 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2015
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,333,320	$—	$1,333,320	$358,114	$159,700	$790,271	$25,235

Financial Liabilities:
Derivative liabilities	$367,439	$—	$367,439	$358,114	$—	$—	$9,325
Securities loaned	279,002	—	279,002	—	279,002	—	—
Total financial liabilities	$646,441	$—	$646,441	$358,114	$279,002	$—	$9,325

	December 31, 2014
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,428,084	$—	$1,428,084	$377,316	$108,563	$894,033	$48,172

Financial Liabilities:
Derivative liabilities	$391,805	$—	$391,805	$377,316	$—	$8,848	$5,641
Securities loaned	196,633	—	196,633	—	196,633	—	—
Repurchase agreements	289,625	—	289,625	—	—	289,625	—
Total financial liabilities	$878,063	$—	$878,063	$377,316	$196,633	$298,473	$5,641

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,352.1 million and $3,090.3 million for 2015 and 2014, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities (1)	$49,803,040	$49,803,040	$50,978,577	$50,978,577
Trading securities	285,154	285,154	530,418	530,418
Commercial mortgage loans	6,436,636	6,588,152	5,998,253	6,289,683
Policy loans (1)	4,495,955	4,495,955	4,477,083	4,477,083
Derivative instruments	1,333,320	1,333,320	1,428,084	1,428,084
Limited partnerships	1,194,226	1,194,226	1,176,633	1,176,633
Cash and cash equivalents	2,059,935	2,059,935	1,399,091	1,399,091
GMIB reinsurance recoverable	329,753	329,753	338,694	338,694
Separate account assets	134,157,891	134,157,891	127,459,274	127,459,274

Liabilities
Other contract holder funds and reserves for future policy benefits and claims payable
Annuity reserves (2)	$40,714,279	$44,221,525	$39,788,696	$43,818,946
Reserves for guaranteed investment contracts	1,816,501	1,822,597	1,878,038	1,890,937
Trust instruments supported by funding agreements	2,542,491	2,556,792	1,315,639	1,335,450
Federal Home Loan Bank funding agreements	1,873,747	1,860,010	1,873,843	1,839,594
Funds held under reinsurance treaties	3,459,645	3,459,645	3,431,854	3,431,854
Debt	346,957	427,500	328,737	394,309
Securities lending payable	279,002	279,002	196,633	196,633
Derivative instruments	367,439	367,439	391,805	391,805
Repurchase agreements	—	—	289,625	289,625
Federal Home Loan Bank advances	—	—	200,015	200,015
Separate account liabilities	134,157,891	134,157,891	127,459,274	127,459,274

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.
The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.
Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2015 and 2014, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2015 or 2014.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  Values for mortgage loans issued by consolidated VIEs are based on the VIEs’ values, which may include unobservable inputs and are classified as Level 3 and are also included in debt.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,204,668	$5,204,668	$—	$—
Other government securities	1,045,803	—	1,045,803	—
Public Utilities	4,470,147	—	4,470,147	—
Corporate securities	32,771,275	—	32,771,275	—
Residential mortgage-backed	1,884,182	—	1,884,175	7
Commercial mortgage-backed	3,500,247	—	3,500,061	186
Other asset-backed securities	926,718	—	920,268	6,450
Trading securities	285,154	128,920	122,786	33,448
Policy loans	3,216,123	—	—	3,216,123
Derivative instruments	1,333,320	—	1,235,968	97,352
Limited partnerships	1,194,226	—	—	1,194,226
GMIB reinsurance recoverable	329,753	—	—	329,753
Separate account assets	134,157,891	—	134,157,891	—
Total	$190,319,507	$5,333,588	$180,108,374	$4,877,545

Liabilities
Embedded derivative liabilities (1)	$3,352,075	$—	$1,167,979	$2,184,096
Funds held under reinsurance treaties	3,459,645	—	—	3,459,645
Derivative instruments	367,439	—	367,439	—
Total	$7,179,159	$—	$1,535,418	$5,643,741

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,134,720	$5,134,720	$—	$—
Other government securities	1,057,114	—	1,057,114	—
Public utilities	4,636,611	—	4,636,611	—
Corporate securities	33,169,215	—	33,168,934	281
Residential mortgage-backed	2,432,286	—	2,432,275	11
Commercial mortgage-backed	3,606,939	—	3,597,553	9,386
Other asset-backed securities	941,692	—	930,202	11,490
Trading securities	530,418	147,057	346,635	36,726
Policy loans	3,156,550	—	—	3,156,550
Derivative instruments	1,428,084	—	1,428,084	—
Limited partnerships	1,176,633	—	—	1,176,633
GMIB reinsurance recoverable	338,694	—	—	338,694
Separate account assets	127,459,274	—	127,459,274	—
Total	$185,068,230	$5,281,777	$175,056,682	$4,729,771

Liabilities
Embedded derivative liabilities (1)	$3,090,287	$—	$1,346,047	$1,744,240
Funds held under reinsurance treaties	3,431,854	—	—	3,431,854
Derivative instruments	391,805	—	391,805	—
Total	$6,913,946	$—	$1,737,852	$5,176,094

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2015
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$7	$7	$—
Commercial mortgage-backed	186	186	—
Other asset-backed securities	6,450	6,450	—
Trading securities	33,448	111	33,337
Policy loans	3,216,123	3,216,123	—
Derivative instruments	97,352	—	97,352
Limited partnerships	1,194,226	—	1,194,226
GMIB reinsurance recoverable	329,753	329,753	—
Total	$4,877,545	$3,552,630	$1,324,915

Liabilities
Embedded derivative liabilities (1)	$2,184,096	$2,184,096	$—
Funds held under reinsurance treaties	3,459,645	3,459,645	—
Total	$5,643,741	$5,643,741	$—

	December 31, 2014
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$281	$281	$—
Residential mortgage-backed	11	11	—
Commercial mortgage-backed	9,386	9,386	—
Other asset-backed securities	11,490	11,490	—
Trading securities	36,726	249	36,477
Policy loans	3,156,550	3,156,550	—
Limited partnerships	1,176,633	—	1,176,633
GMIB reinsurance recoverable	338,694	338,694	—
Total	$4,729,771	$3,516,661	$1,213,110

Liabilities
Embedded derivative liabilities (1)	$1,744,240	$1,744,240	$—
Funds held under reinsurance treaties	3,431,854	3,431,854	—
Total	$5,176,094	$5,176,094	$—

(1) Includes the embedded derivatives related to GMWB reserves.
External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available. Limited partnership interests are valued using externally prepared financial statements provided by partnership management.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Other asset-backed securities	$6,450	Discounted cash flow	Discount rate	277-395 (358)	Decrease
Policy loans	3,216,123	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	329,753	Discounted cash flow	See below	See below	See below
Total	$3,552,326

Liabilities
Embedded derivative liabilities	$2,184,096	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,459,645	Carrying value of asset	N/A	N/A	N/A
Total	$5,643,741

	December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Commercial mortgage-backed	$9,386	Discounted cash flow	Discount rate	0-275 (138)	Decrease
Other asset-backed securities	11,490	Discounted cash flow	Discount rate	262-486 (414)	Decrease
Policy loans	3,156,550	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	338,694	Discounted cash flow	See below	See below	See below
Total	$3,516,120

Liabilities
Embedded derivative liabilities	$1,744,240	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,431,854	Carrying value of asset	N/A	N/A	N/A
Total	$5,176,094

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Commercial mortgage-backed securities and other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model. Unobservable inputs include an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

As of December 31, 2015, residential mortgage-backed securities of $7 thousand, commercial mortgage-backed securities of $186 thousand, and trading securities of $111 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. As of December 31, 2014, corporate securities of $281 thousand, residential mortgage-backed securities of $11 thousand, and trading securities of $249 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The tables below provide rollforwards for 2015 and 2014 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2015	Income	Income	Settlements	Level 3	2015
Assets
Fixed maturities
Corporate securities	$281	$(368)	$87	$—	$—	$—
Residential mortgage-backed	11	17	—	(21)	—	7
Commercial mortgage-backed	9,386	(898)	547	(8,849)	—	186
Other asset-backed securities	11,490	9	80	(103)	(5,026)	6,450
Trading securities	36,726	3,688	—	(6,966)	—	33,448
Policy loans	3,156,550	3,797	—	55,776	—	3,216,123
Limited partnerships	1,176,633	(44,473)	—	62,066	—	1,194,226
Derivative instruments	—	(120,258)	—	110,295	107,315	97,352
GMIB reinsurance recoverable	338,694	(8,941)	—	—	—	329,753

Liabilities
Embedded derivative liabilities	$(1,744,240)	$(439,856)	$—	$—	$—	$(2,184,096)
Funds held under reinsurance treaties	(3,431,854)	(3,789)	(128)	(23,874)	—	(3,459,645)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2014	Income	Income	Settlements	Level 3	2014
Assets
Fixed maturities
Corporate securities	$19,013	$822	$1,642	$(21,196)	$—	$281
Residential mortgage-backed	14	17	—	(20)	—	11
Commercial mortgage-backed	458	(2,175)	1,882	(526)	9,747	9,386
Other asset-backed securities	9,549	272	100	4,055	(2,486)	11,490
Trading securities	70,476	(4,151)	—	(29,599)	—	36,726
Policy loans	3,131,161	2,251	—	23,138	—	3,156,550
Limited partnerships	1,310,369	(125,719)	—	(8,017)	—	1,176,633
GMIB reinsurance recoverable	136,147	202,547	—	—	—	338,694

Liabilities
Embedded derivative liabilities	$939,224	$(2,683,464)	$—	$—	$—	$(1,744,240)
Funds held under reinsurance treaties	(3,396,987)	(15,879)	—	(18,988)	—	(3,431,854)

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2015 and 2014 shown above are as follows (in thousands):

	December 31, 2015
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(21)	$—	$—	$(21)
Commercial mortgage-backed	—	(8,849)	—	—	(8,849)
Other asset-backed securities	—	(103)	—	—	(103)
Trading securities	640	(7,606)	—	—	(6,966)
Policy loans	—	—	312,479	(259,703)	52,776
Limited partnerships	194,595	(132,529)	—	—	62,066
Derivative instruments	110,849	(554)	—	—	110,295
Total	$306,084	$(149,662)	$312,479	$(259,703)	$209,198

Liabilities
Funds held under reinsurance treaties	$—	$—	$(355,482)	$331,608	$(23,874)

	December 31, 2014
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$42	$(21,238)	$—	$—	$(21,196)
Residential mortgage-backed	—	(20)	—	—	(20)
Commercial mortgage-backed	—	(526)	—	—	(526)
Other asset-backed securities	5,000	(945)	—	—	4,055
Trading securities	1,009	(30,608)	—	—	(29,599)
Policy loans	—	—	312,213	(289,075)	23,138
Limited partnerships	166,539	(174,556)	—	—	(8,017)
Total	$172,590	$(227,893)	$312,213	$(289,075)	$(32,165)

Liabilities
Funds held under reinsurance treaties	$—	$—	$(478,489)	$459,501	$(18,988)

As a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs, securities with a fair value of $5.0 million and $2.5 million were transferred from Level 3 to Level 2 during 2015 and 2014, respectively. During 2015 and 2014, the Company transferred securities with a fair value of nil and $9.7 million, respectively, from Level 2 to Level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent pricing service. During 2015, an unobservable input became a significant contribution to the fair value estimates for certain derivative instruments, of which $107.3 million were transferred from Level 2 to Level 3. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2015 or 2014.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2015 and 2014 was as follows (in thousands):

	2015	2014
Assets
Fixed maturities
Corporate securities	$(281)	$—
Residential mortgage-backed	17	17
Commercial mortgage-backed	—	(292)
Other asset-backed securities	89	100
Trading securities	3,598	(4,136)
Limited partnerships	(43,935)	(125,309)
Derivative instruments	(103,484)	—
GMIB reinsurance recoverable	(8,941)	202,547

Liabilities
Embedded derivative liabilities	$(439,856)	$(2,683,464)
Funds held under reinsurance treaties	(128)	(13,959)

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$6,436,636	$6,588,152	$5,998,253	$6,289,683
Policy loans	Level 3	1,279,832	1,279,832	1,320,533	1,320,533

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$37,362,204	$40,869,450	$36,698,409	$40,728,659
Reserves for guaranteed investment contracts	Level 3	1,816,501	1,822,597	1,878,038	1,890,937
Trust instruments supported by funding agreements	Level 3	2,542,491	2,556,792	1,315,639	1,335,450
Federal Home Loan Bank funding agreements	Level 3	1,873,747	1,860,010	1,873,843	1,839,594
Debt - mortgage loans (2)	Level 3	—	—	29,309	29,309
Debt - all other	Level 2	346,957	427,500	299,428	365,000
Securities lending payable	Level 2	279,002	279,002	196,633	196,633
Repurchase agreements	Level 2	—	—	289,625	289,625
Federal Home Loan Bank advances	Level 2	—	—	200,015	200,015
Separate account liabilities (3)	Level 2	134,157,891	134,157,891	127,459,274	127,459,274

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) Represents mortgage loans associated with certain consolidated VIEs.
(3) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
As described in Note 2, in connection with the acquisition of REALIC, the Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$7,455,336	$6,212,220	$4,822,587
Deferrals of acquisition costs	1,102,213	1,093,265	1,077,016
Amortization related to:
Operations	(711,391)	(708,735)	(544,047)
Derivatives	171,657	1,012,613	217,606
Net realized gains	(7,972)	(19,141)	(14,905)
Total amortization	(547,706)	284,737	(341,346)
Unrealized investment losses (gains)	428,961	(134,886)	653,963
Balance, end of year	$8,438,804	$7,455,336	$6,212,220

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$768,272	$784,285	$560,141
Deferrals of sales inducements	24,584	30,238	55,735
Amortization related to:
Operations	(108,127)	(122,943)	(135,270)
Derivatives	(3,727)	105,082	194,553
Net realized gains	(1,300)	(3,312)	(2,555)
Total amortization	(113,154)	(21,173)	56,728
Unrealized investment losses (gains)	74,988	(25,078)	111,681
Balance, end of year	$754,690	$768,272	$784,285

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance, or modified coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses.

As a pre-closing condition to the acquisition, and after receipt of all required regulatory approvals, REALIC entered into three retro treaties with SRZ. Pursuant to these retro treaties, REALIC ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC. These blocks of business include the disability income and accident and health business written or assumed by REALIC, a mix of life and annuity insurance business written or assumed by REALIC, and the corporate owned life insurance business assumed by REALIC. The effective date of the three retrocession agreements was July 1, 2012.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. At December 31, 2015 and 2014, this funds held liability was $3.5 billion and $3.4 billion, respectively.

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct premium:
Life	$600,689	$642,010	$668,878
Accident and health	60,002	65,024	70,214
Plus reinsurance assumed:
Life	59,069	67,558	66,242
Accident and health	10,514	11,893	13,602
Less reinsurance ceded:
Life	(376,283)	(427,173)	(429,499)
Annuity guaranteed benefits	(17,066)	(18,054)	(18,850)
Accident and health	(70,516)	(76,917)	(83,816)
Total premium	$266,409	$264,341	$286,771

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct benefits:
Life	$1,351,975	$1,407,976	$1,331,828
Accident and health	134,447	108,323	142,827
Annuity guaranteed benefits	93,473	60,121	69,403
Plus reinsurance assumed:
Life	248,217	244,807	384,181
Accident and health	31,444	32,694	32,723
Less reinsurance ceded:
Life	(574,634)	(599,852)	(577,884)
Accident and health	(165,891)	(141,017)	(175,550)
Deferral of contract enhancements	(11,970)	(16,258)	(41,396)
Change in reserves, net of reinsurance	(109,315)	86,886	(139,740)
Total benefits	$997,746	$1,183,680	$1,026,392

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2015	2014
Reserves:
Life	$6,988,682	$7,134,878
Accident and health	610,835	623,795
Guaranteed minimum income benefits	329,753	338,694
Other annuity benefits	227,492	240,385
Claims liability	989,695	977,022
Other	7,805	8,385
Total	$9,154,262	$9,323,159

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $36.2 million and $39.3 million at December 31, 2015 and 2014, respectively. The largest amount ceded to any reinsurer at December 31, 2015 totaled $6.3 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2015	2014
Direct life insurance in-force	$231,934	$249,709
Amounts assumed from other companies	22,301	23,592
Amounts ceded to other companies	(140,428)	(150,422)
Net life insurance in-force	$113,807	$122,879

Prior to the Company’s acquisition of REALIC, reserve requirements for certain term policies with a ceding insurer were in dispute between the ceding insurer and Swiss Re.  Under the terms of the purchase agreement, Jackson was obligated to continue the negotiations.  In October 2013, all parties agreed on a resolution, which resulted in the ceding insurer recapturing a portion of the business that was ceded to the Company, resulting in additional income of $10.9 million.  There were no similar transactions in 2014 or 2015.

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	2015	2014
Traditional life	$6,262,942	$6,610,023
Guaranteed benefits	4,072,203	3,526,259
Claims payable	901,226	867,401
Accident and health	1,412,689	1,436,681
Other	1,087,149	1,134,105
Total	$13,736,209	$13,574,469

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2015	2014
Interest-sensitive life	$13,168,029	$13,369,749
Variable annuity fixed option	8,103,623	6,808,521
Fixed annuity	19,384,788	19,843,325
Fixed index annuity	12,290,965	12,596,205
GICs, funding agreements and FHLB advances	6,232,739	5,067,519
Total	$59,180,144	$57,685,319

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. At December 31, 2015, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.66% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.40% average guaranteed rate.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At both December 31, 2015 and 2014, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2015

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,496.7	$1,848.8	$3,850.2	$8,195.7
>1.0% - 2.0%	1,394.6	7,076.3	2,813.8	11,284.7
>2.0% - 3.0%	9,018.6	3,365.9	1,439.6	13,824.1
>3.0% - 4.0%	1,861.9	—	—	1,861.9
>4.0% - 5.0%	2,416.0	—	—	2,416.0
>5.0% - 5.5%	312.4	—	—	312.4
Total	$17,500.2	$12,291.0	$8,103.6	$37,894.8

	December 31, 2014

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,071.1	$1,477.2	$2,571.4	$6,119.7
>1.0% - 2.0%	1,903.4	7,463.8	2,906.6	12,273.8
>2.0% - 3.0%	9,294.1	3,655.2	1,330.5	14,279.8
>3.0% - 4.0%	1,932.2	—	—	1,932.2
>4.0% - 5.0%	2,442.8	—	—	2,442.8
>5.0% - 5.5%	321.9	—	—	321.9
Total	$17,965.5	$12,596.2	$6,808.5	$37,370.2

At both December 31, 2015 and 2014, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

Minimum Guaranteed Interest Rate	Account Value - Interest Sensitive Life
	December 31,
	2015	2014
>2.0% - 3.0%	$300.6	$303.6
>3.0% - 4.0%	3,422.5	3,532.7
>4.0% - 5.0%	2,981.6	3,074.1
>5.0% - 6.0%	2,320.3	2,360.2
Subtotal	9,025.0	9,270.6
Retro treaties	4,143.0	4,099.1
Total	$13,168.0	$13,369.7

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2015 and 2014 totaled $11.4 million and $12.8 million, respectively.

The Company has established a $12.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2015 and 2014 totaled $2.5 billion and $1.3 billion, respectively.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At December 31, 2015 and 2014, the Company held $99.3 million and $108.1 million, respectively, of FHLBI capital stock, supporting $2.0 billion and $2.1 billion in funding agreements, short-term and long-term borrowing capacity in 2015 and 2014, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).
The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$104,252.0	$3,853.1	65.3 years
GMWB - Premium only	0%	2,824.5	82.0
GMWB	0-5%*	338.0	33.4
GMAB - Premium only	0%	65.8	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,328.9	864.9	65.4 years
GMWB - Highest anniversary only		2,984.1	298.2
GMWB		1,028.7	148.9
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	5,996.8	943.4	68.3 years
GMIB	0-6%	2,096.1	763.2		0.5 years
GMWB	0-8%*	94,217.0	11,434.1

					Average
					Period
				Weighted	until
December 31, 2014	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$100,332.3	$2,282.0	65.0 years
GMWB - Premium only	0%	3,354.6	50.0
GMWB	0-5%*	411.7	26.1
GMAB - Premium only	0%	82.2	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,261.6	301.4	65.0 years
GMWB - Highest anniversary only		3,322.4	133.2
GMWB		1,293.7	90.9
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	6,202.9	471.4	67.5 years
GMIB	0-6%	2,486.9	561.6		1.4 years
GMWB	0-8%*	89,383.7	3,169.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2015	2014
Equity	$81,783.2	$78,075.2
Bond	17,001.3	17,369.3
Balanced	19,965.2	20,117.6
Money market	1,227.2	1,052.1
Total	$119,976.9	$116,614.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2015	2014
Balance at January 1	$786.7	$579.1
Incurred guaranteed benefits	157.2	266.9
Paid guaranteed benefits	(88.8)	(59.3)
Balance at December 31	$855.1	$786.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2015 and 2014 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 39% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.6% during the surrender charge period and 8.5% thereafter (2014: 8.9%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $2,184.7 million and $1,744.4 million at December 31, 2015 and 2014, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2015 and 2014, these GMWB reserves totaled $56.7 million and $53.0 million, respectively, and were reported in reserves for future policy benefits and claims payable.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value of $0.7 million and $0.2 million at December 31, 2015 and 2014, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2015 and 2014, GMIB reserves before reinsurance totaled $20.5 million and $29.4 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2015			December 31, 2014
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$848.2	$26,252.1	60.1 years	$809.8	$28,103.8	59.5 years
ISWL account balance
adjustment	104.5	n/a	n/a	100.4	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2015 and 2014:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liabilities established for both of these were immaterial to the consolidated financial statements at December 31, 2015 and 2014.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2015	2014
Surplus notes	$249,457	$249,428
Mortgage loans	—	29,309
FHLBI bank loans	97,500	50,000
Total	$346,957	$328,737
At December 31, 2015, the above borrowings were all due after five years.

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity.

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2015, 2014, and 2013.

Mortgage loans
During 2015, mortgage loans held by certain consolidated real estate VIEs were paid off. Interest expense related to these loans totaled $0.4 million, $1.3 million, and $1.3 million in 2015, 2014, and 2013, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 0.36% in 2015 and 0.14% in 2014.  The outstanding balance on these loans was $97.5 million and $50.0 million at December 31, 2015 and 2014, respectively.  During 2015 and 2014, interest expense for these loans totaled $139 thousand and $71 thousand, respectively. At December 31, 2015, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $131.6 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. At December 31, 2015, there were no advances outstanding. At December 31, 2014, advances of $200.0 million were outstanding and were recorded in other liabilities. The Company paid interest of $53 thousand, $23 thousand, and $0.1 million on such advances in 2015, 2014 and 2013, respectively.

12.	Income Taxes

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current tax expense (benefit)	$312,638	$405,567	$(110,081)
Deferred tax expense (benefit)	33,701	(415,974)	277,078
Federal income tax expense (benefit)	$346,339	$(10,407)	$166,997

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Income taxes at statutory rate	$616,111	$117,283	$324,491
Dividends received deduction	(250,358)	(125,394)	(136,844)
Other	(19,414)	(2,296)	(20,650)
Federal income tax expense (benefit)	$346,339	$(10,407)	$166,997

Effective tax rate	19.7%	-3.1%	18.0%

Federal income taxes paid (refunded) were $766.0 million, $256.8 million, and $(241.9) million in 2015, 2014, and 2013, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$4,158,714	$3,616,046
Deferred compensation	141,344	73,761
Net operating loss carryforward	78,486	86,270
Other, net	67,696	63,740
Total gross deferred tax asset	4,446,240	3,839,817

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,925,303)	(2,760,234)
Other investment items	(796,406)	(389,949)
Net unrealized gains on available for sale securities	(156,229)	(657,980)
Other, net	(87,219)	(17,698)
Total gross deferred tax liability	(3,965,157)	(3,825,861)

Net deferred tax asset	$481,083	$13,956

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2015, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2015 and 2014, the Company did not have a valuation allowance.

At December 31, 2015, the Company had a federal tax ordinary loss carryforward of $224.2 million which begins to expire in 2026, that was attributable to the Company’s acquisition of REALIC. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt in 2007 and 2008. Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity. Brooke Life did not agree with the assessment, believed its current position was sustainable and filed a protest with the Appellate Division of the IRS. In March 2014, the IRS fully conceded the debt/equity issue for years under examination in favor of the Company.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2015, 2014, or 2013.

Based on information available as of December 31, 2015, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2015 and 2014, Jackson recorded accruals totaling $9.5 million and $8.5 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $5.1 million and $5.4 million at the end of 2015 and 2014, respectively. Related premium tax offsets were $2.8 million and $3.0 million at December 31, 2015 and 2014, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

In 2014, Jackson commenced a review of its wholly owned subsidiaries (Curian Capital, LLC and Curian Clearing, LLC). During its review, Jackson discovered that Curian Capital’s receipt of certain fees may have been inconsistent with applicable regulations. Jackson promptly reported these issues to regulatory authorities and retained independent outside legal counsel to conduct a thorough investigation. As of December 31, 2015, Curian Capital has recorded cumulative expenses of $76.5 million related to actual expenses incurred/customer payments and has a liability of $8.6 million for currently estimable outstanding exposures related to these issues.  The reserve represents Jackson’s best estimate of the outstanding exposure as of December 31, 2015.  Continuing work and regulatory discussions may result in future expenses, which are not estimable at this time.  Based on current information, however, management believes that any additional exposure is unlikely to be material to Jackson.

At December 31, 2015, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $440.0 million. At December 31, 2015, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $94.5 million.

Jackson had previously received regulatory inquiries on an industry-wide matter regarding claims settlement practices and compliance with unclaimed property laws. During 2015, Jackson has reached agreements to settle issues related to these inquiries. At December 31, 2015 and 2014, the estimated accrual for claims, penalties and interest on the unclaimed property matters is approximately $24.3 million and $20.0 million, respectively.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2015, Jackson recorded a liability of $7.2 million for future lease payments. Lease expense was $33.1 million, $29.8 million, and $30.7 million in 2015, 2014, and 2013, respectively. At December 31, 2015, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2016	$18,838
2017	16,754
2018	14,463
2019	11,970
2020	11,780
Thereafter	32,203
Total	$106,008

14.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) is a Prudential incentive plan in which all executive directors of Prudential and other senior executives can participate. Awards are granted in the form of a nil cost option with a vesting period of three years. The performance measure for the awards is that Prudential’s Total Shareholder Return (“TSR”) outperforms an index comprised of peer companies over a three-year period. Vesting of the awards between each performance period is on a straight line sliding scale basis ranging from 0% (less than the peer index TSR return) to 100% (more than 120% of the peer index TSR return). Participants are entitled to the value of reinvested dividends that would have accrued on the shares that vest.

The Business Unit Performance Plan (“BUPP”) is a Prudential incentive plan created to provide a common framework under which awards would be made to Chief Executive Officers of Prudential’s business units. Awards under this nil cost plan for Jackson are based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later are settled in ADRs after vesting. Participants are entitled to receive the value of reinvested dividends over the performance period for those shares/ADRs that vest. The compound annual growth parameters for the awards are based on factors relevant to the U.S. business and vesting between each performance point is on a straight line sliding scale basis ranging from 0% (less than 8% growth) to 100% (more than 12% growth).

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the statement of equity. At December 31, 2015 and 2014, the Company had $3.3 million and $14.1 million, respectively, reserved for future payments under these plans.

The Company also has a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards are based on the compound annual EEV imputed growth in shareholder value of the U.S. business, have vesting periods of four years and are at nil cost to the employee. Share awards vest between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders do not

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned IFRS pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2015 and 2014, the Company had $91.6 million and $54.2 million, respectively, accrued for future payments under these plans.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated statement of equity as shares held in trust. At December 31, 2015 and 2014, the Company had $31.9 million and $27.1 million of shares/ADRs held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans’ cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Group Performance Share Plan	$0.5	$3.9	$4.9
Business Unit Performance Plan	0.5	3.4	5.0
Retention Share Plan	3.3	2.9	3.2
Jackson performance plan	0.9	5.6	16.8
Prudential LTIP plan	44.9	30.6	10.0
Total compensation expense related to incentive plans	$50.1	$46.4	$39.9

Income tax benefit	$17.5	$16.2	$14.0

The total unrecognized compensation expense related to all share-based plans at December 31, 2015 was $67.0 million with a weighted average remaining period of 1.32 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the GPSP, BUPP, or performance plans.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2015, 2014 and 2013 were $50.48, $42.89, and $32.55, respectively.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

At December 31, 2015 and 2014, there were no outstanding non-vested Prudential shares granted.

Outstanding non-vested Prudential ADRs granted were as follows:

	GPSP		BUPP		Performance Award Plan		Prudential LTIP plan
	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2013	198,452	$12.47	198,452	$21.39	477,024	$20.21	1,376,223	$32.56

Granted	—	—	—	—	—	—	1,115,709	42.89
Exercised	98,824	12.84	98,824	21.89	217,638	15.97	—	—
Lapsed/Forfeited	—	—	—	—	16,844	23.75	117,301	35.57
At December 31, 2014	99,628	$12.11	99,628	$20.89	242,542	$23.76	2,374,631	$37.26

Granted	—	—	—	—	—	—	1,045,807	50.48
Exercised	99,628	12.11	99,628	20.89	120,449	23.27	—	—
Lapsed/Forfeited	—	—	—	—	19,488	24.24	194,600	38.68
At December 31, 2015	—	$—	—	$—	102,605	$24.24	3,225,838	$41.46

At December 31, 2015, there were 249,982 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2015, the adjusted earned surplus of the Company was $1,242.5 million.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2016, is estimated to be $606.6 million, subject to the availability of adjusted earned surplus as of the dividend date.

The Company received capital contributions from its parent of $14.1 million and $35.1 million in 2014 and 2013, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities. Dividends from the Company to its parent were $711.4 million, $697.0 million, and $507.0 million in 2015, 2014, and 2013, respectively. Jackson’s 2015 dividend includes $1.4 million related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.7 billion and $4.5 billion at December 31, 2015 and 2014, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $627.0 million, $878.3 million, and $741.3 million in 2015, 2014, and 2013, respectively.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2016. At December 31, 2015 and 2014, the effect of the permitted practice decreased statutory surplus by $355.5 million and $555.1 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. In relation to the acquisition of REALIC and pursuant to Michigan Insurance Law, the Company reported $327.5 million and $376.6 million of statutory basis VOBA at December 31, 2015 and 2014, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2015, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2015 and 2014, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $45.1 million, $45.0 million, and $45.7 million to PPM for investment advisory services during 2015, 2014, and 2013, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2015, 2014, and 2013 totaled $96.5 million, $106.4 million, and $102.1 million, respectively.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $13.1 million, $9.8 million, and $7.1 million of certain management and corporate services costs to these affiliates in 2015, 2014, and 2013, respectively.

Jackson provided a $40.0 million revolving credit facility to Nicole Finance, Inc. (“Nicole”), a former upstream holding company. Effective December 31, 2015, Nicole merged into its parent, Brooke (Holdco1) Inc., which assumed all of Nicole’s liabilities. The loan is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2015 and 2014. The highest outstanding loan balance during 2015 and 2014 was nil and $16.8 million, respectively. During 2015, 2014, and 2013, interest and commitment fees totaled $40.0 thousand, $0.1 million, and $0.2 million, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There was no outstanding balance at both December 31, 2015 and 2014. The highest outstanding loan balance during 2015 and 2014 was $6.0 million and nil, respectively. Interest and commitment fees totaled $0.1 million each year for 2015, 2014, and 2013.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2015 and 2014 was $0.1 million. The highest

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

outstanding loan balance during both 2015 and 2014 was $0.1 million. Interest and commitment fees totaled $0.1 million each year for 2015, 2014, and 2013.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $13.6 million, $18.6 million, and $20.2 million of revenue associated with these services during 2015, 2014, and 2013, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $26.4 million, $25.9 million, and $25.4 million in 2015, 2014, and 2013, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2015 and 2014, the liability for such plans totaled $539.7 million and $496.9 million, respectively, and is reported in other liabilities. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $11.8 million, $30.2 million, and $56.4 million in 2015, 2014, and 2013, respectively. Previously, Jackson invested in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. In December 2015, the Company liquidated its investment in these mutual funds and, instead, is hedging this liability within its overall hedging strategy. Investment (loss) income from the mutual funds previously invested in totaled $(1.1) million, $13.2 million, and $40.7 million in 2015, 2014, and 2013, respectively.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2015	2014	2013
Commission expenses	$1,979,537	$1,922,651	$1,752,884
General and administrative expenses	847,265	786,676	804,851
Deferral of policy acquisition costs	(1,102,212)	(1,093,265)	(1,077,016)
Total operating costs and other expenses	$1,724,590	$1,616,062	$1,480,719

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2015	2014	2013
Balance, beginning of year	$1,478,565	$526,947	$2,107,631
OCI before reclassifications	(854,309)	991,987	(1,502,596)
Amounts reclassified from AOCI	(91,310)	(42,737)	(81,170)
Less: Comprehensive loss attributable
to noncontrolling interest	15,512	2,368	3,082
Balance, end of year	$548,458	$1,478,565	$526,947

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2015	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(121,539)	$(59,422)	$(123,157)	Other net investment losses
Other-than-temporary impairments	(18,939)	(6,326)	(1,721)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(140,478)	(65,748)	(124,878)
Income tax benefit	49,168	23,011	43,708
Reclassifications, net of income taxes	$(91,310)	$(42,737)	$(81,170)

59

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the period ended December 31, 2015
Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015 and 2014
Consolidated Income Statements for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated May 24, 1995, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

f.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

g.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

4.

a.
Specimen of the Perspective III Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

b.
Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001(File Nos. 333-73850 and 811-08664).

g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

h.	Specimen of Combination Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

i.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

j.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

k.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Form of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

m.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

n.
Specimen of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

o.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

q.	Specimen of Fixed Account Options Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

r.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

s.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

t.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

u.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

v.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

y.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

z.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

kk.
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007(File Nos. 333-70472 and 811-08664).

oo.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

tt.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

xx.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-73850 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-73850 and 811-08664).

b.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

d.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

e.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

f.
Amendment to the Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date December 31, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

g.
Amendment to Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date March 31, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

h.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on April 30, 2010 (File Nos. 333-73850 and 811-08664).

i.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91 filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

j.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date May 2, 2011,incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on April 28, 2011 (File Nos. 333-73850 and 811-08664).

k.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29, filed on August 26, 2011 (File Nos. 333-73850 and 811-08664).

l.
Amendment No. 22 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31, filed on April 26, 2012 (File Nos. 333-73850 and 811-08664).

m.
Amendment No. 23 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date of April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 24 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company (“Ceding Company”) and ACE Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President

1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and Distribution
7601 Technology Way	& Director
Denver, CO 80237

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa Ilene Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President

1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President, Chief Risk Officer & Director
300 Innovation Drive
Franklin, TN 37067

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President

1 Corporate Way
Lansing, MI 48951

Mark B. Mandich	Director
225 West Wacker Drive
Suite 1200
Chicago, IL 60606

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President

1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Barry L. Stowe	Chairman & Director
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 27, filed on April 18, 2016 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 29, 2016

Perspective Focus Contracts:

Qualified - 505
Non-Qualified - 470

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

James P. Sopha	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Tyler Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Andrew Bowden	General Counsel
1 Corporate Way
Lansing, MI 48951

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way

Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2016.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2016
James R. Sopha, President and Director

*	April 21, 2016
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 21, 2016
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 21, 2016
Barry L. Stowe, Chairman and Director

*	April 21, 2016
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

*	April 21, 2016
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 21, 2016
Mark B. Mandich, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, and 333-192971), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of June, 2015.

/s/ JAMES R. SOPHA
James R. Sopha, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BARRY L. STOWE
Barry L. Stowe, Chairman and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution And Director

/s/ THOMAS P. HYATTE
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ LEANDRA R. KNES
Leandra R. Knes, Director

/s/ MARK B. MANDICH
Mark B. Mandich, Director

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, and 333-192971), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney effective as of the 13th day of January, 2016.

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.